UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2022

Fundamental Equity Growth Funds
Concentrated Growth
Flexible Cap
Large Cap Core*
Mid Cap Growth**
Small Cap Growth
Small/Mid Cap Growth
Strategic Growth
Technology Opportunities
U.S. Equity ESG

*	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.

**	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.

Goldman Sachs Fundamental Equity Growth Funds

∎	CONCENTRATED GROWTH

∎	FLEXIBLE CAP

∎	LARGE CAP CORE

∎	MID CAP GROWTH

∎	SMALL CAP GROWTH

∎	SMALL/MID CAP GROWTH

∎	STRATEGIC GROWTH

∎	TECHNOLOGY OPPORTUNITIES

∎	U.S. EQUITY ESG

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Fundamental Equity Growth Funds

The following are highlights both of key factors affecting the U.S. equity market and of any key changes made to the Goldman Sachs Fundamental Equity Growth Funds (the “Funds”) during the six months ended February 28, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2022.

Market and Economic Review

•

Overall, U.S. equities struggled during the Reporting Period, experiencing significant volatility as market conditions shifted. The Standard & Poor’s 500 Index (the “S&P 500 Index”) ended the Reporting Period with a return of -2.62%. The Russell 3000® Index generated a return of -4.24%.

•

Persistent supply-chain disruptions and inflationary pressures remained the common themes during the Reporting Period, while the biggest headlines were the COVID-19 variants and the start of the yet ongoing Russia/Ukraine war.

•

As the Reporting Period began in September 2021, the S&P 500 Index saw its first decline since January 2021 and its worst month since September 2020. Focus centered around U.S. Federal Reserve (“Fed”) tapering, complex legislative negotiations, persistent supply-chain disruptions, spread of the COVID-19 Delta variant, global risk events, rising energy costs and the rapid uptick in U.S. Treasury yields.

•	During the fourth quarter of 2021, the S&P 500 Index increased in October, fell in November and increased in December.

•

The third quarter corporate earnings season propelled the U.S. equity market rally in October, with retail earnings upside surprises and hints of easing supply-chain constraints supporting the market’s upward trajectory into early November.

•

Later in November, a $1 trillion infrastructure bill was signed into law, and Fed Chair Powell was appointed for a second term, bringing clarity to the Fed’s leadership. However, renewed concerns around COVID-19 developments pressured U.S. equities, with the emergence of the more contagious Omicron variant triggering a sell-off. Persistently high inflation also weighed on market sentiment.

•

In December, the S&P 500 Index rebounded despite record COVID-19 case counts in many population centers in the U.S., as studies showed the variant was generally accompanied by milder symptoms than previous variants. Positive seasonality and the so-called “Santa Rally” also lifted the S&P 500 Index towards the end of the month. (A Santa rally refers a sustained increase in the stock market that occurs in the last week of December through the first two trading days in January.) The Fed walked back its use of “transitory” in describing the inflationary environment and announced it would double its pace of asset purchase tapering and indicated potential interest rate hikes in 2022.

•

The S&P 500 Index fell in January and February 2022, suffering its biggest pullback since March 2020 amid reverberations surrounding the Fed’s hawkish policy pivot, the velocity and magnitude of the accompanying U.S. Treasury yield increase, the long-standing valuation concerns around some of the riskier pockets of the market, the remaining inflation overhang and the ramping of geopolitical tensions caused by the Russia/Ukraine war.

•

During the Reporting Period overall, the U.S. equity market saw a sharp reversal of the growth/value dynamic amid a backdrop of rising U.S. Treasury yields and expectations of multiple interest rate hikes by the Fed. Value stocks meaningfully outperformed growth stocks during the Reporting Period.

•

The best performing sectors within the S&P 500 Index during the Reporting Period were energy, consumer staples and financials, while the weakest performing sectors were communication services, information technology and consumer discretionary.

•

For the Reporting Period overall, large-cap stocks performed best, followed by mid-cap stocks, with these two segments of the U.S. equity market posting positive returns. The small-cap segment was weakest, generating a negative return during the annual period. (All as measured by the FTSE Russell indices.)

1

MARKET REVIEW

Fund Changes and Highlights

Goldman Sachs Concentrated Growth Fund

•	The Fund underperformed its benchmark, the Russell 1000® Growth Index, during the Reporting Period.

•

Stock selection overall detracted from the Fund’s performance during the Reporting Period, especially in the information technology, consumer discretionary and health care sectors. These detractors were only partially offset by stock selection in the communication services sector, which contributed positively.

•	Within information technology, stock selection in the information technology services industry detracted the most.

Goldman Sachs Large Cap Core Fund

•

In February 2022, the Board of Trustees of the Goldman Sachs Trust approved changes to the Fund’s name and principal investment strategy. These changes are not expected to materially affect the Fund’s current portfolio holdings. These changes will become effective after the close of business on April 13, 2022.

•	The Fund’s name will change from Goldman Sachs Capital Growth to the Goldman Sachs Large Cap Core Fund.

•

The Fund’s principal investment strategy will be to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap issuers. Large-cap issuers are issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalizations of companies constituting the Russell 1000® Index at the time of investment. As of December 31, 2021, the capitalization range of the companies in the Russell 1000® Index was between $0.43 billion and $2.91 trillion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

Goldman Sachs Mid Cap Growth Fund

•

In February 2022, the Board of Trustees of the Goldman Sachs Trust approved changes to the Fund’s name and principal investment strategy. These changes are not expected to materially affect the Fund’s current portfolio holdings. These changes will become effective after the close of business on April 13, 2022.

•	The Fund’s name will change from Goldman Sachs Growth Opportunities to the Goldman Sachs Mid Cap Growth Fund.

•

The Fund’s principal investment strategy will be to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in mid-cap issuers. Mid-cap issuers are issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalizations of companies constituting the Russell MidCap® Growth Index at the time of investment. As of December 31, 2021, the capitalization range of the companies in the Russell MidCap® Growth Index was between $0.43 billion and $58.76 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

Goldman Sachs Strategic Growth Fund

•	The Fund underperformed its benchmark, the Russell 1000® Growth Index, during the Reporting Period.

•	Stock selection overall detracted from the Fund’s performance during the Reporting Period, especially in the information technology, health care and consumer discretionary sectors.

•	Within information technology, stock selection in the information technology services industry detracted the most.

2

MARKET REVIEW

Goldman Sachs Small/Mid Cap Growth Fund

•	The Fund underperformed its benchmark, the Russell 2500® Growth Index, during the Reporting Period.

•	Stock selection overall detracted from the Fund’s performance during the Reporting Period, especially in the industrials, information technology and consumer discretionary sector.

•	Within industrials, stock selection within the building products industry particularly hurt.

Goldman Sachs Technology Opportunities Fund

•	The Fund underperformed its benchmark, the NASDAQ Composite Total Return Index, during the Reporting Period.

•

Primarily due to the rotation from growth-oriented stocks to value-oriented stocks that began in late November 2021, the Fund’s positions in the highest growth areas of the market, including the information technology services and software industries, detracted most from the Fund’s relative performance during the Reporting Period. Only partially offsetting these detractors was having an overweight to the semiconductors & semiconductor equipment industry and stock selection in the interactive media and services industry, which contributed positively.

•

While a number of factors contributed to the turbulence in information technology stocks during the Reporting Period, the driving force, in our view, was the change in the interest rate outlook against a backdrop of elevated valuations. Since November 2021, we saw a pullback, led by the most expensive technology stocks — particularly those with the highest expected growth rates, most elevated price-to-sales multiples and lowest earnings. As expected, companies with the highest anticipated growth rates were considerably more sensitive to rising interest rate expectations than companies with lower anticipated growth rates.

Goldman Sachs U.S. Equity ESG Fund

•	The Fund underperformed its benchmark, the S&P 500 Index, during the Reporting Period.

•	Stock selection overall detracted from the Fund’s performance during the Reporting Period, especially in the consumer discretionary, materials and information technology sectors.

•	Having an underweighted allocation to the energy sector, which outperformed the S&P 500 Index, the Fund’s benchmark, during the Reporting Period, also hurt.

3

FUND BASICS

Concentrated Growth Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	-13.71%	-7.75%
Class C	-14.04	-7.75
Institutional	-13.54	-7.75
Investor	-13.61	-7.75
Class R6	-13.58	-7.75
Class R	-13.78	-7.75
Class P	-13.58	-7.75

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2022[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	10.2%	Software
Apple, Inc.	9.8	Technology Hardware, Storage & Peripherals
Alphabet, Inc., Class A	6.3	Interactive Media & Services
Amazon.com, Inc.	4.7	Internet & Direct Marketing Retail
NVIDIA Corp.	4.4	Semiconductors & Semiconductor Equipment
Marvell Technology, Inc.	3.5	Semiconductors & Semiconductor Equipment
Workday, Inc., Class A	3.0	Software
Alphabet, Inc., Class C	2.8	Interactive Media & Services
Adobe, Inc.	2.8	Software
Mastercard, Inc., Class A	2.6	IT Services
[3]	The top 10 holdings may not be representative of the Fund’s future investments.

4

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Flexible Cap Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	-3.28%	-2.62%
Class C	-3.56	-2.62
Institutional	-3.08	-2.62
Investor	-3.11	-2.62
Class R6	-3.09	-2.62
Class R	-3.38	-2.62
Class P	-3.04	-2.62

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2022[3]

Holding	% of Net Assets	Line of Business

Apple, Inc.	6.4%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	6.0	Software
Amazon.com, Inc.	3.9	Internet & Direct Marketing Retail
Alphabet, Inc., Class A	2.5	Interactive Media & Services
Alphabet, Inc., Class C	1.9	Interactive Media & Services
UnitedHealth Group, Inc.	1.7	Health Care Providers & Services
JPMorgan Chase & Co.	1.6	Banks
Berkshire Hathaway, Inc., Class B	1.6	Diversified Financial Services
NVIDIA Corp.	1.6	Semiconductors & Semiconductor Equipment
Procter & Gamble Co. (The)	1.5	Household Products

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

6

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Large Cap Core Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell 1000® Index[2]
Class A	-5.94%	-3.88%
Class C	-6.31	-3.88
Institutional	-5.77	-3.88
Service	-5.98	-3.88
Investor	-5.82	-3.88
Class R6	-5.77	-3.88
Class R	-6.06	-3.88
Class P	-5.75	-3.88

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000 Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2022[3]

Holding	% of Net Assets	Line of Business

Apple, Inc.	5.9%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	5.6	Software
Amazon.com, Inc.	3.6	Internet & Direct Marketing Retail
Alphabet, Inc., Class A	2.1	Interactive Media & Services
Alphabet, Inc., Class C	1.9	Interactive Media & Services
Bank of America Corp.	1.6	Banks
Chevron Corp.	1.5	Oil, Gas & Consumable Fuels
JPMorgan Chase & Co.	1.4	Banks
Procter & Gamble Co. (The)	1.3	Household Products
CVS Health Corp.	1.3	Health Care Providers & Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

8

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

Mid Cap Growth Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell Midcap® Growth Index[2]
Class A	-15.45%	-15.80%
Class C	-15.74	-15.80
Institutional	-15.33	-15.80
Service	-15.56	-15.80
Investor	-15.38	-15.80
Class R6	-15.31	-15.80
Class R	-15.53	-15.80
Class P	-15.30	-15.80

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap® Growth Index is an unmanaged market capitalization weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2022[3]

Holding	% of Net Assets	Line of Business

Palo Alto Networks, Inc.	3.1%	Software
Expedia Group, Inc.	2.6	Hotels, Restaurants & Leisure
Cadence Design Systems, Inc.	2.6	Software
West Pharmaceutical Services, Inc.	2.3	Life Sciences Tools & Services
Lululemon Athletica, Inc.	2.2	Textiles, Apparel & Luxury Goods
Etsy, Inc.	2.1	Internet & Direct Marketing Retail
Veeva Systems, Inc., Class A	2.1	Health Care Technology
CoStar Group, Inc.	2.1	Professional Services
Insulet Corp.	2.0	Health Care Equipment & Supplies
Zscaler, Inc.	1.9	Software

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

10

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

11

FUND BASICS

Small Cap Growth Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell 2000® Growth Index[2]
Class A	-17.33%	-16.35%
Class C	-17.61	-16.35
Institutional	-17.11	-16.35
Investor	-17.19	-16.35
Class R6	-17.16	-16.35
Class R	-17.45	-16.35
Class P	-17.17	-16.35

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Growth Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2022[3]

Holding	% of Net Assets	Line of Business

Tenable Holdings, Inc.	2.5%	Software
Axcelis Technologies, Inc.	2.0	Semiconductors & Semiconductor Equipment
Novanta, Inc.	1.9	Electronic Equipment, Instruments & Components
Chart Industries, Inc.	1.9	Machinery
Axonics, Inc.	1.9	Health Care Equipment & Supplies
Houlihan Lokey, Inc.	1.8	Capital Markets
Evoqua Water Technologies Corp.	1.8	Machinery
Halozyme Therapeutics, Inc.	1.8	Biotechnology
Shockwave Medical, Inc.	1.8	Health Care Equipment & Supplies
Watts Water Technologies, Inc., Class A	1.8	Machinery

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

12

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

13

FUND BASICS

Small/Mid Cap Growth Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell 2500® Growth Index[2]
Class A	-20.32%	-16.08%
Class C	-20.63	-16.08
Institutional	-20.20	-16.08
Service	-20.37	-16.08
Investor	-20.22	-16.08
Class R6	-20.20	-16.08
Class R	-20.43	-16.08
Class P	-20.17	-16.08

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500® Growth Index is an unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small- to mid-cap growth manager’s opportunity set. The Russell 2500® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2022[3]

Holding	% of Net Assets	Line of Business

Entegris, Inc.	2.2%	Semiconductors & Semiconductor Equipment
Novanta, Inc.	2.0	Electronic Equipment, Instruments & Components
Neurocrine Biosciences, Inc.	1.9	Biotechnology
Teledyne Technologies, Inc.	1.9	Electronic Equipment, Instruments & Components
MKS Instruments, Inc.	1.9	Semiconductors & Semiconductor Equipment
Chart Industries, Inc.	1.9	Machinery
Tandem Diabetes Care, Inc.	1.8	Health Care Equipment & Supplies
Ashland Global Holdings, Inc.	1.7	Chemicals
IDEX Corp.	1.7	Machinery
PerkinElmer, Inc.	1.6	Life Sciences Tools & Services
[3]	The top 10 holdings may not be representative of the Fund’s future investments.

14

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

15

FUND BASICS

Strategic Growth Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	-12.37%	-7.75%
Class C	-12.76	-7.75
Institutional	-12.23	-7.75
Service	-12.49	-7.75
Investor	-12.23	-7.75
Class R6	-12.19	-7.75
Class R	-12.42	-7.75
Class P	-12.20	-7.75

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2022[3]

Holding	% of Net Assets	Line of Business

Apple, Inc.	10.4%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	8.5	Software
Amazon.com, Inc.	7.2	Internet & Direct Marketing Retail
Alphabet, Inc., Class A	4.5	Interactive Media & Services
NVIDIA Corp.	3.8	Semiconductors & Semiconductor Equipment
Alphabet, Inc., Class C	3.3	Interactive Media & Services
Tesla, Inc.	2.9	Automobiles
Mastercard, Inc., Class A	2.5	IT Services
Meta Platforms, Inc., Class A	2.5	Interactive Media & Services
Union Pacific Corp.	2.1	Road & Rail

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

16

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

17

FUND BASICS

Technology Opportunities Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	NASDAQ Composite Total Return Index[2]
Class A	-15.21%	-9.60%
Class C	-15.54	-9.60
Institutional	-15.07	-9.60
Service	-15.32	-9.60
Investor	-15.10	-9.60
Class R6	-15.09	-9.60

Class P	-15.09	-9.60

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The NASDAQ Composite Index includes all domestic and international based common type stocks listed on The NASDAQ Stock Market. The NASDAQ Composite Index is a broad based Index. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2022[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	10.8%	Software
Amazon.com, Inc.	6.5	Internet & Direct Marketing Retail
Alphabet, Inc., Class C	5.6	Interactive Media & Services
Apple, Inc.	5.1	Technology Hardware, Storage & Peripherals
Alphabet, Inc., Class A	3.7	Interactive Media & Services
Marvell Technology, Inc.	3.0	Semiconductors & Semiconductor Equipment
ServiceNow, Inc.	2.9	Software
Atlassian Corp. PLC, Class A	2.9	Software
NVIDIA Corp.	2.9	Semiconductors & Semiconductor Equipment
Adobe, Inc.	2.9	Software

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

18

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

19

FUND BASICS

U.S. Equity ESG Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	-7.96%	-2.62%
Class C	-8.27	-2.62
Institutional	-7.78	-2.62
Investor	-7.83	-2.62
Class R6	-7.79	-2.62
Class R	-8.07	-2.62
Class P	-7.79	-2.62

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2022[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	7.2%	Software
Apple, Inc.	5.9	Technology Hardware, Storage & Peripherals
Alphabet, Inc., Class A	5.3	Interactive Media & Services
Procter & Gamble Co. (The)	3.2	Household Products
JPMorgan Chase & Co.	3.1	Banks
American Express Co.	3.0	Consumer Finance
Union Pacific Corp.	2.9	Road & Rail
CVS Health Corp.	2.7	Health Care Providers & Services
Cisco Systems, Inc.	2.6	Communications Equipment
General Electric Co.	2.6	Industrial Conglomerates
[3]	The top 10 holdings may not be representative of the Fund’s future investments.

20

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

21

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 100.1%
Aerospace & Defense – 1.5%
12,924	Boeing Co. (The)*	$2,653,814

Auto Components – 1.5%
21,368	Aptiv PLC*	2,765,874

Beverages – 1.6%
33,635	Monster Beverage Corp.*	2,838,794

Biotechnology – 4.3%
22,985	BioMarin Pharmaceutical, Inc.*	1,795,588
44,550	Genmab A/S ADR (Denmark)*	1,490,643
27,587	Sarepta Therapeutics, Inc.*	2,113,440
18,282	Seagen, Inc.*	2,356,002

		7,755,673

Chemicals – 1.5%
15,849	Ecolab, Inc.	2,793,545

Entertainment – 2.4%
11,093	Netflix, Inc.*	4,376,410

Equity Real Estate Investment Trusts (REITs) – 1.9%
15,540	American Tower Corp. REIT	3,525,560

Food Products – 2.1%
40,689	McCormick & Co., Inc.	3,872,372

Health Care Equipment & Supplies – 3.7%
96,539	Boston Scientific Corp.*	4,264,128
9,274	Insulet Corp.*	2,454,735

		6,718,863

Health Care Technology – 1.1%
8,693	Veeva Systems, Inc., Class A*	1,991,132

Hotels, Restaurants & Leisure – 2.0%
14,614	McDonald’s Corp.	3,577,069

Interactive Media & Services – 11.1%
4,213	Alphabet, Inc., Class A*	11,379,903
1,850	Alphabet, Inc., Class C*	4,990,967
93,072	Snap, Inc., Class A*	3,717,295

		20,088,165

Internet & Direct Marketing Retail – 5.4%
2,736	Amazon.com, Inc.*	8,402,967
67,154	Farfetch Ltd., Class A (United Kingdom)*	1,279,284

		9,682,251

IT Services – 7.7%
32,281	Affirm Holdings, Inc.*	1,350,637
12,989	Mastercard, Inc., Class A	4,686,691
31,905	PayPal Holdings, Inc.*	3,571,127
16,274	Snowflake, Inc., Class A*	4,323,351

		13,931,806

Life Sciences Tools & Services – 3.7%
63,766	Adaptive Biotechnologies Corp.*	920,143
13,994	Danaher Corp.	3,840,094

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
5,930	Illumina, Inc.*	1,936,738

		6,696,975

Pharmaceuticals – 2.5%
17,852	Eli Lilly & Co.	4,462,107

Professional Services – 1.7%
17,273	Verisk Analytics, Inc.	3,063,194

Road & Rail – 1.9%
99,175	CSX Corp.	3,363,024

Semiconductors & Semiconductor Equipment – 7.9%
93,248	Marvell Technology, Inc.	6,371,636
32,803	NVIDIA Corp.	7,999,011

		14,370,647

Software – 19.0%
10,657	Adobe, Inc.*	4,984,066
12,935	Bill.com Holdings, Inc.*	3,076,978
61,630	Microsoft Corp.	18,414,428
21,536	Splunk, Inc.*	2,543,401
23,275	Workday, Inc., Class A*	5,331,139

		34,350,012

Specialty Retail – 1.6%
31,032	Ross Stores, Inc.	2,836,014

Technology Hardware, Storage & Peripherals – 9.8%
106,929	Apple, Inc.	17,656,116

Textiles, Apparel & Luxury Goods – 4.2%
10,123	Lululemon Athletica, Inc.*	3,238,753
32,597	NIKE, Inc., Class B	4,451,120

		7,689,873

TOTAL INVESTMENTS – 100.1%
(Cost $105,138,894)		$181,059,290

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(185,419)

NET ASSETS – 100.0%		$180,873,871

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Aerospace & Defense – 1.2%
1,145	L3Harris Technologies, Inc.	$288,895
1,652	Woodward, Inc.	205,889

		494,784

Air Freight & Logistics – 0.4%
731	United Parcel Service, Inc., Class B	153,817

Automobiles – 1.3%
624	Tesla, Inc.*	543,148

Banks – 4.5%
11,880	Bank of America Corp.	525,096
4,479	JPMorgan Chase & Co.	635,122
1,162	M&T Bank Corp.	211,751
1,918	Pinnacle Financial Partners, Inc.	193,872
392	SVB Financial Group*	237,552

		1,803,393

Beverages – 1.6%
3,877	Coca-Cola Co. (The)	241,304
3,436	Coca-Cola Europacific Partners PLC (United Kingdom)	175,958
1,032	Constellation Brands, Inc., Class A	222,520

		639,782

Biotechnology – 1.7%
1,056	Biogen, Inc.*	222,827
1,726	BioMarin Pharmaceutical, Inc.*	134,835
6,051	Genmab A/S ADR (Denmark)*	202,466
1,480	Neurocrine Biosciences, Inc.*	133,008

		693,136

Building Products – 1.1%
1,780	Allegion PLC	203,846
1,496	Trane Technologies PLC	230,279

		434,125

Capital Markets – 1.8%
740	Ameriprise Financial, Inc.	221,845
2,019	Raymond James Financial, Inc.	221,383
728	S&P Global, Inc.	273,510

		716,738

Chemicals – 2.0%
1,376	Ecolab, Inc.	242,534
1,223	Linde PLC (United Kingdom)	358,632
1,188	PPG Industries, Inc.	158,539
242	Sherwin-Williams Co. (The)	63,677

		823,382

Communications Equipment – 1.0%
7,488	Cisco Systems, Inc.	417,606

Consumer Finance – 0.8%
1,760	American Express Co.	342,390

Diversified Financial Services – 1.6%
1,960	Berkshire Hathaway, Inc., Class B*	630,042

Common Stock – (continued)
Diversified Telecommunication Services – 0.9%
15,112	AT&T, Inc.	358,003

Electric Utilities – 0.6%
3,298	NextEra Energy, Inc.	258,134

Electrical Equipment – 0.4%
642	Rockwell Automation, Inc.	171,144

Electronic Equipment, Instruments & Components – 0.5%
7,895	Vontier Corp.	191,848

Entertainment – 0.6%
449	Netflix, Inc.*	177,140
479	Walt Disney Co. (The)*	71,112

		248,252

Equity Real Estate Investment Trusts (REITs) – 3.1%
894	AvalonBay Communities, Inc. REIT	213,299
1,880	Equity LifeStyle Properties, Inc. REIT	140,286
706	Essex Property Trust, Inc. REIT	223,922
6,271	Healthpeak Properties, Inc. REIT	194,777
703	Public Storage REIT	249,579
4,173	Ventas, Inc. REIT	225,342

		1,247,205

Food & Staples Retailing – 0.5%
1,442	Walmart, Inc.	194,901

Food Products – 1.2%
2,813	Lamb Weston Holdings, Inc.	186,868
4,542	Mondelez International, Inc., Class A	297,410

		484,278

Health Care Equipment & Supplies – 1.4%
5,445	Boston Scientific Corp.*	240,506
378	IDEXX Laboratories, Inc.*	201,228
1,118	Zimmer Biomet Holdings, Inc.	142,198

		583,932

Health Care Providers & Services – 4.9%
1,594	AmerisourceBergen Corp.	227,193
3,098	Centene Corp.*	255,957
3,265	CVS Health Corp.	338,417
642	Humana, Inc.	278,833
1,599	Quest Diagnostics, Inc.	209,901
1,420	UnitedHealth Group, Inc.	675,735

		1,986,036

Health Care Technology – 0.3%
602	Veeva Systems, Inc., Class A*	137,888

Hotels, Restaurants & Leisure – 1.9%
1,487	McDonald’s Corp.	363,973
2,356	Wyndham Hotels & Resorts, Inc.	203,582
1,733	Yum! Brands, Inc.	212,431

		779,986

Household Durables – 0.5%
2,081	Lennar Corp., Class A	187,040

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stock – (continued)
Household Products – 1.5%
3,948	Procter & Gamble Co. (The)	$615,454

Independent Power and Renewable Electricity Producers – 0.5%
9,848	AES Corp. (The)	209,073

Industrial Conglomerates – 0.8%
3,282	General Electric Co.	313,464

Insurance – 2.6%
1,450	American Financial Group, Inc.	196,316
4,264	Arch Capital Group Ltd.*	200,877
1,421	Chubb Ltd.	289,371
1,956	Globe Life, Inc.	197,478
2,167	Principal Financial Group, Inc.	153,077

		1,037,119

Interactive Media & Services – 5.7%
377	Alphabet, Inc., Class A*	1,018,330
291	Alphabet, Inc., Class C*	785,066
4,299	Bumble, Inc., Class A*	110,183
1,829	Meta Platforms, Inc., Class A*	385,974

		2,299,553

Internet & Direct Marketing Retail – 3.9%
520	Amazon.com, Inc.*	1,597,055

IT Services – 4.1%
2,855	Cognizant Technology Solutions Corp., Class A	245,901
307	EPAM Systems, Inc.*	63,779
2,514	Fidelity National Information Services, Inc.	239,408
2,468	International Business Machines Corp.	302,355
1,348	Mastercard, Inc., Class A	486,385
1,180	PayPal Holdings, Inc.*	132,078
906	Visa, Inc., Class A	195,805

		1,665,711

Life Sciences Tools & Services – 1.8%
1,280	Danaher Corp.	351,245
729	ICON PLC (Ireland)*	173,509
1,119	PerkinElmer, Inc.	200,984

		725,738

Machinery – 2.2%
1,039	Cummins, Inc.	212,081
1,691	Fortive Corp.	109,492
913	Illinois Tool Works, Inc.	197,518
1,993	ITT, Inc.	175,125
1,401	Lincoln Electric Holdings, Inc.	178,572

		872,788

Media – 1.5%
7,827	Discovery, Inc., Class C*	218,921
3,593	Liberty Media Corp.-Liberty SiriusXM, Class A*	180,943
4,645	New York Times Co. (The), Class A	204,334

		604,198

Common Stock – (continued)
Metals & Mining – 0.8%
6,623	Freeport-McMoRan, Inc.	310,950

Multiline Retail – 0.6%
1,289	Target Corp.	257,504

Multi-Utilities – 1.5%
3,491	CMS Energy Corp.	223,459
2,670	Public Service Enterprise Group, Inc.	173,096
2,419	WEC Energy Group, Inc.	219,839

		616,394

Oil, Gas & Consumable Fuels – 3.5%
3,635	Chevron Corp.	523,440
3,721	ConocoPhillips	352,974
4,537	Devon Energy Corp.	270,178
1,150	Pioneer Natural Resources Co.	275,540

		1,422,132

Personal Products – 0.5%
693	Estee Lauder Cos., Inc. (The), Class A	205,357

Pharmaceuticals – 3.3%
2,945	AstraZeneca PLC ADR (United Kingdom)	179,292
5,148	Bristol-Myers Squibb Co.	353,513
1,735	Eli Lilly & Co.	433,663
1,678	Johnson & Johnson	276,148
2,034	Pfizer, Inc.	95,476

		1,338,092

Professional Services – 0.8%
1,547	Booz Allen Hamilton Holding Corp.	124,828
1,151	Verisk Analytics, Inc.	204,118

		328,946

Road & Rail – 0.5%
724	Saia, Inc.*	207,954

Semiconductors & Semiconductor Equipment – 4.8%
671	KLA Corp.	233,844
2,756	Marvell Technology, Inc.	188,317
1,033	MKS Instruments, Inc.	155,570
2,577	NVIDIA Corp.	628,401
1,075	NXP Semiconductors NV (China)	204,379
3,350	ON Semiconductor Corp.*	209,744
1,785	Texas Instruments, Inc.	303,432

		1,923,687

Software – 10.3%
962	Adobe, Inc.*	449,908
1,616	Cadence Design Systems, Inc.*	244,711
8,161	Microsoft Corp.	2,438,425
342	Palo Alto Networks, Inc.*	203,234
609	Paycom Software, Inc.*	206,579
2,013	salesforce.com, Inc.*	423,797
908	Workday, Inc., Class A*	207,977

		4,174,631

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Shares	Description	Value

Common Stock – (continued)
Specialty Retail – 3.2%
925	Advance Auto Parts, Inc.	$189,144
3,706	Bath & Body Works, Inc.	197,789
553	Home Depot, Inc. (The)	174,654
1,622	Lowe’s Cos., Inc.	358,559
1,822	Ross Stores, Inc.	166,513
595	Ulta Beauty, Inc.*	222,828

		1,309,487

Technology Hardware, Storage & Peripherals – 6.9%
15,687	Apple, Inc.	2,590,237
2,546	NetApp, Inc.	199,556

		2,789,793

Textiles, Apparel & Luxury Goods – 1.4%
3,092	Capri Holdings Ltd.*	209,452
2,681	NIKE, Inc., Class B	366,091

		575,543

Trading Companies & Distributors – 0.5%
3,542	Fastenal Co.	182,271

TOTAL COMMON STOCKS
(Cost $30,275,866)		$40,103,884

Shares	Dividend Rate	Value

Investment Company – 0.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
207,087	0.026%	$207,087
(Cost $207,087)

TOTAL INVESTMENTS – 99.5%
(Cost $30,482,953)		$40,310,971

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		211,945

NET ASSETS – 100.0%		$40,522,916

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 1.7%
56,723	Boeing Co. (The)*	$11,647,501
22,655	L3Harris Technologies, Inc.	5,716,083
6,345	TransDigm Group, Inc.*	4,229,513

		21,593,097

Air Freight & Logistics – 0.5%
27,334	United Parcel Service, Inc., Class B	5,751,620

Airlines – 0.8%
220,382	United Airlines Holdings, Inc.*	9,784,961

Auto Components – 0.7%
67,474	Aptiv PLC*	8,733,835

Automobiles – 1.3%
197,877	General Motors Co.*	9,244,813
8,334	Tesla, Inc.*	7,254,164

		16,498,977

Banks – 4.0%
464,287	Bank of America Corp.	20,521,486
12,105	First Republic Bank	2,097,312
125,443	JPMorgan Chase & Co.	17,787,817
32,720	M&T Bank Corp.	5,962,566
6,012	SVB Financial Group*	3,643,272

		50,012,453

Beverages – 1.4%
142,003	Coca-Cola Europacific Partners PLC (United Kingdom)	7,271,974
27,863	Constellation Brands, Inc., Class A	6,007,820
43,769	Monster Beverage Corp.*	3,694,103

		16,973,897

Biotechnology – 1.6%
25,038	Alnylam Pharmaceuticals, Inc.*	3,952,248
5,457	Argenx SE ADR (Netherlands)*	1,570,034
17,090	Biogen, Inc.*	3,606,161
83,659	Genmab A/S ADR (Denmark)*	2,799,230
62,995	Neurocrine Biosciences, Inc.*	5,661,361
15,859	Seagen, Inc.*	2,043,749

		19,632,783

Building Products – 1.0%
281,825	AZEK Co., Inc. (The)*	8,311,019
26,261	Trane Technologies PLC	4,042,356

		12,353,375

Capital Markets – 2.3%
6,195	BlackRock, Inc.	4,608,398
43,254	Carlyle Group, Inc. (The)	2,027,315
56,009	Charles Schwab Corp. (The)	4,730,520
105,769	Morgan Stanley	9,597,479
22,209	Raymond James Financial, Inc.	2,435,217
10,653	S&P Global, Inc.	4,002,332
21,143	Tradeweb Markets, Inc., Class A	1,786,161

		29,187,422

Common Stocks – (continued)
Chemicals – 2.0%
11,199	Air Products and Chemicals, Inc.	2,646,324
52,521	Ecolab, Inc.	9,257,352
34,005	Linde PLC (United Kingdom)	9,971,626
10,363	Sherwin-Williams Co. (The)	2,726,816

		24,602,118

Communications Equipment – 1.2%
275,742	Cisco Systems, Inc.	15,378,131

Construction Materials – 0.7%
24,726	Martin Marietta Materials, Inc.	9,381,044

Consumer Finance – 1.2%
77,836	American Express Co.	15,142,215

Containers & Packaging – 0.6%
89,669	Ball Corp.	8,046,896

Diversified Financial Services – 1.0%
34,857	Apollo Global Management, Inc.	2,274,768
33,657	Berkshire Hathaway, Inc., Class B*	10,819,043

		13,093,811

Diversified Telecommunication Services – 1.0%
544,251	AT&T, Inc.	12,893,306

Electric Utilities – 1.3%
149,721	NextEra Energy, Inc.	11,718,663
71,277	Xcel Energy, Inc.	4,799,080

		16,517,743

Electrical Equipment – 1.1%
39,394	Eaton Corp. PLC	6,078,100
26,053	Rockwell Automation, Inc.	6,945,209
66,673	Shoals Technologies Group, Inc., Class A*	1,054,100

		14,077,409

Electronic Equipment, Instruments & Components – 0.4%
35,356	Keysight Technologies, Inc.*	5,563,974

Entertainment – 2.6%
12,015	Electronic Arts, Inc.	1,563,031
96,523	Live Nation Entertainment, Inc.*	11,661,909
18,872	Netflix, Inc.*	7,445,382
5,496	Roku, Inc.*	766,857
70,866	Walt Disney Co. (The)*	10,520,766

		31,957,945

Equity Real Estate Investment Trusts (REITs) – 2.4%
30,037	Alexandria Real Estate Equities, Inc. REIT	5,689,008
20,406	American Tower Corp. REIT	4,629,509
54,654	Americold Realty Trust REIT	1,460,355
10,917	AvalonBay Communities, Inc. REIT	2,604,687
26,296	Duke Realty Corp. REIT	1,393,688
2,991	Equinix, Inc. REIT	2,122,802
29,383	Equity LifeStyle Properties, Inc. REIT	2,192,560
100,810	Invitation Homes, Inc. REIT	3,810,618

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
5,670	Public Storage REIT	$2,012,963
26,218	Ryman Hospitality Properties, Inc. REIT*	2,310,068
39,012	Ventas, Inc. REIT	2,106,648

		30,332,906

Food Products – 1.6%
121,327	McCormick & Co., Inc.	11,546,691
124,531	Mondelez International, Inc., Class A	8,154,290

		19,700,981

Health Care Equipment & Supplies – 2.4%
3,427	Align Technology, Inc.*	1,752,773
181,235	Boston Scientific Corp.*	8,005,150
7,275	Dexcom, Inc.*	3,011,195
17,119	Insulet Corp.*	4,531,228
35,808	Intuitive Surgical, Inc.*	10,396,137
15,076	Zimmer Biomet Holdings, Inc.	1,917,517

		29,614,000

Health Care Providers & Services – 3.7%
155,192	CVS Health Corp.	16,085,651
64,955	Guardant Health, Inc.*	4,304,568
23,699	Humana, Inc.	10,292,950
33,720	UnitedHealth Group, Inc.	16,046,336

		46,729,505

Health Care Technology – 0.5%
27,533	Veeva Systems, Inc., Class A*	6,306,434

Hotels, Restaurants & Leisure – 1.6%
1,989	Chipotle Mexican Grill, Inc.*	3,029,943
9,618	Expedia Group, Inc.*	1,886,186
49,582	McDonald’s Corp.	12,136,186
29,392	Wyndham Hotels & Resorts, Inc.	2,539,763

		19,592,078

Household Products – 1.3%
107,980	Procter & Gamble Co. (The)	16,833,002

Industrial Conglomerates – 1.1%
127,124	General Electric Co.	12,141,613
5,301	Honeywell International, Inc.	1,005,865

		13,147,478

Insurance – 2.0%
141,693	Arch Capital Group Ltd.*	6,675,157
39,816	Chubb Ltd.	8,108,130
36,742	Globe Life, Inc.	3,709,472
1,944	Markel Corp.*	2,416,217
8,664	Marsh & McLennan Cos., Inc.	1,346,472
70,543	Ryan Specialty Group Holdings, Inc., Class A*	2,825,953

		25,081,401

Interactive Media & Services – 5.4%
9,759	Alphabet, Inc., Class A*	26,360,425

Common Stocks – (continued)
Interactive Media & Services – (continued)
8,709	Alphabet, Inc., Class C*	23,495,315
59,681	Meta Platforms, Inc., Class A*	12,594,481
41,048	Snap, Inc., Class A*	1,639,457
84,423	Twitter, Inc.*	3,001,238

		67,090,916

Internet & Direct Marketing Retail – 4.0%
14,513	Amazon.com, Inc.*	44,573,196
37,173	Etsy, Inc.*	5,757,726

		50,330,922

IT Services – 3.9%
32,191	Affirm Holdings, Inc.*	1,346,872
51,617	Cognizant Technology Solutions Corp., Class A	4,445,772
5,697	EPAM Systems, Inc.*	1,183,552
60,044	Fidelity National Information Services, Inc.	5,717,990
88,465	International Business Machines Corp.	10,837,847
22,957	Mastercard, Inc., Class A	8,283,345
86,895	PayPal Holdings, Inc.*	9,726,157
4,092	Shopify, Inc., Class A (Canada)*	2,840,912
18,927	Snowflake, Inc., Class A*	5,028,147

		49,410,594

Life Sciences Tools & Services – 1.9%
26,278	Adaptive Biotechnologies Corp.*	379,192
142,137	Avantor, Inc.*	4,930,732
36,508	Danaher Corp.	10,018,160
12,301	Illumina, Inc.*	4,017,507
10,964	West Pharmaceutical Services, Inc.	4,243,945

		23,589,536

Machinery – 0.9%
2,745	Deere & Co.	988,255
49,578	Illinois Tool Works, Inc.	10,725,704

		11,713,959

Media – 0.7%
38,970	Comcast Corp., Class A	1,822,237
229,749	Discovery, Inc., Class C*	6,426,080

		8,248,317

Metals & Mining – 0.3%
71,846	Freeport-McMoRan, Inc.	3,373,170

Multiline Retail – 1.1%
23,861	Dollar General Corp.	4,732,591
43,367	Target Corp.	8,663,425

		13,396,016

Multi-Utilities – 0.9%
62,081	Ameren Corp.	5,335,862
101,975	CMS Energy Corp.	6,527,420

		11,863,282

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.7%
125,885	Chevron Corp.	$18,127,440
56,645	ConocoPhillips	5,373,345
78,798	Devon Energy Corp.	4,692,421
16,402	Diamondback Energy, Inc.	2,265,116
52,729	Hess Corp.	5,328,793
36,303	Ovintiv, Inc.	1,664,492
37,133	Pioneer Natural Resources Co.	8,897,067

		46,348,674

Personal Products – 0.8%
32,103	Estee Lauder Cos., Inc. (The), Class A	9,513,082

Pharmaceuticals – 2.6%
50,658	AstraZeneca PLC ADR (United Kingdom)	3,084,059
184,467	Bristol-Myers Squibb Co.	12,667,349
26,593	Catalent, Inc.*	2,713,549
56,924	Eli Lilly & Co.	14,228,154

		32,693,111

Professional Services – 0.9%
66,219	CoStar Group, Inc.*	4,040,021
37,630	Verisk Analytics, Inc.	6,673,304

		10,713,325

Road & Rail – 2.0%
26,824	Norfolk Southern Corp.	6,880,893
10,008	Old Dominion Freight Line, Inc.	3,142,812
68,977	Uber Technologies, Inc.*	2,485,241
50,369	Union Pacific Corp.	12,388,256

		24,897,202

Semiconductors & Semiconductor Equipment – 5.3%
40,986	Analog Devices, Inc.	6,569,646
8,301	Enphase Energy, Inc.*	1,383,777
23,098	KLA Corp.	8,049,653
5,460	Lam Research Corp.	3,064,971
106,410	Marvell Technology, Inc.	7,270,995
64,340	NVIDIA Corp.	15,689,309
19,282	NXP Semiconductors NV (China)	3,665,894
84,153	ON Semiconductor Corp.*	5,268,819
5,922	SolarEdge Technologies, Inc.*	1,891,605
58,725	Texas Instruments, Inc.	9,982,663
38,219	Wolfspeed, Inc.*	3,925,856

		66,763,188

Software – 10.3%
11,586	Adobe, Inc.*	5,418,541
10,439	Atlassian Corp. PLC, Class A*	3,191,411
31,289	Bill.com Holdings, Inc.*	7,443,027
21,909	Cadence Design Systems, Inc.*	3,317,680
44,555	Dynatrace, Inc.*	1,979,133
2,610	HubSpot, Inc.*	1,370,250
235,318	Microsoft Corp.	70,310,665
13,321	Palo Alto Networks, Inc.*	7,916,004
9,870	Paycom Software, Inc.*	3,348,003
51,503	Qualtrics International, Inc., Class A*	1,562,086

Common Stocks – (continued)
Software – (continued)
23,209	salesforce.com, Inc.*	4,886,191
5,541	ServiceNow, Inc.*	3,213,337
17,671	Splunk, Inc.*	2,086,945
94,296	UiPath, Inc., Class A*	3,273,014
27,545	Workday, Inc., Class A*	6,309,182
13,180	Zscaler, Inc.*	3,151,997

		128,777,466

Specialty Retail – 1.7%
19,764	Advance Auto Parts, Inc.	4,041,343
9,819	Five Below, Inc.*	1,606,487
5,769	Home Depot, Inc. (The)	1,822,023
20,188	Lowe’s Cos., Inc.	4,462,759
16,194	RH*	6,507,883
6,813	Ulta Beauty, Inc.*	2,551,468

		20,991,963

Technology Hardware, Storage & Peripherals – 5.9%
449,469	Apple, Inc.	74,216,321

Textiles, Apparel & Luxury Goods – 1.1%
8,598	Lululemon Athletica, Inc.*	2,750,844
63,787	NIKE, Inc., Class B	8,710,115
28,243	PVH Corp.	2,764,707

		14,225,666

Water Utilities – 0.2%
12,357	American Water Works Co., Inc.	1,867,019

TOTAL COMMON STOCKS
(Cost $818,079,105)		$1,234,538,526

Shares	Dividend Rate	Value

Investmemt Company – 0.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,621,340	0.026%	$6,621,340
(Cost $6,621,340)

TOTAL INVESTMENTS – 99.1%
(Cost $824,700,445)		$1,241,159,866

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		11,365,218

NET ASSETS – 100.0%		$1,252,525,084

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 1.8%
23,523	TransDigm Group, Inc.*	$15,680,197
42,210	Woodward, Inc.	5,260,632

		20,940,829

Auto Components – 1.4%
128,859	Aptiv PLC*	16,679,509

Banks – 0.7%
14,495	SVB Financial Group*	8,783,970

Beverages – 1.0%
218,783	Coca-Cola Europacific Partners PLC (United Kingdom)	11,203,877

Biotechnology – 4.0%
62,058	Alnylam Pharmaceuticals, Inc.*	9,795,855
20,411	Argenx SE ADR (Netherlands)*	5,872,449
204,713	Genmab A/S ADR (Denmark)*	6,849,697
138,883	Neurocrine Biosciences, Inc.*	12,481,415
87,059	Seagen, Inc.*	11,219,294

		46,218,710

Building Products – 2.8%
532,961	AZEK Co., Inc. (The)*	15,717,020
109,108	Trane Technologies PLC	16,794,994

		32,512,014

Capital Markets – 2.7%
130,514	Ares Management Corp., Class A	10,583,380
26,155	MarketAxess Holdings, Inc.	9,976,302
155,822	TPG, Inc.*	4,789,969
72,113	Tradeweb Markets, Inc., Class A	6,092,106

		31,441,757

Chemicals – 1.4%
67,990	Ashland Global Holdings, Inc.	6,274,117
317,266	Danimer Scientific, Inc.*(a)	1,262,719
64,715	PPG Industries, Inc.	8,636,217

		16,173,053

Construction Materials – 0.9%
27,692	Martin Marietta Materials, Inc.	10,506,345

Containers & Packaging – 1.7%
220,583	Ball Corp.	19,795,118

Electrical Equipment – 3.1%
106,773	AMETEK, Inc.	13,858,068
82,419	Rockwell Automation, Inc.	21,971,257

		35,829,325

Electronic Equipment, Instruments & Components – 3.3%
258,103	Amphenol Corp., Class A	19,618,409
119,600	Keysight Technologies, Inc.*	18,821,452

		38,439,861

Entertainment – 1.9%
185,014	Live Nation Entertainment, Inc.*	22,353,392

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 0.8%
133,298	Equity LifeStyle Properties, Inc. REIT	9,946,697

Food Products – 3.0%
179,626	McCormick & Co., Inc.	17,095,006
1,177,447	Utz Brands, Inc.	17,956,067

		35,051,073

Health Care Equipment & Supplies – 6.1%
16,958	Align Technology, Inc.*	8,673,339
40,339	Dexcom, Inc.*	16,696,715
40,622	IDEXX Laboratories, Inc.*	21,625,122
89,950	Insulet Corp.*	23,808,865

		70,804,041

Health Care Providers & Services – 0.8%
146,332	Guardant Health, Inc.*	9,697,422

Health Care Technology – 2.1%
105,648	Veeva Systems, Inc., Class A*	24,198,674

Hotels, Restaurants & Leisure – 3.2%
156,179	Expedia Group, Inc.*	30,628,264
58,669	Yum! Brands, Inc.	7,191,646

		37,819,910

Insurance – 0.8%
240,994	Ryan Specialty Group Holdings, Inc., Class A*	9,654,220

Interactive Media & Services – 2.4%
133,397	Bumble, Inc., Class A*	3,418,965
165,301	Match Group, Inc.*	18,429,408
178,896	Twitter, Inc.*	6,359,753

		28,208,126

Internet & Direct Marketing Retail – 2.1%
160,912	Etsy, Inc.*	24,923,660

IT Services – 1.7%
97,129	Affirm Holdings, Inc.*	4,063,877
15,841	EPAM Systems, Inc.*	3,290,968
68,438	Okta, Inc.*	12,513,204

		19,868,049

Life Sciences Tools & Services – 5.1%
84,648	Agilent Technologies, Inc.	11,034,713
291,074	Avantor, Inc.*	10,097,357
8,093	Mettler-Toledo International, Inc.*	11,400,933
70,810	West Pharmaceutical Services, Inc.	27,409,135

		59,942,138

Machinery – 3.1%
61,354	Cummins, Inc.	12,523,578
190,220	Fortive Corp.	12,316,745
127,703	ITT, Inc.	11,221,263

		36,061,586

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – 0.9%
368,588	Discovery, Inc., Class A*(a)	$10,338,893

Oil, Gas & Consumable Fuels – 1.4%
70,139	Pioneer Natural Resources Co.	16,805,304

Pharmaceuticals – 1.3%
154,778	Catalent, Inc.*	15,793,547

Professional Services – 4.7%
395,936	CoStar Group, Inc.*	24,156,055
91,844	TransUnion	8,335,762
124,695	Verisk Analytics, Inc.	22,113,411

		54,605,228

Road & Rail – 2.1%
48,968	Old Dominion Freight Line, Inc.	15,377,421
30,673	Saia, Inc.*	8,810,206

		24,187,627

Semiconductors & Semiconductor Equipment – 6.9%
46,131	Enphase Energy, Inc.*	7,690,038
135,709	Entegris, Inc.	17,707,310
127,671	Marvell Technology, Inc.	8,723,759
86,323	MKS Instruments, Inc.	13,000,244
346,860	ON Semiconductor Corp.*	21,716,905
19,966	SolarEdge Technologies, Inc.*	6,377,540
52,842	Wolfspeed, Inc.*	5,427,930

		80,643,726

Software – 17.0%
45,808	ANSYS, Inc.*	14,850,495
71,704	Bill.com Holdings, Inc.*	17,056,948
201,540	Cadence Design Systems, Inc.*	30,519,202
42,742	Datadog, Inc., Class A*	6,886,164
118,982	DocuSign, Inc.*	14,091,038
296,893	Dynatrace, Inc.*	13,187,987
32,066	HubSpot, Inc.*	16,834,650
60,253	Palo Alto Networks, Inc.*	35,805,345
41,411	Paycom Software, Inc.*	14,047,025
66,997	Procore Technologies, Inc.*	4,367,534
130,075	Qualtrics International, Inc., Class A*	3,945,175
134,598	UiPath, Inc., Class A*	4,671,897
93,766	Zscaler, Inc.*	22,424,139

		198,687,599

Specialty Retail – 3.9%
48,187	Burlington Stores, Inc.*	10,884,961
6,853	O’Reilly Automotive, Inc.*	4,449,242
30,670	RH*	12,325,353
46,954	Ulta Beauty, Inc.*	17,584,273

		45,243,829

Textiles, Apparel & Luxury Goods – 2.5%
78,939	Lululemon Athletica, Inc.*	25,255,744

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
178,636	On Holding AG, Class A (Switzerland)*(a)	4,349,786

		29,605,530

TOTAL COMMON STOCKS
(Cost $928,729,198)		$1,152,964,639

Shares	Dividend Rate	Value

Investment Company – 1.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
20,845,177	0.026%	$20,845,177
(Cost $20,845,177)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $949,574,375)		$1,173,809,816

Securities Lending Reinvestment Vehicle – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,506,191	0.026%	$8,506,191
(Cost $8,506,191)

TOTAL INVESTMENTS – 101.1%
(Cost $958,080,566)		$1,182,316,007

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(13,399,131)

NET ASSETS – 100.0%		$1,168,916,876

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Aerospace & Defense – 2.7%
8,743	Kratos Defense & Security Solutions, Inc.*	$182,904
3,581	Maxar Technologies, Inc.	116,168
4,495	Moog, Inc., Class A	373,579

		672,651

Biotechnology – 10.6%
2,986	4D Molecular Therapeutics, Inc.*	40,908
7,351	Agios Pharmaceuticals, Inc.*	228,837
10,808	Allogene Therapeutics, Inc.*	98,893
2,476	Apellis Pharmaceuticals, Inc.*	105,304
1,572	Arena Pharmaceuticals, Inc.*	149,293
7,989	Avidity Biosciences, Inc.*	135,493
3,905	Beam Therapeutics, Inc.*	305,957
7,327	Cytokinetics, Inc.*	258,790
6,453	Design Therapeutics, Inc.*(a)	87,567
6,074	Dyne Therapeutics, Inc.*	52,054
12,710	Halozyme Therapeutics, Inc.*	450,824
8,037	Inozyme Pharma, Inc.*	46,373
676	Intellia Therapeutics, Inc.*	66,823
4,599	Kronos Bio, Inc.*	34,630
2,852	Sarepta Therapeutics, Inc.*	218,492
8,316	Sutro Biopharma, Inc.*	74,179
1,841	Ultragenyx Pharmaceutical, Inc.*	123,936
3,377	Y-mAbs Therapeutics, Inc.*	30,764
2,502	Zentalis Pharmaceuticals, Inc.*	124,825

		2,633,942

Building Products – 3.3%
7,412	AAON, Inc.	434,047
6,365	AZEK Co., Inc. (The)*	187,704
1,980	Masonite International Corp.*	186,773

		808,524

Capital Markets – 4.1%
2,798	Hamilton Lane, Inc., Class A	218,524
4,417	Houlihan Lokey, Inc.	454,333
7,025	Moelis & Co., Class A	338,675

		1,011,532

Chemicals – 2.9%
3,577	Ashland Global Holdings, Inc.	330,086
2,791	Balchem Corp.	386,107

		716,193

Commercial Services & Supplies – 0.8%
1,198	Tetra Tech, Inc.	190,206

Construction & Engineering – 1.7%
6,558	Ameresco, Inc., Class A*	421,352

Electronic Equipment, Instruments & Components – 3.6%
2,621	908 Devices, Inc.*(a)	43,587
3,873	Badger Meter, Inc.	385,015
3,451	Novanta, Inc.*	471,510

		900,112

Common Stocks – (continued)
Food & Staples Retailing – 1.0%
3,933	BJ’s Wholesale Club Holdings, Inc.*	247,268

Food Products – 0.7%
1,945	Freshpet, Inc.*	185,222

Health Care Equipment & Supplies – 8.6%
8,067	Axonics, Inc.*	457,883
2,291	Figs, Inc., Class A*	37,641
3,287	Inari Medical, Inc.*	289,190
2,991	iRhythm Technologies, Inc.*	386,646
6,463	Outset Medical, Inc.*	284,178
2,538	Shockwave Medical, Inc.*	449,810
12,467	Sonendo, Inc.*	59,842
1,500	Tandem Diabetes Care, Inc.*	168,945

		2,134,135

Health Care Providers & Services – 1.4%
9,315	Alignment Healthcare, Inc.*	78,619
4,352	Castle Biosciences, Inc.*	188,398
1,864	National Research Corp.	74,150

		341,167

Health Care Technology – 1.9%
2,745	Omnicell, Inc.*	354,873
2,717	Simulations Plus, Inc.	107,023

		461,896

Hotels, Restaurants & Leisure – 6.3%
2,607	Dutch Bros, Inc., Class A*(a)	125,684
10,891	First Watch Restaurant Group, Inc.*(a)	158,028
1,602	Papa John’s International, Inc.	171,126
3,799	Sweetgreen, Inc., Class A*(a)	96,229
3,936	Texas Roadhouse, Inc.	373,566
1,987	Wingstop, Inc.	288,810
4,030	Wyndham Hotels & Resorts, Inc.	348,232

		1,561,675

Household Durables – 2.3%
10,790	Sonos, Inc.*	295,538
1,288	TopBuild Corp.*	276,508

		572,046

Internet & Direct Marketing Retail – 1.7%
5,522	Revolve Group, Inc.*	261,908
3,050	Xometry, Inc., Class A*(a)	149,176

		411,084

IT Services – 0.7%
6,722	BigCommerce Holdings, Inc.*	174,100

Leisure Products – 1.5%
7,361	Latham Group, Inc.*	128,744
3,592	Malibu Boats, Inc., Class A*	250,255

		378,999

Life Sciences Tools & Services – 2.9%
5,644	Alpha Teknova, Inc.*	95,948
6,688	Codex DNA, Inc.*	68,218

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
9,390	MaxCyte, Inc.*	$65,354
3,167	Olink Holding AB ADR (Sweden)*(a)	54,124
11,660	Pacific Biosciences of California, Inc.*	138,987
6,513	Quanterix Corp.*	219,749
10,259	Rapid Micro Biosystems, Inc., Class A*(a)	71,710

		714,090

Machinery – 10.1%
3,184	Chart Industries, Inc.*	459,770
10,579	Evoqua Water Technologies Corp.*	451,300
6,626	Federal Signal Corp.	239,265
3,258	Franklin Electric Co., Inc.	275,497
1,574	RBC Bearings, Inc.*	305,120
7,818	Shyft Group, Inc. (The)	315,925
3,113	Watts Water Technologies, Inc., Class A	448,116

		2,494,993

Personal Products – 1.2%
11,791	elf Beauty, Inc.*	311,636

Pharmaceuticals – 0.0%
2,083	Atea Pharmaceuticals, Inc.*	13,206

Road & Rail – 1.7%
1,463	Saia, Inc.*	420,217

Semiconductors & Semiconductor Equipment – 10.5%
2,474	Ambarella, Inc.*	345,643
7,216	Axcelis Technologies, Inc.*	499,491
7,821	Credo Technology Group Holding Ltd.*	132,175
8,198	FormFactor, Inc.*	331,937
4,115	Onto Innovation, Inc.*	354,754
4,557	Power Integrations, Inc.	410,130
4,821	Semtech Corp.*	334,481
6,685	SMART Global Holdings, Inc.*	183,503

		2,592,114

Software – 10.2%
8,852	Alkami Technology, Inc.*	139,508
7,093	Domo, Inc., Class B*	315,638
14,731	EverCommerce, Inc.*	176,477
9,095	ForgeRock, Inc., Class A*	134,697
15,528	Instructure Holdings, Inc.*	347,982
10,563	PagerDuty, Inc.*	357,241
19,719	Sprinklr, Inc., Class A*	236,628
2,906	Sprout Social, Inc., Class A*	189,210
11,277	Tenable Holdings, Inc.*	624,295

		2,521,676

Specialty Retail – 3.9%
13,439	Arhaus, Inc.*	89,772
1,542	Asbury Automotive Group, Inc.*	299,318
2,280	Boot Barn Holdings, Inc.*	198,406
12,042	Leslie’s, Inc.*	256,615
7,980	MYT Netherlands Parent BV ADR (Germany)*	115,231

		959,342

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.2%
8,884	Allbirds, Inc., Class A*(a)	70,006
2,750	Crocs, Inc.*	230,257

		300,263

Trading Companies & Distributors – 0.6%
7,181	Core & Main, Inc., Class A*	161,429

TOTAL COMMON STOCKS
(Cost $23,134,971)		$24,311,070

Shares	Dividend Rate	Value

Investment Company – 4.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,207,821	0.026%	$1,207,821
(Cost $1,207,821)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $24,342,792)		$25,518,891

Securities Lending Reinvestment Vehicle – 2.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
605,705	0.026%	$605,705
(Cost $605,705)

TOTAL INVESTMENTS – 105.4%
(Cost $24,948,497)		$26,124,596

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.4)%		(1,354,440)

NET ASSETS – 100.0%		$24,770,156

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Air Freight & Logistics – 0.8%
246,520	GXO Logistics, Inc.*	$20,690,424

Auto Components – 0.9%
203,019	Fox Factory Holding Corp.*	23,960,302

Biotechnology – 9.3%
669,036	Agios Pharmaceuticals, Inc.*	20,827,091
310,883	Allogene Therapeutics, Inc.*	2,844,579
177,434	Alnylam Pharmaceuticals, Inc.*	28,007,957
85,874	Argenx SE ADR (Netherlands)*	24,706,808
403,633	Beam Therapeutics, Inc.*	31,624,646
1,426,956	Exelixis, Inc.*	29,295,407
1,039,366	Halozyme Therapeutics, Inc.*	36,866,312
581,063	Neurocrine Biosciences, Inc.*	52,220,132
98,418	Twist Bioscience Corp.*	5,505,503
312,461	Ultragenyx Pharmaceutical, Inc.*	21,034,874

		252,933,309

Building Products – 3.6%
527,608	AAON, Inc.	30,896,725
318,442	Allegion PLC	36,467,978
1,034,909	AZEK Co., Inc. (The)*	30,519,466

		97,884,169

Capital Markets – 5.6%
335,960	Evercore, Inc., Class A	42,670,280
211,520	Houlihan Lokey, Inc.	21,756,947
178,111	LPL Financial Holdings, Inc.	32,229,185
584,952	Stifel Financial Corp.	42,993,972
371,890	TPG, Inc.*(a)	11,431,899

		151,082,283

Chemicals – 3.9%
504,581	Ashland Global Holdings, Inc.	46,562,735
481,145	RPM International, Inc.	40,690,432
134,813	Scotts Miracle-Gro Co. (The)	18,881,909

		106,135,076

Commercial Services & Supplies – 1.2%
208,620	Tetra Tech, Inc.	33,122,597

Communications Equipment – 0.4%
158,828	Ciena Corp.*	10,867,012

Construction & Engineering – 1.0%
408,712	Ameresco, Inc., Class A*	26,259,746

Containers & Packaging – 1.0%
150,206	Avery Dennison Corp.	26,466,297

Diversified Consumer Services – 1.1%
230,578	Bright Horizons Family Solutions, Inc.*	30,122,710

Electrical Equipment – 0.4%
781,327	Shoals Technologies Group, Inc., Class A*	12,352,780

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 3.9%
397,056	Novanta, Inc.*	54,249,761
121,486	Teledyne Technologies, Inc.*	52,163,659

		106,413,420

Food & Staples Retailing – 0.8%
345,151	BJ’s Wholesale Club Holdings, Inc.*	21,699,643

Food Products – 1.1%
306,603	Freshpet, Inc.*	29,197,804

Health Care Equipment & Supplies – 3.8%
367,087	Axonics, Inc.*	20,835,858
254,544	Figs, Inc., Class A*	4,182,158
86,816	iRhythm Technologies, Inc.*	11,222,704
92,943	Shockwave Medical, Inc.*	16,472,288
442,462	Tandem Diabetes Care, Inc.*	49,834,495

		102,547,503

Health Care Providers & Services – 2.7%
898,888	Alignment Healthcare, Inc.*	7,586,615
438,893	Guardant Health, Inc.*	29,085,439
122,066	Molina Healthcare, Inc.*	37,458,393

		74,130,447

Health Care Technology – 1.3%
677,602	Certara, Inc.*	17,170,435
140,052	Omnicell, Inc.*	18,105,922

		35,276,357

Hotels, Restaurants & Leisure – 6.4%
139,401	Choice Hotels International, Inc.	20,122,534
274,755	Dutch Bros, Inc., Class A*(a)	13,245,939
464,151	Planet Fitness, Inc., Class A*	39,281,099
325,383	Texas Roadhouse, Inc.	30,882,100
111,080	Vail Resorts, Inc.	28,941,894
492,075	Wyndham Hotels & Resorts, Inc.	42,520,201

		174,993,767

Interactive Media & Services – 0.4%
428,401	Bumble, Inc., Class A*	10,979,918

Internet & Direct Marketing Retail – 0.6%
334,270	Revolve Group, Inc.*	15,854,426

IT Services – 1.8%
334,972	DigitalOcean Holdings, Inc.*	19,870,539
31,518	MongoDB, Inc.*	12,039,561
309,212	Shift4 Payments, Inc., Class A*	16,280,012

		48,190,112

Leisure Products – 1.0%
288,362	Brunswick Corp.	27,544,338

Life Sciences Tools & Services – 5.1%
142,679	10X Genomics, Inc., Class A*	11,624,058
675,207	Pacific Biosciences of California, Inc.*	8,048,467
246,916	PerkinElmer, Inc.	44,348,583

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
279,898	QIAGEN NV*	$13,908,132
336,005	Quanterix Corp.*	11,336,809
166,582	Repligen Corp.*	32,766,679
980,738	Stevanato Group SPA (Italy)*	15,740,845

		137,773,573

Machinery – 6.7%
349,551	Chart Industries, Inc.*	50,475,164
432,259	Evoqua Water Technologies Corp.*	18,440,169
237,543	IDEX Corp.	45,584,502
157,026	RBC Bearings, Inc.*	30,439,490
258,167	Toro Co. (The)	24,218,646
98,320	Watts Water Technologies, Inc., Class A	14,153,164

		183,311,135

Professional Services – 1.3%
291,742	Jacobs Engineering Group, Inc.	35,884,266

Road & Rail – 0.9%
87,236	Saia, Inc.*	25,056,796

Semiconductors & Semiconductor Equipment – 9.2%
1,318,759	Allegro MicroSystems, Inc. (Japan)*	37,808,820
450,066	Entegris, Inc.	58,724,612
681,902	Lattice Semiconductor Corp.*	42,700,703
399,830	MACOM Technology Solutions Holdings, Inc.*	24,029,783
337,936	MKS Instruments, Inc.	50,893,162
80,394	Monolithic Power Systems, Inc.	36,876,728

		251,033,808

Software – 12.4%
300,224	Avalara, Inc.*	31,196,276
39,335	Bill.com Holdings, Inc.*	9,357,010
794,580	Dynatrace, Inc.*	35,295,244
1,141,844	EverCommerce, Inc.*(a)	13,679,291
534,403	nCino, Inc.*	24,545,130
128,533	Paylocity Holding Corp.*	27,305,550
232,836	Procore Technologies, Inc.*	15,178,579
676,486	Qualtrics International, Inc., Class A*	20,517,820
414,631	Rapid7, Inc.*	42,897,723
516,483	Sailpoint Technologies Holdings, Inc.*	21,366,902
714,921	Samsara, Inc., Class A*	12,496,819
620,676	Smartsheet, Inc., Class A*	33,001,343
580,201	Varonis Systems, Inc.*	25,296,764
250,048	Workiva, Inc.*	26,330,054

		338,464,505

Specialty Retail – 3.8%
223,466	Five Below, Inc.*	36,561,272
313,461	Floor & Decor Holdings, Inc., Class A*	29,973,141
40,612	Lithia Motors, Inc.	13,841,382
54,547	RH*	21,920,803

		102,296,598

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 1.2%
1,298,931	Pure Storage, Inc., Class A*	33,694,270

Textiles, Apparel & Luxury Goods – 3.4%
268,947	Crocs, Inc.*	22,518,932
94,476	Deckers Outdoor Corp.*	27,269,553
1,321,828	Levi Strauss & Co., Class A	29,939,404
475,967	On Holding AG, Class A (Switzerland)*(a)	11,589,797

		91,317,686

Trading Companies & Distributors – 2.3%
1,294,603	Core & Main, Inc., Class A*	29,102,676
200,861	SiteOne Landscape Supply, Inc.*	34,634,462

		63,737,138

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,482,196,904)		$2,701,274,215

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
22,322,542	0.026%	$22,322,542
(Cost $22,322,542)

TOTAL INVESTMENTS – 100.1%
(Cost $2,504,519,446)		$2,723,596,757

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(3,981,850)

NET ASSETS – 100.0%		$2,719,614,907

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 0.8%
6,655	Boeing Co. (The)*	$1,366,538

Air Freight & Logistics – 1.3%
11,182	United Parcel Service, Inc., Class B	2,352,917

Auto Components – 0.5%
6,589	Aptiv PLC*	852,880

Automobiles – 2.9%
5,959	Tesla, Inc.*	5,186,892

Beverages – 1.8%
33,146	Coca-Cola Co. (The)	2,063,007
12,955	Monster Beverage Corp.*	1,093,402

		3,156,409

Biotechnology – 2.5%
3,864	Alnylam Pharmaceuticals, Inc.*	609,932
1,859	Argenx SE ADR (Netherlands)*	534,853
8,653	BioMarin Pharmaceutical, Inc.*	675,972
23,252	Genmab A/S ADR (Denmark)*	778,012
8,508	Sarepta Therapeutics, Inc.*	651,798
9,254	Seagen, Inc.*	1,192,563

		4,443,130

Capital Markets – 1.8%
29,746	Charles Schwab Corp. (The)	2,512,347
4,648	Intercontinental Exchange, Inc.	595,502

		3,107,849

Chemicals – 1.7%
4,530	Ecolab, Inc.	798,458
3,615	Linde PLC (United Kingdom)	1,060,062
4,314	Sherwin-Williams Co. (The)	1,135,143

		2,993,663

Construction Materials – 0.5%
2,252	Martin Marietta Materials, Inc.	854,409

Diversified Consumer Services – 0.2%
10,187	Chegg, Inc.*	318,548

Electronic Equipment, Instruments & Components – 0.8%
19,103	Amphenol Corp., Class A	1,452,019

Entertainment – 2.3%
10,328	Live Nation Entertainment, Inc.*	1,247,829
7,253	Netflix, Inc.*	2,861,454

		4,109,283

Equity Real Estate Investment Trusts (REITs) – 1.5%
6,269	American Tower Corp. REIT	1,422,248
1,755	Equinix, Inc. REIT	1,245,576

		2,667,824

Food Products – 1.6%
19,740	McCormick & Co., Inc.	1,878,656
15,413	Mondelez International, Inc., Class A	1,009,243

		2,887,899

Common Stocks – (continued)
Health Care Equipment & Supplies – 2.7%
37,184	Boston Scientific Corp.*	1,642,417
4,140	Insulet Corp.*	1,095,817
7,231	Intuitive Surgical, Inc.*	2,099,376

		4,837,610

Health Care Providers & Services – 0.3%
6,642	Guardant Health, Inc.*	440,165

Health Care Technology – 0.6%
4,303	Veeva Systems, Inc., Class A*	985,602

Hotels, Restaurants & Leisure – 1.8%
886	Chipotle Mexican Grill, Inc.*	1,349,688
7,500	McDonald’s Corp.	1,835,775

		3,185,463

Interactive Media & Services – 11.1%
2,939	Alphabet, Inc., Class A*	7,938,650
2,164	Alphabet, Inc., Class C*	5,838,083
20,892	Meta Platforms, Inc., Class A*	4,408,839
34,230	Snap, Inc., Class A*	1,367,146

		19,552,718

Internet & Direct Marketing Retail – 8.1%
4,137	Amazon.com, Inc.*	12,705,803
7,179	Etsy, Inc.*	1,111,955
23,507	Farfetch Ltd., Class A (United Kingdom)*	447,808

		14,265,566

IT Services – 6.9%
9,956	Affirm Holdings, Inc.*	416,559
12,250	Mastercard, Inc., Class A	4,420,045
4,317	Okta, Inc.*	789,320
23,131	PayPal Holdings, Inc.*	2,589,053
790	Shopify, Inc., Class A (Canada)*	548,466
6,505	Snowflake, Inc., Class A*	1,728,118
7,811	Toast, Inc., Class A*(a)	160,282
6,909	Visa, Inc., Class A	1,493,173

		12,145,016

Life Sciences Tools & Services – 3.0%
3,381	10X Genomics, Inc., Class A*	275,450
19,402	Adaptive Biotechnologies Corp.*	279,971
7,197	Danaher Corp.	1,974,928
3,478	Illumina, Inc.*	1,135,915
4,048	West Pharmaceutical Services, Inc.	1,566,900

		5,233,164

Machinery – 0.9%
4,400	Deere & Co.	1,584,088

Personal Products – 0.7%
4,457	Estee Lauder Cos., Inc. (The), Class A	1,320,743

Pharmaceuticals – 1.6%
11,107	Eli Lilly & Co.	2,776,195

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 1.1%
11,341	Verisk Analytics, Inc.	$2,011,213

Road & Rail – 2.1%
15,340	Union Pacific Corp.	3,772,873

Semiconductors & Semiconductor Equipment – 5.5%
43,012	Marvell Technology, Inc.	2,939,010
27,731	NVIDIA Corp.	6,762,204

		9,701,214

Software – 17.9%
7,457	Adobe, Inc.*	3,487,490
4,380	Atlassian Corp. PLC, Class A*	1,339,054
5,385	Bill.com Holdings, Inc.*	1,280,984
3,422	HubSpot, Inc.*	1,796,550
50,240	Microsoft Corp.	15,011,209
23,034	Qualtrics International, Inc., Class A*	698,621
3,467	ServiceNow, Inc.*	2,010,583
14,266	Splunk, Inc.*	1,684,814
7,427	UiPath, Inc., Class A*	257,791
14,500	Workday, Inc., Class A*	3,321,225
3,266	Zscaler, Inc.*	781,064

		31,669,385

Specialty Retail – 1.5%
2,451	RH*	984,983
18,674	Ross Stores, Inc.	1,706,617

		2,691,600

Technology Hardware, Storage & Peripherals – 10.4%
110,856	Apple, Inc.	18,304,543

Textiles, Apparel & Luxury Goods – 2.9%
4,915	Lululemon Athletica, Inc.*	1,572,505
22,289	NIKE, Inc., Class B	3,043,563
5,373	PVH Corp.	525,963

		5,142,031

TOTAL COMMON STOCKS
(Cost $80,215,709)		$175,369,449

Shares	Dividend Rate	Value

Investment Company – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,228,109	0.026%	$1,228,109
(Cost $1,228,109)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $81,443,818)		$176,597,558

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
153,965	0.026%	$153,965
(Cost $153,965)

TOTAL INVESTMENTS – 100.1%
(Cost $81,597,783)		$176,751,523

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(137,399)

NET ASSETS – 100.0%		$176,614,124

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Communications Equipment – 2.5%
320,941	Cisco Systems, Inc.	$17,898,880

Entertainment – 1.1%
20,453	Netflix, Inc.*	8,069,118

Equity Real Estate Investment Trusts (REITs) – 4.6%
73,806	American Tower Corp. REIT	16,744,367
23,260	Equinix, Inc. REIT	16,508,320

		33,252,687

Interactive Media & Services – 10.7%
9,874	Alphabet, Inc., Class A*	26,671,056
15,080	Alphabet, Inc., Class C*	40,683,126
261,788	Snap, Inc., Class A*	10,455,813

		77,809,995

Internet & Direct Marketing Retail – 8.2%
15,299	Amazon.com, Inc.*	46,987,207
10,809	MercadoLibre, Inc. (Brazil)*	12,177,960

		59,165,167

IT Services – 9.7%
44,072	Accenture PLC, Class A	13,927,633
85,442	Fidelity National Information Services, Inc.	8,136,642
32,783	Mastercard, Inc., Class A	11,828,762
120,527	PayPal Holdings, Inc.*	13,490,587
10,618	Shopify, Inc., Class A (Canada)*	7,371,653
59,656	Snowflake, Inc., Class A*	15,848,213

		70,603,490

Road & Rail – 1.1%
225,006	Uber Technologies, Inc.*	8,106,966

Semiconductors & Semiconductor Equipment – 18.9%
108,536	Analog Devices, Inc.	17,397,235
49,446	KLA Corp.	17,231,931
32,695	Lam Research Corp.	18,353,338
314,448	Marvell Technology, Inc.	21,486,232
122,797	Microchip Technology, Inc.	8,636,313
85,949	NVIDIA Corp.	20,958,664
68,982	NXP Semiconductors NV (China)	13,114,858
59,251	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	6,340,449
81,904	Texas Instruments, Inc.	13,922,861

		137,441,881

Software – 35.3%
44,579	Adobe, Inc.*	20,848,707
68,784	Atlassian Corp. PLC, Class A*	21,028,644
16,635	HubSpot, Inc.*	8,733,375
263,148	Microsoft Corp.	78,625,991
32,181	Palo Alto Networks, Inc.*	19,123,559
29,706	Paycom Software, Inc.*	10,076,572
88,096	salesforce.com, Inc.*	18,546,851
36,549	ServiceNow, Inc.*	21,195,496

Common Stocks – (continued)
Software – (continued)
126,477	Splunk, Inc.*	14,936,934
314,916	UiPath, Inc., Class A*	10,930,734
87,170	Workday, Inc., Class A*	19,966,289
51,653	Zscaler, Inc.*	12,352,815

		256,365,967

Technology Hardware, Storage & Peripherals – 5.1%
223,270	Apple, Inc.	36,866,342

TOTAL COMMON STOCKS
(Cost $431,240,620)		$705,580,493

Shares	Dividend Rate	Value

Investment Company – 2.7%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
19,918,678	0.026%	$19,918,678
(Cost $19,918,678)

TOTAL INVESTMENTS – 100.0%
(Cost $451,159,298)		$725,499,171

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		257,424

NET ASSETS – 100.0%		$725,756,595

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Auto Components – 1.7%
2,618	Aptiv PLC*	$338,874

Automobiles – 2.3%
7,724	General Motors Co.*	360,865
117	Tesla, Inc.*	101,841

		462,706

Banks – 3.1%
4,469	JPMorgan Chase & Co.	633,704

Building Products – 0.5%
3,376	AZEK Co., Inc. (The)*	99,558

Capital Markets – 4.2%
520	BlackRock, Inc.	386,823
5,120	Morgan Stanley	464,589

		851,412

Chemicals – 4.0%
2,891	Danimer Scientific, Inc.*(a)	11,506
2,241	Ecolab, Inc.	394,999
1,370	Linde PLC (United Kingdom)	401,739

		808,244

Communications Equipment – 2.6%
9,421	Cisco Systems, Inc.	525,409

Consumer Finance – 3.0%
3,090	American Express Co.	601,129

Containers & Packaging – 2.3%
5,151	Ball Corp.	462,251

Diversified Telecommunication Services – 2.1%
17,992	AT&T, Inc.	426,230

Electric Utilities – 2.5%
6,603	NextEra Energy, Inc.	516,817

Electrical Equipment – 3.6%
2,667	Eaton Corp. PLC	411,492
1,216	Rockwell Automation, Inc.	324,161

		735,653

Entertainment – 2.4%
3,232	Walt Disney Co. (The)*	479,823

Equity Real Estate Investment Trusts (REITs) – 2.1%
1,879	American Tower Corp. REIT	426,289

Food Products – 1.9%
4,119	McCormick & Co., Inc.	392,005

Health Care Providers & Services – 4.9%
5,239	CVS Health Corp.	543,022
1,056	Humana, Inc.	458,642

		1,001,664

Hotels, Restaurants & Leisure – 2.0%
1,701	McDonald’s Corp.	416,354

Common Stocks – (continued)
Household Products – 3.2%
4,195	Procter & Gamble Co. (The)	653,959

Industrial Conglomerates – 2.6%
5,471	General Electric Co.	522,535

Interactive Media & Services – 5.3%
395	Alphabet, Inc., Class A*	1,066,950

Internet & Direct Marketing Retail – 2.0%
2,558	Etsy, Inc.*	396,209

IT Services – 0.7%
3,576	Affirm Holdings, Inc.*	149,620

Life Sciences Tools & Services – 2.4%
1,755	Danaher Corp.	481,589

Machinery – 1.0%
573	Deere & Co.	206,291

Media – 1.5%
6,871	New York Times Co. (The), Class A	302,255

Pharmaceuticals – 4.1%
5,898	Bristol-Myers Squibb Co.	405,016
1,730	Eli Lilly & Co.	432,413

		837,429

Road & Rail – 2.9%
2,390	Union Pacific Corp.	587,820

Semiconductors & Semiconductor Equipment – 8.3%
513	Enphase Energy, Inc.*	85,517
5,656	Marvell Technology, Inc.	386,474
1,936	NVIDIA Corp.	472,094
2,110	Texas Instruments, Inc.	358,679
3,804	Wolfspeed, Inc.*	390,747

		1,693,511

Software – 10.4%
667	Adobe, Inc.*	311,942
4,872	Microsoft Corp.	1,455,705
1,541	Workday, Inc., Class A*	352,966

		2,120,613

Technology Hardware, Storage & Peripherals – 5.9%
7,280	Apple, Inc.	1,202,074

Textiles, Apparel & Luxury Goods – 1.9%
2,861	NIKE, Inc., Class B	390,670

Water Utilities – 1.8%
2,403	American Water Works Co., Inc.	363,069

TOTAL COMMON STOCKS
(Cost $16,049,008)		$20,152,716

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Shares	Dividend Rate	Value

Investment Company – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
151,942	0.026%	$151,942
(Cost $151,942)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $16,200,950)		$20,304,658

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,671	0.026%	$11,671
(Cost $11,671)

TOTAL INVESTMENTS – 100.0%
(Cost $16,212,621)		$20,316,329

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(4,013)

NET ASSETS – 100.0%		$20,312,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Concentrated Growth Fund	Flexible Cap Fund	Large Cap Core Fund
Assets:
Investments in unaffiliated issuers, at value (cost $818,079,105, $105,138,894 and $30,275,866, respectively)	$181,059,290	$40,103,884	$1,234,538,526
Investments in affiliated issuers, at value (cost $6,621,340, $0 and $207,087, respectively)	—	207,087	6,621,340
Cash	—	207,237	10,836,853
Receivables:
Investments sold	—	—	2,319,460
Dividends	85,791	46,897	1,231,707
Fund shares sold	3,574	16,326	226,784
Reimbursement from investment adviser	18,808	15,021	71,568
Foreign tax reclaims	—	—	2,054
Other assets	39,927	53,527	76,820
Total assets	181,207,390	40,649,979	1,255,925,112

Liabilities:
Payables:
Investments purchased	—	—	1,039,006
Fund shares redeemed	15,906	159	1,002,860
Management fees	111,172	17,589	686,105
Distribution and Service fees and Transfer Agency fees	8,186	4,425	313,526
Due to custodian	75,032	—	—
Accrued expenses	123,223	104,890	358,531
Total liabilities	333,519	127,063	3,400,028

Net Assets:
Paid-in capital	99,633,271	29,333,755	800,834,912
Total distributable earnings	81,240,600	11,189,161	451,690,172
NET ASSETS	$180,873,871	$40,522,916	$1,252,525,084
Net Assets:
Class A	$9,730,266	$7,457,493	$873,673,670
Class C	764,260	1,152,751	19,586,582
Institutional	12,940,016	6,401,500	104,948,249
Service	—	—	600,858
Investor	226,304	50,220	31,270,666
Class R6	924,147	330,570	89,071,705
Class R	36,146	10,764	9,598,015
Class P	156,252,732	25,119,618	123,775,339
Total Net Assets	$180,873,871	$40,522,916	$1,252,525,084
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	495,333	484,750	30,010,563
Class C	56,474	90,858	1,270,992
Institutional	588,507	378,072	3,041,731
Service	—	—	22,032
Investor	11,124	3,045	1,044,701
Class R6	42,154	19,569	2,585,409
Class R	1,967	739	354,929
Class P	7,130,191	1,486,180	3,594,060
Net asset value and offering price per share:(a)
Class A	$19.64	$15.38	$29.11
Class C	13.53	12.69	15.41
Institutional	21.99	16.93	34.50
Service	—	—	27.27
Investor	20.34	16.49	29.93
Class R6	21.92	16.89	34.45
Class R	18.38	14.56	27.04
Class P	21.91	16.90	34.44

(a)	Maximum public offering price per share for Class A Shares of the Large Cap Core, Concentrated Growth and Flexible Cap Funds is $30.80, $20.78 and $16.28, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2022 (Unaudited)

	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
Assets:
Investments in unaffiliated issuers, at value (cost $928,729,198, $23,134,971 and $2,482,196,904, respectively)(a)	$1,152,964,639	$24,311,070	$2,701,274,215
Investments in affiliated issuers, at value (cost $20,845,177, $1,207,821 and $0, respectively)	20,845,177	1,207,821	—
Investments in securities lending reinvestment vehicle, at value which equals cost	8,506,191	605,705	22,322,542
Cash	1,413,897	155,612	28,440,477
Receivables:
Investments sold	8,231,937	327,047	34,293,474
Dividends	645,324	7,454	1,062,880
Fund shares sold	539,772	—	3,114,746
Reimbursement from investment adviser	119,093	13,509	128,183
Securities lending income	4,602	3,825	221,423
Other assets	75,135	44,806	228,102
Total assets	1,193,345,767	26,676,849	2,791,086,042

Liabilities:
Payables:
Investments purchased	12,948,473	1,071,990	38,318,814
Upon return of securities loaned	8,506,191	605,705	22,322,542
Fund shares redeemed	1,547,008	2,049	7,996,876
Management fees	864,460	16,185	1,874,246
Distribution and Service fees and Transfer Agency fees	184,315	951	371,960
Accrued expenses	378,444	209,813	586,697
Total liabilities	24,428,891	1,906,693	71,471,135

Net Assets:
Paid-in capital	905,028,805	23,300,869	2,427,996,466
Total distributable earnings	263,888,071	1,469,287	291,618,441
NET ASSETS	$1,168,916,876	$24,770,156	$2,719,614,907
Net Assets:
Class A	$315,889,429	$488,708	$341,608,660
Class C	16,694,374	81,867	101,386,117
Institutional	377,394,346	18,088,421	1,052,164,876
Service	25,087,096	—	1,400,720
Investor	85,153,491	75,667	567,605,536
Class R6	230,639,311	75,902	167,403,215
Class R	40,730,026	74,791	11,024,812
Class P	77,328,803	5,884,800	477,020,971
Total Net Assets	$1,168,916,876	$24,770,156	$2,719,614,907
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	25,097,998	38,908	17,678,701
Class C	20,387,554	6,632	7,442,920
Institutional	19,068,911	1,428,251	47,278,865
Service	2,345,778	—	76,969
Investor	5,816,365	5,988	27,077,275
Class R6	11,632,867	5,992	7,512,196
Class R	3,804,344	5,984	620,004
Class P	3,898,029	464,781	21,402,205
Net asset value and offering price per share:(b)
Class A	$12.59	$12.56	$19.32
Class C	0.82	12.34	13.62
Institutional	19.79	12.66	22.25
Service	10.69	—	18.20
Investor	14.64	12.64	20.96
Class R6	19.83	12.67	22.28
Class R	10.71	12.50	17.78
Class P	19.84	12.66	22.29

(a)	Includes loaned securities having a market value of $8,313,921, $602,583 and $22,243,501 for the Mid Cap Growth, Small Cap Growth and Small/Mid Cap Growth Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Mid Cap Growth, Small Cap Growth and Small/Mid Cap Growth Funds is $13.32, $13.29 and $20.44, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2022 (Unaudited)

	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund
Assets:
Investments in unaffiliated issuers, at value (cost $80,215,709, $431,240,620 and $16,049,008, respectively)(a)	$175,369,449	$705,580,493	$20,152,716
Investments in affiliated issuers, at value (cost $1,228,109, $19,918,678 and $151,942, respectively)	1,228,109	19,918,678	151,942
Investments in securities lending reinvestment vehicle, at value which equals cost	153,965	—	11,671
Cash	1,624,476	—	—
Receivables:
Dividends	105,302	328,625	16,530
Fund shares sold	68,121	1,161,504	1,513
Reimbursement from investment adviser	24,766	84,628	14,419
Securities lending income	566	—	4
Investments sold	—	696,445	161,554
Other assets	53,116	135,016	40,602
Total assets	178,627,870	727,905,389	20,550,951

Liabilities:
Payables:
Investments purchased	1,228,108	—	—
Fund shares redeemed	351,069	600,024	135
Upon return of securities loaned	153,965	—	11,671
Management fees	109,594	569,335	9,385
Distribution and Service fees and Transfer Agency fees	25,741	166,399	4,812
Due to custodian	—	538,312	116,070
Accrued expenses	145,269	274,724	96,562
Total liabilities	2,013,746	2,148,794	238,635

Net Assets:
Paid-in capital	75,456,649	394,590,031	17,565,046
Total distributable earnings	101,157,475	331,166,564	2,747,270
NET ASSETS	$176,614,124	$725,756,595	$20,312,316
Net Assets:
Class A	$40,568,937	$393,156,094	$7,169,279
Class C	3,050,406	21,613,887	2,035,359
Institutional	49,358,717	130,046,493	1,604,576
Service	618,127	10,251,770	—
Investor	2,979,282	35,152,064	1,370,503
Class R6	4,411,319	3,348,853	1,277,371
Class R	194,163	—	439,772
Class P	75,433,173	132,187,434	6,415,456
Total Net Assets	$176,614,124	$725,756,595	$20,312,316
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	4,282,887	15,661,953	419,897
Class C	727,269	1,348,106	127,772
Institutional	4,328,900	4,261,514	92,805
Service	67,549	428,532	—
Investor	263,237	1,185,659	79,223
Class R6	387,899	109,642	73,824
Class R	22,098	—	25,621
Class P	6,647,476	4,328,064	370,973
Net asset value and offering price per share:(b)
Class A	$9.47	$25.10	$17.07
Class C	4.19	16.03	15.93
Institutional	11.40	30.52	17.29
Service	9.15	23.92	—
Investor	11.32	29.65	17.30
Class R6	11.37	30.54	17.30
Class R	8.79	—	17.16
Class P	11.35	30.54	17.29

(a)	Includes loaned securities having a market value of $152,258, $— and $10,929 for the Strategic Growth, Technology Opportunities and U.S. Equity ESG Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Strategic Growth, Technology Opportunities and U.S. Equity ESG Funds is $10.02, $26.56 and $18.06, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Concentrated Growth Fund	Flexible Cap Fund	Large Cap Core Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $9,008, $— and $179, respectively)	$390,340	$243,490	$7,007,808

Securities lending income — unaffiliated issuer	—	15	1,884

Dividends — affiliated issuers	181	49	728

Total investment income	390,521	243,554	7,010,420

Expenses:

Management fees	789,438	108,010	4,452,412

Distribution and Service (12b-1) fees(a)	17,230	14,157	1,273,665

Transfer Agency fees(a)	39,846	11,908	841,893

Custody, accounting and administrative services	12,375	22,260	63,619

Printing and mailing costs	17,240	12,188	60,775

Registration fees	46,621	33,137	59,556

Professional fees	37,323	42,345	42,478

Service fees — Class C	1,140	1,561	26,320

Trustee fees	9,478	9,174	9,495

Shareholder Administration fees — Service Shares	—	—	2,164

Other	2,452	2,904	10,863

Total expenses	973,143	257,644	6,843,240

Less — expense reductions	(125,974)	(121,381)	(348,421)

Net expenses	847,169	136,263	6,494,819

NET INVESTMENT INCOME (LOSS)	(456,648)	107,291	515,601

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	8,073,893	1,856,078	73,827,216

Foreign currency transactions	—	—	30

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(36,051,372)	(3,224,974)	(155,270,623)

Foreign currency translations	—	—	(2)

Net realized and unrealized loss	(27,977,479)	(1,368,896)	(81,443,379)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,434,127)	$(1,261,605)	$(80,927,778)

(a)	Class specific Distribution and/or Service and Transfer Agency Fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Concentrated Growth	$13,712	$3,418	$—	$100	$8,776	$729	$3,089	$—	$201	$180	$32	$26,839
Flexible Cap	9,417	4,682	—	58	6,026	999	1,037	—	42	51	19	3,734
Large Cap Core	1,165,050	78,961	2,164	27,490	745,640	16,845	23,119	346	20,829	6,784	8,797	19,533

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2022 (Unaudited)

	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $—, $— and $—, respectively)	$2,765,531	$30,244	$4,622,009

Securities lending income — unaffiliated issuer	27,982	21,949	713,026

Dividends — affiliated issuers	1,053	74	6,243

Total investment income	2,794,566	52,267	5,341,278

Expenses:

Management fees	6,198,572	96,495	13,394,637

Distribution and Service (12b-1) fees(a)	699,445	1,357	1,064,256

Transfer Agency fees(a)	574,545	4,765	1,409,459

Registration fees	67,456	42,796	127,109

Custody, accounting and administrative services	63,497	11,110	146,885

Printing and mailing costs	46,946	9,931	104,221

Professional fees	45,251	34,174	42,445

Shareholder Administration fees — Service Shares	37,959	—	10,571

Service fees — Class C	25,302	142	158,252

Trustee fees	9,717	10,903	16,158

Other	11,003	1,653	26,328

Total expenses	7,779,693	213,326	16,500,321

Less — expense reductions	(712,029)	(108,164)	(350,129)

Net expenses	7,067,664	105,162	16,150,192

NET INVESTMENT LOSS	(4,273,098)	(52,895)	(10,808,914)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	65,797,325	651,209	184,483,158

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(277,880,007)	(4,920,425)	(886,606,181)

Net realized and unrealized loss	(212,082,682)	(4,269,216)	(702,123,023)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(216,355,780)	$(4,322,111)	$(712,931,937)

(a)	Class specific Distribution and/or Service and Transfer Agency Fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Mid Cap Growth	$462,648	$75,906	$37,959	$122,932	$296,098	$16,193	$86,578	$6,073	$78,222	$39,190	$39,339	$12,852
Small Cap Growth	719	426	—	212	460	91	3,200	—	69	13	68	864
Small/Mid Cap Growth	545,447	474,756	10,571	33,482	349,090	101,283	244,466	1,691	593,636	22,605	10,714	85,974

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2022 (Unaudited)

	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $—, $42,089 and $—, respectively)	$447,715	$2,099,268	$152,352

Securities lending income — unaffiliated issuer	2,262	4,526	24

Dividends — affiliated issuers	226	1,296	61

Total investment income	450,203	2,105,090	152,437

Expenses:

Management fees	761,465	4,070,038	65,497

Distribution and Service (12b-1) fees(a)	91,066	701,689	19,055

Transfer Agency fees(a)	79,875	483,455	11,369

Registration fees	59,577	50,226	45,528

Professional fees	43,430	42,727	46,623

Printing and mailing costs	22,851	79,793	12,968

Custody, accounting and administrative services	15,693	45,135	5,188

Trustee fees	12,981	6,495	5,360

Service fees — Class C	5,149	31,682	2,822

Shareholder Administration fees — Service Shares	810	25,458	—

Other	6,969	5,290	2,717

Total expenses	1,099,866	5,541,988	217,127

Less — expense reductions	(160,652)	(468,912)	(109,779)

Net expenses	939,214	5,073,076	107,348

NET INVESTMENT INCOME (LOSS)	(489,011)	(2,967,986)	45,089

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	9,496,080	94,377,804	(1,351,842)

Foreign currency transactions	—	1,360	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(36,776,332)	(225,819,794)	(1,500,427)

Net realized and unrealized loss	(27,280,252)	(131,440,630)	(2,852,269)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,769,263)	$(134,408,616)	$(2,807,180)

(a)	Class specific Distribution and/or Service and Transfer Agency Fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Strategic Growth	$77,525	$13,017	$810	$524	$49,616	$2,777	$11,357	$130	$2,613	$278	$168	$12,937
Technology Opportunities	581,185	95,047	25,458	—	371,962	20,277	33,930	4,073	31,219	473	—	21,521
U.S. Equity ESG	9,398	8,467	—	1,190	6,015	1,806	999	—	1,086	191	381	891

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Concentrated Growth Fund		Flexible Cap Fund
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income (loss)	$(456,648)	$(649,848)	$107,291	$130,911

Net realized gain	8,073,893	34,008,869	1,856,078	1,824,645

Net change in unrealized gain (loss)	(36,051,372)	16,761,188	(3,224,974)	6,011,617

Net increase (decrease) in net assets resulting from operations	(28,434,127)	50,120,209	(1,261,605)	7,967,173

Distributions to shareholders:

From distributable earnings:

Class A Shares	(1,982,323)	(589,089)	(475,431)	(348,337)

Class C Shares	(205,023)	(92,741)	(92,555)	(76,792)

Institutional Shares	(2,410,152)	(802,543)	(302,451)	(30,388)

Service Shares	—	—	—	—

Investor Shares	(37,303)	(12,344)	(3,157)	(2,137)

Class R6 Shares	(179,377)	(45,645)	(21,620)	(13,001)

Class R Shares	(7,601)	(2,170)	(700)	(2,962)

Class P Shares	(29,595,626)	(9,334,561)	(1,510,289)	(868,917)

Total distributions to shareholders	(34,417,405)	(10,879,093)	(2,406,203)	(1,342,534)

From share transactions:

Proceeds from sales of shares	4,997,903	15,178,558	5,043,051	9,481,676

Reinvestment of distributions	34,050,958	10,783,130	2,406,145	1,342,533

Cost of shares redeemed	(16,743,085)	(29,601,069)	(1,630,872)	(2,605,305)

Net increase (decrease) in net assets resulting from share transactions	22,305,776	(3,639,381)	5,818,324	8,218,904

TOTAL INCREASE (DECREASE)	(40,545,756)	35,601,735	2,150,516	14,843,543

Net assets:

Beginning of period	221,419,627	185,817,892	38,372,400	23,528,857

End of period	$180,873,871	$221,419,627	$40,522,916	$38,372,400

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Core Fund		Mid Cap Growth Fund
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income (loss)	$515,601	$(1,202,689)	$(4,273,098)	$(9,475,497)

Net realized gain	73,827,246	112,670,809	65,797,325	257,986,575

Net change in unrealized gain (loss)	(155,270,625)	201,303,226	(277,880,007)	154,463,280

Net increase (decrease) in net assets resulting from operations	(80,927,778)	312,771,346	(216,355,780)	402,974,358

Distributions to shareholders:

From distributable earnings:

Class A Shares	(94,467,095)	(29,785,751)	(67,635,332)	(80,419,726)

Class C Shares	(3,764,198)	(947,434)	(15,805,073)	(15,392,994)

Institutional Shares	(10,320,799)	(2,366,718)	(54,055,820)	(73,299,105)

Service Shares	(241,187)	(56,146)	(6,473,043)	(7,330,638)

Investor Shares	(2,350,236)	(371,777)	(15,664,510)	(17,952,306)

Class R6 Shares	(8,164,475)	(92,242)	(32,255,834)	(36,107,697)

Class R Shares	(1,189,253)	(385,346)	(10,238,647)	(12,453,846)

Class P Shares	(11,394,754)	(3,547,586)	(10,730,775)	(13,547,235)

Total distributions to shareholders	(131,891,997)	(37,553,000)	(212,859,034)	(256,503,547)

From share transactions:

Proceeds from sales of shares	145,386,916	110,074,487	97,723,517	260,135,416

Reinvestment of distributions	125,788,280	35,803,881	199,802,806	239,672,958

Cost of shares redeemed	(85,638,335)	(117,761,664)	(173,640,661)	(431,164,146)

Net increase in net assets resulting from share transactions	185,536,861	28,116,704	123,885,662	68,644,228

TOTAL INCREASE (DECREASE)	(27,282,914)	303,335,050	(305,329,152)	215,115,039

Net assets:

Beginning of period	1,279,807,998	976,472,948	1,474,246,028	1,259,130,989

End of period	$1,252,525,084	$1,279,807,998	$1,168,916,876	$1,474,246,028

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Growth Fund		Small/Mid Cap Growth Fund
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment loss	$(52,895)	$(135,457)	$(10,808,914)	$(22,146,644)

Net realized gain	651,209	2,863,972	184,483,158	477,942,099

Net change in unrealized gain (loss)	(4,920,425)	2,800,407	(886,606,181)	476,822,391

Net increase (decrease) in net assets resulting from operations	(4,322,111)	5,528,922	(712,931,937)	932,617,846

Distributions to shareholders:

From distributable earnings:

Class A Shares	(56,194)	(22,970)	(62,942,730)	(49,888,744)

Class C Shares	(11,684)	(8,216)	(24,619,549)	(30,046,612)

Institutional Shares	(1,688,009)	(953,009)	(155,255,173)	(138,905,563)

Service Shares	—	—	(265,542)	(6,207,186)

Investor Shares	(8,566)	(5,612)	(104,410,903)	(77,471,106)

Class R6 Shares	(8,574)	(5,676)	(17,299,640)	(12,136,651)

Class R Shares	(8,551)	(5,508)	(2,065,505)	(2,365,428)

Class P Shares	(635,615)	(250,100)	(73,840,186)	(46,974,296)

Total distributions to shareholders	(2,417,193)	(1,251,091)	(440,699,228)	(363,995,586)

From share transactions:

Proceeds from sales of shares	13,102,848	8,222,531	647,386,011	1,149,686,953

Reinvestment of distributions	2,417,193	1,251,091	413,186,636	339,495,791

Cost of shares redeemed	(4,734,527)	(6,834,486)	(701,165,338)	(829,149,871)

Net increase in net assets resulting from share transactions	10,785,514	2,639,136	359,407,309	660,032,873

TOTAL INCREASE (DECREASE)	4,046,210	6,916,967	(794,223,856)	1,228,655,133

Net assets:

Beginning of period	20,723,946	13,806,979	3,513,838,763	2,285,183,630

End of period	$24,770,156	$20,723,946	$2,719,614,907	$3,513,838,763

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Growth Fund		Technology Opportunities Fund
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment loss	$(489,011)	$(661,246)	$(2,967,986)	$(5,328,409)

Net realized gain	9,496,080	27,166,411	94,379,164	120,819,118

Net change in unrealized gain (loss)	(36,776,332)	25,948,742	(225,819,794)	102,237,201

Net increase (decrease) in net assets resulting from operations	(27,769,263)	52,453,907	(134,408,616)	217,727,910

Distributions to shareholders:

From distributable earnings:

Class A Shares	(7,953,403)	(5,753,617)	(74,869,236)	(37,649,057)

Class C Shares	(870,837)	(1,246,700)	(5,848,371)	(3,403,030)

Institutional Shares	(6,118,062)	(7,620,404)	(23,454,408)	(11,618,167)

Service Shares	(85,719)	(79,067)	(1,999,587)	(3,325,261)

Investor Shares	(363,863)	(382,724)	(5,464,239)	(3,999,623)

Class R6 Shares	(71,703)	(84,347)	(461,688)	(113,026)

Class R Shares	(28,431)	(6,717)	—	—

Class P Shares	(9,425,707)	(10,678,494)	(19,319,680)	(5,859,003)

Total distributions to shareholders	(24,917,725)	(25,852,070)	(131,417,209)	(65,967,167)

From share transactions:

Proceeds from sales of shares	18,923,021	36,302,264	74,995,341	171,089,507

Reinvestment of distributions	24,520,241	25,398,921	124,706,056	62,828,022

Cost of shares redeemed	(40,208,042)	(46,298,529)	(158,543,927)	(206,094,335)

Net increase in net assets resulting from share transactions	3,235,220	15,402,656	41,157,470	27,823,194

TOTAL INCREASE (DECREASE)	(49,451,768)	42,004,493	(224,668,355)	179,583,937

Net assets:

Beginning of period	226,065,892	184,061,399	950,424,950	770,841,013

End of period	$176,614,124	$226,065,892	$725,756,595	$950,424,950

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	U.S. Equity ESG Fund
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$45,089	$32,916

Net realized gain (loss)	(1,351,842)	657,932

Net change in unrealized gain (loss)	(1,500,427)	3,301,444

Net increase (decrease) in net assets resulting from operations	(2,807,180)	3,992,292

Distributions to shareholders:

From distributable earnings:

Class A Shares	(142,692)	(600,873)

Class C Shares	(44,937)	(212,062)

Institutional Shares	(290,021)	(138,080)

Investor Shares	(31,256)	(38,039)

Class R6 Shares	(26,498)	(127,443)

Class R Shares	(8,964)	(2,431)

Class P Shares	(72,352)	(91,452)

Total distributions to shareholders	(616,720)	(1,210,380)

From share transactions:

Proceeds from sales of shares	24,757,731	3,995,264

Reinvestment of distributions	613,618	1,123,800

Cost of shares redeemed	(18,861,853)	(1,637,812)

Net increase in net assets resulting from share transactions	6,509,496	3,481,252

TOTAL INCREASE	3,085,596	6,263,164

Net assets:

Beginning of period	17,226,720	10,963,556

End of period	$20,312,316	$17,226,720

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$27.55		$22.91	$17.55	$19.33	$17.62	$15.06

Net investment income (loss)(a)	(0.09)		(0.15)	(0.08)	(0.03)	(0.01)	0.02

Net realized and unrealized gain (loss)	(3.09)		6.24	6.92	0.35	3.82	2.64

Total from investment operations	(3.18)		6.09	6.84	0.32	3.81	2.66

Distributions to shareholders from net investment income	—		—	—	—	— (b)	(0.03)

Distributions to shareholders from net realized gains	(4.73)		(1.45)	(1.48)	(2.10)	(2.10)	(0.07)

Total distributions	(4.73)		(1.45)	(1.48)	(2.10)	(2.10)	(0.10)

Net asset value, end of period	$19.64		$27.55	$22.91	$17.55	$19.33	$17.62

Total Return(c)	(13.71)%		28.17%	41.52%	3.58%	23.68%	17.75%

Net assets, end of period (in 000’s)	$9,730		$11,575	$9,302	$6,735	$5,633	$5,462

Ratio of net expenses to average net assets	1.10	%(d)	1.11%	1.16%	1.16%	1.17%	1.20%

Ratio of total expenses to average net assets	1.29	%(d)	1.32%	1.37%	1.45%	1.51%	1.65%

Ratio of net investment income (loss) to average net assets	(0.73	)%(d)	(0.63)%	(0.44)%	(0.18)%	(0.05)%	0.11%

Portfolio turnover rate(e)	9%		37%	36%	40%	44%	54	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$20.54		$17.56	$13.87	$15.88	$14.93	$12.84

Net investment loss(a)	(0.13)		(0.24)	(0.17)	(0.13)	(0.12)	(0.08)

Net realized and unrealized gain (loss)	(2.15)		4.67	5.34	0.22	3.17	2.24

Total from investment operations	(2.28)		4.43	5.17	0.09	3.05	2.16

Distributions to shareholders from net realized gains	(4.73)		(1.45)	(1.48)	(2.10)	(2.10)	(0.07)

Net asset value, end of period	$13.53		$20.54	$17.56	$13.87	$15.88	$14.93

Total Return(b)	(14.04)%		27.24%	40.47%	2.81%	22.74%	16.88%

Net assets, end of period (in 000’s)	$764		$1,008	$1,162	$823	$2,137	$2,210

Ratio of net expenses to average net assets	1.85	%(c)	1.86%	1.91%	1.91%	1.92%	1.95%

Ratio of total expenses to average net assets	2.04	%(c)	2.07%	2.10%	2.21%	2.26%	2.40%

Ratio of net investment loss to average net assets	(1.48	)%(c)	(1.38)%	(1.23)%	(0.98)%	(0.80)%	(0.61)%

Portfolio turnover rate(d)	9%		37%	36%	40%	44%	54	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$30.22		$24.92	$18.93	$20.61	$18.65	$15.94

Net investment income (loss)(a)	(0.06)		(0.08)	(0.01)	0.03	0.06	0.09

Net realized and unrealized gain (loss)	(3.44)		6.83	7.50	0.41	4.07	2.78

Total from investment operations	(3.50)		6.75	7.49	0.44	4.13	2.87

Distributions to shareholders from net investment income	—		—	(0.02)	(0.02)	(0.07)	(0.09)

Distributions to shareholders from net realized gains	(4.73)		(1.45)	(1.48)	(2.10)	(2.10)	(0.07)

Total distributions	(4.73)		(1.45)	(1.50)	(2.12)	(2.17)	(0.16)

Net asset value, end of period	$21.99		$30.22	$24.92	$18.93	$20.61	$18.65

Total Return(b)	(13.54)%		28.56%	41.98%	3.98%	24.13%	18.22%

Net assets, end of period (in 000’s)	$12,940		$16,789	$13,744	$12,497	$15,286	$142,623

Ratio of net expenses to average net assets	0.80	%(c)	0.80%	0.81%	0.80%	0.81%	0.82%

Ratio of total expenses to average net assets	0.92	%(c)	0.95%	1.01%	1.07%	1.20%	1.26%

Ratio of net investment income (loss) to average net assets	(0.43	)%(c)	(0.32)%	(0.07)%	0.17%	0.31%	0.51%

Portfolio turnover rate(d)	9%		37%	36%	40%	44%	54	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$28.33		$23.46	$17.90	$19.66	$17.88	$15.28

Net investment income (loss)(a)	(0.06)		(0.09)	(0.03)	0.01	0.03	0.07

Net realized and unrealized gain (loss)	(3.20)		6.41	7.07	0.36	3.88	2.67

Total from investment operations	(3.26)		6.32	7.04	0.37	3.91	2.74

Distributions to shareholders from net investment income	—		—	— (b)	(0.03)	(0.03)	(0.07)

Distributions to shareholders from net realized gains	(4.73)		(1.45)	(1.48)	(2.10)	(2.10)	(0.07)

Total distributions	(4.73)		(1.45)	(1.48)	(2.13)	(2.13)	(0.14)

Net asset value, end of period	$20.34		$28.33	$23.46	$17.90	$19.66	$17.88

Total Return(c)	(13.61)%		28.50%	41.87%	3.83%	23.94%	18.14%

Net assets, end of period (in 000’s)	$226		$296	$189	$133	$463	$780

Ratio of net expenses to average net assets	0.85	%(d)	0.86%	0.91%	0.91%	0.92%	0.95%

Ratio of total expenses to average net assets	1.04	%(d)	1.07%	1.11%	1.22%	1.26%	1.41%

Ratio of net investment income (loss) to average net assets	(0.49	)%(d)	(0.39)%	(0.18)%	0.03%	0.17%	0.45%

Portfolio turnover rate(e)	9%		37%	36%	40%	44%	54	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$30.15		$24.86	$18.88	$20.60	$18.65	$15.95

Net investment income (loss)(a)	(0.06)		(0.08)	(0.01)	0.04	0.06	0.13

Net realized and unrealized gain (loss)	(3.44)		6.82	7.49	0.39	4.06	2.74

Total from investment operations	(3.50)		6.74	7.48	0.43	4.12	2.87

Distributions to shareholders from net investment income	—		—	(0.02)	(0.05)	(0.07)	(0.10)

Distributions to shareholders from net realized gains	(4.73)		(1.45)	(1.48)	(2.10)	(2.10)	(0.07)

Total distributions	(4.73)		(1.45)	(1.50)	(2.15)	(2.17)	(0.17)

Net asset value, end of period	$21.92		$30.15	$24.86	$18.88	$20.60	$18.65

Total Return(b)	(13.58)%		28.59%	42.05%	4.00%	24.09%	18.17%

Net assets, end of period (in 000’s)	$924		$1,497	$806	$538	$99	$68

Ratio of net expenses to average net assets	0.79	%(c)	0.79%	0.80%	0.79%	0.80%	0.82%

Ratio of total expenses to average net assets	0.91	%(c)	0.94%	0.98%	1.04%	1.09%	1.32%

Ratio of net investment income (loss) to average net assets	(0.42	)%(c)	(0.30)%	(0.07)%	0.22%	0.34%	0.74%

Portfolio turnover rate(d)	9%		37%	36%	40%	44%	54	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$26.11		$21.84	$16.84	$18.68	$17.13	$14.65

Net investment loss(a)	(0.11)		(0.20)	(0.12)	(0.07)	(0.05)	(0.02)

Net realized and unrealized gain (loss)	(2.89)		5.92	6.60	0.33	3.70	2.57

Total from investment operations	(3.00)		5.72	6.48	0.26	3.65	2.55

Distributions to shareholders from net realized gains	(4.73)		(1.45)	(1.48)	(2.10)	(2.10)	(0.07)

Net asset value, end of period	$18.38		$26.11	$21.84	$16.84	$18.68	$17.13

Total Return(b)	(13.78)%		27.84%	41.12%	3.36%	23.37%	17.46%

Net assets, end of period (in 000’s)	$36		$42	$33	$36	$34	$25

Ratio of net expenses to average net assets	1.35	%(c)	1.36%	1.41%	1.41%	1.42%	1.45%

Ratio of total expenses to average net assets	1.54	%(c)	1.57%	1.66%	1.70%	1.75%	1.91%

Ratio of net investment loss to average net assets	(0.97	)%(c)	(0.88)%	(0.69)%	(0.43)%	(0.29)%	(0.14)%

Portfolio turnover rate(d)	9%		37%	36%	40%	44%	54	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$30.14		$24.85	$18.88	$20.60	$18.54

Net investment income (loss)(b)	(0.06)		(0.08)	(0.01)	0.03	0.02

Net realized and unrealized gain (loss)	(3.44)		6.82	7.48	0.40	2.04

Total from investment operations	(3.50)		6.74	7.47	0.43	2.06

Distributions to shareholders from net investment income	—		—	(0.02)	(0.05)	—

Distributions to shareholders from net realized gains	(4.73)		(1.45)	(1.48)	(2.10)	—

Total distributions	(4.73)		(1.45)	(1.50)	(2.15)	—

Net asset value, end of period	$21.91		$30.14	$24.85	$18.88	$20.60

Total Return(c)	(13.58)%		28.60%	42.00%	4.01%	11.11%

Net assets, end of period (in 000’s)	$156,253		$190,213	$160,582	$128,289	$143,078

Ratio of net expenses to average net assets	0.79	%(d)	0.79%	0.80%	0.79%	0.79	%(d)

Ratio of total expenses to average net assets	0.91	%(d)	0.94%	0.99%	1.06%	0.72	%(d)

Ratio of net investment income (loss) to average net assets	(0.42	)%(d)	(0.31)%	(0.06)%	0.18%	0.32	%(d)

Portfolio turnover rate(e)	9%		37%	36%	40%	44%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.94		$13.78	$11.93	$12.66	$14.09	$11.74

Net investment income(a)	0.02		0.03	0.07	0.09	0.09	— (b)

Net realized and unrealized gain (loss)	(0.52)		3.93	2.48	0.15	2.17	2.36

Total from investment operations	(0.50)		3.96	2.55	0.24	2.26	2.36

Distributions to shareholders from net investment income	(0.03)		(0.06)	(0.08)	(0.10)	(0.01)	—

Distributions to shareholders from net realized gains	(1.03)		(0.74)	(0.62)	(0.87)	(3.68)	(0.01)

Total distributions	(1.06)		(0.80)	(0.70)	(0.97)	(3.69)	(0.01)

Net asset value, end of period	$15.38		$16.94	$13.78	$11.93	$12.66	$14.09

Total Return(c)	(3.28)%		30.12%	22.18%	3.07%	18.82%	20.14%

Net assets, end of period (in 000’s)	$7,457		$7,359	$5,843	$5,383	$5,490	$5,627

Ratio of net expenses to average net assets	0.96	%(d)	0.96%	1.00%	0.97%	0.95%	1.20%

Ratio of total expenses to average net assets	1.58	%(d)	2.00%	2.47%	2.88%	2.47%	3.01%

Ratio of net investment income (loss) to average net assets	0.27	%(d)	0.21%	0.58%	0.74%	0.73%	(0.01)%

Portfolio turnover rate(e)	18%		43%	69%	50%	157%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019		2018	2017
Per Share Data

Net asset value, beginning of period	$14.17		$11.67	$10.23	$11.00		$12.75	$10.71

Net investment loss(a)	(0.03)		(0.07)	(0.02)	—	(b)	— (b)	(0.09)

Net realized and unrealized gain (loss)	(0.42)		3.31	2.10	0.13		1.93	2.14

Total from investment operations	(0.45)		3.24	2.08	0.13		1.93	2.05

Distributions to shareholders from net investment income	—		—	(0.02)	(0.03)		—	—

Distributions to shareholders from net realized gains	(1.03)		(0.74)	(0.62)	(0.87)		(3.68)	(0.01)

Total distributions	(1.03)		(0.74)	(0.64)	(0.90)		(3.68)	(0.01)

Net asset value, end of period	$12.69		$14.17	$11.67	$10.23		$11.00	$12.75

Total Return(c)	(3.56)%		29.19%	21.16%	2.30%		18.00%	19.18%

Net assets, end of period (in 000’s)	$1,153		$1,354	$1,516	$1,288		$1,304	$1,512

Ratio of net expenses to average net assets	1.71	%(d)	1.71%	1.75%	1.72%		1.70%	1.95%

Ratio of total expenses to average net assets	2.34	%(d)	2.76%	3.19%	3.63%		3.20%	3.76%

Ratio of net investment loss to average net assets	(0.48	)%(d)	(0.54)%	(0.16)%	—	%(e)	(0.02)%	(0.75)%

Portfolio turnover rate(f)	18%		43%	69%	50%		157%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005% per share.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$18.56		$15.01	$12.94	$13.61	$14.88	$12.35

Net investment income(a)	0.06		0.09	0.12	0.13	0.14	0.05

Net realized and unrealized gain (loss)	(0.57)		4.31	2.70	0.19	2.33	2.49

Total from investment operations	(0.51)		4.40	2.82	0.32	2.47	2.54

Distributions to shareholders from net investment income	(0.09)		(0.11)	(0.13)	(0.12)	(0.06)	—

Distributions to shareholders from net realized gains	(1.03)		(0.74)	(0.62)	(0.87)	(3.68)	(0.01)

Total distributions	(1.12)		(0.85)	(0.75)	(0.99)	(3.74)	(0.01)

Net asset value, end of period	$16.93		$18.56	$15.01	$12.94	$13.61	$14.88

Total Return(b)	(3.08)%		30.62%	22.53%	3.47%	19.29%	20.61%

Net assets, end of period (in 000’s)	$6,402		$4,514	$594	$587	$1,633	$11,111

Ratio of net expenses to average net assets	0.59	%(c)	0.59%	0.62%	0.59%	0.59%	0.82%

Ratio of total expenses to average net assets	1.20	%(c)	1.46%	2.11%	2.41%	2.01%	2.62%

Ratio of net investment income to average net assets	0.66	%(c)	0.54%	0.95%	1.08%	1.04%	0.38%

Portfolio turnover rate(d)	18%		43%	69%	50%	157%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$18.09		$14.66	$12.65	$13.35	$14.63	$12.16

Net investment income(a)	0.05		0.07	0.10	0.12	0.12	0.05

Net realized and unrealized gain (loss)	(0.55)		4.19	2.64	0.18	2.28	2.43

Total from investment operations	(0.50)		4.26	2.74	0.30	2.40	2.48

Distributions to shareholders from net investment income	(0.07)		(0.09)	(0.11)	(0.13)	—	—

Distributions to shareholders from net realized gains	(1.03)		(0.74)	(0.62)	(0.87)	(3.68)	(0.01)

Total distributions	(1.10)		(0.83)	(0.73)	(1.00)	(3.68)	(0.01)

Net asset value, end of period	$16.49		$18.09	$14.66	$12.65	$13.35	$14.63

Total Return(b)	(3.11)%		30.39%	22.43%	3.40%	19.08%	20.43%

Net assets, end of period (in 000’s)	$50		$52	$38	$70	$68	$379

Ratio of net expenses to average net assets	0.71	%(c)	0.71%	0.76%	0.72%	0.70%	0.95%

Ratio of total expenses to average net assets	1.33	%(c)	1.74%	2.66%	2.63%	2.08%	2.83%

Ratio of net investment income to average net assets	0.52	%(c)	0.46%	0.78%	0.99%	0.88%	0.35%

Portfolio turnover rate(d)	18%		43%	69%	50%	157%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$18.52		$14.98	$12.91	$13.61	$14.88	$12.35

Net investment income(a)	0.06		0.10	0.13	0.14	0.15	0.05

Net realized and unrealized gain (loss)	(0.57)		4.29	2.69	0.18	2.32	2.49

Total from investment operations	(0.51)		4.39	2.82	0.32	2.47	2.54

Distributions to shareholders from net investment income	(0.09)		(0.11)	(0.13)	(0.15)	(0.06)	—

Distributions to shareholders from net realized gains	(1.03)		(0.74)	(0.62)	(0.87)	(3.68)	(0.01)

Total distributions	(1.12)		(0.85)	(0.75)	(1.02)	(3.74)	(0.01)

Net asset value, end of period	$16.89		$18.52	$14.98	$12.91	$13.61	$14.88

Total Return(b)	(3.09)%		30.64%	22.60%	3.47%	19.27%	20.61%

Net assets, end of period (in 000’s)	$331		$334	$226	$202	$14	$12

Ratio of net expenses to average net assets	0.58	%(c)	0.58%	0.61%	0.59%	0.58%	0.82%

Ratio of total expenses to average net assets	1.20	%(c)	1.61%	2.10%	2.59%	2.09%	2.61%

Ratio of net investment income to average net assets	0.65	%(c)	0.59%	0.96%	1.17%	1.11%	0.39%

Portfolio turnover rate(d)	18%		43%	69%	50%	157%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.08		$13.13	$11.40	$12.14	$13.67	$11.42

Net investment income (loss)(a)	(0.01)		(0.01)	0.04	0.05	0.06	(0.03)

Net realized and unrealized gain (loss)	(0.48)		3.74	2.36	0.16	2.09	2.29

Total from investment operations	(0.49)		3.73	2.40	0.21	2.15	2.26

Distributions to shareholders from net investment income	—		(0.04)	(0.05)	(0.08)	—	—

Distributions to shareholders from net realized gains	(1.03)		(0.74)	(0.62)	(0.87)	(3.68)	(0.01)

Total distributions	(1.03)		(0.78)	(0.67)	(0.95)	(3.68)	(0.01)

Net asset value, end of period	$14.56		$16.08	$13.13	$11.40	$12.14	$13.67

Total Return(b)	(3.38)%		29.78%	21.78%	2.89%	18.50%	19.83%

Net assets, end of period (in 000’s)	$11		$46	$49	$39	$49	$39

Ratio of net expenses to average net assets	1.21	%(c)	1.21%	1.25%	1.22%	1.20%	1.45%

Ratio of total expenses to average net assets	1.90	%(c)	2.23%	2.63%	3.13%	2.74%	3.28%

Ratio of net investment income (loss) to average net assets	(0.08	)%(c)	(0.04)%	0.33%	0.49%	0.48%	(0.23)%

Portfolio turnover rate(d)	18%		43%	69%	50%	157%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$18.52		$14.99	$12.92	$13.61	$12.75

Net investment income(b)	0.06		0.10	0.13	0.14	0.09

Net realized and unrealized gain (loss)	(0.56)		4.28	2.69	0.19	0.77

Total from investment operations	(0.50)		4.38	2.82	0.33	0.86

Distributions to shareholders from net investment income	(0.09)		(0.11)	(0.13)	(0.15)	—

Distributions to shareholders from net realized gains	(1.03)		(0.74)	(0.62)	(0.87)	—

Total distributions	(1.12)		(0.85)	(0.75)	(1.02)	—

Net asset value, end of period	$16.90		$18.52	$14.99	$12.92	$13.61

Total Return(c)	(3.04)%		30.55%	22.58%	3.56%	6.75%

Net assets, end of period (in 000’s)	$25,120		$24,713	$15,263	$11,110	$12,616

Ratio of net expenses to average net assets	0.58	%(d)	0.58%	0.61%	0.58%	0.58	%(d)

Ratio of total expenses to average net assets	1.20	%(d)	1.59%	1.94%	2.47%	3.14	%(d)

Ratio of net investment income to average net assets	0.66	%(d)	0.59%	0.96%	1.13%	1.79	%(d)

Portfolio turnover rate(e)	18%		43%	69%	50%	157%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$34.35		$26.94	$22.93	$32.46	$28.92	$24.15

Net investment income (loss)(a)	—	(b)	(0.05)	0.05	0.08	0.02	0.04

Net realized and unrealized gain (loss)	(1.82)		8.52	4.93	(0.28)	6.01	5.07

Total from investment operations	(1.82)		8.47	4.98	(0.20)	6.03	5.11

Distributions to shareholders from net investment income	—		(0.06)	(0.08)	— (b)	(0.02)	(0.01)

Distributions to shareholders from net realized gains	(3.42)		(1.00)	(0.89)	(9.33)	(2.47)	(0.33)

Total distributions	(3.42)		(1.06)	(0.97)	(9.33)	(2.49)	(0.34)

Net asset value, end of period	$29.11		$34.35	$26.94	$22.93	$32.46	$28.92

Total Return(c)	(5.94)%		32.38%	22.26%	3.72%	22.01%	21.47%

Net assets, end of period (in 000’s)	$873,674		$961,786	$776,919	$708,827	$745,362	$671,371

Ratio of net expenses to average net assets	1.09	%(d)	1.11%	1.14%	1.14%	1.14%	1.15%

Ratio of total expenses to average net assets	1.14	%(d)	1.17%	1.22%	1.22%	1.31%	1.51%

Ratio of net investment income (loss) to average net assets	0.00	%(d)	(0.17)%	0.23%	0.36%	0.06%	0.14%

Portfolio turnover rate(e)	27%		46%	47%	55%	93%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.86		$16.05	$14.05	$24.01	$22.13	$18.68

Net investment loss(a)	(0.07)		(0.16)	(0.06)	(0.07)	(0.16)	(0.12)

Net realized and unrealized gain (loss)	(0.96)		4.97	2.95	(0.56)	4.51	3.90

Total from investment operations	(1.03)		4.81	2.89	(0.63)	4.35	3.78

Distributions to shareholders from net realized gains	(3.42)		(1.00)	(0.89)	(9.33)	(2.47)	(0.33)

Net asset value, end of period	$15.41		$19.86	$16.05	$14.05	$24.01	$22.13

Total Return(b)	(6.31)%		31.41%	21.37%	3.01%	21.11%	20.59%

Net assets, end of period (in 000’s)	$19,587		$21,144	$16,596	$18,674	$65,983	$62,701

Ratio of net expenses to average net assets	1.84	%(c)	1.86%	1.89%	1.89%	1.89%	1.90%

Ratio of total expenses to average net assets	1.89	%(c)	1.92%	1.97%	1.97%	2.06%	2.26%

Ratio of net investment loss to average net assets	(0.74	)%(c)	(0.92)%	(0.45)%	(0.41)%	(0.70)%	(0.61)%

Portfolio turnover rate(d)	27%		46%	47%	55%	93%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$40.01		$31.19	$26.39	$35.76	$31.60	$26.35

Net investment income(a)	0.07		0.07	0.16	0.20	0.13	0.15

Net realized and unrealized gain (loss)	(2.16)		9.90	5.70	(0.17)	6.62	5.54

Total from investment operations	(2.09)		9.97	5.86	0.03	6.75	5.69

Distributions to shareholders from net investment income	—		(0.15)	(0.17)	(0.07)	(0.12)	(0.11)

Distributions to shareholders from net realized gains	(3.42)		(1.00)	(0.89)	(9.33)	(2.47)	(0.33)

Total distributions	(3.42)		(1.15)	(1.06)	(9.40)	(2.59)	(0.44)

Net asset value, end of period	$34.50		$40.01	$31.19	$26.39	$35.76	$31.60

Total Return(b)	(5.77)%		32.86%	22.71%	4.14%	22.50%	21.96%

Net assets, end of period (in 000’s)	$104,948		$118,823	$64,708	$60,169	$77,293	$165,948

Ratio of net expenses to average net assets	0.73	%(c)	0.74%	0.76%	0.75%	0.75%	0.75%

Ratio of total expenses to average net assets	0.77	%(c)	0.80%	0.84%	0.83%	0.93%	1.11%

Ratio of net investment income to average net assets	0.37	%(c)	0.20%	0.58%	0.74%	0.40%	0.54%

Portfolio turnover rate(d)	27%		46%	47%	55%	93%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$32.41		$25.46	$21.73	$31.33	$28.00	$23.40

Net investment income (loss)(a)	(0.03)		(0.08)	0.03	0.06	(0.01)	— (b)

Net realized and unrealized gain (loss)	(1.69)		8.04	4.66	(0.33)	5.81	4.93

Total from investment operations	(1.72)		7.96	4.69	(0.27)	5.80	4.93

Distributions to shareholders from net investment income	—		(0.01)	(0.07)	—	—	—

Distributions to shareholders from net realized gains	(3.42)		(1.00)	(0.89)	(9.33)	(2.47)	(0.33)

Total distributions	(3.42)		(1.01)	(0.96)	(9.33)	(2.47)	(0.33)

Net asset value, end of period	$27.27		$32.41	$25.46	$21.73	$31.33	$28.00

Total Return(c)	(5.98)%		32.21%	22.12%	3.57%	21.91%	21.36%

Net assets, end of period (in 000’s)	$601		$2,151	$1,814	$1,546	$1,802	$1,437

Ratio of net expenses to average net assets	1.23	%(d)	1.24%	1.26%	1.25%	1.25%	1.25%

Ratio of total expenses to average net assets	1.27	%(d)	1.30%	1.34%	1.33%	1.41%	1.61%

Ratio of net investment income (loss) to average net assets	(0.18	)%(d)	(0.30)%	0.13%	0.25%	(0.04)%	0.02%

Portfolio turnover rate(e)	27%		46%	47%	55%	93%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$35.18		$27.56	$23.43	$32.94	$29.31	$24.48

Net investment income(a)	0.05		0.02	0.11	0.15	0.09	0.11

Net realized and unrealized gain (loss)	(1.88)		8.73	5.05	(0.28)	6.11	5.13

Total from investment operations	(1.83)		8.75	5.16	(0.13)	6.20	5.24

Distributions to shareholders from net investment income	—		(0.13)	(0.14)	(0.05)	(0.10)	(0.08)

Distributions to shareholders from net realized gains	(3.42)		(1.00)	(0.89)	(9.33)	(2.47)	(0.33)

Total distributions	(3.42)		(1.13)	(1.03)	(9.38)	(2.57)	(0.41)

Net asset value, end of period	$29.93		$35.18	$27.56	$23.43	$32.94	$29.31

Total Return(b)	(5.82)%		32.71%	22.56%	3.96%	22.35%	21.77%

Net assets, end of period (in 000’s)	$31,271		$21,889	$8,703	$6,649	$9,259	$8,496

Ratio of net expenses to average net assets	0.83	%(c)	0.86%	0.89%	0.89%	0.89%	0.90%

Ratio of total expenses to average net assets	0.89	%(c)	0.92%	0.96%	0.97%	1.06%	1.26%

Ratio of net investment income to average net assets	0.28	%(c)	0.08%	0.46%	0.60%	0.31%	0.43%

Portfolio turnover rate(d)	27%		46%	47%	55%	93%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$39.96		$31.14	$26.35	$35.75	$31.60	$26.34

Net investment income(a)	0.08		0.07	0.16	0.19	0.20	0.16

Net realized and unrealized gain (loss)	(2.17)		9.90	5.69	(0.17)	6.55	5.55

Total from investment operations	(2.09)		9.97	5.85	0.02	6.75	5.71

Distributions to shareholders from net investment income	—		(0.15)	(0.17)	(0.09)	(0.13)	(0.12)

Distributions to shareholders from net realized gains	(3.42)		(1.00)	(0.89)	(9.33)	(2.47)	(0.33)

Total distributions	(3.42)		(1.15)	(1.06)	(9.42)	(2.60)	(0.45)

Net asset value, end of period	$34.45		$39.96	$31.14	$26.35	$35.75	$31.60

Total Return(b)	(5.77)%		32.92%	22.71%	4.12%	22.53%	21.99%

Net assets, end of period (in 000’s)	$89,072		$8,707	$2,454	$2,313	$60	$16

Ratio of net expenses to average net assets	0.70	%(c)	0.73%	0.75%	0.74%	0.74%	0.75%

Ratio of total expenses to average net assets	0.76	%(c)	0.78%	0.83%	0.83%	0.90%	1.10%

Ratio of net investment income to average net assets	0.42	%(c)	0.21%	0.59%	0.75%	0.60%	0.56%

Portfolio turnover rate(d)	27%		46%	47%	55%	93%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$32.19		$25.32	$21.63	$31.26	$28.01	$23.44

Net investment income (loss)(a)	(0.04)		(0.12)	— (b)	0.02	(0.06)	(0.03)

Net realized and unrealized gain (loss)	(1.69)		8.01	4.62	(0.32)	5.81	4.93

Total from investment operations	(1.73)		7.89	4.62	(0.30)	5.75	4.90

Distributions to shareholders from net investment income	—		(0.02)	(0.04)	—	(0.03)	—

Distributions to shareholders from net realized gains	(3.42)		(1.00)	(0.89)	(9.33)	(2.47)	(0.33)

Total distributions	(3.42)		(1.02)	(0.93)	(9.33)	(2.50)	(0.33)

Net asset value, end of period	$27.04		$32.19	$25.32	$21.63	$31.26	$28.01

Total Return(c)	(6.06)%		32.09%	21.90%	3.47%	21.73%	21.19%

Net assets, end of period (in 000’s)	$9,598		$12,608	$10,097	$8,559	$8,887	$8,093

Ratio of net expenses to average net assets	1.34	%(d)	1.36%	1.39%	1.39%	1.39%	1.40%

Ratio of total expenses to average net assets	1.39	%(d)	1.42%	1.47%	1.47%	1.56%	1.77%

Ratio of net investment income (loss) to average net assets	(0.25	)%(d)	(0.42)%	0.01%	0.11%	(0.20)%	(0.10)%

Portfolio turnover rate(e)	27%		46%	47%	55%	93%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$39.94		$31.13	$26.34	$35.74	$33.39

Net investment income(b)	0.07		0.08	0.16	0.20	0.09

Net realized and unrealized gain (loss)	(2.15)		9.88	5.69	(0.18)	2.26

Total from investment operations	(2.08)		9.96	5.85	0.02	2.35

Distributions to shareholders from net investment income	—		(0.15)	(0.17)	(0.09)	—

Distributions to shareholders from net realized gains	(3.42)		(1.00)	(0.89)	(9.33)	—

Total distributions	(3.42)		(1.15)	(1.06)	(9.42)	—

Net asset value, end of period	$34.44		$39.94	$31.13	$26.34	$35.74

Total Return(c)	(5.75)%		32.90%	22.73%	4.13%	7.04%

Net assets, end of period (in 000’s)	$123,775		$132,700	$95,182	$85,422	$104,131

Ratio of net expenses to average net assets	0.72	%(d)	0.73%	0.75%	0.74%	0.74	%(d)

Ratio of total expenses to average net assets	0.76	%(d)	0.79%	0.83%	0.82%	0.85	%(d)

Ratio of net investment income to average net assets	0.38	%(d)	0.21%	0.59%	0.75%	0.72	%(d)

Portfolio turnover rate(e)	27%		46%	47%	55%	93%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$18.20		$17.14	$18.14	$23.42	$23.97	$21.70

Net investment loss(a)	(0.07	)(b)	(0.15)	(0.10)	(0.09)	(0.14)	(0.12)

Net realized and unrealized gain (loss)	(2.40)		5.26	4.13	0.69	4.20	2.94

Total from investment operations	(2.47)		5.11	4.03	0.60	4.06	2.82

Distributions to shareholders from net realized gains	(3.14)		(4.05)	(5.03)	(5.88)	(4.61)	(0.55)

Net asset value, end of period	$12.59		$18.20	$17.14	$18.14	$23.42	$23.97

Total Return(c)	(15.45)%		33.85%	28.84%	8.00%	19.37%	13.40%

Net assets, end of period (in 000’s)	$315,889		$404,921	$347,644	$331,433	$421,605	$486,115

Ratio of net expenses to average net assets	1.24	%(d)	1.24%	1.25%	1.27%	1.30%	1.30%

Ratio of total expenses to average net assets	1.37	%(d)	1.37%	1.41%	1.39%	1.40%	1.43%

Ratio of net investment loss to average net assets	(0.83	)%(d)	(0.87)%	(0.64)%	(0.51)%	(0.60)%	(0.56)%

Portfolio turnover rate(e)	20%		57%	65%	69%	60%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$4.29		$6.78	$10.16	$16.11	$17.95	$16.52

Net investment loss(a)	(0.01	)(b)	(0.07)	(0.09)	(0.13)	(0.22)	(0.22)

Net realized and unrealized gain (loss)	(0.32)		1.63	1.74	0.06	2.99	2.20

Total from investment operations	(0.33)		1.56	1.65	(0.07)	2.77	1.98

Distributions to shareholders from net realized gains	(3.14)		(4.05)	(5.03)	(5.88)	(4.61)	(0.55)

Net asset value, end of period	$0.82		$4.29	$6.78	$10.16	$16.11	$17.95

Total Return(c)	(15.74)%		32.89%	27.86%	7.24%	18.52%	12.49%

Net assets, end of period (in 000’s)	$16,694		$23,337	$28,894	$40,072	$77,990	$91,086

Ratio of net expenses to average net assets	1.99	%(d)	1.99%	2.00%	2.02%	2.05%	2.05%

Ratio of total expenses to average net assets	2.12	%(d)	2.12%	2.16%	2.14%	2.15%	2.18%

Ratio of net investment loss to average net assets	(1.58	)%(d)	(1.62)%	(1.38)%	(1.25)%	(1.35)%	(1.32)%

Portfolio turnover rate(e)	20%		57%	65%	69%	60%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$26.68		$23.41	$22.93	$27.78	$27.54	$24.76

Net investment loss(a)	(0.06	)(b)	(0.13)	(0.06)	(0.04)	(0.07)	(0.05)

Net realized and unrealized gain (loss)	(3.69)		7.45	5.57	1.07	4.92	3.38

Total from investment operations	(3.75)		7.32	5.51	1.03	4.85	3.33

Distributions to shareholders from net realized gains	(3.14)		(4.05)	(5.03)	(5.88)	(4.61)	(0.55)

Net asset value, end of period	$19.79		$26.68	$23.41	$22.93	$27.78	$27.54

Total Return(c)	(15.33)%		34.27%	29.33%	8.34%	19.78%	13.81%

Net assets, end of period (in 000’s)	$377,394		$478,127	$442,693	$491,659	$1,178,239	$1,670,808

Ratio of net expenses to average net assets	0.90	%(d)	0.90%	0.91%	0.93%	0.96%	0.95%

Ratio of total expenses to average net assets	1.00	%(d)	1.00%	1.03%	1.00%	1.01%	1.03%

Ratio of net investment loss to average net assets	(0.49	)%(d)	(0.53)%	(0.29)%	(0.17)%	(0.26)%	(0.21)%

Portfolio turnover rate(e)	20%		57%	65%	69%	60%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.97		$15.50	$16.89	$22.29	$23.05	$20.92

Net investment loss(a)	(0.07	)(b)	(0.16)	(0.11)	(0.11)	(0.17)	(0.15)

Net realized and unrealized gain (loss)	(2.07)		4.68	3.75	0.59	4.02	2.83

Total from investment operations	(2.14)		4.52	3.64	0.48	3.85	2.68

Distributions to shareholders from net realized gains	(3.14)		(4.05)	(5.03)	(5.88)	(4.61)	(0.55)

Net asset value, end of period	$10.69		$15.97	$15.50	$16.89	$22.29	$23.05

Total Return(c)	(15.56)%		33.59%	28.64%	7.82%	19.21%	13.22%

Net assets, end of period (in 000’s)	$25,087		$33,114	$27,723	$27,094	$34,211	$33,159

Ratio of net expenses to average net assets	1.40	%(d)	1.40%	1.41%	1.43%	1.46%	1.45%

Ratio of total expenses to average net assets	1.50	%(d)	1.50%	1.53%	1.51%	1.51%	1.53%

Ratio of net investment loss to average net assets	(0.99	)%(d)	(1.03)%	(0.79)%	(0.67)%	(0.76)%	(0.71)%

Portfolio turnover rate(e)	20%		57%	65%	69%	60%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$20.61		$18.90	$19.47	$24.59	$24.90	$22.46

Net investment loss(a)	(0.05	)(b)	(0.12)	(0.07)	(0.05)	(0.08)	(0.07)

Net realized and unrealized gain (loss)	(2.78)		5.88	4.53	0.81	4.38	3.06

Total from investment operations	(2.83)		5.76	4.46	0.76	4.30	2.99

Distributions to shareholders from net realized gains	(3.14)		(4.05)	(5.03)	(5.88)	(4.61)	(0.55)

Net asset value, end of period	$14.64		$20.61	$18.90	$19.47	$24.59	$24.90

Total Return(c)	(15.38)%		34.19%	29.15%	8.33%	19.64%	13.71%

Net assets, end of period (in 000’s)	$85,153		$105,878	$81,928	$77,012	$93,889	$132,003

Ratio of net expenses to average net assets	0.99	%(d)	0.99%	1.00%	1.01%	1.05%	1.05%

Ratio of total expenses to average net assets	1.12	%(d)	1.12%	1.16%	1.15%	1.15%	1.18%

Ratio of net investment loss to average net assets	(0.58	)%(d)	(0.62)%	(0.39)%	(0.25)%	(0.35)%	(0.31)%

Portfolio turnover rate(e)	20%		57%	65%	69%	60%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$26.72		$23.44	$22.95	$27.80	$27.55	$24.77

Net investment loss(a)	(0.06	)(b)	(0.13)	(0.06)	(0.04)	(0.07)	(0.04)

Net realized and unrealized gain (loss)	(3.69)		7.46	5.58	1.07	4.93	3.37

Total from investment operations	(3.75)		7.33	5.52	1.03	4.86	3.33

Distributions to shareholders from net realized gains	(3.14)		(4.05)	(5.03)	(5.88)	(4.61)	(0.55)

Net asset value, end of period	$19.83		$26.72	$23.44	$22.95	$27.80	$27.55

Total Return(c)	(15.31)%		34.27%	29.35%	8.35%	19.80%	13.80%

Net assets, end of period (in 000’s)	$230,639		$283,233	$211,480	$181,988	$231,077	$118,634

Ratio of net expenses to average net assets	0.89	%(d)	0.89%	0.90%	0.92%	0.95%	0.93%

Ratio of total expenses to average net assets	0.99	%(d)	0.99%	1.02%	1.00%	0.99%	1.01%

Ratio of net investment loss to average net assets	(0.48	)%(d)	(0.53)%	(0.28)%	(0.16)%	(0.25)%	(0.18)%

Portfolio turnover rate(e)	20%		57%	65%	69%	60%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.99		$15.53	$16.92	$22.33	$23.11	$20.99

Net investment loss(a)	(0.07	)(b)	(0.17)	(0.12)	(0.13)	(0.19)	(0.17)

Net realized and unrealized gain (loss)	(2.07)		4.68	3.76	0.60	4.02	2.84

Total from investment operations	(2.14)		4.51	3.64	0.47	3.83	2.67

Distributions to shareholders from net realized gains	(3.14)		(4.05)	(5.03)	(5.88)	(4.61)	(0.55)

Net asset value, end of period	$10.71		$15.99	$15.53	$16.92	$22.33	$23.11

Total Return(c)	(15.53)%		33.44%	28.58%	7.75%	19.06%	13.13%

Net assets, end of period (in 000’s)	$40,730		$54,987	$48,780	$45,005	$54,359	$59,225

Ratio of net expenses to average net assets	1.49	%(d)	1.49%	1.50%	1.51%	1.55%	1.55%

Ratio of total expenses to average net assets	1.62	%(d)	1.62%	1.66%	1.64%	1.65%	1.68%

Ratio of net investment loss to average net assets	(1.08	)%(d)	(1.12)%	(0.89)%	(0.76)%	(0.85)%	(0.81)%

Portfolio turnover rate(e)	20%		57%	65%	69%	60%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$26.74		$23.45	$22.96	$27.80	$26.35

Net investment loss(b)	(0.06	)(c)	(0.13)	(0.06)	(0.04)	(0.04)

Net realized and unrealized gain (loss)	(3.70)		7.47	5.58	1.08	1.49

Total from investment operations	(3.76)		7.34	5.52	1.04	1.45

Distributions to shareholders from net realized gains	(3.14)		(4.05)	(5.03)	(5.88)	—

Net asset value, end of period	$19.84		$26.74	$23.45	$22.96	$27.80

Total Return(d)	(15.30)%		34.26%	29.34%	8.38%	5.50%

Net assets, end of period (in 000’s)	$77,329		$90,649	$69,989	$69,893	$94,794

Ratio of net expenses to average net assets	0.89	%(e)	0.89%	0.90%	0.92%	0.95	%(e)

Ratio of total expenses to average net assets	0.99	%(e)	0.99%	1.02%	1.00%	1.00	%(e)

Ratio of net investment loss to average net assets	(0.48	)%(e)	(0.53)%	(0.28)%	(0.16)%	(0.36	)%(e)

Portfolio turnover rate(f)	20%		57%	65%	69%	60%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$16.89		$12.81		$10.00

Net investment loss(b)	(0.07	)(c)	(0.16	)(d)	(0.09)

Net realized and unrealized gain (loss)	(2.67)		5.36		2.92

Total from investment operations	(2.74)		5.20		2.83

Distributions to shareholders from net investment income	—		(0.02)		(0.02)

Distributions to shareholders from net realized gains	(1.59)		(1.10)		—

Total distributions	(1.59)		(1.12)		(0.02)

Net asset value, end of period	$12.56		$16.89		$12.81

Total Return(e)	(17.33)%		41.87%		28.30%

Net assets, end of period (in 000’s)	$489		$669		$175

Ratio of net expenses to average net assets	1.28	%(f)	1.28%		1.30	%(f)

Ratio of total expenses to average net assets	2.27	%(f)	3.50%		8.30	%(f)

Ratio of net investment loss to average net assets	(0.86	)%(f)	(1.01)%		(0.94	)%(f)

Portfolio turnover rate(g)	39%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.18% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$16.69		$12.74		$10.00

Net investment loss(b)	(0.12	)(c)	(0.27	)(d)	(0.15)

Net realized and unrealized gain (loss)	(2.64)		5.32		2.89

Total from investment operations	(2.76)		5.05		2.74

Distributions to shareholders from net investment income	—		—		—	(e)

Distributions to shareholders from net realized gains	(1.59)		(1.10)		—

Total distributions	(1.59)		(1.10)		—	(e)

Net asset value, end of period	$12.34		$16.69		$12.74

Total Return(f)	(17.61)%		40.86%		27.44%

Net assets, end of period (in 000’s)	$82		$119		$91

Ratio of net expenses to average net assets	2.03	%(g)	2.03%		2.06	%(g)

Ratio of total expenses to average net assets	3.01	%(g)	4.09%		9.80	%(g)

Ratio of net investment loss to average net assets	(1.59	)%(g)	(1.78)%		(1.70	)%(g)

Portfolio turnover rate(h)	39%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.18% of average net assets.
(d))	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Amount is less than $0.005 per share.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$16.98		$12.84		$10.00

Net investment loss(b)	(0.03	)(c)	(0.10	)(d)	(0.05)

Net realized and unrealized gain (loss)	(2.70)		5.37		2.91

Total from investment operations	(2.73)		5.27		2.86

Distributions to shareholders from net investment income	—		(0.03)		(0.02)

Distributions to shareholders from net realized gains	(1.59)		(1.10)		—

Total distributions	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$12.66		$16.98		$12.84

Total Return(e)	(17.11)%		42.36%		28.68%

Net assets, end of period (in 000’s)	$18,088		$14,313		$10,516

Ratio of net expenses to average net assets	0.91	%(f)	0.91%		0.93	%(f)

Ratio of total expenses to average net assets	1.86	%(f)	2.93%		8.24	%(f)

Ratio of net investment loss to average net assets	(0.44	)%(f)	(0.66)%		(0.58	)%(f)

Portfolio turnover rate(g)	39%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.18% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$16.96		$12.83		$10.00

Net investment loss(b)	(0.05	)(c)	(0.12	)(d)	(0.06)

Net realized and unrealized gain (loss)	(2.68)		5.37		2.91

Total from investment operations	(2.73)		5.25		2.85

Distributions to shareholders from net investment income	—		(0.02)		(0.02)

Distributions to shareholders from net realized gains	(1.59)		(1.10)		—

Total distributions	(1.59)		(1.12)		(0.02)

Net asset value, end of period	$12.64		$16.96		$12.83

Total Return(e)	(17.19)%		42.21%		28.55%

Net assets, end of period (in 000’s)	$76		$91		$64

Ratio of net expenses to average net assets	1.03	%(f)	1.03%		1.06	%(f)

Ratio of total expenses to average net assets	2.01	%(f)	3.13%		9.22	%(f)

Ratio of net investment loss to average net assets	(0.59	)%(f)	(0.78)%		(0.69	)%(f)

Portfolio turnover rate(g)	39%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.18% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$16.99		$12.84		$10.00

Net investment loss(b)	(0.04	)(c)	(0.10	)(d)	(0.05)

Net realized and unrealized gain (loss)	(2.69)		5.38		2.91

Total from investment operations	(2.73)		5.28		2.86

Distributions to shareholders from net investment income	—		(0.03)		(0.02)

Distributions to shareholders from net realized gains	(1.59)		(1.10)		—

Total distributions	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$12.67		$16.99		$12.84

Total Return(e)	(17.16)%		42.44%		28.68%

Net assets, end of period (in 000’s)	$76		$92		$64

Ratio of net expenses to average net assets	0.90	%(f)	0.90%		0.93	%(f)

Ratio of total expenses to average net assets	1.88	%(f)	3.00%		9.08	%(f)

Ratio of net investment loss to average net assets	(0.46	)%(f)	(0.65)%		(0.55	)%(f)

Portfolio turnover rate(g)	39%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.18% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$16.84		$12.79		$10.00

Net investment loss(b)	(0.08	)(c)	(0.20	)(d)	(0.11)

Net realized and unrealized gain (loss)	(2.67)		5.35		2.91

Total from investment operations	(2.75)		5.15		2.80

Distributions to shareholders from net investment income	—		—		(0.01)

Distributions to shareholders from net realized gains	(1.59)		(1.10)		—

Total distributions	(1.59)		(1.10)		(0.01)

Net asset value, end of period	$12.50		$16.84		$12.79

Total Return(e)	(17.45)%		41.51%		28.05%

Net assets, end of period (in 000’s)	$75		$91		$64

Ratio of net expenses to average net assets	1.53	%(f)	1.53%		1.56	%(f)

Ratio of total expenses to average net assets	2.51	%(f)	3.62%		9.73	%(f)

Ratio of net investment loss to average net assets	(1.09	)%(f)	(1.28)%		(1.19	)%(f)

Portfolio turnover rate(g)	39%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.18% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$16.98		$12.84		$10.00

Net investment loss(b)	(0.03	)(c)	(0.10	)(d)	(0.05)

Net realized and unrealized gain (loss)	(2.70)		5.37		2.91

Total from investment operations	(2.73)		5.27		2.86

Distributions to shareholders from net investment income	—		(0.03)		(0.02)

Distributions to shareholders from net realized gains	(1.59)		(1.10)		—

Total distributions	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$12.66		$16.98		$12.84

Total Return(e)	(17.17)%		42.38%		28.68%

Net assets, end of period (in 000’s)	$5,885		$5,349		$2,831

Ratio of net expenses to average net assets	0.90	%(f)	0.90%		0.90	%(f)

Ratio of total expenses to average net assets	1.86	%(f)	3.00%		6.73	%(f)

Ratio of net investment loss to average net assets	(0.46	)%(f)	(0.64)%		(0.55	)%(f)

Portfolio turnover rate(g)	39%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.18% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019		2018		2017
Per Share Data

Net asset value, beginning of period	$28.31		$23.56	$20.53	$23.94		$21.81		$19.85

Net investment loss(a)	(0.11)		(0.25)	(0.15)	(0.12	)(b)	(0.14	)(c)	(0.12	)(d)

Net realized and unrealized gain (loss)	(5.11)		8.84	6.20	0.36		5.15		2.77

Total from investment operations	(5.22)		8.59	6.05	0.24		5.01		2.65

Distributions to shareholders from net realized gains	(3.77)		(3.84)	(3.02)	(3.65)		(2.88)		(0.69)

Net asset value, end of period	$19.32		$28.31	$23.56	$20.53		$23.94		$21.81

Total Return(e)	(20.32)%		39.05%	33.09%	4.33%		25.22%		13.78%

Net assets, end of period (in 000’s)	$341,609		$470,941	$309,715	$295,072		$346,289		$351,253

Ratio of net expenses to average net assets	1.21	%(f)	1.21%	1.27%	1.26%		1.28%		1.29%

Ratio of total expenses to average net assets	1.26	%(f)	1.26%	1.32%	1.32%		1.35%		1.46%

Ratio of net investment loss to average net assets	(0.88	)%(f)	(0.94)%	(0.74)%	(0.59	)%(b)	(0.64	)%(c)	(0.62	)%(d)

Portfolio turnover rate(g)	33%		60%	76%	76%		59%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019		2018		2017
Per Share Data

Net asset value, beginning of period	$21.23		$18.59	$16.90	$20.60		$19.27		$17.75

Net investment loss(a)	(0.15)		(0.34)	(0.25)	(0.22	)(b)	(0.27	)(c)	(0.24	)(d)

Net realized and unrealized gain (loss)	(3.69)		6.82	4.96	0.17		4.48		2.45

Total from investment operations	(3.84)		6.48	4.71	(0.05)		4.21		2.21

Distributions to shareholders from net realized gains	(3.77)		(3.84)	(3.02)	(3.65)		(2.88)		(0.69)

Net asset value, end of period	$13.62		$21.23	$18.59	$16.90		$20.60		$19.27

Total Return(e)	(20.63)%		38.00%	32.18%	3.50%		24.30%		12.98%

Net assets, end of period (in 000’s)	$101,386		$145,721	$153,835	$166,172		$232,881		$217,385

Ratio of net expenses to average net assets	1.96	%(f)	1.96%	2.02%	2.01%		2.03%		2.04%

Ratio of total expenses to average net assets	2.01	%(f)	2.01%	2.08%	2.07%		2.10%		2.21%

Ratio of net investment loss to average net assets	(1.63	)%(f)	(1.69)%	(1.55)%	(1.35	)%(b)	(1.38	)%(c)	(1.36	)%(d)

Portfolio turnover rate(g)	33%		60%	76%	76%		59%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019		2018		2017
Per Share Data

Net asset value, beginning of period	$31.94		$26.09	$22.36	$25.63		$23.08		$20.89

Net investment loss(a)	(0.08)		(0.18)	(0.09)	(0.06	)(b)	(0.07	)(c)	(0.05	)(d)

Net realized and unrealized gain (loss)	(5.84)		9.87	6.84	0.44		5.50		2.93

Total from investment operations	(5.92)		9.69	6.75	0.38		5.43		2.88

Distributions to shareholders from net realized gains	(3.77)		(3.84)	(3.02)	(3.65)		(2.88)		(0.69)

Net asset value, end of period	$22.25		$31.94	$26.09	$22.36		$25.63		$23.08

Total Return(e)	(20.20)%		39.51%	33.55%	4.62%		25.69%		14.21%

Net assets, end of period (in 000’s)	$1,052,165		$1,303,226	$921,412	$853,375		$1,067,540		$1,149,459

Ratio of net expenses to average net assets	0.89	%(f)	0.89%	0.94%	0.93%		0.92%		0.92%

Ratio of total expenses to average net assets	0.89	%(f)	0.89%	0.95%	0.93%		0.96%		1.06%

Ratio of net investment loss to average net assets	(0.56	)%(f)	(0.63)%	(0.39)%	(0.26	)%(b)	(0.27	)%(c)	(0.24	)%(d)

Portfolio turnover rate(g)	33%		60%	76%	76%		59%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019		2018		2017
Per Share Data

Net asset value, beginning of period	$26.92		$22.60	$19.84	$23.32		$21.33		$19.46

Net investment loss(a)	(0.15)		(0.27)	(0.18)	(0.15	)(b)	(0.17	)(c)	(0.14	)(d)

Net realized and unrealized gain (loss)	(4.80)		8.43	5.96	0.32		5.04		2.70

Total from investment operations	(4.95)		8.16	5.78	0.17		4.87		2.56

Distributions to shareholders from net realized gains	(3.77)		(3.84)	(3.02)	(3.65)		(2.88)		(0.69)

Net asset value, end of period	$18.20		$26.92	$22.60	$19.84		$23.32		$21.33

Total Return(e)	(20.37)%		38.78%	32.87%	4.13%		25.12%		13.59%

Net assets, end of period (in 000’s)	$1,401		$22,781	$32,215	$18,395		$18,210		$16,520

Ratio of net expenses to average net assets	1.38	%(f)	1.39%	1.44%	1.43%		1.42%		1.42%

Ratio of total expenses to average net assets	1.38	%(f)	1.40%	1.45%	1.44%		1.46%		1.56%

Ratio of net investment loss to average net assets	(1.14	)%(f)	(1.12)%	(0.92)%	(0.75	)%(b)	(0.77	)%(c)	(0.73	)%(d)

Portfolio turnover rate(g)	33%		60%	76%	76%		59%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019		2018		2017
Per Share Data

Net asset value, beginning of period	$30.33		$24.96	$21.53	$24.85		$22.48		$20.39

Net investment loss(a)	(0.08)		(0.19)	(0.10)	(0.07	)(b)	(0.09	)(c)	(0.08	)(d)

Net realized and unrealized gain (loss)	(5.52)		9.40	6.55	0.40		5.34		2.86

Total from investment operations	(5.60)		9.21	6.45	0.33		5.25		2.78

Distributions to shareholders from net realized gains	(3.77)		(3.84)	(3.02)	(3.65)		(2.88)		(0.69)

Net asset value, end of period	$20.96		$30.33	$24.96	$21.53		$24.85		$22.48

Total Return(e)	(20.22)%		39.37%	33.44%	4.57%		25.57%		14.06%

Net assets, end of period (in 000’s)	$567,606		$815,104	$495,629	$409,019		$529,670		$437,309

Ratio of net expenses to average net assets	0.96	%(f)	0.96%	1.02%	1.01%		1.03%		1.04%

Ratio of total expenses to average net assets	1.01	%(f)	1.01%	1.07%	1.07%		1.10%		1.21%

Ratio of net investment loss to average net assets	(0.63	)%(f)	(0.69)%	(0.47)%	(0.34	)%(b)	(0.38	)%(c)	(0.36	)%(d)

Portfolio turnover rate(g)	33%		60%	76%	76%		59%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019		2018		2017
Per Share Data

Net asset value, beginning of period	$31.98		$26.12	$22.38	$25.64		$23.09		$20.89

Net investment loss(a)	(0.07)		(0.18)	(0.08)	(0.05	)(b)	(0.06	)(c)	(0.04	)(d)

Net realized and unrealized gain (loss)	(5.86)		9.88	6.84	0.44		5.49		2.93

Total from investment operations	(5.93)		9.70	6.76	0.39		5.43		2.89

Distributions to shareholders from net realized gains	(3.77)		(3.84)	(3.02)	(3.65)		(2.88)		(0.69)

Net asset value, end of period	$22.28		$31.98	$26.12	$22.38		$25.64		$23.09

Total Return(e)	(20.20)%		39.51%	33.56%	4.67%		25.68%		14.26%

Net assets, end of period (in 000’s)	$167,403		$139,453	$73,863	$54,916		$39,263		$22,660

Ratio of net expenses to average net assets	0.88	%(f)	0.88%	0.93%	0.92%		0.91%		0.90%

Ratio of total expenses to average net assets	0.88	%(f)	0.88%	0.94%	0.93%		0.95%		1.04%

Ratio of net investment loss to average net assets	(0.53	)%(f)	(0.61)%	(0.38)%	(0.23	)%(b)	(0.25	)%(c)	(0.18	)%(d)

Portfolio turnover rate(g)	33%		60%	76%	76%		59%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019		2018		2017
Per Share Data

Net asset value, beginning of period	$26.41		$22.24	$19.58	$23.08		$21.17		$19.34

Net investment loss(a)	(0.13)		(0.29)	(0.19)	(0.16	)(b)	(0.19	)(c)	(0.17	)(d)

Net realized and unrealized gain (loss)	(4.73)		8.30	5.87	0.31		4.98		2.69

Total from investment operations	(4.86)		8.01	5.68	0.15		4.79		2.52

Distributions to shareholders from net realized gains	(3.77)		(3.84)	(3.02)	(3.65)		(2.88)		(0.69)

Net asset value, end of period	$17.78		$26.41	$22.24	$19.58		$23.08		$21.17

Total Return(e)	(20.43)%		38.72%	32.78%	4.07%		24.92%		13.47%

Net assets, end of period (in 000’s)	$11,025		$14,818	$13,209	$15,856		$24,215		$26,918

Ratio of net expenses to average net assets	1.46	%(f)	1.46%	1.52%	1.51%		1.53%		1.54%

Ratio of total expenses to average net assets	1.51	%(f)	1.51%	1.57%	1.57%		1.61%		1.71%

Ratio of net investment loss to average net assets	(1.13	)%(f)	(1.20)%	(1.00)%	(0.85	)%(b)	(0.90	)%(c)	(0.86	)%(d)

Portfolio turnover rate(g)	33%		60%	76%	76%		59%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$31.98		$26.12	$22.38	$25.64		$23.61

Net investment loss(b)	(0.08)		(0.18)	(0.08)	(0.05	)(c)	(0.03	)(d)

Net realized and unrealized gain (loss)	(5.84)		9.88	6.84	0.44		2.06

Total from investment operations	(5.92)		9.70	6.76	0.39		2.03

Distributions to shareholders from net realized gains	(3.77)		(3.84)	(3.02)	(3.65)		—

Net asset value, end of period	$22.29		$31.98	$26.12	$22.38		$25.64

Total Return(e)	(20.17)%		39.51%	33.56%	4.67%		8.60%

Net assets, end of period (in 000’s)	$477,021		$601,794	$285,307	$188,657		$245,612

Ratio of net expenses to average net assets	0.88	%(f)	0.88%	0.93%	0.92%		0.90	%(f)

Ratio of total expenses to average net assets	0.88	%(f)	0.88%	0.94%	0.92%		0.91	%(f)

Ratio of net investment loss to average net assets	(0.55	)%(f)	(0.61)%	(0.38)%	(0.25	)%(c)	(0.36	)%(d)(f)

Portfolio turnover rate(g)	33%		60%	76%	76%		59%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.32		$11.24	$9.25	$13.83	$13.79	$11.91

Net investment income (loss)(a)	(0.04)		(0.07)	(0.03)	(0.01)	(0.02)	0.02

Net realized and unrealized gain (loss)	(1.30)		2.92	3.58	(0.30)	3.03	2.26

Total from investment operations	(1.34)		2.85	3.55	(0.31)	3.01	2.28

Distributions to shareholders from net investment income	—		—	—	—	—	(0.04)

Distributions to shareholders from net realized gains	(1.51)		(1.77)	(1.56)	(4.27)	(2.97)	(0.36)

Total distributions	(1.51)		(1.77)	(1.56)	(4.27)	(2.97)	(0.40)

Net asset value, end of period	$9.47		$12.32	$11.24	$9.25	$13.83	$13.79

Total Return(b)	(12.37)%		29.11%	43.98%	2.86%	25.59%	19.79%

Net assets, end of period (in 000’s)	$40,569		$63,591	$36,688	$28,311	$30,174	$46,114

Ratio of net expenses to average net assets	1.12	%(c)	1.12%	1.14%	1.14%	1.14%	1.15%

Ratio of total expenses to average net assets	1.27	%(c)	1.30%	1.35%	1.40%	1.39%	1.55%

Ratio of net investment income (loss) to average net assets	(0.70	)%(c)	(0.60)%	(0.35)%	(0.07)%	(0.15)%	0.15%

Portfolio turnover rate(d)	8%		31%	39%	28%	40%	54%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$6.32		$6.63	$6.09	$10.81	$11.46	$10.00

Net investment loss(a)	(0.04)		(0.08)	(0.07)	(0.06)	(0.09)	(0.06)

Net realized and unrealized gain (loss)	(0.58)		1.54	2.17	(0.39)	2.41	1.88

Total from investment operations	(0.62)		1.46	2.10	(0.45)	2.32	1.82

Distributions to shareholders from net realized gains	(1.51)		(1.77)	(1.56)	(4.27)	(2.97)	(0.36)

Net asset value, end of period	$4.19		$6.32	$6.63	$6.09	$10.81	$11.46

Total Return(b)	(12.76)%		28.22%	42.88%	2.07%	24.61%	18.89%

Net assets, end of period (in 000’s)	$3,050		$3,901	$4,522	$4,142	$9,081	$9,326

Ratio of net expenses to average net assets	1.87	%(c)	1.87%	1.89%	1.89%	1.89%	1.90%

Ratio of total expenses to average net assets	2.02	%(c)	2.05%	2.11%	2.14%	2.13%	2.30%

Ratio of net investment loss to average net assets	(1.45	)%(c)	(1.34)%	(1.25)%	(0.83)%	(0.85)%	(0.60)%

Portfolio turnover rate(d)	8%		31%	39%	28%	40%	54%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.50		$12.88	$10.39	$14.92	$14.67	$12.64

Net investment income (loss)(a)	(0.02)		(0.03)	0.01	0.03	0.04	0.07

Net realized and unrealized gain (loss)	(1.57)		3.42	4.07	(0.26)	3.25	2.40

Total from investment operations	(1.59)		3.39	4.08	(0.23)	3.29	2.47

Distributions to shareholders from net investment income	—		— (b)	(0.03)	(0.03)	(0.07)	(0.08)

Distributions to shareholders from net realized gains	(1.51)		(1.77)	(1.56)	(4.27)	(2.97)	(0.36)

Total distributions	(1.51)		(1.77)	(1.59)	(4.30)	(3.04)	(0.44)

Net asset value, end of period	$11.40		$14.50	$12.88	$10.39	$14.92	$14.67

Total Return(c)	(12.23)%		29.65%	44.36%	3.31%	26.11%	20.29%

Net assets, end of period (in 000’s)	$49,359		$62,894	$60,474	$52,461	$75,470	$211,311

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.76%	0.75%	0.75%	0.75%

Ratio of total expenses to average net assets	0.90	%(d)	0.93%	0.98%	1.00%	0.99%	1.14%

Ratio of net investment income (loss) to average net assets	(0.33	)%(d)	(0.23)%	0.10%	0.32%	0.31%	0.51%

Portfolio turnover rate(e)	8%		31%	39%	28%	40%	54%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.97		$10.97	$9.08	$13.67	$13.70	$11.85

Net investment income (loss)(a)	(0.05)		(0.08)	(0.04)	(0.01)	(0.03)	0.01

Net realized and unrealized gain (loss)	(1.26)		2.85	3.49	(0.31)	3.00	2.24

Total from investment operations	(1.31)		2.77	3.45	(0.32)	2.97	2.25

Distributions to shareholders from net investment income	—		—	—	—	(0.03)	(0.04)

Distributions to shareholders from net realized gains	(1.51)		(1.77)	(1.56)	(4.27)	(2.97)	(0.36)

Total distributions	(1.51)		(1.77)	(1.56)	(4.27)	(3.00)	(0.40)

Net asset value, end of period	$9.15		$11.97	$10.97	$9.08	$13.67	$13.70

Total Return(b)	(12.49)%		29.09%	43.67%	2.79%	25.48%	19.66%

Net assets, end of period (in 000’s)	$618		$623	$505	$622	$597	$478

Ratio of net expenses to average net assets	1.25	%(c)	1.25%	1.26%	1.25%	1.25%	1.25%

Ratio of total expenses to average net assets	1.40	%(c)	1.43%	1.53%	1.53%	1.48%	1.65%

Ratio of net investment income (loss) to average net assets	(0.83	)%(c)	(0.72)%	(0.47)%	(0.14)%	(0.21)%	0.09%

Portfolio turnover rate(d)	8%		31%	39%	28%	40%	54%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.41		$12.83	$10.34	$14.89	$14.66	$12.63

Net investment income (loss)(a)	(0.03)		(0.04)	(0.01)	0.02	0.02	0.06

Net realized and unrealized gain (loss)	(1.55)		3.39	4.07	(0.27)	3.24	2.40

Total from investment operations	(1.58)		3.35	4.06	(0.25)	3.26	2.46

Distributions to shareholders from net investment income	—		—	(0.01)	(0.03)	(0.06)	(0.07)

Distributions to shareholders from net realized gains	(1.51)		(1.77)	(1.56)	(4.27)	(2.97)	(0.36)

Total distributions	(1.51)		(1.77)	(1.57)	(4.30)	(3.03)	(0.43)

Net asset value, end of period	$11.32		$14.41	$12.83	$10.34	$14.89	$14.66

Total Return(b)	(12.23)%		29.42%	44.28%	3.14%	25.90%	20.15%

Net assets, end of period (in 000’s)	$2,979		$3,232	$2,758	$1,533	$2,578	$2,264

Ratio of net expenses to average net assets	0.87	%(c)	0.87%	0.89%	0.89%	0.89%	0.90%

Ratio of total expenses to average net assets	1.02	%(c)	1.05%	1.06%	1.14%	1.12%	1.30%

Ratio of net investment income (loss) to average net assets	(0.44	)%(c)	(0.35)%	(0.09)%	0.16%	0.15%	0.48%

Portfolio turnover rate(d)	8%		31%	39%	28%	40%	54%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.46		$12.86	$10.37	$14.91	$14.66	$12.63

Net investment income (loss)(a)	(0.02)		(0.03)	0.01	0.04	0.04	0.08

Net realized and unrealized gain (loss)	(1.56)		3.40	4.07	(0.27)	3.25	2.40

Total from investment operations	(1.58)		3.37	4.08	(0.23)	3.29	2.48

Distributions to shareholders from net investment income	—		— (b)	(0.03)	(0.04)	(0.07)	(0.09)

Distributions to shareholders from net realized gains	(1.51)		(1.77)	(1.56)	(4.27)	(2.97)	(0.36)

Total distributions	(1.51)		(1.77)	(1.59)	(4.31)	(3.04)	(0.45)

Net asset value, end of period	$11.37		$14.46	$12.86	$10.37	$14.91	$14.66

Total Return(c)	(12.19)%		29.57%	44.49%	3.33%	26.15%	20.33%

Net assets, end of period (in 000’s)	$4,411		$789	$509	$477	$15	$12

Ratio of net expenses to average net assets	0.74	%(d)	0.74%	0.75%	0.74%	0.74%	0.75%

Ratio of total expenses to average net assets	0.89	%(d)	0.92%	0.99%	1.03%	0.97%	1.14%

Ratio of net investment income (loss) to average net assets	(0.27	)%(d)	(0.22)%	0.10%	0.40%	0.30%	0.57%

Portfolio turnover rate(e)	8%		31%	39%	28%	40%	54%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.55		$10.67	$8.88	$13.49	$13.56	$11.75

Net investment loss(a)	(0.05)		(0.09)	(0.06)	(0.03)	(0.04)	(0.01)

Net realized and unrealized gain (loss)	(1.20)		2.74	3.41	(0.31)	2.96	2.23

Total from investment operations	(1.25)		2.65	3.35	(0.34)	2.92	2.22

Distributions to shareholders from net investment income	—		—	—	—	(0.02)	(0.05)

Distributions to shareholders from net realized gains	(1.51)		(1.77)	(1.56)	(4.27)	(2.97)	(0.36)

Total distributions	(1.51)		(1.77)	(1.56)	(4.27)	(2.99)	(0.41)

Net asset value, end of period	$8.79		$11.55	$10.67	$8.88	$13.49	$13.56

Total Return(b)	(12.42)%		28.74%	43.52%	2.67%	25.29%	19.56%

Net assets, end of period (in 000’s)	$194		$213	$66	$292	$255	$169

Ratio of net expenses to average net assets	1.37	%(c)	1.37%	1.40%	1.39%	1.39%	1.40%

Ratio of total expenses to average net assets	1.52	%(c)	1.55%	1.75%	1.65%	1.62%	1.80%

Ratio of net investment loss to average net assets	(0.94	)%(c)	(0.85)%	(0.66)%	(0.31)%	(0.34)%	(0.07)%

Portfolio turnover rate(d)	8%		31%	39%	28%	40%	54%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.44		$12.84	$10.35	$14.90	$13.53

Net investment income (loss)(b)	(0.02)		(0.03)	0.01	0.04	0.01

Net realized and unrealized gain (loss)	(1.56)		3.40	4.07	(0.28)	1.36

Total from investment operations	(1.58)		3.37	4.08	(0.24)	1.37

Distributions to shareholders from net investment income	—		— (c)	(0.03)	(0.04)	—

Distributions to shareholders from net realized gains	(1.51)		(1.77)	(1.56)	(4.27)	—

Total distributions	(1.51)		(1.77)	(1.59)	(4.31)	—

Net asset value, end of period	$11.35		$14.44	$12.84	$10.35	$14.90

Total Return(d)	(12.20)%		29.61%	44.56%	3.26%	10.13%

Net assets, end of period (in 000’s)	$75,433		$90,823	$78,539	$73,132	$104,590

Ratio of net expenses to average net assets	0.74	%(e)	0.74%	0.75%	0.74%	0.74	%(e)

Ratio of total expenses to average net assets	0.89	%(e)	0.92%	0.98%	0.99%	0.96	%(e)

Ratio of net investment income (loss) to average net assets	(0.32	)%(e)	(0.22)%	0.12%	0.32%	0.22	%(e)

Portfolio turnover rate(f)	8%		31%	39%	28%	40%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$35.07		$29.76	$23.17	$27.91	$23.04	$18.73

Net investment loss(a)	(0.12)		(0.22)	(0.13)	(0.12)	(0.16)	(0.15)

Net realized and unrealized gain (loss)	(4.55)		8.18	10.43	0.44	6.79	5.37

Total from investment operations	(4.67)		7.96	10.30	0.32	6.63	5.22

Distributions to shareholders from net realized gains	(5.30)		(2.65)	(3.71)	(5.06)	(1.76)	(0.91)

Net asset value, end of period	$25.10		$35.07	$29.76	$23.17	$27.91	$23.04

Total Return(b)	(15.21)%		29.05%	51.05%	4.73%	30.46%	29.17%

Net assets, end of period (in 000’s)	$393,156		$503,553	$429,267	$305,666	$312,289	$268,746

Ratio of net expenses to average net assets	1.26	%(c)	1.26%	1.28%	1.34%	1.38%	1.42%

Ratio of total expenses to average net assets	1.40	%(c)	1.41%	1.46%	1.48%	1.48%	1.53%

Ratio of net investment loss to average net assets	(0.78	)%(c)	(0.72)%	(0.55)%	(0.53)%	(0.65)%	(0.74)%

Portfolio turnover rate(d)	23%		41%	41%	27%	46%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$24.46		$21.68	$17.94	$23.05	$19.45	$16.07

Net investment loss(a)	(0.16)		(0.31)	(0.23)	(0.24)	(0.29)	(0.25)

Net realized and unrealized gain (loss)	(2.97)		5.74	7.68	0.19	5.65	4.54

Total from investment operations	(3.13)		5.43	7.45	(0.05)	5.36	4.29

Distributions to shareholders from net realized gains	(5.30)		(2.65)	(3.71)	(5.06)	(1.76)	(0.91)

Net asset value, end of period	$16.03		$24.46	$21.68	$17.94	$23.05	$19.45

Total Return(b)	(15.54)%		28.13%	49.93%	3.97%	29.49%	28.18%

Net assets, end of period (in 000’s)	$21,614		$27,866	$30,011	$24,948	$57,207	$50,779

Ratio of net expenses to average net assets	2.01	%(c)	2.01%	2.03%	2.10%	2.13%	2.17%

Ratio of total expenses to average net assets	2.15	%(c)	2.16%	2.21%	2.23%	2.23%	2.28%

Ratio of net investment loss to average net assets	(1.53	)%(c)	(1.47)%	(1.31)%	(1.31)%	(1.40)%	(1.49)%

Portfolio turnover rate(d)	23%		41%	41%	27%	46%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$41.40		$34.57	$26.28	$30.78	$25.15	$20.29

Net investment loss(a)	(0.09)		(0.16)	(0.07)	(0.04)	(0.07)	(0.07)

Net realized and unrealized gain (loss)	(5.49)		9.64	12.07	0.60	7.46	5.84

Total from investment operations	(5.58)		9.48	12.00	0.56	7.39	5.77

Distributions to shareholders from net realized gains	(5.30)		(2.65)	(3.71)	(5.06)	(1.76)	(0.91)

Net asset value, end of period	$30.52		$41.40	$34.57	$26.28	$30.78	$25.15

Total Return(b)	(15.07)%		29.42%	51.49%	5.12%	30.95%	29.66%

Net assets, end of period (in 000’s)	$130,046		$190,705	$157,267	$74,728	$87,522	$85,095

Ratio of net expenses to average net assets	0.97	%(c)	0.98%	0.99%	0.98%	0.99%	1.02%

Ratio of total expenses to average net assets	1.03	%(c)	1.04%	1.08%	1.09%	1.09%	1.13%

Ratio of net investment loss to average net assets	(0.49	)%(c)	(0.44)%	(0.27)%	(0.17)%	(0.26)%	(0.34)%

Portfolio turnover rate(d)	23%		41%	41%	27%	46%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$33.72		$28.77	$22.56	$27.35	$22.64	$18.44

Net investment loss(a)	(0.16)		(0.27)	(0.17)	(0.15)	(0.18)	(0.16)

Net realized and unrealized gain (loss)	(4.34)		7.87	10.09	0.42	6.65	5.27

Total from investment operations	(4.50)		7.60	9.92	0.27	6.47	5.11

Distributions to shareholders from net realized gains	(5.30)		(2.65)	(3.71)	(5.06)	(1.76)	(0.91)

Net asset value, end of period	$23.92		$33.72	$28.77	$22.56	$27.35	$22.64

Total Return(b)	(15.32)%		28.78%	50.71%	4.62%	30.28%	29.03%

Net assets, end of period (in 000’s)	$10,252		$38,670	$41,024	$29,084	$33,109	$18,919

Ratio of net expenses to average net assets	1.48	%(c)	1.48%	1.49%	1.48%	1.49%	1.51%

Ratio of total expenses to average net assets	1.53	%(c)	1.54%	1.58%	1.59%	1.59%	1.63%

Ratio of net investment loss to average net assets	(1.01	)%(c)	(0.94)%	(0.77)%	(0.67)%	(0.75)%	(0.83)%

Portfolio turnover rate(d)	23%		41%	41%	27%	46%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$40.39		$33.79	$25.78	$30.33	$24.84	$20.08

Net investment loss(a)	(0.09)		(0.16)	(0.08)	(0.07)	(0.11)	(0.10)

Net realized and unrealized gain (loss)	(5.35)		9.41	11.80	0.58	7.36	5.77

Total from investment operations	(5.44)		9.25	11.72	0.51	7.25	5.67

Distributions to shareholders from net realized gains	(5.30)		(2.65)	(3.71)	(5.06)	(1.76)	(0.91)

Net asset value, end of period	$29.65		$40.39	$33.79	$25.78	$30.33	$24.84

Total Return(b)	(15.10)%		29.42%	51.40%	5.01%	30.76%	29.46%

Net assets, end of period (in 000’s)	$35,152		$41,403	$48,387	$19,207	$22,520	$23,317

Ratio of net expenses to average net assets	1.01	%(c)	1.01%	1.02%	1.09%	1.13%	1.16%

Ratio of total expenses to average net assets	1.15	%(c)	1.16%	1.21%	1.23%	1.23%	1.28%

Ratio of net investment loss to average net assets	(0.53	)%(c)	(0.47)%	(0.31)%	(0.29)%	(0.40)%	(0.46)%

Portfolio turnover rate(d)	23%		41%	41%	27%	46%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$41.43		$34.59	$26.29	$30.78	$25.08

Net investment loss(b)	(0.09)		(0.15)	(0.08)	(0.02)	(0.04)

Net realized and unrealized gain (loss)	(5.50)		9.64	12.09	0.59	5.74

Total from investment operations	(5.59)		9.49	12.01	0.57	5.70

Distributions to shareholders from net realized gains	(5.30)		(2.65)	(3.71)	(5.06)	—

Net asset value, end of period	$30.54		$41.43	$34.59	$26.29	$30.78

Total Return(c)	(15.09)%		29.44%	51.51%	5.15%	22.73%

Net assets, end of period (in 000’s)	$3,349		$3,134	$1,330	$138	$12

Ratio of net expenses to average net assets	0.96	%(d)	0.97%	0.97%	0.97%	0.98	%(d)

Ratio of total expenses to average net assets	1.02	%(d)	1.03%	1.06%	1.09%	1.08	%(d)

Ratio of net investment loss to average net assets	(0.47	)%(d)	(0.43)%	(0.28)%	(0.07)%	(0.20	)%(d)

Portfolio turnover rate(e)	23%		41%	41%	27%	46%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$41.43		$34.59	$26.29	$30.79	$27.83

Net investment income (loss)(b)	(0.09)		(0.15)	(0.07)	(0.04)	0.01

Net realized and unrealized gain (loss)	(5.50)		9.64	12.08	0.60	2.95

Total from investment operations	(5.59)		9.49	12.01	0.56	2.96

Distributions to shareholders from net realized gains	(5.30)		(2.65)	(3.71)	(5.06)	—

Net asset value, end of period	$30.54		$41.43	$34.59	$26.29	$30.79

Total Return(c)	(15.09)%		29.44%	51.51%	5.11%	10.64%

Net assets, end of period (in 000’s)	$132,187		$145,094	$63,555	$24,396	$24,951

Ratio of net expenses to average net assets	0.96	%(d)	0.97%	0.98%	0.97%	0.97	%(d)

Ratio of total expenses to average net assets	1.02	%(d)	1.03%	1.07%	1.08%	1.14	%(d)

Ratio of net investment income (loss) to average net assets	(0.47	)%(d)	(0.43)%	(0.25)%	(0.16)%	0.08	%(d)

Portfolio turnover rate(e)	23%		41%	41%	27%	46%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$18.89		$15.63	$13.59	$14.00	$14.84	$13.08

Net investment income(a)	0.02		0.04	0.09	0.12	0.11	0.07

Net realized and unrealized gain (loss)	(1.49)		4.91	2.56	0.64	2.15	1.76

Total from investment operations	(1.47)		4.95	2.65	0.76	2.26	1.83

Distributions to shareholders from net investment income	—		(0.07)	(0.15)	(0.08)	(0.09)	(0.07)

Distributions to shareholders from net realized gains	(0.35)		(1.62)	(0.46)	(1.09)	(3.01)	— (b)

Total distributions	(0.35)		(1.69)	(0.61)	(1.17)	(3.10)	(0.07)

Net asset value, end of period	$17.07		$18.89	$15.63	$13.59	$14.00	$14.84

Total Return(c)	(7.96)%		34.66%	19.93%	6.80%	17.50%	14.06%

Net assets, end of period (in 000’s)	$7,169		$7,354	$5,448	$3,878	$2,533	$1,880

Ratio of net expenses to average net assets	1.02	%(d)	1.01%	1.05%	1.03%	1.04%	1.17%

Ratio of total expenses to average net assets	2.03	%(d)	3.73%	3.30%	4.26%	5.12%	4.64%

Ratio of net investment income to average net assets	0.22	%(d)	0.26%	0.64%	0.90%	0.81%	0.53%

Portfolio turnover rate(e)	89%		31%	65%	47%	71%	77%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$17.71		$14.79	$12.91	$13.40	$14.36	$12.69

Net investment income (loss)(a)	(0.05)		(0.08)	(0.01)	0.02	0.01	(0.02)

Net realized and unrealized gain (loss)	(1.38)		4.62	2.41	0.62	2.07	1.69

Total from investment operations	(1.43)		4.54	2.40	0.64	2.08	1.67

Distributions to shareholders from net investment income	—		—	(0.06)	(0.04)	(0.03)	—

Distributions to shareholders from net realized gains	(0.35)		(1.62)	(0.46)	(1.09)	(3.01)	— (b)

Total distributions	(0.35)		(1.62)	(0.52)	(1.13)	(3.04)	— (b)

Net asset value, end of period	$15.93		$17.71	$14.79	$12.91	$13.40	$14.36

Total Return(c)	(8.27)%		33.65%	18.97%	6.04%	16.66%	13.18%

Net assets, end of period (in 000’s)	$2,035		$2,430	$1,985	$1,487	$172	$178

Ratio of net expenses to average net assets	1.77	%(d)	1.76%	1.80%	1.78%	1.80%	1.92%

Ratio of total expenses to average net assets	2.79	%(d)	4.46%	4.07%	4.97%	5.86%	5.38%

Ratio of net investment income (loss) to average net assets	(0.56	)%(d)	(0.49)%	(0.11)%	0.18%	0.05%	(0.18)%

Portfolio turnover rate(e)	89%		31%	65%	47%	71%	77%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.13		$15.80	$13.73	$14.10	$14.92	$13.17

Net investment income(a)	0.07		0.10	0.14	0.16	0.16	0.12

Net realized and unrealized gain (loss)	(1.52)		4.97	2.58	0.67	2.17	1.77

Total from investment operations	(1.45)		5.07	2.72	0.83	2.33	1.89

Distributions to shareholders from net investment income	(0.04)		(0.12)	(0.19)	(0.11)	(0.14)	(0.14)

Distributions to shareholders from net realized gains	(0.35)		(1.62)	(0.46)	(1.09)	(3.01)	— (b)

Total distributions	(0.39)		(1.74)	(0.65)	(1.20)	(3.15)	(0.14)

Net asset value, end of period	$17.29		$19.13	$15.80	$13.73	$14.10	$14.92

Total Return(c)	(7.78)%		35.11%	20.29%	7.27%	17.92%	14.43%

Net assets, end of period (in 000’s)	$1,605		$1,921	$1,009	$791	$4,969	$3,499

Ratio of net expenses to average net assets	0.67	%(d)	0.67%	0.70%	0.67%	0.68%	0.79%

Ratio of total expenses to average net assets	1.34	%(d)	3.39%	2.99%	3.97%	4.65%	4.28%

Ratio of net investment income to average net assets	0.73	%(d)	0.60%	0.99%	1.22%	1.20%	0.88%

Portfolio turnover rate(e)	89%		31%	65%	47%	71%	77%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.14		$15.81	$13.72	$14.11	$14.92	$13.16

Net investment income(a)	0.04		0.09	0.11	0.15	0.14	0.11

Net realized and unrealized gain (loss)	(1.50)		4.96	2.60	0.65	2.18	1.76

Total from investment operations	(1.46)		5.05	2.71	0.80	2.32	1.87

Distributions to shareholders from net investment income	(0.03)		(0.10)	(0.16)	(0.10)	(0.12)	(0.11)

Distributions to shareholders from net realized gains	(0.35)		(1.62)	(0.46)	(1.09)	(3.01)	— (b)

Total distributions	(0.38)		(1.72)	(0.62)	(1.19)	(3.13)	(0.11)

Net asset value, end of period	$17.30		$19.14	$15.81	$13.72	$14.11	$14.92

Total Return(c)	(7.83)%		34.99%	20.23%	7.05%	17.86%	14.27%

Net assets, end of period (in 000’s)	$1,371		$878	$344	$1,064	$235	$188

Ratio of net expenses to average net assets	0.77	%(d)	0.76%	0.85%	0.78%	0.79%	0.92%

Ratio of total expenses to average net assets	1.75	%(d)	3.79%	3.75%	4.06%	4.87%	4.47%

Ratio of net investment income to average net assets	0.47	%(d)	0.52%	0.76%	1.16%	1.06%	0.78%

Portfolio turnover rate(e)	89%		31%	65%	47%	71%	77%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.14		$15.81	$13.73	$14.11	$14.93	$13.17

Net investment income(a)	0.05		0.10	0.13	0.17	0.16	0.13

Net realized and unrealized gain (loss)	(1.50)		4.96	2.60	0.65	2.17	1.77

Total from investment operations	(1.45)		5.06	2.73	0.82	2.33	1.90

Distributions to shareholders from net investment income	(0.04)		(0.11)	(0.19)	(0.11)	(0.14)	(0.14)

Distributions to shareholders from net realized gains	(0.35)		(1.62)	(0.46)	(1.09)	(3.01)	— (b)

Total distributions	(0.39)		(1.73)	(0.65)	(1.20)	(3.15)	(0.14)

Net asset value, end of period	$17.30		$19.14	$15.81	$13.73	$14.11	$14.93

Total Return(c)	(7.79)%		35.09%	20.37%	7.20%	17.94%	14.52%

Net assets, end of period (in 000’s)	$1,277		$1,199	$1,325	$3,229	$11	$11

Ratio of net expenses to average net assets	0.66	%(d)	0.66%	0.71%	0.66%	0.68%	0.77%

Ratio of total expenses to average net assets	1.64	%(d)	3.30%	3.84%	3.76%	4.73%	4.20%

Ratio of net investment income to average net assets	0.57	%(d)	0.60%	0.96%	1.31%	1.16%	0.95%

Portfolio turnover rate(e)	89%		31%	65%	47%	71%	77%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.01		$15.72	$13.67	$14.07	$14.89	$13.09

Net investment income(a)	—	(b)	0.03	0.05	0.08	0.08	0.04

Net realized and unrealized gain (loss)	(1.50)		4.92	2.57	0.67	2.16	1.76

Total from investment operations	(1.50)		4.95	2.62	0.75	2.24	1.80

Distributions to shareholders from net investment income	—		(0.04)	(0.11)	(0.06)	(0.05)	—

Distributions to shareholders from net realized gains	(0.35)		(1.62)	(0.46)	(1.09)	(3.01)	— (b)

Total distributions	(0.35)		(1.66)	(0.57)	(1.15)	(3.06)	— (b)

Net asset value, end of period	$17.16		$19.01	$15.72	$13.67	$14.07	$14.89

Total Return(c)	(8.07)%		34.35%	19.56%	6.58%	17.21%	13.77%

Net assets, end of period (in 000’s)	$440		$482	$23	$20	$20	$22

Ratio of net expenses to average net assets	1.27	%(d)	1.26%	1.30%	1.27%	1.29%	1.41%

Ratio of total expenses to average net assets	2.28	%(d)	5.23%	3.68%	4.53%	5.36%	4.88%

Ratio of net investment income (loss) to average net assets	(0.05	)%(d)	0.15%	0.39%	0.64%	0.55%	0.30%

Portfolio turnover rate(e)	89%		31%	65%	47%	71%	77%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$19.13		$15.80	$13.73	$14.11	$13.06

Net investment income(b)	0.06		0.11	0.14	0.17	0.06

Net realized and unrealized gain (loss)	(1.51)		4.95	2.58	0.65	0.99

Total from investment operations	(1.45)		5.06	2.72	0.82	1.05

Distributions to shareholders from net investment income	(0.04)		(0.11)	(0.19)	(0.11)	—

Distributions to shareholders from net realized gains	(0.35)		(1.62)	(0.46)	(1.09)	—

Total distributions	(0.39)		(1.73)	(0.65)	(1.20)	—

Net asset value, end of period	$17.29		$19.13	$15.80	$13.73	$14.11

Total Return(c)	(7.79)%		35.11%	20.30%	7.22%	8.04%

Net assets, end of period (in 000’s)	$6,415		$2,963	$830	$2,135	$2,026

Ratio of net expenses to average net assets	0.66	%(d)	0.66%	0.71%	0.66%	0.66	%(d)

Ratio of total expenses to average net assets	1.63	%(d)	3.70%	3.98%	3.88%	5.72	%(d)

Ratio of net investment income to average net assets	0.64	%(d)	0.63%	0.98%	1.26%	1.23	%(d)

Portfolio turnover rate(e)	89%		31%	65%	47%	71%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Large Cap Core, Mid Cap Growth and Small/Mid Cap Growth	A, C, Institutional, Service, Investor, R6, R and P	Diversified
Strategic Growth	A, C, Institutional, Service, Investor, R6, R and P	Non-Diversified
Concentrated Growth, Flexible Cap, Small Cap Growth and U.S. Equity ESG	A, C, Institutional, Investor, R6, R and P	Diversified
Technology Opportunities	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable

118

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

119

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

120

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2022:

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$2,769,927	$—	$—

North America	178,289,363	—	—

Total	$181,059,290	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$204,379	$—	$—

Europe	1,089,857	—	—

North America	38,809,648	—	—

Investment Company	207,087	—	—

Total	$40,310,971	$—	$—

LARGE CAP CORE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$3,665,894	$—	$—

Europe	24,696,923	—	—

North America	1,206,175,709	—	—

Investment Company	6,621,340	—	—

Total	$1,241,159,866	$—	$—

MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$28,275,809	$—	$—

North America	1,124,688,830	—	—

Investment Company	20,845,177	—	—

Securities Lending Reinvestment Vehicle	8,506,191	—	—

Total	$1,182,316,007	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

121

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$169,355	$—	$—

North America	24,141,715	—	—

Investment Company	1,207,821	—	—

Securities Lending Reinvestment Vehicle	605,705	—	—

Total	$26,124,596	$—	$—

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$37,808,820	$—	$—

Europe	52,037,450	—	—

North America	2,611,427,945	—	—

Securities Lending Reinvestment Vehicle	22,322,542	—	—

Total	$2,723,596,757	$—	$—

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$2,820,735	$—	$—

North America	172,548,714	—	—

Investment Company	1,228,109	—	—

Securities Lending Reinvestment Vehicle	153,965	—	—

Total	$176,751,523	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$19,455,307	$—	$—

North America	673,947,226	—	—

South America	12,177,960	—	—

Investment Company	19,918,678	—	—

Total	$725,499,171	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

122

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$401,739	$—	$—

North America	19,750,977	—	—

Investment Company	151,942	—	—

Securities Lending Reinvestment Vehicle	11,671	—	—

Total	$20,316,329	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 28, 2022, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Contractual Management Rate	Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Concentrated Growth	0.76%	0.68%	0.65%	0.64%	0.62%	0.76%	0.76%
Flexible Cap	0.55	0.50	0.47	0.46	0.45	0.55	0.55
Large Cap Core	0.71	0.64	0.61	0.61	0.61	0.69	0.68	*
Mid Cap Growth	0.92	0.92	0.83	0.79	0.77	0.92	0.86	*
Small Cap Growth	0.85	0.85	0.77	0.73	0.71	0.85	0.85
Small/Mid Cap Growth	0.85	0.85	0.77	0.73	0.71	0.82	0.82
Strategic Growth	0.71	0.64	0.61	0.59	0.58	0.71	0.71
Technology Opportunities	0.94	0.85	0.80	0.79	0.77	0.94	0.93	*
U.S. Equity ESG	0.55	0.50	0.47	0.46	0.45	0.55	0.55

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
*	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.66% as an annual percentage rate of the Large Cap Core Fund, and effective December 29, 2021, 0.86% as an annual percentage rate of the Mid Cap Growth Fund and 0.91% as an annual percentage of the Technology Opportunities Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2022.

123

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the six months ended February 28, 2022, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Concentrated Growth	$379
Flexible Cap	158
Large Cap Core	3,159
Mid Cap Growth	2,106
Small Cap Growth	322
Small/Mid Cap Growth	20,521
Strategic Growth	1,216
Technology Opportunities	4,123
U.S. Equity ESG	244

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

124

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. For the six months ended February 28, 2022, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Concentrated Growth	$1,713	$—
Flexible Cap	234	—
Large Cap Core	17,868	389
Mid Cap Growth	5,247	626
Small Cap Growth	217	—
Small/Mid Cap Growth	15,706	—
Strategic Growth	3,261	—
Technology Opportunities	5,188	395
U.S. Equity ESG	765	—

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended February 28, 2022, the transfer agency fee waivers were as follows:

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)
Fund	Before December 29, 2021	As of December 29, 2021*
Concentrated Growth	0.07%	0.07%
Large Cap Core	—%	0.03%
Mid Cap Growth	0.02%	0.04%
Small/Mid Cap Growth	0.04%	0.04%
Strategic Growth	—%	0.02%
Technology Opportunities	0.08%	0.08%
U.S. Equity ESG	0.02%	—%

*	These arrangements will remain in effect through at least December 29, 2022, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

125

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Concentrated Growth, Flexible Cap, Large Cap Core, Mid Cap Growth, Small Cap Growth, Small/Mid Cap Growth, Strategic Growth, Technology Opportunities, and U.S. Equity ESG Funds are 0.004%, 0.004%, 0.004%, 0.004%, 0.024%, 0.044%, 0.004%, 0.004%, and 0.084%, respectively. These Other Expense limitations will remain in place through at least December 29, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions
Concentrated Growth	$379	$4,260	$121,335	$125,974
Flexible Cap	158	—	121,223	121,381
Large Cap Core	3,159	49,475	295,787	348,421
Mid Cap Growth	2,106	88,750	621,173	712,029
Small Cap Growth	322	—	107,842	108,164
Small/Mid Cap Growth	20,521	329,608	—	350,129
Strategic Growth	1,216	2,225	157,211	160,652
Technology Opportunities	44,837	211,729	212,346	468,912
U.S. Equity ESG	244	1,155	108,380	109,779

G.  Line of Credit Facility — As of February 28, 2022, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2022, the Funds did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the six months ended February 28, 2022, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Concentrated Growth	Flexible Cap Growth	Large Cap Core	Mid Cap Growth	Small Cap Growth	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities	U.S. Equity ESG
Brokerage commissions paid	$—	$9	$4,252	$6,684	$—	$1,410	$—	$6,910	$58

126

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The table below shows the transactions in and earnings from investments in the Government Money Market Fund — Institutional Shares for the six months ended February 28, 2022:

Fund	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income
Concentrated Growth	$164,062	$11,049,494	$(11,213,556)	$—	—	$181
Flexible Cap	544,338	3,848,757	(4,186,008)	207,087	207,087	49
Large Cap Core	4,496,378	112,700,659	(110,575,697)	6,621,340	6,621,340	728
Mid Cap Growth	13,911,294	121,787,489	(114,853,606)	20,845,177	20,845,177	1,053
Small Cap Growth	249,984	14,504,105	(13,546,268)	1,207,821	1,207,821	74
Small/Mid Cap Growth	31,272,380	410,005,369	(441,277,749)	—	—	6,243
Strategic Growth	1,330,594	13,845,822	(13,948,307)	1,228,109	1,228,109	226
Technology Opportunities	19,184,235	98,378,855	(97,644,412)	19,918,678	19,918,678	1,296
U.S. Equity ESG	273,779	9,107,501	(9,229,338)	151,942	151,942	61

As of February 28, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Concentrated Growth	—%	—%	—%	—%	—%	100%	—%
Flexible Cap	—	—	—	95	7	92	—
Small Cap Growth	—	90	24	100	100	100	—
Strategic Growth	—	—	—	—	—	9	—
U.S. Equity ESG	—	—	8	—	—	6	—

127

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales
Concentrated Growth	$18,153,395	$30,684,960
Flexible Cap	10,833,141	7,175,053
Large Cap Core	396,940,107	344,439,870
Mid Cap Growth	266,320,829	356,319,527
Small Cap Growth	16,926,827	87,764,940
Small/Mid Cap Growth	1,075,260,852	1,142,926,554
Strategic Growth	16,692,324	38,551,875
Technology Opportunities	194,951,138	293,066,586
U.S. Equity ESG	25,669,156	19,586,616

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency

128

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

6. SECURITIES LENDING (continued)

laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2022, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2022:

Fund	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2022
Concentrated Growth	$—	$—	$—	$—
Flexible Cap	—	153,150	(153,150)	—
Large Cap Core	3,856,622	8,088,949	(11,945,571)	—
Mid Cap Growth	7,447,030	66,607,624	(65,548,463)	8,506,191
Small Cap Growth	141,504	5,554,775	(5,090,574)	605,705
Small/Mid Cap Growth	18,738,133	302,486,221	(298,901,812)	22,322,542
Strategic Growth	1,015,902	5,898,743	(6,760,680)	153,965
Technology Opportunities	—	17,070,798	(17,070,798)	—
U.S. Equity ESG	—	251,782	(240,111)	11,671

7. TAX INFORMATION

As of February 28, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Concentrated Growth	Flexible Cap Growth	Large Cap Core	Mid Cap Growth	Small Cap Growth	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities	U.S. Equity ESG
Tax Cost	$105,583,049	$30,537,372	$829,209,592	$960,087,405	$25,082,159	$2,506,148,307	$82,004,102	$451,783,792	$16,234,620
Gross unrealized gain	86,607,245	11,034,965	442,836,114	303,517,039	3,370,095	465,034,328	99,859,359	312,785,438	4,666,491
Gross unrealized loss	(11,131,004)	(1,261,366)	(30,885,840)	(81,288,437)	(2,327,658)	(247,585,878)	(5,111,938)	(39,070,059)	(584,782)
Net unrealized gains (losses)	$75,476,241	$9,773,599	$411,950,274	$222,228,602	$1,042,437	$217,448,450	$94,747,421	$273,715,379	$4,081,709

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

129

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds may invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by each Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Issuer Concentration Risk — Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

130

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

8. OTHER RISKS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Upon the recommendation of GSAM, the Board of Trustees of the Goldman Sachs Trust recently approved changes to each of Goldman Sachs Capital Growth Fund’s and Goldman Sachs Growth Opportunities Fund’s name and principal investment strategy. The Goldman Sachs Capital Growth Fund’s name changed to “Goldman Sachs Large Cap Core Fund” and the Goldman Sachs Growth Opportunities Fund’s name changed to the “Goldman Sachs Mid Cap Growth Fund.” These changes are not expected to materially affect the Funds’ current portfolio holdings. These changes became effective after the close of business on April 13, 2022.

Other than noted above, subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

131

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Concentrated Growth Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	21,538	$515,181	59,704	$1,382,411
Reinvestment of distributions	76,592	1,722,556	23,289	511,420
Shares redeemed	(22,953)	(552,561)	(68,834)	(1,616,717)
	75,177	1,685,176	14,159	277,114
Class C Shares
Shares sold	1,998	40,025	15,276	268,005
Reinvestment of distributions	13,210	205,023	5,634	92,741
Shares redeemed	(7,807)	(160,901)	(37,977)	(660,721)
	7,401	84,147	(17,067)	(299,975)
Institutional Shares
Shares sold	27,424	724,406	44,169	1,074,773
Reinvestment of distributions	91,553	2,303,473	32,623	784,250
Shares redeemed	(85,974)	(2,494,906)	(72,734)	(1,848,235)
	33,003	532,973	4,058	10,788
Investor Shares
Shares sold	1,877	43,726	2,523	63,003
Reinvestment of distributions	1,602	37,303	548	12,344
Shares redeemed	(2,816)	(78,974)	(682)	(16,167)
	663	2,055	2,389	59,180
Class R6 Shares
Shares sold	4,382	118,399	23,259	671,356
Reinvestment of distributions	7,152	179,377	1,903	45,645
Shares redeemed	(19,020)	(533,529)	(7,929)	(206,454)
	(7,486)	(235,753)	17,233	510,547
Class R Shares
Shares sold	—	—	—	—
Reinvestment of distributions	361	7,600	104	2,170
Shares redeemed	—	—	—	—
	361	7,600	104	2,170
Class P Shares
Shares sold	132,101	3,556,166	445,789	11,719,010
Reinvestment of distributions	1,180,520	29,595,626	389,427	9,334,560
Shares redeemed	(493,921)	(12,922,214)	(984,468)	(25,252,775)
	818,700	20,229,578	(149,252)	(4,199,205)

NET INCREASE (DECREASE)	927,819	$22,305,776	(128,376)	$(3,639,381)

132

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Flexible Cap Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	31,434	$524,692	77,961	$1,153,418
Reinvestment of distributions	29,159	475,373	25,327	348,337
Shares redeemed	(10,376)	(172,525)	(92,841)	(1,391,459)
	50,217	827,540	10,447	110,296
Class C Shares
Shares sold	305	4,203	4,591	55,263
Reinvestment of distributions	6,887	92,555	6,672	76,792
Shares redeemed	(11,901)	(164,344)	(45,543)	(537,786)
	(4,709)	(67,586)	(34,280)	(405,731)
Institutional Shares
Shares sold	149,149	2,630,289	216,397	3,614,754
Reinvestment of distributions	16,818	302,451	2,015	30,388
Shares redeemed	(31,125)	(559,693)	(14,758)	(245,782)
	134,842	2,373,047	203,654	3,399,360
Investor Shares
Shares sold	—	—	347	5,740
Reinvestment of distributions	180	3,157	146	2,137
Shares redeemed	—	—	(195)	(3,241)
	180	3,157	298	4,636
Class R6 Shares
Shares sold	4,407	81,720	3,364	58,461
Reinvestment of distributions	1,205	21,620	864	13,001
Shares redeemed	(4,095)	(75,704)	(1,270)	(20,316)
	1,517	27,636	2,958	51,146
Class R Shares
Shares sold	22	325	140	1,940
Reinvestment of distributions	45	700	226	2,962
Shares redeemed	(2,212)	(36,763)	(1,243)	(19,919)
	(2,145)	(35,738)	(877)	(15,017)
Class P Shares
Shares sold	103,374	1,801,822	282,586	4,592,100
Reinvestment of distributions	84,124	1,510,289	57,745	868,916
Shares redeemed	(35,360)	(621,843)	(24,712)	(386,802)
	152,138	2,690,268	315,619	5,074,214

NET INCREASE	332,040	$5,818,324	497,819	$8,218,904

133

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Core Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	413,365	$13,324,416	886,562	$26,514,670
Reinvestment of distributions	2,895,207	90,127,567	1,027,840	28,452,549
Shares redeemed	(1,295,021)	(41,713,977)	(2,757,413)	(81,210,223)
	2,013,551	61,738,006	(843,011)	(26,243,004)
Class C Shares
Shares sold	134,984	2,483,342	393,978	6,814,811
Reinvestment of distributions	226,391	3,735,452	58,241	934,178
Shares redeemed	(155,242)	(2,685,076)	(421,568)	(7,092,696)
	206,133	3,533,718	30,651	656,293
Institutional Shares
Shares sold	447,487	16,901,384	1,341,028	46,329,321
Reinvestment of distributions	234,186	8,634,427	61,338	1,978,574
Shares redeemed	(609,406)	(22,717,580)	(507,792)	(17,806,383)
	72,267	2,818,231	894,574	30,501,512
Service Shares
Shares sold	4,642	150,187	10,248	297,051
Reinvestment of distributions	8,063	235,186	2,075	54,101
Shares redeemed	(57,035)	(1,717,559)	(17,229)	(426,311)
	(44,330)	(1,332,186)	(4,906)	(75,159)
Investor Shares
Shares sold	435,325	14,235,211	356,199	11,219,002
Reinvestment of distributions	73,468	2,350,236	13,102	371,777
Shares redeemed	(86,243)	(2,812,724)	(62,949)	(1,957,912)
	422,550	13,772,723	306,352	9,632,867
Class R6 Shares
Shares sold	2,280,226	92,877,103	160,137	5,589,483
Reinvestment of distributions	221,102	8,138,748	2,625	84,554
Shares redeemed	(133,825)	(4,868,341)	(23,660)	(826,105)
	2,367,503	96,147,510	139,102	4,847,932
Class R Shares
Shares sold	24,473	758,542	66,611	1,874,883
Reinvestment of distributions	40,508	1,171,910	14,679	380,562
Shares redeemed	(101,729)	(3,056,470)	(88,336)	(2,396,082)
	(36,748)	(1,126,018)	(7,046)	(140,637)
Class P Shares
Shares sold	124,528	4,656,731	330,332	11,435,266
Reinvestment of distributions	309,640	11,394,754	110,152	3,547,586
Shares redeemed	(162,186)	(6,066,608)	(175,655)	(6,045,952)
	271,982	9,984,877	264,829	8,936,900

NET INCREASE	5,272,908	$185,536,861	780,545	$28,116,704

134

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Growth Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,621,975	$24,836,990	4,411,800	$73,944,026
Reinvestment of distributions	4,501,447	63,515,418	4,768,671	74,105,140
Shares redeemed	(3,273,444)	(50,383,738)	(7,210,263)	(120,846,872)
	2,849,978	37,968,670	1,970,208	27,202,294
Class C Shares
Shares sold	1,094,089	1,486,609	731,025	3,090,651
Reinvestment of distributions	16,943,845	15,588,337	4,148,159	15,265,226
Shares redeemed	(3,094,426)	(4,645,319)	(3,696,232)	(15,936,397)
	14,943,508	12,429,627	1,182,952	2,419,480
Institutional Shares
Shares sold	1,732,087	39,368,730	3,347,250	81,088,034
Reinvestment of distributions	2,183,145	48,400,319	2,934,286	66,696,305
Shares redeemed	(2,765,544)	(65,032,296)	(7,270,958)	(175,144,044)
	1,149,688	22,736,753	(989,422)	(27,359,705)
Service Shares
Shares sold	131,963	1,802,719	339,162	5,113,887
Reinvestment of distributions	528,156	6,332,584	523,212	7,141,844
Shares redeemed	(387,247)	(4,782,629)	(577,657)	(8,445,644)
	272,872	3,352,674	284,717	3,810,087
Investor Shares
Shares sold	315,603	5,673,825	924,701	17,746,694
Reinvestment of distributions	955,153	15,664,510	1,022,341	17,952,306
Shares redeemed	(592,231)	(10,730,189)	(1,143,338)	(21,685,235)
	678,525	10,608,146	803,704	14,013,765
Class R6 Shares
Shares sold	615,550	14,079,136	2,314,802	56,501,509
Reinvestment of distributions	1,333,749	29,622,564	1,443,405	32,851,908
Shares redeemed	(915,382)	(21,977,776)	(2,181,156)	(53,150,885)
	1,033,917	21,723,924	1,577,051	36,202,532
Class R Shares
Shares sold	307,517	4,075,908	576,764	8,612,699
Reinvestment of distributions	828,335	9,948,299	885,453	12,112,994
Shares redeemed	(769,484)	(10,194,697)	(1,165,474)	(17,196,429)
	366,368	3,829,510	296,743	3,529,264
Class P Shares
Shares sold	287,788	6,399,600	598,466	14,037,916
Reinvestment of distributions	482,933	10,730,775	594,960	13,547,235
Shares redeemed	(263,184)	(5,894,017)	(787,397)	(18,758,640)
	507,537	11,236,358	406,029	8,826,511

NET INCREASE	21,802,393	$123,885,662	5,531,982	$68,644,228

135

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,822	$46,432	38,347	$615,981
Reinvestment of distributions	3,949	56,194	1,558	22,970
Shares redeemed	(7,456)	(127,511)	(14,010)	(227,968)
	(685)	(24,885)	25,895	410,983
Class C Shares
Shares sold	203	3,400	1,747	29,026
Reinvestment of distributions	834	11,684	562	8,216
Shares redeemed	(1,553)	(18,917)	(2,330)	(38,703)
	(516)	(3,833)	(21)	(1,461)
Institutional Shares
Shares sold	624,911	9,216,332	266,393	4,401,259
Reinvestment of distributions	117,713	1,688,009	64,374	953,009
Shares redeemed	(157,065)	(2,505,465)	(306,862)	(4,793,015)
	585,559	8,398,876	23,905	561,253
Investor Shares
Shares sold	—	—	—	—
Reinvestment of distributions	599	8,566	379	5,612
	599	8,566	379	5,612
Class R6 Shares
Shares sold	—	—	—	—
Reinvestment of distributions	598	8,574	383	5,676
	598	8,574	383	5,676
Class R Shares
Shares sold	—	—	—	—
Reinvestment of distributions	604	8,551	374	5,508
	604	8,551	374	5,508
Class P Shares
Shares sold	276,610	3,836,684	191,038	3,176,265
Reinvestment of distributions	44,356	635,615	16,894	250,100
Shares redeemed	(171,243)	(2,082,634)	(113,387)	(1,774,800)
	149,723	2,389,665	94,545	1,651,565

NET INCREASE	735,882	$10,785,514	145,460	$2,639,136

*	Commencement of Operations

136

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,926,743	$46,883,191	4,740,101	$123,361,276
Reinvestment of distributions	2,552,550	57,508,951	1,836,091	44,874,070
Shares redeemed	(3,436,281)	(75,426,546)	(3,086,393)	(80,138,991)
	1,043,012	28,965,596	3,489,799	88,096,355
Class C Shares
Shares sold	449,827	8,032,029	845,766	16,778,281
Reinvestment of distributions	1,511,992	24,055,787	1,601,630	29,518,042
Shares redeemed	(1,383,933)	(24,433,790)	(3,859,120)	(76,651,705)
	577,886	7,654,026	(1,411,724)	(30,355,382)
Institutional Shares
Shares sold	9,915,566	265,051,932	12,680,064	370,172,898
Reinvestment of distributions	5,180,749	134,336,818	4,377,026	120,455,750
Shares redeemed	(8,621,561)	(223,513,631)	(11,564,824)	(338,002,572)
	6,474,754	175,875,119	5,492,266	152,626,076
Service Shares
Shares sold	4,552	100,858	1,594,414	35,391,326
Reinvestment of distributions	7,201	152,880	260,883	6,070,740
Shares redeemed	(781,048)	(21,364,917)	(2,434,431)	(60,424,848)
	(769,295)	(21,111,179)	(579,134)	(18,962,782)
Investor Shares
Shares sold	5,571,160	142,941,914	10,541,900	296,328,064
Reinvestment of distributions	4,273,625	104,404,651	2,963,694	77,470,953
Shares redeemed	(9,642,451)	(237,938,566)	(6,490,683)	(179,213,509)
	202,334	9,407,999	7,014,911	194,585,508
Class R6 Shares
Shares sold	3,160,250	83,969,704	2,174,127	64,179,364
Reinvestment of distributions	649,318	16,856,287	431,371	11,884,258
Shares redeemed	(658,616)	(17,506,440)	(1,072,329)	(31,492,709)
	3,150,952	83,319,551	1,533,169	44,570,913
Class R Shares
Shares sold	104,120	2,338,593	221,459	5,420,426
Reinvestment of distributions	97,930	2,031,076	98,410	2,247,682
Shares redeemed	(143,201)	(3,175,091)	(352,609)	(8,610,079)
	58,849	1,194,578	(32,740)	(941,971)
Class P Shares
Shares sold	3,597,801	98,067,790	8,073,333	238,055,318
Reinvestment of distributions	2,843,288	73,840,186	1,705,056	46,974,296
Shares redeemed	(3,856,802)	(97,806,357)	(1,882,850)	(54,615,458)
	2,584,287	74,101,619	7,895,539	230,414,156

NET INCREASE	13,322,779	$359,407,309	23,402,086	$660,032,873

137

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	593,993	$6,567,403	2,211,800	$23,109,951
Reinvestment of distributions	706,291	7,599,696	539,120	5,353,462
Shares redeemed	(2,178,243)	(21,017,279)	(854,990)	(9,373,663)
	(877,959)	(6,850,180)	1,895,930	19,089,750
Class C Shares
Shares sold	134,739	703,698	146,125	896,160
Reinvestment of distributions	182,565	870,836	242,301	1,240,583
Shares redeemed	(207,101)	(1,090,809)	(453,098)	(2,538,075)
	110,203	483,725	(64,672)	(401,332)
Institutional Shares
Shares sold	421,249	5,565,004	471,239	5,959,408
Reinvestment of distributions	471,290	6,098,498	651,729	7,599,286
Shares redeemed	(900,563)	(11,905,442)	(1,480,003)	(18,734,640)
	(8,024)	(241,940)	(357,035)	(5,175,946)
Service Shares
Shares sold	18,167	206,826	10,660	112,383
Reinvestment of distributions	8,242	85,719	8,193	79,067
Shares redeemed	(10,897)	(124,687)	(12,805)	(128,377)
	15,512	167,858	6,048	63,073
Investor Shares
Shares sold	41,667	568,167	71,697	904,045
Reinvestment of distributions	28,316	363,863	32,993	382,724
Shares redeemed	(30,957)	(402,601)	(95,477)	(1,200,916)
	39,026	529,429	9,213	85,853
Class R6 Shares
Shares sold	343,952	4,482,262	22,517	276,660
Reinvestment of distributions	3,679	47,491	5,037	58,588
Shares redeemed	(14,299)	(192,772)	(12,605)	(160,196)
	333,332	4,336,981	14,949	175,052
Class R Shares
Shares sold	838	8,845	13,998	137,988
Reinvestment of distributions	2,845	28,431	720	6,717
Shares redeemed	(42)	(444)	(2,423)	(26,842)
	3,641	36,832	12,295	117,863
Class P Shares
Shares sold	64,683	820,816	391,470	4,905,669
Reinvestment of distributions	731,810	9,425,707	919,738	10,678,494
Shares redeemed	(439,045)	(5,474,008)	(1,140,145)	(14,135,820)
	357,448	4,772,515	171,063	1,448,343

NET INCREASE	(26,821)	$3,235,220	1,687,791	$15,402,656

138

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Technology Opportunities Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	708,473	$21,246,527	1,409,437	$42,207,117
Reinvestment of distributions	2,420,357	69,488,460	1,253,567	34,974,532
Shares redeemed	(1,823,593)	(53,043,883)	(2,731,899)	(82,269,590)
	1,305,237	37,691,104	(68,895)	(5,087,941)
Class C Shares
Shares sold	81,093	1,664,713	175,693	3,723,127
Reinvestment of distributions	318,359	5,845,080	172,234	3,368,893
Shares redeemed	(190,520)	(3,808,424)	(592,805)	(12,389,857)
	208,932	3,701,369	(244,878)	(5,297,837)
Institutional Shares
Shares sold	459,966	16,531,210	1,305,235	45,946,399
Reinvestment of distributions	634,728	22,139,319	340,510	11,192,560
Shares redeemed	(1,439,239)	(50,217,824)	(1,589,060)	(55,801,050)
	(344,545)	(11,547,295)	56,685	1,337,909
Service Shares
Shares sold	45,679	1,365,630	229,563	6,509,328
Reinvestment of distributions	72,669	1,988,963	123,618	3,320,385
Shares redeemed	(836,633)	(27,921,855)	(632,428)	(17,980,339)
	(718,285)	(24,567,262)	(279,247)	(8,150,626)
Investor Shares
Shares sold	138,467	4,785,876	324,085	10,955,177
Reinvestment of distributions	161,194	5,462,866	124,715	3,999,623
Shares redeemed	(139,152)	(4,823,408)	(855,462)	(29,665,721)
	160,509	5,425,334	(406,662)	(14,710,921)
Class R6 Shares
Shares sold	28,230	1,003,753	37,303	1,390,131
Reinvestment of distributions	13,225	461,688	3,436	113,026
Shares redeemed	(7,464)	(265,752)	(3,532)	(130,198)
	33,991	1,199,689	37,207	1,372,959
Class P Shares
Shares sold	803,630	28,397,632	1,708,880	60,358,228
Reinvestment of distributions	553,414	19,319,680	178,139	5,859,003
Shares redeemed	(531,035)	(18,462,781)	(222,473)	(7,857,580)
	826,009	29,254,531	1,664,546	58,359,651

NET INCREASE	1,471,848	$41,157,470	758,756	$27,823,194

139

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity ESG Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	44,651	$828,250	36,027	$602,085
Reinvestment of distributions	7,594	142,682	40,274	600,840
Shares redeemed	(21,670)	(394,011)	(35,495)	(577,139)
	30,575	576,921	40,806	625,786
Class C Shares
Shares sold	1,250	20,192	3,032	45,968
Reinvestment of distributions	2,559	44,937	15,158	212,062
Shares redeemed	(13,244)	(231,550)	(15,176)	(237,192)
	(9,435)	(166,421)	3,014	20,838
Institutional Shares
Shares sold	754,437	14,863,592	33,976	560,242
Reinvestment of distributions	15,067	287,217	3,494	52,836
Shares redeemed	(777136)	(13,898,986)	(846)	(14,980)
	(7,632)	1,251,823	36,624	598,098
Investor Shares
Shares sold	39,629	747,871	24,270	427,247
Reinvestment of distributions	1,640	31,256	2,516	38,039
Shares redeemed	(7,926)	(154,088)	(2,659)	(47,084)
	33,343	625,039	24,127	418,202
Class R6 Shares
Shares sold	21,784	404,952	11,345	193,173
Reinvestment of distributions	1,374	26,210	8,342	126,140
Shares redeemed	(11,962)	(215,404)	(40,849)	(670,313)
	11,196	215,758	(21,162)	(351,000)
Class R Shares
	685	12,760	24,272	432,443
Reinvestment of distributions	474	8,964	162	2,431
	(894)	(15,706)	(538)	(9,952)
	265	6,018	23,896	424,922
Class P Shares
	413,548	7,880,114	101,686	1,734,106
Reinvestment of distributions	3,796	72,352	6,052	91,452
Shares redeemed	(201,294)	(3,952,108)	(5,371)	(81,152)
	216,050	4,000,358	102,367	1,744,406

NET INCREASE	274,362	$6,509,496	209,672	$3,481,252

140

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

141

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Fund Expenses — Six Month Period Ended February 28, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Concentrated Growth Fund				Flexible Cap Fund				Large Cap Core Fund				Mid Cap Growth Fund				Small Cap Growth Fund
Share Class	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*
Class A
Actual	$1,000.00	$862.93		$5.10	$1,000.00	$967.18		$4.70	$1,000.00	$940.65		$5.23	$1,000.00	$845.49		$5.68	$1,000.00	$826.70		$5.80
Hypothetical 5% return	1,000.00	1,019.32	+	5.53	1,000.00	1,020.02	+	4.82	1,000.00	1,019.41	+	5.44	1,000.00	1,018.64	+	6.21	1,000.00	1,018.44	+	6.41
Class C
Actual	1,000.00	859.62		8.55	1,000.00	964.37		8.34	1,000.00	936.92		8.82	1,000.00	842.63		9.10	1,000.00	823.91		9.19
Hypothetical 5% return	1,000.00	1,015.60	+	9.26	1,000.00	1,016.30	+	8.56	1,000.00	1,015.69	+	9.18	1,000.00	1,014.92	+	9.95	1,000.00	1,014.72	+	10.15
Institutional
Actual	1,000.00	864.56		3.72	1,000.00	969.17		2.90	1,000.00	942.35		3.50	1,000.00	846.67		4.14	1,000.00	828.88		4.13
Hypothetical 5% return	1,000.00	1,020.81	+	4.03	1,000.00	1,021.85	+	2.97	1,000.00	1,021.19	+	3.64	1,000.00	1,020.31	+	4.53	1,000.00	1,020.28	+	4.56
Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	940.16		5.93	1,000.00	844.44		6.40	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,018.65	+	6.17	1,000.00	1,017.85	+	7.00	N/A	N/A		N/A
Investor
Actual	1,000.00	863.95		3.95	1,000.00	968.94		3.48	1,000.00	941.81		4.00	1,000.00	846.15		4.53	1,000.00	828.06		4.67
Hypothetical 5% return	1,000.00	1,020.56	+	4.28	1,000.00	1,021.26	+	3.58	1,000.00	1,018.68	+	4.17	1,000.00	1,019.88	+	4.96	1,000.00	1,019.68	+	5.16
Class R6
Actual	1,000.00	864.25		3.67	1,000.00	969.12		2.85	1,000.00	942.29		3.39	1,000.00	846.92		4.09	1,000.00	828.39		4.09
Hypothetical 5% return	1,000.00	1,020.86	+	3.98	1,000.00	1,021.90	+	2.92	1,000.00	1,021.31	+	3.53	1,000.00	1,020.36	+	4.48	1,000.00	1,020.33	+	4.51
Class R
Actual	1,000.00	862.24		6.24	1,000.00	966.16		5.92	1,000.00	939.41		6.43	1,000.00	844.67		6.82	1,000.00	825.54		6.93
Hypothetical 5% return	1,000.00	1,018.10	+	6.76	1,000.00	1,018.78	+	6.08	1,000.00	1,018.16	+	6.69	1,000.00	1,017.40	+	7.46	1,000.00	1,017.20	+	7.66
Class P
Actual	1,000.00	864.20		3.67	1,000.00	969.64		2.85	1,000.00	942.51		3.45	1,000.00	846.98		4.09	1,000.00	828.28		4.09
Hypothetical 5% return	1,000.00	1,020.86	+	3.98	1,000.00	1,021.90	+	2.92	1,000.00	1,021.24	+	3.59	1,000.00	1,020.36	+	4.48	1,000.00	1,020.32	+	4.52

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Concentrated Growth	1.10%	1.85%	0.80%	N/A	0.85%	0.79%	1.35%	0.79%
Flexible Cap	0.96	1.71	0.59	N/A	0.71	0.58	1.21	0.58
Large Cap Core	1.09	1.84	0.73	1.23	0.83	0.70	1.34	0.72
Mid Cap Growth	1.24	1.99	0.90	1.40	0.99	0.89	1.49	0.89
Small Cap Growth	1.28	2.03	0.91	N/A	1.03	0.90	1.53	0.90

142

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Fund Expenses — Six Month Period Ended February 28, 2022 (Unaudited) (continued)

	Small/Mid Cap Growth Fund				Strategic Growth Fund				Technology Opportunities Fund				U.S. Equity ESG Fund
Share Class	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*
Class A
Actual	$1,000.00	$796.77		$5.37	$1,000.00	$876.30		$5.19	$1,000.00	$847.91		$5.79	$1,000.00	$920.40		$4.87
Hypothetical 5% return	1,000.00	1,018.82	+	6.03	1,000.00	1,019.26	+	5.59	1,000.00	1,018.53	+	6.32	1,000.00	1,019.73	+	5.12
Class C
Actual	1,000.00	793.74		8.70	1,000.00	872.38		8.67	1,000.00	844.65		9.21	1,000.00	917.33		8.42
Hypothetical 5% return	1,000.00	1,015.10	+	9.77	1,000.00	1,015.54	+	9.33	1,000.00	1,014.81	+	10.06	1,000.00	1,016.01	+	8.86
Institutional
Actual	1,000.00	798.02		3.95	1,000.00	877.75		3.51	1,000.00	849.28		4.47	1,000.00	922.22		3.20
Hypothetical 5% return	1,000.00	1,020.40	+	4.44	1,000.00	1,021.06	+	3.77	1,000.00	1,019.96	+	4.88	1,000.00	1,021.47	+	3.36
Service
Actual	1,000.00	796.27		6.15	1,000.00	875.15		5.81	1,000.00	846.82		6.78	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,017.95	+	6.90	1,000.00	1,018.60	+	6.26	1,000.00	1,017.46	+	7.40	N/A	N/A		N/A
Investor
Actual	1,000.00	797.83		4.26	1,000.00	877.67		4.03	1,000.00	848.96		4.64	1,000.00	921.69		3.68
Hypothetical 5% return	1,000.00	1,020.06	+	4.78	1,000.00	1,020.50	+	4.34	1,000.00	1,019.77	+	5.07	1,000.00	1,020.96	+	3.87
Class R6
Actual	1,000.00	797.98		3.91	1,000.00	878.07		3.46	1,000.00	849.13		4.41	1,000.00	922.08		3.16
Hypothetical 5% return	1,000.00	1,020.45	+	4.39	1,000.00	1,021.11	+	3.72	1,000.00	1,020.02	+	4.82	1,000.00	1,021.51	+	3.32
Class R
Actual	1,000.00	795.75		6.48	1,000.00	875.81		6.35	N/A	N/A		N/A	1,000.00	919.31		6.05
Hypothetical 5% return	1,000.00	1,017.58	+	7.28	1,000.00	1,018.02	+	6.84	N/A	N/A		N/A	1,000.00	1,018.49	+	6.37
Class P
Actual	1,000.00	798.30		3.90	1,000.00	877.95		3.46	1,000.00	849.13		4.42	1,000.00	922.06		3.16
Hypothetical 5% return	1,000.00	1,020.45	+	4.39	1,000.00	1,021.11	+	3.72	1,000.00	1,020.02	+	4.82	1,000.00	1,021.51	+	3.32

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Small/Mid Cap Growth	1.21%	1.96%	0.89%	1.38%	0.96%	0.88%	1.46%	0.88%
Strategic Growth	1.12	1.87	0.75	1.25	0.87	0.74	1.37	0.74
Technology Opportunities	1.26	2.01	0.97	1.48	1.01	0.96	N/A	0.96
U.S. Equity ESG	1.02	1.77	0.67	N/A	0.77	0.66	1.27	0.66

143

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.21 trillion in assets under supervision as of December 31, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Large Cap Core Fund[5]
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES

Jessica Palmer, Chair

Dwight L. Bush

Kathryn A. Cassidy

John G. Chou*

Diana M. Daniels

Joaquin Delgado

Eileen H. Dowling

James A. McNamara

Roy W. Templin

Gregory G. Weaver

Paul C. Wirth*

*Effective April 12, 2022.

OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 275113-OTU-1589419 EQGRWSAR-22

Goldman Sachs Funds

Semi-Annual Report	February 28, 2022

Fundamental Equity Value Funds
Equity Income
Focused Value
Large Cap Value
Mid Cap Value
Small Cap Value
Small/Mid Cap Value

Goldman Sachs Fundamental Equity Value Funds

∎	EQUITY INCOME

∎	FOCUSED VALUE

∎	LARGE CAP VALUE

∎	MID CAP VALUE

∎	SMALL CAP VALUE

∎	SMALL/MID CAP VALUE

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET AND ECONOMIC REVIEW

Fundamental Equity Value Funds

The following are highlights both of key factors affecting the U.S. equity market and of any key changes made to the Goldman Sachs Fundamental Equity Value Funds (the “Funds”) during the six months ended February 28, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2022.

Market and Economic Review

•

Overall, U.S. equities struggled during the Reporting Period, experiencing significant volatility as market conditions shifted. The Standard & Poor’s 500 Index (the “S&P 500 Index”) ended the Reporting Period with a return of -2.62%. The Russell 3000® Index generated a return of -4.24%.

•

Persistent supply-chain disruptions and inflationary pressures remained the common themes during the Reporting Period, while the biggest headlines were the COVID-19 variants and the start of the yet ongoing Russia/Ukraine war.

•

As the Reporting Period began in September 2021, the S&P 500 Index saw its first decline since January 2021 and its worst month since September 2020. Focus centered around U.S. Federal Reserve (“Fed”) tapering, complex legislative negotiations, persistent supply-chain disruptions, spread of the COVID-19 Delta variant, global risk events, rising energy costs and the rapid uptick in U.S. Treasury yields.

•	During the fourth quarter of 2021, the S&P 500 Index increased in October, fell in November and increased in December.

•

The third quarter corporate earnings season propelled the U.S. equity market rally in October, with retail earnings upside surprises and hints of easing supply-chain constraints supporting the market’s upward trajectory into early November.

•

Later in November, a $1 trillion infrastructure bill was signed into law, and Fed Chair Powell was appointed for a second term, bringing clarity to the Fed’s leadership. However, renewed concerns around COVID-19 developments pressured U.S. equities, with the emergence of the more contagious Omicron variant triggering a sell-off. Persistently high inflation also weighed on market sentiment.

•

In December, the S&P 500 Index rebounded despite record COVID-19 case counts in many population centers in the U.S., as studies showed the variant was generally accompanied by milder symptoms than previous variants. Positive seasonality and the so-called “Santa Rally” also lifted the S&P 500 Index towards the end of the month. (A Santa rally refers a sustained increase in the stock market that occurs in the last week of December through the first two trading days in January.) The Fed walked back its use of “transitory” in describing the inflationary environment and announced it would double its pace of asset purchase tapering and indicated potential interest rate hikes in 2022.

•

The S&P 500 Index fell in January and February 2022, suffering its biggest pullback since March 2020 amid reverberations surrounding the Fed’s hawkish policy pivot, the velocity and magnitude of the accompanying U.S. Treasury yield increase, the long-standing valuation concerns around some of the riskier pockets of the market, the remaining inflation overhang and the ramping of geopolitical tensions caused by the Russia/Ukraine war.

•

During the Reporting Period overall, the U.S. equity market saw a sharp reversal of the growth/value dynamic amid a backdrop of rising U.S. Treasury yields and expectations of multiple interest rate hikes by the Fed. Value stocks meaningfully outperformed growth stocks during the Reporting Period.

•

The best performing sectors within the S&P 500 Index during the Reporting Period were energy, consumer staples and financials, while the weakest performing sectors were communication services, information technology and consumer discretionary.

•

For the Reporting Period overall, large-cap stocks performed best, followed by mid-cap stocks, with these two segments of the U.S. equity market posting positive returns. The small-cap segment was weakest, generating a negative return during the annual period. (All as measured by the FTSE Russell indices.)

1

MARKET AND ECONOMIC REVIEW

•

For the Reporting Period overall, large-cap stocks performed best, followed by mid-cap stocks, with these two segments of the U.S. equity market posting positive returns. The small-cap segment was weakest, generating a negative return during the annual period. (All as measured by the FTSE Russell indices.)

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

Goldman Sachs Equity Income Fund

•	The Fund outperformed its benchmark, the Russell 1000® Value Index, during the Reporting Period.

•

Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the communication services, consumer staples and utilities sectors. These positive contributors were partially offset by stock selection in the information technology, financials and energy sectors, which detracted.

•	Having an underweight to communication services, and particularly the Fund’s underweight to the media industry within the sector, also added value.

Goldman Sachs Focused Value Fund

•	The Fund outperformed its benchmark, the Russell 1000® Value Index, during the Reporting Period.

•	Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the consumer staples, industrials and information technology sectors.

•	Within consumer staples, having an overweight to the beverages industry also added value.

Goldman Sachs Large Cap Value Fund

•	The Fund outperformed its benchmark, the Russell 1000® Value Index, during the Reporting Period.

•	Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the energy, industrials and consumer staples sectors.

•	Within energy, the Fund’s overweight to the oil, gas & consumable fuels industry also added value.

Goldman Sachs Mid Cap Value Fund

•	The Fund outperformed its benchmark, the Russell Mid Cap® Value Index, during the Reporting Period.

•	Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the financials, energy and industrials sectors.

•	Within financials, having an overweight to banks also added value.

Goldman Sachs Small Cap Value Fund

•	The Fund outperformed its benchmark, the Russell 2000® Value Index, during the Reporting Period.

•	Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the health care, communication services and financials sectors.

•	Within health care, having an underweight to the biotechnology industry also added value.

Goldman Sachs Small/Mid Cap Value Fund

•	The Fund outperformed its benchmark, the Russell 2500® Value Index, during the Reporting Period.

•	Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the information technology, financials and health care sectors.

•	Within information technology, stock selection within the semiconductors & semiconductor equipment industry added particular value.

2

FUND BASICS

Equity Income Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	0.99%	0.42%
Class C	0.62	0.42
Institutional	1.12	0.42
Service	0.89	0.42
Investor	1.10	0.42
Class R6	1.15	0.42
Class R	0.85	0.42
Class P	1.15	0.42

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/22[3]

Holding	% of Net Assets	Line of Business

JPMorgan Chase & Co.	3.6%	Banks
Johnson & Johnson	2.6	Pharmaceuticals
Bank of America Corp.	2.6	Banks
UnitedHealth Group, Inc.	2.6	Health Care Providers & Services
Bristol-Myers Squibb Co.	2.4	Pharmaceuticals
Cisco Systems, Inc.	2.2	Communications Equipment
AT&T, Inc.	2.1	Diversified Telecommunication Services
Medtronic PLC	2.1	Health Care Equipment & Supplies
NextEra Energy, Inc.	2.0	Electric Utilities
Procter & Gamble Co. (The)	2.0	Household Products

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.01% of the Fund’s net assets as of February 28, 2022. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Focused Value Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	1.88%	0.42%
Class C	1.54	0.42
Institutional	2.03	0.42
Investor	1.98	0.42
Class R6	2.13	0.42
Class R	1.82	0.42
Class P	2.07	0.42

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/22[3]

Holding	% of Net Assets	Line of Business

Bristol-Myers Squibb Co.	5.3%	Pharmaceuticals
Coca-Cola Co. (The)	5.2	Beverages
Humana, Inc.	5.1	Health Care Providers & Services
Procter & Gamble Co. (The)	5.1	Household Products
Chubb Ltd.	5.0	Insurance
Bank of America Corp.	4.5	Banks
General Electric Co.	3.9	Industrial Conglomerates
JPMorgan Chase & Co.	3.7	Banks
Cognizant Technology Solutions Corp., Class A	3.2	IT Services
NextEra Energy, Inc.	3.0	Electric Utilities

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Large Cap Value Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	1.46%	0.42%
Class C	1.10	0.42
Institutional	1.60	0.42
Service	1.37	0.42
Investor	1.63	0.42
Class R6	1.63	0.42
Class R	1.34	0.42
Class P	1.63	0.42

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/22[3]

Holding	% of Net Assets	Line of Business

JPMorgan Chase & Co.	3.2%	Banks
Procter & Gamble Co. (The)	2.9	Household Products
Bank of America Corp.	2.9	Banks
Johnson & Johnson	2.6	Pharmaceuticals
Chevron Corp.	2.3	Oil, Gas & Consumable Fuels
Bristol-Myers Squibb Co.	2.0	Pharmaceuticals
Cisco Systems, Inc.	2.0	Communications Equipment
ConocoPhillips	1.9	Oil, Gas & Consumable Fuels
AT&T, Inc.	1.8	Diversified Telecommunication Services
NextEra Energy, Inc.	1.8	Electric Utilities

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Mid Cap Value Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell Midcap® Value Index[2]

Class A	2.30%	-0.39%
Class C	1.92	-0.39
Institutional	2.50	-0.39
Service	2.23	-0.39
Investor	2.45	-0.39
Class R6	2.49	-0.39
Class R	2.17	-0.39
Class P	2.51	-0.39

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap Value® Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/22[3]

Holding	% of Net Assets	Line of Business

Hess Corp.	1.9%	Oil, Gas & Consumable Fuels
United Airlines Holdings, Inc.	1.9	Airlines
Devon Energy Corp.	1.9	Oil, Gas & Consumable Fuels
East West Bancorp, Inc.	1.8	Banks
Ball Corp.	1.8	Containers & Packaging
Live Nation Entertainment, Inc.	1.6	Entertainment
ON Semiconductor Corp.	1.6	Semiconductors & Semiconductor Equipment
Cummins, Inc.	1.6	Machinery
Ashland Global Holdings, Inc.	1.5	Chemicals
AmerisourceBergen Corp.	1.5	Health Care Providers & Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Small Cap Value Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell 2000® Value Index[2]
Class A	1.63%	-2.10%
Class C	1.27	-2.10
Institutional	1.79	-2.10
Service	1.53	-2.10
Investor	1.76	-2.10
Class R6	1.79	-2.10
Class R	1.50	-2.10
Class P	1.79	-2.10

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/22[3]

Holding	% of Net Assets	Line of Business

Avient Corp.	1.4%	Chemicals
Ovintiv, Inc.	1.1	Oil, Gas & Consumable Fuels
Tenet Healthcare Corp.	1.1	Health Care Providers & Services
KBR, Inc.	1.1	Professional Services
Terreno Realty Corp. REIT	1.1	Equity Real Estate Investment Trusts (REITs)
RLJ Lodging Trust REIT	1.0	Equity Real Estate Investment Trusts (REITs)
STAG Industrial, Inc. REIT	1.0	Equity Real Estate Investment Trusts (REITs)
Hancock Whitney Corp.	1.0	Banks
WESCO International, Inc.	1.0	Trading Companies & Distributors
Ryman Hospitality Properties, Inc. REIT	1.0	Equity Real Estate Investment Trusts (REITs)

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

11

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. Underlying sector allocations of Exchange Traded Funds held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.36% of the Fund’s net assets as of February 28, 2022. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Small/Mid Cap Value Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Russell 2500® Value Index[2]
Class A	2.56%	-0.13%
Class C	2.17	-0.13
Institutional	2.70	-0.13
Investor	2.65	-0.13
Class R6	2.71	-0.13
Class R	2.46	-0.13
Class P	2.77	-0.13

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500 Value Index is composed of the smallest 2,500 of the 3,000 largest U.S. companies based on total market capitalization with lower price-to-book ratios and lower forecast growth values. It is calculated by Frank Russell Company, and reflects reinvestment of all dividends and capital gains. The Russell 2500 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/22[3]

Holding	% of Net Assets	Line of Business

Devon Energy Corp.	1.5%	Oil, Gas & Consumable Fuels
Crown Holdings, Inc.	1.4	Containers & Packaging
Regal Rexnord Corp.	1.4	Electrical Equipment
Avient Corp.	1.3	Chemicals
AECOM	1.3	Construction & Engineering
ON Semiconductor Corp.	1.2	Semiconductors & Semiconductor Equipment
Regency Centers Corp. REIT	1.1	Equity Real Estate Investment Trusts (REITs)
Signature Bank	1.1	Banks
Quanta Services, Inc.	1.1	Construction & Engineering
Ovintiv, Inc.	1.0	Oil, Gas & Consumable Fuels

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

13

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

14

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Aerospace & Defense – 1.6%
27,623	L3Harris Technologies, Inc.	$6,969,559

Banks – 10.0%
248,443	Bank of America Corp.	10,981,181
108,471	JPMorgan Chase & Co.	15,381,188
43,913	M&T Bank Corp.	8,002,266
128,475	Truist Financial Corp.	7,993,714

		42,358,349

Beverages – 2.2%
119,250	Coca-Cola Co. (The)	7,422,120
32,873	Coca-Cola Europacific Partners PLC (United Kingdom)	1,683,426

		9,105,546

Biotechnology – 0.8%
15,380	Amgen, Inc.	3,483,262

Capital Markets – 2.9%
6,757	BlackRock, Inc.	5,026,465
49,969	Morgan Stanley	4,534,187
24,279	Singapore Exchange Ltd. ADR (Singapore)(a)	2,523,559

		12,084,211

Chemicals – 2.1%
12,162	Air Products and Chemicals, Inc.	2,873,881
21,209	Linde PLC (United Kingdom)	6,219,327

		9,093,208

Commercial Services & Supplies – 1.5%
52,937	Republic Services, Inc.	6,367,262

Communications Equipment – 2.7%
164,859	Cisco Systems, Inc.	9,194,186
71,539	Juniper Networks, Inc.	2,417,303

		11,611,489

Construction & Engineering – 0.6%
90,118	Vinci SA ADR (France)	2,350,277

Consumer Finance – 1.3%
27,684	American Express Co.	5,385,645

Containers & Packaging – 0.6%
59,409	International Paper Co.	2,586,074

Diversified Telecommunication Services – 2.1%
374,559	AT&T, Inc.	8,873,303

Electric Utilities – 2.8%
109,833	NextEra Energy, Inc.	8,596,629
49,155	Xcel Energy, Inc.	3,309,606

		11,906,235

Electrical Equipment – 2.0%
53,906	Eaton Corp. PLC	8,317,157

Electronic Equipment, Instruments & Components – 1.0%
29,823	TE Connectivity Ltd. (Switzerland)	4,247,690

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 6.7%
22,647	Alexandria Real Estate Equities, Inc. REIT	4,289,342
13,438	American Tower Corp. REIT	3,048,679
25,157	AvalonBay Communities, Inc. REIT	6,002,209
18,016	Boston Properties, Inc. REIT	2,203,537
69,473	Duke Realty Corp. REIT	3,682,069
90,102	Healthpeak Properties, Inc. REIT	2,798,568
103,338	Hudson Pacific Properties, Inc. REIT	2,728,123
69,874	Ventas, Inc. REIT	3,773,196

		28,525,723

Food & Staples Retailing – 0.7%
22,116	Walmart, Inc.	2,989,199

Food Products – 3.5%
35,194	Archer-Daniels-Midland Co.	2,760,969
68,484	General Mills, Inc.	4,617,876
22,589	McCormick & Co., Inc.	2,149,795
80,562	Mondelez International, Inc., Class A	5,275,200

		14,803,840

Health Care Equipment & Supplies – 2.9%
82,941	Medtronic PLC	8,707,976
29,705	Zimmer Biomet Holdings, Inc.	3,778,179

		12,486,155

Health Care Providers & Services – 4.5%
80,767	CVS Health Corp.	8,371,499
22,778	UnitedHealth Group, Inc.	10,839,367

		19,210,866

Hotels, Restaurants & Leisure – 3.0%
25,979	McDonald’s Corp.	6,358,880
23,289	Starbucks Corp.	2,137,697
34,477	Yum! Brands, Inc.	4,226,191

		12,722,768

Household Products – 3.6%
17,608	Clorox Co. (The)	2,567,070
33,231	Kimberly-Clark Corp.	4,325,015
53,770	Procter & Gamble Co. (The)	8,382,205

		15,274,290

Industrial Conglomerates – 1.4%
30,172	Honeywell International, Inc.	5,725,137

Insurance – 3.9%
31,462	Chubb Ltd.	6,406,922
29,420	Marsh & McLennan Cos., Inc.	4,572,162
80,610	MetLife, Inc.	5,445,205

		16,424,289

IT Services – 3.9%
13,821	Accenture PLC, Class A	4,367,713
48,302	Cognizant Technology Solutions Corp., Class A	4,160,251

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
32,605	Fidelity National Information Services, Inc.	$3,104,974
40,341	International Business Machines Corp.	4,942,176

		16,575,114

Machinery – 2.4%
21,193	Cummins, Inc.	4,325,915
27,738	Illinois Tool Works, Inc.	6,000,839

		10,326,754

Media – 0.5%
47,325	New York Times Co. (The), Class A	2,081,827

Metals & Mining – 1.5%
80,240	Rio Tinto PLC ADR (Australia)	6,305,259

Multiline Retail – 1.1%
22,940	Target Corp.	4,582,724

Multi-Utilities – 4.3%
58,197	Ameren Corp.	5,002,032
68,414	CMS Energy Corp.	4,379,180
57,410	National Grid PLC ADR (United Kingdom)	4,339,048
29,829	Sempra Energy	4,301,939

		18,022,199

Oil, Gas & Consumable Fuels – 6.7%
53,070	Chevron Corp.	7,642,080
78,432	ConocoPhillips	7,440,059
102,761	Devon Energy Corp.	6,119,418
18,443	Pioneer Natural Resources Co.	4,418,943
48,091	Shell PLC ADR (Netherlands)	2,519,487

		28,139,987

Pharmaceuticals – 6.5%
145,609	Bristol-Myers Squibb Co.	9,998,970
25,359	Eli Lilly & Co.	6,338,482
67,067	Johnson & Johnson	11,037,216

		27,374,668

Road & Rail – 1.1%
18,418	Union Pacific Corp.	4,529,907

Semiconductors & Semiconductor Equipment – 3.2%
13,445	KLA Corp.	4,685,583
72,474	Marvell Technology, Inc.	4,952,148
22,241	Texas Instruments, Inc.	3,780,748

		13,418,479

Software – 0.6%
8,530	Microsoft Corp.	2,548,679

Specialty Retail – 1.1%
12,098	Advance Auto Parts, Inc.	2,473,799
6,462	Home Depot, Inc. (The)	2,040,894

		4,514,693

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.5%
25,090	NetApp, Inc.	1,966,554

Water Utilities – 0.9%
26,067	American Water Works Co., Inc.	3,938,463

TOTAL COMMON STOCKS
(Cost $322,706,412)		$417,226,841

Shares	Dividend Rate	Value

Investment Company – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,859,662	0.026%	$3,859,662
(Cost $3,859,662)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $326,566,074)		$421,086,503

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
32,445	0.026%	$32,445
(Cost $32,445)

TOTAL INVESTMENTS – 99.6%
(Cost $326,598,519)		$421,118,948

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,492,378

NET ASSETS – 100.0%		$422,611,326

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Aerospace & Defense – 2.9%
4,748	L3Harris Technologies, Inc.	$1,197,968

Airlines – 2.1%
19,705	United Airlines Holdings, Inc.*	874,902

Automobiles – 2.3%
20,291	General Motors Co.*	947,995

Banks – 8.1%
41,294	Bank of America Corp.	1,825,195
10,611	JPMorgan Chase & Co.	1,504,640

		3,329,835

Beverages – 5.1%
33,978	Coca-Cola Co. (The)	2,114,791

Biotechnology – 0.6%
2,771	Neurocrine Biosciences, Inc.*	249,030

Capital Markets – 5.0%
1,517	BlackRock, Inc.	1,128,481
10,775	Charles Schwab Corp. (The)	910,057

		2,038,538

Construction Materials – 1.8%
1,914	Martin Marietta Materials, Inc.	726,172

Containers & Packaging – 2.3%
10,747	Ball Corp.	964,436

Diversified Telecommunication Services – 2.3%
40,441	AT&T, Inc.	958,047

Electric Utilities – 3.0%
15,572	NextEra Energy, Inc.	1,218,820

Equity Real Estate Investment Trusts (REITs) – 2.1%
4,592	Alexandria Real Estate Equities, Inc. REIT	869,725

Food Products – 1.1%
6,621	Mondelez International, Inc., Class A	433,543

Health Care Equipment & Supplies – 5.2%
26,158	Boston Scientific Corp.*	1,155,399
7,585	Zimmer Biomet Holdings, Inc.	964,736

		2,120,135

Health Care Providers & Services – 5.1%
4,833	Humana, Inc.	2,099,069

Household Products – 5.1%
13,354	Procter & Gamble Co. (The)	2,081,755

Industrial Conglomerates – 3.9%
16,756	General Electric Co.	1,600,366

Insurance – 5.0%
10,043	Chubb Ltd.	2,045,156

IT Services – 3.2%
15,096	Cognizant Technology Solutions Corp., Class A	1,300,218

Common Stocks – (continued)
Life Sciences Tools & Services – 1.9%
4,446	PerkinElmer, Inc.	798,546

Machinery – 2.5%
4,694	Illinois Tool Works, Inc.	1,015,500

Metals & Mining – 1.9%
16,297	Freeport-McMoRan, Inc.	765,144

Multi-Utilities – 2.6%
12,578	Ameren Corp.	1,081,079

Oil, Gas & Consumable Fuels – 5.4%
3,587	Chevron Corp.	516,528
5,445	ConocoPhillips	516,513
19,843	Devon Energy Corp.	1,181,650

		2,214,691

Pharmaceuticals – 5.3%
31,457	Bristol-Myers Squibb Co.	2,160,152

Road & Rail – 2.7%
4,561	Union Pacific Corp.	1,121,778

Semiconductors & Semiconductor Equipment – 4.6%
2,357	KLA Corp.	821,415
15,453	Marvell Technology, Inc.	1,055,903

		1,877,318

Software – 4.7%
5,452	salesforce.com, Inc.*	1,147,810
6,651	Splunk, Inc.*	785,483

		1,933,293

TOTAL COMMON STOCKS
(Cost $37,103,977)		$40,138,002

Shares	Dividend Rate	Value

Investment Company – 2.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
864,163	0.026%	$864,163
(Cost $864,163)

TOTAL INVESTMENTS – 99.9%
(Cost $37,968,140)		$41,002,165

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		17,807

NET ASSETS – 100.0%		$41,019,972

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Aerospace & Defense – 1.7%
32,261	L3Harris Technologies, Inc.	$8,139,773

Airlines – 1.2%
135,819	United Airlines Holdings, Inc.*	6,030,364

Automobiles – 1.1%
113,585	General Motors Co.*	5,306,691

Banks – 7.7%
326,881	Bank of America Corp.	14,448,140
109,858	JPMorgan Chase & Co.	15,577,864
22,020	M&T Bank Corp.	4,012,705
62,164	Truist Financial Corp.	3,867,844

		37,906,553

Beverages – 2.1%
94,114	Coca-Cola Co. (The)	5,857,656
21,489	Constellation Brands, Inc., Class A	4,633,458

		10,491,114

Biotechnology – 1.3%
4,965	Alnylam Pharmaceuticals, Inc.*	783,725
3,322	Argenx SE ADR (Netherlands)*	955,773
14,924	Beam Therapeutics, Inc.*	1,169,296
5,628	Biogen, Inc.*	1,187,564
14,897	Neurocrine Biosciences, Inc.*	1,338,793
7,057	Seagen, Inc.*	909,436

		6,344,587

Capital Markets – 5.5%
10,052	BlackRock, Inc.	7,477,582
98,463	Charles Schwab Corp. (The)	8,316,185
91,935	Morgan Stanley	8,342,182
94,970	TPG, Inc.*	2,919,378

		27,055,327

Chemicals – 1.6%
39,057	Ashland Global Holdings, Inc.	3,604,180
15,335	Linde PLC (United Kingdom)	4,496,835

		8,101,015

Commercial Services & Supplies – 0.6%
23,917	Waste Connections, Inc.	2,953,510

Communications Equipment – 2.0%
173,488	Cisco Systems, Inc.	9,675,426

Construction Materials – 1.2%
15,976	Martin Marietta Materials, Inc.	6,061,294

Consumer Finance – 0.8%
19,268	American Express Co.	3,748,397

Containers & Packaging – 1.1%
61,525	Ball Corp.	5,521,254

Diversified Financial Services – 1.2%
17,949	Berkshire Hathaway, Inc., Class B*	5,769,706

Common Stocks – (continued)
Diversified Telecommunication Services – 1.8%
382,986	AT&T, Inc.	9,072,938

Electric Utilities – 2.8%
114,684	NextEra Energy, Inc.	8,976,317
70,576	Xcel Energy, Inc.	4,751,882

		13,728,199

Electrical Equipment – 1.0%
31,756	Eaton Corp. PLC	4,899,633

Electronic Equipment, Instruments & Components – 0.5%
16,333	Keysight Technologies, Inc.*	2,570,324

Entertainment – 1.2%
41,149	Walt Disney Co. (The)*	6,108,981

Equity Real Estate Investment Trusts (REITs) – 4.3%
21,709	Alexandria Real Estate Equities, Inc. REIT	4,111,685
19,973	AvalonBay Communities, Inc. REIT	4,765,358
30,774	Boston Properties, Inc. REIT	3,763,968
29,890	Prologis, Inc. REIT	4,359,456
11,908	Public Storage REIT	4,227,578

		21,228,045

Food Products – 2.9%
37,871	Archer-Daniels-Midland Co.	2,970,980
65,038	General Mills, Inc.	4,385,512
106,190	Mondelez International, Inc., Class A	6,953,321

		14,309,813

Gas Utilities – 0.6%
24,949	Atmos Energy Corp.	2,739,650

Health Care Equipment & Supplies – 3.8%
153,908	Boston Scientific Corp.*	6,798,116
58,923	Medtronic PLC	6,186,326
43,754	Zimmer Biomet Holdings, Inc.	5,565,071

		18,549,513

Health Care Providers & Services – 3.4%
82,506	CVS Health Corp.	8,551,747
10,812	Guardant Health, Inc.*	716,511
16,879	Humana, Inc.	7,330,887

		16,599,145

Hotels, Restaurants & Leisure – 1.9%
12,806	Expedia Group, Inc.*	2,511,385
27,132	McDonald’s Corp.	6,641,099

		9,152,484

Household Products – 2.9%
92,755	Procter & Gamble Co. (The)	14,459,577

Industrial Conglomerates – 1.8%
90,255	General Electric Co.	8,620,255

Insurance – 5.0%
36,395	Chubb Ltd.	7,411,478

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
40,185	Globe Life, Inc.	$4,057,078
95,597	MetLife, Inc.	6,457,577
62,903	Progressive Corp. (The)	6,663,315

		24,589,448

Interactive Media & Services – 1.4%
2,586	Alphabet, Inc., Class A*	6,985,148

IT Services – 3.4%
65,134	Cognizant Technology Solutions Corp., Class A	5,609,991
36,020	Fidelity National Information Services, Inc.	3,430,185
63,065	International Business Machines Corp.	7,726,093

		16,766,269

Life Sciences Tools & Services – 2.0%
101,212	Avantor, Inc.*	3,511,044
11,497	Thermo Fisher Scientific, Inc.	6,254,368

		9,765,412

Machinery – 0.9%
20,176	Illinois Tool Works, Inc.	4,364,876

Media – 0.8%
85,120	New York Times Co. (The), Class A	3,744,429

Metals & Mining – 0.7%
78,209	Freeport-McMoRan, Inc.	3,671,913

Multiline Retail – 1.0%
24,720	Target Corp.	4,938,314

Multi-Utilities – 1.6%
48,867	Ameren Corp.	4,200,119
56,963	CMS Energy Corp.	3,646,201

		7,846,320

Oil, Gas & Consumable Fuels – 6.5%
78,733	Chevron Corp.	11,337,552
100,614	ConocoPhillips	9,544,244
124,782	Devon Energy Corp.	7,430,768
36,612	Hess Corp.	3,700,009

		32,012,573

Pharmaceuticals – 6.0%
57,558	AstraZeneca PLC ADR (United Kingdom)	3,504,131
144,597	Bristol-Myers Squibb Co.	9,929,476
14,633	Eli Lilly & Co.	3,657,519
76,846	Johnson & Johnson	12,646,546

		29,737,672

Road & Rail – 3.1%
20,676	Norfolk Southern Corp.	5,303,808
9,707	Old Dominion Freight Line, Inc.	3,048,289
27,920	Union Pacific Corp.	6,866,924

		15,219,021

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.5%
10,182	KLA Corp.	3,548,427
72,195	Marvell Technology, Inc.	4,933,084
37,442	ON Semiconductor Corp.*	2,344,244
23,523	Texas Instruments, Inc.	3,998,675
22,192	Wolfspeed, Inc.*	2,279,562

		17,103,992

Software – 3.2%
5,867	Adobe, Inc.*	2,743,879
42,300	salesforce.com, Inc.*	8,905,419
33,413	Splunk, Inc.*	3,946,075

		15,595,373

Specialty Retail – 1.0%
7,860	O’Reilly Automotive, Inc.*	5,103,026

TOTAL COMMON STOCKS
(Cost $378,484,613)		$482,587,354

Shares	Dividend Rate	Value

Investment Company – 1.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,102,593	0.026%	$7,102,593
(Cost $7,102,593)

TOTAL INVESTMENTS – 99.5%
(Cost $385,587,206)		$489,689,947

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,113,950

NET ASSETS – 100.0%		$491,803,897

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Aerospace & Defense – 4.0%
73,233	L3Harris Technologies, Inc.	$18,477,418
24,967	TransDigm Group, Inc.*	16,642,753
114,184	Woodward, Inc.	14,230,752

		49,350,923

Airlines – 2.6%
536,572	JetBlue Airways Corp.*	8,193,454
537,687	United Airlines Holdings, Inc.*	23,873,303

		32,066,757

Auto Components – 1.2%
113,676	Aptiv PLC*	14,714,221

Banks – 6.3%
261,227	Citizens Financial Group, Inc.	13,693,519
253,465	East West Bancorp, Inc.	22,193,396
41,890	First Republic Bank	7,257,861
73,233	M&T Bank Corp.	13,345,250
145,191	Pinnacle Financial Partners, Inc.	14,675,906
21,846	Signature Bank	7,534,467

		78,700,399

Beverages – 1.6%
225,191	Coca-Cola Europacific Partners PLC (United Kingdom)	11,532,031
37,106	Constellation Brands, Inc., Class A	8,000,796

		19,532,827

Biotechnology – 1.0%
25,007	Alnylam Pharmaceuticals, Inc.*	3,947,355
11,869	Argenx SE ADR (Netherlands)*	3,414,830
50,411	Neurocrine Biosciences, Inc.*	4,530,437

		11,892,622

Building Products – 1.6%
86,598	Allegion PLC	9,917,203
63,500	Trane Technologies PLC	9,774,555

		19,691,758

Capital Markets – 2.9%
183,298	Carlyle Group, Inc. (The)	8,591,177
117,609	Raymond James Financial, Inc.	12,895,827
110,757	State Street Corp.	9,450,895
157,302	TPG, Inc.*	4,835,463

		35,773,362

Chemicals – 2.3%
203,843	Ashland Global Holdings, Inc.	18,810,632
74,197	PPG Industries, Inc.	9,901,590

		28,712,222

Communications Equipment – 1.9%
58,510	Motorola Solutions, Inc.	12,897,359
681,670	Viavi Solutions, Inc.*	11,179,388

		24,076,747

Common Stocks – (continued)
Construction Materials – 1.2%
39,142	Martin Marietta Materials, Inc.	14,850,475

Containers & Packaging – 1.8%
244,664	Ball Corp.	21,956,147

Diversified Financial Services – 0.7%
128,920	Apollo Global Management, Inc.	8,413,319

Electric Utilities – 1.3%
239,334	Xcel Energy, Inc.	16,114,358

Electrical Equipment – 2.3%
143,413	AMETEK, Inc.	18,613,573
38,602	Rockwell Automation, Inc.	10,290,521

		28,904,094

Electronic Equipment, Instruments & Components – 1.4%
79,902	Keysight Technologies, Inc.*	12,574,178
207,177	Vontier Corp.	5,034,401

		17,608,579

Entertainment – 1.6%
163,267	Live Nation Entertainment, Inc.*	19,725,919

Equity Real Estate Investment Trusts (REITs) – 9.7%
72,726	Alexandria Real Estate Equities, Inc. REIT	13,774,304
255,729	Americold Realty Trust REIT	6,833,079
52,768	AvalonBay Communities, Inc. REIT	12,589,917
56,093	Camden Property Trust REIT	9,261,515
119,719	CubeSmart REIT	5,771,653
186,871	Duke Realty Corp. REIT	9,904,163
116,340	Equity LifeStyle Properties, Inc. REIT	8,681,291
26,405	Essex Property Trust, Inc. REIT	8,374,874
211,244	Healthpeak Properties, Inc. REIT	6,561,239
162,725	Highwoods Properties, Inc. REIT	7,094,810
227,291	Invitation Homes, Inc. REIT	8,591,600
99,186	Ryman Hospitality Properties, Inc. REIT*	8,739,278
290,443	VICI Properties, Inc. REIT	8,120,786
72,627	Welltower, Inc. REIT	6,049,103

		120,347,612

Food & Staples Retailing – 0.9%
196,179	Performance Food Group Co.*	10,993,871

Food Products – 2.2%
113,711	Lamb Weston Holdings, Inc.	7,553,822
73,126	McCormick & Co., Inc.	6,959,401
506,138	Nomad Foods Ltd. (United Kingdom)*	12,744,555

		27,257,778

Health Care Equipment & Supplies – 1.5%
26,658	Cooper Cos., Inc. (The)	10,903,655
60,811	Zimmer Biomet Holdings, Inc.	7,734,551

		18,638,206

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 3.4%
131,493	AmerisourceBergen Corp.	$18,741,697
167,362	Centene Corp.*	13,827,449
56,171	Guardant Health, Inc.*	3,722,452
47,422	Quest Diagnostics, Inc.	6,225,086

		42,516,684

Hotels, Restaurants & Leisure – 4.3%
94,545	Caesars Entertainment, Inc.*	7,959,743
90,106	Expedia Group, Inc.*	17,670,688
162,461	Royal Caribbean Cruises Ltd.*	13,113,852
78,134	Wyndham Hotels & Resorts, Inc.	6,751,559
64,107	Yum! Brands, Inc.	7,858,236

		53,354,078

Household Durables – 0.5%
73,436	Lennar Corp., Class A	6,600,428

Independent Power and Renewable Electricity Producers – 2.1%
738,257	AES Corp. (The)	15,673,196
136,214	NextEra Energy Partners LP	10,626,054

		26,299,250

Insurance – 6.1%
8,836	Alleghany Corp.*	5,848,725
48,208	American Financial Group, Inc.	6,526,881
334,125	Arch Capital Group Ltd.*	15,740,629
66,389	Arthur J Gallagher & Co.	10,502,076
133,017	Globe Life, Inc.	13,429,396
5,192	Markel Corp.*	6,453,189
161,208	Principal Financial Group, Inc.	11,387,733
156,969	Ryan Specialty Group Holdings, Inc., Class A*	6,288,178

		76,176,807

Interactive Media & Services – 0.6%
217,610	Twitter, Inc.*	7,736,036

IT Services – 0.2%
14,137	EPAM Systems, Inc.*	2,936,962

Life Sciences Tools & Services – 1.0%
66,690	PerkinElmer, Inc.	11,978,191

Machinery – 4.5%
94,824	Cummins, Inc.	19,355,475
223,321	Fortive Corp.	14,460,035
39,931	IDEX Corp.	7,662,759
162,813	ITT, Inc.	14,306,378

		55,784,647

Media – 1.4%
611,523	Discovery, Inc., Class C*	17,104,298

Metals & Mining – 1.1%
301,631	Freeport-McMoRan, Inc.	14,161,575

Multi-Utilities – 4.3%
197,748	Ameren Corp.	16,996,441
198,541	CMS Energy Corp.	12,708,609

Common Stocks – (continued)
Multi-Utilities – (continued)
199,291	Public Service Enterprise Group, Inc.	12,920,036
115,057	WEC Energy Group, Inc.	10,456,380

		53,081,466

Oil, Gas & Consumable Fuels – 6.1%
387,514	Devon Energy Corp.	23,076,459
88,753	Diamondback Energy, Inc.	12,256,789
238,232	Hess Corp.	24,075,726
68,108	Pioneer Natural Resources Co.	16,318,677

		75,727,651

Pharmaceuticals – 1.0%
118,454	Catalent, Inc.*	12,087,046

Road & Rail – 0.5%
23,078	Saia, Inc.*	6,628,694

Semiconductors & Semiconductor Equipment – 4.1%
251,580	Marvell Technology, Inc.	17,190,461
97,017	MKS Instruments, Inc.	14,610,760
312,286	ON Semiconductor Corp.*	19,552,227

		51,353,448

Software – 1.4%
62,027	Cadence Design Systems, Inc.*	9,392,749
70,655	Splunk, Inc.*	8,344,355

		17,737,104

Specialty Retail – 2.9%
90,130	Advance Auto Parts, Inc.	18,429,782
75,518	Bath & Body Works, Inc.	4,030,396
27,181	Burlington Stores, Inc.*	6,139,916
18,771	RH*	7,543,502

		36,143,596

Textiles, Apparel & Luxury Goods – 0.8%
144,135	Capri Holdings Ltd.*	9,763,705

Trading Companies & Distributors – 1.0%
243,765	Fastenal Co.	12,544,147

Water Utilities – 0.6%
51,618	American Water Works Co., Inc.	7,798,964

TOTAL COMMON STOCKS
(Cost $945,921,010)		$1,216,836,973

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 2.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
25,517,225	0.026%	$25,517,225
(Cost $25,517,225)

TOTAL INVESTMENTS – 100.0%
(Cost $971,438,235)		$1,242,354,198

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		904,842

NET ASSETS – 100.0%		$1,243,259,040

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Aerospace & Defense – 0.9%
605,811	AAR Corp.*	$27,225,146
208,667	Ducommun, Inc.*	10,539,770

		37,764,916

Air Freight & Logistics – 0.1%
62,855	Atlas Air Worldwide Holdings, Inc.*	4,925,318

Airlines – 0.3%
73,701	Allegiant Travel Co.*	12,830,607

Auto Components – 1.1%
535,114	Adient PLC*	23,946,351
1,558,159	Goodyear Tire & Rubber Co. (The)*	24,135,883

		48,082,234

Banks – 17.9%
268,624	Amalgamated Financial Corp.	4,612,274
506,624	Ameris Bancorp	25,077,888
816,861	Associated Banc-Corp.	19,923,240
721,108	Atlantic Union Bankshares Corp.	29,298,618
554,923	Banner Corp.	34,188,806
244,227	Berkshire Hills Bancorp, Inc.	7,595,460
1,187,057	Brookline Bancorp, Inc.	20,346,157
936,250	Cadence Bank	29,604,225
535,015	Columbia Banking System, Inc.	19,597,599
295,828	Community Bank System, Inc.	21,577,694
720,301	ConnectOne Bancorp, Inc.	23,769,933
1,424,336	CVB Financial Corp.	33,585,843
1,285,902	Eastern Bankshares, Inc.	28,109,818
493,125	FB Financial Corp.	21,914,475
365,937	First Financial Bankshares, Inc.	17,535,701
668,491	First Merchants Corp.	29,239,796
148,950	First of Long Island Corp. (The)	3,242,641
334,900	German American Bancorp, Inc.	13,322,322
399,887	Glacier Bancorp, Inc.	22,153,740
767,973	Hancock Whitney Corp.	42,760,737
509,279	Heritage Financial Corp.	13,353,295
1,002,153	Home BancShares, Inc.	23,460,402
349,150	Independent Bank Corp.	30,030,392
372,856	Lakeland Financial Corp.	29,906,780
969,206	OceanFirst Financial Corp.	21,690,830
618,485	Pacific Premier Bancorp, Inc.	23,941,554
585,129	PacWest Bancorp	28,917,075
163,946	Pinnacle Financial Partners, Inc.	16,571,662
693,621	Renasant Corp.	25,324,103
317,387	SouthState Corp.	28,564,830
571,294	Towne Bank	17,812,947
472,911	TriCo Bancshares	20,524,337
857,705	United Community Banks, Inc.	33,158,875

		760,714,049

Beverages – 0.8%
2,244,948	Primo Water Corp.	32,641,544

Biotechnology – 2.2%
330,867	Agios Pharmaceuticals, Inc.*	10,299,890
433,451	Alkermes PLC*	10,775,592
325,472	Allogene Therapeutics, Inc.*	2,978,069

Common Stocks – (continued)
Biotechnology – (continued)
216,603	Arena Pharmaceuticals, Inc.*	20,570,787
490,259	Bluebird Bio, Inc.*	2,961,164
58,508	Blueprint Medicines Corp.*	3,542,660
130,959	Cytokinetics, Inc.*	4,625,472
881,589	Ironwood Pharmaceuticals, Inc.*	9,485,898
467,424	Mersana Therapeutics, Inc.*	2,051,991
533,643	Myriad Genetics, Inc.*	13,010,216
278,958	REVOLUTION Medicines, Inc.*	5,277,885
201,199	Turning Point Therapeutics, Inc.*	6,369,960

		91,949,584

Building Products – 1.5%
348,903	Griffon Corp.	8,042,214
1,157,072	Resideo Technologies, Inc.*	29,783,033
822,411	Zurn Water Solutions Corp.	26,744,806

		64,570,053

Capital Markets – 1.0%
87,870	Houlihan Lokey, Inc.	9,038,308
656,185	P10, Inc., Class A*	8,162,942
154,254	PJT Partners, Inc., Class A	9,844,490
222,740	Stifel Financial Corp.	16,371,390

		43,417,130

Chemicals – 2.3%
1,165,647	Avient Corp.	61,068,246
289,419	HB Fuller Co.	19,787,577
101,086	Kraton Corp.*	4,665,119
637,511	Tronox Holdings PLC, Class A	12,941,473

		98,462,415

Commercial Services & Supplies – 0.7%
147,002	Brady Corp., Class A	6,773,852
692,206	Deluxe Corp.	21,534,529

		28,308,381

Communications Equipment – 0.7%
1,793,671	Viavi Solutions, Inc.*	29,416,204

Construction & Engineering – 1.0%
346,462	Arcosa, Inc.	18,248,154
272,872	Dycom Industries, Inc.*	23,756,236

		42,004,390

Construction Materials – 0.5%
619,795	Summit Materials, Inc., Class A*	19,350,000

Consumer Finance – 0.4%
59,255	FirstCash Holdings, Inc.	4,268,730
498,490	LendingClub Corp.*	9,261,944
202,658	Oportun Financial Corp.*	3,311,432

		16,842,106

Diversified Financial Services – 0.1%
135,108	Alerus Financial Corp.	3,884,355

Diversified Telecommunication Services – 0.4%
434,763	Iridium Communications, Inc.*	17,212,267

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 2.3%
531,300	ALLETE, Inc.	$33,440,022
331,490	IDACORP, Inc.	34,458,385
395,028	MGE Energy, Inc.	28,449,917

		96,348,324

Electrical Equipment – 0.1%
308,504	Array Technologies, Inc.*	3,467,585

Electronic Equipment, Instruments & Components – 1.5%
423,803	CTS Corp.	16,079,086
263,530	FARO Technologies, Inc.*	14,425,632
891,597	Knowles Corp.*	19,418,983
1,247,364	TTM Technologies, Inc.*	15,679,365

		65,603,066

Energy Equipment & Services – 1.7%
370,163	Cactus, Inc., Class A	18,752,458
1,660,358	ChampionX Corp.*	35,548,265
476,601	Liberty Oilfield Services, Inc., Class A*	5,947,980
1,358,517	NexTier Oilfield Solutions, Inc.*	10,813,795

		71,062,498

Entertainment – 0.2%
552,565	AMC Entertainment Holdings, Inc., Class A*(a)	10,421,376

Equity Real Estate Investment Trusts (REITs) – 10.2%
1,261,012	Acadia Realty Trust REIT	27,036,097
4,320,754	DigitalBridge Group, Inc. REIT*	31,325,467
1,510,151	Healthcare Realty Trust, Inc. REIT	39,384,738
567,979	Highwoods Properties, Inc. REIT	24,763,884
1,362,704	Hudson Pacific Properties, Inc. REIT	35,975,386
1,703,110	Pebblebrook Hotel Trust REIT	38,337,006
3,075,121	RLJ Lodging Trust REIT	43,020,943
459,657	Ryman Hospitality Properties, Inc. REIT*	40,500,378
2,268,823	Sabra Health Care REIT, Inc. REIT	30,470,293
2,010,695	SITE Centers Corp. REIT	31,266,307
1,103,687	STAG Industrial, Inc. REIT	42,999,646
683,098	Terreno Realty Corp. REIT	46,990,311

		432,070,456

Food & Staples Retailing – 0.8%
296,112	BJ’s Wholesale Club Holdings, Inc.*	18,616,561
49,042	Performance Food Group Co.*	2,748,314
351,797	United Natural Foods, Inc.*	14,152,793

		35,517,668

Food Products – 1.8%
95,135	B&G Foods, Inc.(a)	2,815,996
1,103,105	Hostess Brands, Inc.*	23,760,882
677,145	Nomad Foods Ltd. (United Kingdom)*	17,050,511
471,068	Simply Good Foods Co. (The)*	18,668,425
339,195	Sovos Brands, Inc.*	4,117,827

Common Stocks – (continued)
Food Products – (continued)
672,391	Utz Brands, Inc.	10,253,963

		76,667,604

Gas Utilities – 1.5%
166,148	Chesapeake Utilities Corp.	22,089,377
476,638	ONE Gas, Inc.	39,603,851

		61,693,228

Health Care Equipment & Supplies – 2.6%
665,348	Avanos Medical, Inc.*	23,546,666
213,427	CONMED Corp.	31,194,490
287,052	LivaNova PLC*	22,625,439
169,641	Merit Medical Systems, Inc.*	11,031,754
393,939	NuVasive, Inc.*	21,319,979

		109,718,328

Health Care Providers & Services – 3.2%
430,044	Acadia Healthcare Co., Inc.*	24,387,795
161,587	AMN Healthcare Services, Inc.*	17,150,844
383,221	Invitae Corp.*	4,134,955
624,553	Option Care Health, Inc.*	16,051,012
544,585	Owens & Minor, Inc.	24,043,428
558,285	Tenet Healthcare Corp.*	48,006,927

		133,774,961

Health Care Technology – 0.5%
997,784	Allscripts Healthcare Solutions, Inc.*	19,416,877

Hotels, Restaurants & Leisure – 1.1%
85,380	Boyd Gaming Corp.*	6,056,857
367,970	SeaWorld Entertainment, Inc.*	25,533,438
300,216	Travel + Leisure Co.	16,827,107

		48,417,402

Household Durables – 1.4%
336,046	Century Communities, Inc.	21,412,851
132,764	Installed Building Products, Inc.	12,838,279
247,214	Meritage Homes Corp.*	24,370,356

		58,621,486

Independent Power and Renewable Electricity Producers – 0.5%
298,835	NextEra Energy Partners LP	23,312,118

Insurance – 2.8%
180,385	AMERISAFE, Inc.	8,496,133
217,458	BRP Group, Inc., Class A*	6,038,809
1,230,500	CNO Financial Group, Inc.	29,741,185
93,567	Enstar Group Ltd.*	26,669,402
55,757	Primerica, Inc.	7,242,277
106,646	RLI Corp.	10,824,569
349,104	Selective Insurance Group, Inc.	29,041,962

		118,054,337

IT Services – 0.5%
475,362	LiveRamp Holdings, Inc.*	20,516,624

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 0.5%
899,157	Callaway Golf Co.*	$22,245,144

Life Sciences Tools & Services – 0.1%
412,101	Pacific Biosciences of California, Inc.*	4,912,244

Machinery – 5.1%
374,978	Astec Industries, Inc.	18,673,904
176,429	Chart Industries, Inc.*	25,476,348
655,367	Colfax Corp.*	26,352,307
574,784	Columbus McKinnon Corp.	26,233,142
233,085	EnPro Industries, Inc.	25,741,907
246,867	ESCO Technologies, Inc.	17,174,537
670,389	Federal Signal Corp.	24,207,747
299,156	Hillenbrand, Inc.	14,272,733
758,276	Kennametal, Inc.	24,044,932
370,089	Terex Corp.	15,277,274

		217,454,831

Media – 2.5%
1,251,194	Entravision Communications Corp., Class A	8,007,641
796,670	Gray Television, Inc.	18,665,978
668,215	iHeartMedia, Inc., Class A*	14,333,212
529,945	John Wiley & Sons, Inc., Class A	26,661,533
121,656	Nexstar Media Group, Inc., Class A	22,512,443
638,203	TEGNA, Inc.	14,627,613

		104,808,420

Metals & Mining – 1.7%
642,874	Allegheny Technologies, Inc.*	16,547,577
91,406	Arconic Corp.*	2,806,164
1,233,815	Coeur Mining, Inc.*	5,305,404
575,996	Commercial Metals Co.	22,204,646
1,321,889	Constellium SE*	25,684,303

		72,548,094

Mortgage Real Estate Investment Trusts (REITs) – 1.6%
1,031,411	KKR Real Estate Finance Trust, Inc. REIT	22,144,394
1,902,211	PennyMac Mortgage Investment Trust REIT	29,674,492
205,651	TPG RE Finance Trust, Inc. REIT	2,434,908
2,993,972	Two Harbors Investment Corp. REIT	15,149,498

		69,403,292

Multiline Retail – 0.7%
8,665	Dillard’s, Inc., Class A	2,172,402
1,134,406	Macy’s, Inc.	29,403,804

		31,576,206

Oil, Gas & Consumable Fuels – 6.2%
1,558,544	Antero Resources Corp.*	35,737,414
791,179	Brigham Minerals, Inc., Class A	18,023,058
2,655,817	Centennial Resource Development, Inc., Class A*	23,318,073

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
169,107	DT Midstream, Inc.	8,979,582
382,111	HollyFrontier Corp.*	11,635,280
981,770	Magnolia Oil & Gas Corp., Class A	21,942,559
108,628	Oasis Petroleum, Inc.	14,394,296
1,053,653	Ovintiv, Inc.	48,309,990
232,664	PDC Energy, Inc.	15,011,481
138,067	Renewable Energy Group, Inc.*	8,491,121
896,607	SM Energy Co.	31,838,515
840,761	Viper Energy Partners LP	24,726,781

		262,408,150

Personal Products – 0.1%
114,802	BellRing Brands, Inc., Class A*	2,935,487

Professional Services – 3.2%
267,218	ASGN, Inc.*	29,605,082
505,322	CBIZ, Inc.*	19,662,079
1,012,496	First Advantage Corp.*	16,351,810
262,712	ICF International, Inc.	23,281,538
964,379	KBR, Inc.	47,871,774

		136,772,283

Real Estate Management & Development – 0.7%
1,299,658	Kennedy-Wilson Holdings, Inc.	28,774,428

Road & Rail – 1.6%
250,449	ArcBest Corp.	23,211,614
117,162	Avis Budget Group, Inc.*	21,492,197
75,509	Saia, Inc.*	21,688,450

		66,392,261

Semiconductors & Semiconductor Equipment – 2.1%
621,747	Cohu, Inc.*	19,386,071
451,465	MACOM Technology Solutions Holdings, Inc.*	27,133,047
353,999	Onto Innovation, Inc.*	30,518,254
201,939	Semtech Corp.*	14,010,528

		91,047,900

Software – 0.6%
160,266	Bottomline Technologies DE, Inc.*	9,077,466
155,218	Cerence, Inc.*	5,604,922
183,277	InterDigital, Inc.	11,806,704

		26,489,092

Specialty Retail – 1.3%
105,585	Abercrombie & Fitch Co., Class A*	4,020,677
341,951	Academy Sports & Outdoors, Inc.*	11,068,954
120,808	Citi Trends, Inc.*	4,507,346
130,684	Group 1 Automotive, Inc.	23,775,340
169,443	Signet Jewelers Ltd.	11,945,732

		55,318,049

Textiles, Apparel & Luxury Goods – 0.7%
369,003	Capri Holdings Ltd.*	24,996,263
20,393	Deckers Outdoor Corp.*	5,886,236

		30,882,499

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – 2.7%
1,978,175	MGIC Investment Corp.	$30,028,697
735,422	NMI Holdings, Inc., Class A*	17,017,665
213,819	Walker & Dunlop, Inc.	29,581,859
1,009,842	Washington Federal, Inc.	35,930,178

		112,558,399

Trading Companies & Distributors – 1.6%
418,188	Beacon Roofing Supply, Inc.*	24,961,642
347,641	WESCO International, Inc.*	42,318,339

		67,279,981

Water Utilities – 0.4%
235,344	SJW Group	15,349,136

Wireless Telecommunication Services – 0.4%
1,092,645	Telephone and Data Systems, Inc.	18,957,391

TOTAL COMMON STOCKS
(Cost $3,158,369,563)		$4,175,172,778

Exchange-Traded Fund – 0.2%
67,275	iShares Russell 2000 Value ETF
(Cost $10,436,209)		$10,679,233

Shares	Dividend Rate	Value

Investment Company – 1.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
44,716,793	0.026%	$44,716,793
(Cost $44,716,793)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $3,213,522,565)		$4,230,568,804

Securities Lending Reinvestment Vehicle – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
15,108,297	0.026%	$15,108,297
(Cost $15,108,297)

TOTAL INVESTMENTS – 100.1%
(Cost $3,228,630,862)		$4,245,677,101

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(2,499,915)

NET ASSETS – 100.0%		$4,243,177,186

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Aerospace & Defense – 1.3%
23,321	AAR Corp.*	$1,048,046
6,720	Textron, Inc.	491,434
13,767	Woodward, Inc.	1,715,781

		3,255,261

Air Freight & Logistics – 0.3%
7,292	GXO Logistics, Inc.*	612,018

Airlines – 0.5%
6,679	Allegiant Travel Co.*	1,162,747

Auto Components – 0.8%
26,917	Adient PLC*	1,204,536
57,443	Goodyear Tire & Rubber Co. (The)*	889,792

		2,094,328

Banks – 11.8%
50,913	Associated Banc-Corp.	1,241,768
17,768	BOK Financial Corp.	1,824,774
59,572	Cadence Bank	1,883,667
22,250	Columbia Banking System, Inc.	815,017
29,941	Commerce Bancshares, Inc.	2,149,165
15,253	Cullen/Frost Bankers, Inc.	2,146,555
14,499	East West Bancorp, Inc.	1,269,532
31,955	First Financial Bankshares, Inc.	1,531,284
26,438	Glacier Bancorp, Inc.	1,464,665
37,987	Hancock Whitney Corp.	2,115,116
42,061	PacWest Bancorp	2,078,655
21,034	Pinnacle Financial Partners, Inc.	2,126,117
7,834	Signature Bank	2,701,868
22,217	SouthState Corp.	1,999,530
36,999	Synovus Financial Corp.	1,947,997
20,655	Wintrust Financial Corp.	2,052,281

		29,347,991

Beverages – 0.7%
120,545	Primo Water Corp.	1,752,724

Biotechnology – 0.5%
10,702	Agios Pharmaceuticals, Inc.*	333,153
21,416	Alkermes PLC*	532,402
4,971	Arena Pharmaceuticals, Inc.*	472,096

		1,337,651

Building Products – 1.1%
53,124	Resideo Technologies, Inc.*	1,367,412
45,352	Zurn Water Solutions Corp.	1,474,847

		2,842,259

Capital Markets – 2.6%
3,117	Cboe Global Markets, Inc.	365,593
4,564	Houlihan Lokey, Inc.	469,453
43,915	Jefferies Financial Group, Inc.	1,560,739
7,808	LPL Financial Holdings, Inc.	1,412,858
20,222	Stifel Financial Corp.	1,486,317
35,798	TPG, Inc.*	1,100,430

		6,395,390

Common Stocks – (continued)
Chemicals – 4.1%
15,611	Ashland Global Holdings, Inc.	1,440,583
63,768	Avient Corp.	3,340,806
24,820	CF Industries Holdings, Inc.	2,015,136
90,847	Element Solutions, Inc.	2,233,019
21,563	Tronox Holdings PLC, Class A	437,729
6,869	Westlake Corp.	757,719

		10,224,992

Communications Equipment – 2.2%
35,187	Ciena Corp.*	2,407,494
9,428	F5, Inc.*	1,893,614
65,083	Viavi Solutions, Inc.*	1,067,361

		5,368,469

Construction & Engineering – 3.1%
43,268	AECOM	3,143,853
23,452	MasTec, Inc.*	1,847,080
24,661	Quanta Services, Inc.	2,686,569

		7,677,502

Construction Materials – 0.3%
23,137	Summit Materials, Inc., Class A*	722,337

Consumer Finance – 0.7%
31,619	OneMain Holdings, Inc.	1,611,937

Containers & Packaging – 2.9%
6,701	Avery Dennison Corp.	1,180,716
40,248	Berry Global Group, Inc.*	2,441,041
28,832	Crown Holdings, Inc.	3,536,822

		7,158,579

Diversified Financial Services – 0.5%
19,372	Voya Financial, Inc.(a)	1,304,704

Electric Utilities – 2.0%
21,637	ALLETE, Inc.	1,361,833
29,909	Alliant Energy Corp.	1,746,685
18,599	IDACORP, Inc.	1,933,366

		5,041,884

Electrical Equipment – 2.1%
9,966	Hubbell, Inc.	1,776,440
21,006	Regal Rexnord Corp.	3,368,312

		5,144,752

Electronic Equipment, Instruments & Components – 1.7%
15,705	II-VI, Inc.*	1,090,869
6,127	Littelfuse, Inc.	1,582,053
41,114	National Instruments Corp.	1,650,727

		4,323,649

Energy Equipment & Services – 0.4%
46,391	ChampionX Corp.*	993,231

Entertainment – 0.9%
18,385	Liberty Media Corp.-Liberty Formula One, Class C*	1,116,521

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
10,132	Live Nation Entertainment, Inc.*	$1,224,148

		2,340,669

Equity Real Estate Investment Trusts (REITs) – 10.9%
84,358	Americold Realty Trust REIT	2,254,046
15,089	Camden Property Trust REIT	2,491,345
35,463	CubeSmart REIT	1,709,671
226,239	DigitalBridge Group, Inc. REIT*	1,640,233
19,383	Equity LifeStyle Properties, Inc. REIT	1,446,360
60,657	Healthcare Realty Trust, Inc. REIT	1,581,935
42,885	Highwoods Properties, Inc. REIT	1,869,786
83,468	Hudson Pacific Properties, Inc. REIT	2,203,555
16,778	MGM Growth Properties LLC, Class A REIT	635,383
130,442	Park Hotels & Resorts, Inc. REIT*	2,457,527
42,764	Regency Centers Corp. REIT	2,817,720
82,168	RLJ Lodging Trust REIT	1,149,530
25,366	Ryman Hospitality Properties, Inc. REIT*	2,234,998
36,232	Terreno Realty Corp. REIT	2,492,399

		26,984,488

Food & Staples Retailing – 1.5%
42,155	Albertsons Cos., Inc., Class A	1,228,818
20,461	BJ’s Wholesale Club Holdings, Inc.*	1,286,383
8,060	Performance Food Group Co.*	451,682
16,303	United Natural Foods, Inc.*	655,870

		3,622,753

Food Products – 1.5%
9,743	Darling Ingredients, Inc.*	706,173
47,426	Hostess Brands, Inc.*	1,021,556
5,817	Lamb Weston Holdings, Inc.	386,423
39,675	Nomad Foods Ltd. (United Kingdom)*	999,016
36,580	Utz Brands, Inc.	557,845

		3,671,013

Gas Utilities – 0.7%
22,033	ONE Gas, Inc.	1,830,722

Health Care Equipment & Supplies – 1.2%
11,296	CONMED Corp.	1,651,023
16,957	LivaNova PLC*	1,336,551

		2,987,574

Health Care Providers & Services – 2.4%
32,392	Acadia Healthcare Co., Inc.*	1,836,950
6,471	Molina Healthcare, Inc.*	1,985,756
23,993	Tenet Healthcare Corp.*	2,063,158

		5,885,864

Hotels, Restaurants & Leisure – 1.9%
9,194	Boyd Gaming Corp.*	652,222
2,838	Caesars Entertainment, Inc.*	238,931
8,115	Marriott Vacations Worldwide Corp.	1,303,837
22,827	SeaWorld Entertainment, Inc.*	1,583,966
15,338	Travel + Leisure Co.	859,695

		4,638,651

Common Stocks – (continued)
Household Durables – 1.4%
17,992	Century Communities, Inc.	1,146,450
14,053	Meritage Homes Corp.*	1,385,345
4,749	TopBuild Corp.*	1,019,515

		3,551,310

Independent Power and Renewable Electricity Producers – 0.7%
21,915	NextEra Energy Partners LP	1,709,589

Insurance – 4.7%
11,512	American Financial Group, Inc.	1,558,610
17,372	Brown & Brown, Inc.	1,174,521
22,778	Globe Life, Inc.	2,299,667
56,854	Old Republic International Corp.	1,498,103
5,607	Primerica, Inc.	728,293
32,196	Ryan Specialty Group Holdings, Inc., Class A*	1,289,772
19,511	Selective Insurance Group, Inc.	1,623,120
16,327	W R Berkley Corp.	1,474,328

		11,646,414

IT Services – 1.0%
9,340	Jack Henry & Associates, Inc.	1,651,312
20,841	LiveRamp Holdings, Inc.*	899,498

		2,550,810

Leisure Products – 0.8%
14,098	Brunswick Corp.	1,346,641
30,068	Callaway Golf Co.*	743,882

		2,090,523

Life Sciences Tools & Services – 2.5%
13,480	PerkinElmer, Inc.	2,421,143
34,363	QIAGEN NV*	1,707,497
26,504	Syneos Health, Inc.*	2,099,117

		6,227,757

Machinery – 3.7%
9,746	Chart Industries, Inc.*	1,407,322
51,883	Colfax Corp.*	2,086,215
24,427	ITT, Inc.	2,146,401
15,871	Oshkosh Corp.	1,762,316
27,601	Timken Co. (The)	1,809,522

		9,211,776

Media – 1.2%
29,392	Gray Television, Inc.	688,655
34,201	iHeartMedia, Inc., Class A*	733,611
6,883	Nexstar Media Group, Inc., Class A	1,273,699
13,131	TEGNA, Inc.	300,963

		2,996,928

Metals & Mining – 1.7%
4,888	Alcoa Corp.	368,262
46,171	Allegheny Technologies, Inc.*	1,188,442
39,813	Commercial Metals Co.	1,534,791
53,610	Constellium SE*	1,041,642

		4,133,137

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 0.8%
84,949	PennyMac Mortgage Investment Trust REIT	$1,325,205
106,071	Two Harbors Investment Corp. REIT	536,719

		1,861,924

Multiline Retail – 0.3%
32,224	Macy’s, Inc.	835,246

Oil, Gas & Consumable Fuels – 5.6%
56,372	Antero Resources Corp.*	1,292,610
62,172	Devon Energy Corp.	3,702,343
15,147	Diamondback Energy, Inc.	2,091,801
51,213	Magnolia Oil & Gas Corp., Class A	1,144,610
28,933	Matador Resources Co.	1,435,077
55,383	Ovintiv, Inc.	2,539,310
27,532	Targa Resources Corp.	1,799,767

		14,005,518

Pharmaceuticals – 1.1%
20,147	Catalent, Inc.*	2,055,800
5,272	Jazz Pharmaceuticals PLC*	724,478

		2,780,278

Professional Services – 3.1%
20,707	ASGN, Inc.*	2,294,128
49,806	First Advantage Corp.*	804,367
17,577	Jacobs Engineering Group, Inc.	2,161,971
50,748	KBR, Inc.	2,519,131

		7,779,597

Real Estate Management & Development – 0.5%
58,829	Kennedy-Wilson Holdings, Inc.	1,302,474

Road & Rail – 1.3%
10,698	ArcBest Corp.	991,491
917	Avis Budget Group, Inc.*	168,214
3,001	Old Dominion Freight Line, Inc.	942,404
3,743	Saia, Inc.*	1,075,102

		3,177,211

Semiconductors & Semiconductor Equipment – 2.8%
16,318	MACOM Technology Solutions Holdings, Inc.*	980,712
14,644	MKS Instruments, Inc.	2,205,387
45,661	ON Semiconductor Corp.*	2,858,835
9,870	Wolfspeed, Inc.*	1,013,846

		7,058,780

Specialty Retail – 1.0%
14,622	Academy Sports & Outdoors, Inc.*	473,314
18,386	Bath & Body Works, Inc.	981,261
2,828	Dick’s Sporting Goods, Inc.	296,940
9,191	Signet Jewelers Ltd.	647,965

		2,399,480

Textiles, Apparel & Luxury Goods – 1.7%
34,017	Capri Holdings Ltd.*	2,304,312

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
4,194	Deckers Outdoor Corp.*	1,210,556
43,255	Under Armour, Inc., Class A*	773,832

		4,288,700

Thrifts & Mortgage Finance – 1.3%
88,329	MGIC Investment Corp.	1,340,834
20,757	NMI Holdings, Inc., Class A*	480,317
42,674	Washington Federal, Inc.	1,518,341

		3,339,492

TOTAL COMMON STOCKS
(Cost $200,691,503)		$243,281,083

Shares	Dividend Rate	Value

Investment Company – 1.6%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,075,648	0.026%	$4,075,648
(Cost $4,075,648)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $204,767,151)		$247,356,731

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,350	0.026%	$7,350
(Cost $7,350)

TOTAL INVESTMENTS – 99.4%
(Cost $204,774,501)		$247,364,081

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		1,388,582

NET ASSETS – 100.0%		$248,752,663

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value (cost $322,706,412, $37,103,977, and $378,484,613, respectively)(a)	$417,226,841	$40,138,002	$482,587,354
Investments in affiliated issuers, at value (cost $3,859,662, $864,163 and $7,102,593, respectively)	3,859,662	864,163	7,102,593
Investments in securities lending reinvestment vehicle, at value which equals cost	32,445	—	—
Cash	526,458	63,151	437,756
Receivables:
Investments sold	1,667,705	517,890	89,921
Fund shares sold	1,241,640	65	1,260,791
Dividends	890,165	32,104	750,535
Foreign tax reclaims	40,004	242	54,941
Reimbursement from investment adviser	23,153	16,824	58,950
Securities lending income	777	—	—
Other assets	65,242	32,630	50,417
Total assets	425,574,092	41,665,071	492,393,258

Liabilities:
Payables:
Investments purchased	2,183,040	515,690	—
Management fees	228,122	22,401	302,007
Fund shares redeemed	200,311	—	48,055
Distribution and Service fees and Transfer Agency fees	111,238	1,168	50,510
Upon return of securities loaned	32,445	—	—
Accrued expenses	207,610	105,840	188,789
Total liabilities	2,962,766	645,099	589,361

Net Assets:
Paid-in capital	322,993,968	35,509,250	377,319,564
Total distributable earnings	99,617,358	5,510,722	114,484,333
NET ASSETS	$422,611,326	$41,019,972	$491,803,897
Net Assets:
Class A	$324,484,716	$242,902	$85,876,780
Class C	4,975,080	266,692	11,635,882
Institutional	32,982,703	1,122,793	174,136,643
Service	100,926	—	922,753
Investor	3,023,508	13,552	3,590,180
Class R6	6,725,813	13,563	2,021,012
Class R	1,327,399	44,184	3,008,613
Class P	48,991,181	39,316,286	210,612,034
Total Net Assets	$422,611,326	$41,019,972	$491,803,897
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,319,832	17,093	5,336,802
Class C	118,573	19,022	771,607
Institutional	729,176	78,744	10,688,608
Service	2,267	—	57,568
Investor	68,328	953	223,164
Class R6	148,678	953	120,577
Class R	30,133	3,127	193,995
Class P	1,083,290	2,763,591	12,566,929
Net asset value and offering price per share:(b)
Class A	$44.33	$14.21	$16.09
Class C	41.96	14.02	15.08
Institutional	45.23	14.26	16.29
Service	44.53	—	16.03
Investor	44.25	14.21	16.09
Class R6	45.24	14.22	16.76
Class R	44.05	14.13	15.51
Class P	45.22	14.23	16.76

(a)	Includes loaned securities having a market value of $31,182 for Equity Income Fund.
(b)	Maximum public offering price per share for Class A Shares of the Equity Income, Focused Value and Large Cap Value Funds is $46.91, $15.04 and $17.03, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2022 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value (cost $945,921,010, $3,168,805,772, and $200,691,503, respectively)(a)	$1,216,836,973	$4,185,852,011	$243,281,083
Investments in affiliated issuers, at value (cost $25,517,225, $44,716,793 and $4,075,648, respectively)	25,517,225	44,716,793	4,075,648
Investments in securities lending reinvestment vehicle, at value which equals cost	—	15,108,297	7,350
Cash	—	2,735,053	584,648
Receivables:
Fund shares sold	1,312,541	3,327,388	585,409
Investments sold	1,263,966	26,788,685	1,276,953
Dividends	1,157,932	3,487,226	183,820
Reimbursement from investment adviser	28,344	189,949	24,573
Foreign tax reclaims	6,591	208,183	4,469
Securities lending income	595	7,463	15
Other assets	74,952	139,415	64,113
Total assets	1,246,199,119	4,282,560,463	250,088,081

Liabilities:
Payables:
Fund shares redeemed	1,199,758	5,297,939	621,027
Management fees	741,554	3,147,412	154,153
Due to custodian	409,726	—	—
Distribution and Service fees and Transfer Agency fees	226,776	288,995	8,973
Investments purchased	—	14,578,672	408,041
Upon return of securities loaned	—	15,108,297	7,350
Accrued expenses	362,265	961,962	135,874
Total liabilities	2,940,079	39,383,277	1,335,418

Net Assets:
Paid-in capital	918,359,072	3,006,470,462	203,550,123
Total distributable earnings	324,899,968	1,236,706,724	45,202,540
NET ASSETS	$1,243,259,040	$4,243,177,186	$248,752,663
Net Assets:
Class A	$512,912,144	$419,763,696	$2,260,678
Class C	11,404,658	1,964,856	1,297,225
Institutional	333,803,785	1,862,835,193	15,158,286
Service	38,786,168	22,731,537	—
Investor	51,551,662	184,913,702	15,114,651
Class R6	82,989,106	1,364,756,923	104,437,141
Class R	20,456,935	51,668,635	98,678
Class P	191,354,582	334,542,644	110,386,004
Total Net Assets	$1,243,259,040	$4,243,177,186	$248,752,663
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	13,189,793	8,426,384	135,153
Class C	350,583	62,668	80,508
Institutional	8,457,817	33,424,476	893,118
Service	1,024,785	478,438	—
Investor	1,367,216	3,756,288	896,328
Class R6	2,104,548	24,504,656	6,160,596
Class R	548,982	1,075,546	5,910
Class P	4,853,626	6,006,527	6,512,483
Net asset value and offering price per share:(b)
Class A	$38.89	$49.82	$16.73
Class C	32.53	31.35	16.11
Institutional	39.47	55.73	16.97
Service	37.85	47.51	—
Investor	37.71	49.23	16.86
Class R6	39.43	55.69	16.95
Class R	37.26	48.04	16.70
Class P	39.43	55.70	16.95

(a)	Includes loaned securities having a market value of $14,880,901 and $7,072 for Small Cap Value Fund and Small/Mid Cap Value Fund, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds is $41.15, $52.72 and $17.70, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $9,715, $– and $2,018, respectively)	$5,095,642	$314,405	$4,663,104

Securities lending income — unaffiliated issuer	8,661	—	691

Dividends — affiliated issuers	174	71	439

Total investment income	5,104,477	314,476	4,664,234

Expenses:

Management fees	1,457,573	134,984	1,851,818

Distribution and/or Service (12b-1) fees	435,147	718	162,080

Transfer Agency fees	285,648	6,285	151,469

Registration fees	49,173	55,116	44,690

Professional fees	42,448	42,342	43,814

Printing and mailing costs	34,330	9,870	23,605

Custody, accounting and administrative services	21,233	12,367	25,228

Trustee fees	10,660	9,144	9,424

Service fees — Class C	6,406	80	14,930

Shareholder Administration fees — Service Shares	128	–	1,090

Other	7,790	2,257	8,257

Total expenses	2,350,536	273,163	2,336,405

Less — expense reductions	(259,084)	(130,667)	(326,466)

Net expenses	2,091,452	142,496	2,009,939

NET INVESTMENT INCOME	3,013,025	171,980	2,654,295

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	5,063,610	3,035,014	22,393,766

Foreign currency transactions	—	—	65

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(3,866,874)	(2,331,316)	(17,063,775)

Foreign currency translations	—	—	(9)

Net realized and unrealized gain	1,196,736	703,698	5,330,047

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,209,761	$875,678	$7,984,342

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Equity Income Fund	$412,491	$19,219	$128	$3,309	$263,997	$4,100	$6,575	$20	$2,384	$1,026	$1,059	$6,487
Focused Value Fund	368	241	—	109	235	52	583	—	11	2	35	5,367
Large Cap Value Fund	108,278	44,789	1,090	7,923	69,298	9,555	35,653	175	2,845	290	2,535	31,118

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2022 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $18,363 and $1,182, respectively)	$8,441,251	$29,251,836	$1,676,373

Securities lending income — unaffiliated issuer	4,717	106,991	1,564

Dividends — affiliated issuers	1,688	3,618	360

Total investment income	8,447,656	29,362,445	1,678,297

Expenses:

Management fees	4,686,784	21,224,582	936,889

Distribution and/or Service (12b-1) fees	807,487	752,465	8,217

Transfer Agency fees	600,900	1,241,025	47,653

Printing and mailing costs	76,045	118,512	10,946

Registration fees	61,203	101,309	39,902

Custody, accounting and administrative services	60,604	220,779	30,709

Shareholder Administration fees — Service Shares	46,222	31,385	—

Professional fees	44,769	42,673	42,273

Service fees — Class C	14,743	2,329	1,769

Trustee fees	9,887	14,164	14,237

Other	9,338	29,187	4,759

Total expenses	6,417,982	23,778,410	1,137,354

Less — expense reductions	(17,659)	(619,576)	(139,929)

Net expenses	6,400,323	23,158,834	997,425

NET INVESTMENT INCOME	2,047,333	6,203,611	680,872

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	94,219,583	394,444,326	7,641,307

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(66,644,867)	(304,000,140)	(2,303,662)

Net realized and unrealized gain	27,574,716	90,444,186	5,337,645

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,622,049	$96,647,797	$6,018,517

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Mid Cap Value Fund	$664,303	$44,228	$46,222	$52,734	$425,159	$9,435	$66,141	$7,396	$34,738	$12,297	$16,875	$28,859
Small Cap Value Fund	563,489	6,987	31,385	150,604	360,637	1,491	427,051	5,022	135,181	212,270	48,194	51,179
Small/Mid Cap Value Fund	2,664	5,307	—	246	1,705	1,132	3,807	—	11,323	14,721	79	14,886

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Focused Value Fund
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:
Net investment income	$3,013,025	$5,592,651	$171,980	$200,809
Net realized gain	5,063,610	40,146,256	3,035,014	1,991,236
Net change in unrealized gain (loss)	(3,866,874)	44,279,659	(2,331,316)	4,369,954
Net increase in net assets resulting from operations	4,209,761	90,018,566	875,678	6,561,999

Distributions to shareholders:
From distributable earnings:
Class A Shares	(23,917,855)	(4,116,697)	(17,568)	(2,864)
Class C Shares	(365,944)	(34,681)	(2,875)	(390)
Institutional Shares	(2,417,376)	(456,144)	(94,204)	(19,225)
Service Shares	(7,347)	(1,462)	—	—
Investor Shares	(221,520)	(47,164)	(869)	(715)
Class R6 Shares	(495,433)	(94,517)	(880)	(749)
Class R Shares	(93,887)	(13,611)	(2,651)	(1,033)
Class P Shares	(3,152,075)	(459,964)	(2,350,233)	(221,552)
Total distributions to shareholders	(30,671,437)	(5,224,240)	(2,469,280)	(246,528)

From share transactions:
Proceeds from sales of shares	18,293,282	38,748,349	6,725,755	28,455,067
Reinvestment of distributions	30,059,785	5,118,773	2,469,280	246,528
Cost of shares redeemed	(25,414,620)	(52,150,664)	(6,271,493)	(5,136,268)
Net increase (decrease) in net assets resulting from share transactions	22,938,447	(8,283,542)	2,923,542	23,565,327
TOTAL INCREASE (DECREASE)	(3,523,229)	76,510,784	1,329,940	29,880,798

Net assets:
Beginning of period	426,134,555	349,623,771	39,690,032	9,809,234
End of period	$422,611,326	$426,134,555	$41,019,972	$39,690,032

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Value Fund		Mid Cap Value Fund
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:
Net investment income	$2,654,295	$4,305,257	$2,047,333	$2,029,960
Net realized gain	22,393,831	46,577,647	94,219,583	196,723,419
Net change in unrealized gain (loss)	(17,063,784)	75,981,760	(66,644,867)	199,656,980
Net increase in net assets resulting from operations	7,984,342	126,864,664	29,622,049	398,410,359

Distributions to shareholders:
From distributable earnings:
Class A Shares	(9,847,776)	(2,596,115)	(81,091,952)	(1,732,461)
Class C Shares	(1,340,637)	(463,197)	(2,046,721)	—
Institutional Shares	(20,785,951)	(5,488,119)	(50,978,548)	(1,983,199)
Service Shares	(94,128)	(26,170)	(5,405,769)	(69,711)
Investor Shares	(416,593)	(118,038)	(6,718,024)	(214,960)
Class R6 Shares	(219,492)	(68,223)	(12,632,771)	(461,696)
Class R Shares	(360,604)	(95,537)	(3,286,387)	(26,075)
Class P Shares	(23,402,507)	(5,747,841)	(29,991,781)	(1,049,073)
Total distributions to shareholders	(56,467,688)	(14,603,240)	(192,151,953)	(5,537,175)

From share transactions:
Proceeds from sales of shares	22,877,254	48,264,420	118,541,700	145,667,551
Reinvestment of distributions	55,466,446	14,348,855	179,816,177	5,131,889
Cost of shares redeemed	(37,727,975)	(71,581,795)	(143,381,882)	(270,253,443)
Net increase (decrease) in net assets resulting from share transactions	40,615,725	(8,968,520)	154,975,995	(119,454,003)
TOTAL INCREASE (DECREASE)	(7,867,621)	103,292,904	(7,553,909)	273,419,181

Net assets:
Beginning of period	499,671,518	396,378,614	1,250,812,949	977,393,768
End of period	$491,803,897	$499,671,518	$1,243,259,040	$1,250,812,949

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Fund		Small/Mid Cap Value Fund
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:
Net investment income	$6,203,611	$7,263,587	$680,872	$681,672
Net realized gain	394,444,326	1,205,015,881	7,641,307	18,641,348
Net change in unrealized gain (loss)	(304,000,140)	847,333,265	(2,303,662)	36,742,167
Net increase in net assets resulting from operations	96,647,797	2,059,612,733	6,018,517	56,065,187

Distributions to shareholders:
From distributable earnings:
Class A Shares	(86,760,802)	(884,665)	(119,467)	(4,199)
Class C Shares	(495,489)	—	(75,322)	—
Institutional Shares	(372,106,140)	(13,501,670)	(1,191,915)	(60,427)
Service Shares	(4,846,092)	(18,081)	—	—
Investor Shares	(34,654,005)	(585,487)	(800,656)	(7,543)
Class R6 Shares	(250,111,215)	(7,311,413)	(5,624,330)	(439,348)
Class R Shares	(12,118,156)	—	(5,089)	—
Class P Shares	(61,591,156)	(1,337,472)	(5,339,404)	(332,143)
Total distributions to shareholders	(822,683,055)	(23,638,788)	(13,156,183)	(843,660)

From share transactions:
Proceeds from sales of shares	484,432,836	1,182,845,461	56,564,004	98,655,098
Reinvestment of distributions	794,278,372	23,006,155	13,155,489	842,799
Cost of shares redeemed	(1,112,144,092)	(2,958,322,797)	(38,850,753)	(30,854,997)
Net increase (decrease) in net assets resulting from share transactions	166,567,116	(1,752,471,181)	30,868,740	68,642,900
TOTAL INCREASE (DECREASE)	(559,468,142)	283,502,764	23,731,074	123,864,427

Net assets:
Beginning of period	4,802,645,328	4,519,142,564	225,021,589	101,157,162
End of period	$4,243,177,186	$4,802,645,328	$248,752,663	$225,021,589

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$47.25		$37.94	$38.96	$38.26	$35.17	$32.53

Net investment income(a)	0.31		0.59	0.62	0.67	0.67	0.61

Net realized and unrealized gain	0.17		9.28	0.58	0.99	3.12	2.60

Total from investment operations	0.48		9.87	1.20	1.66	3.79	3.21

Distributions to shareholders from net investment income	(0.37)		(0.56)	(0.65)	(0.66)	(0.70)	(0.57)

Distributions to shareholders from net realized gains	(3.03)		—	(1.57)	(0.30)	—	—

Total distributions	(3.40)		(0.56)	(2.22)	(0.96)	(0.70)	(0.57)

Net asset value, end of period	$44.33		$47.25	$37.94	$38.96	$38.26	$35.17

Total Return(b)	0.99%		26.23%	3.08%	4.53%	10.88%	9.93%

Net assets, end of period (in 000’s)	$324,485		$334,886	$292,009	$312,148	$318,960	$327,650

Ratio of net expenses to average net assets	1.04	%(c)	1.04%	1.08%	1.09%	1.12%	1.13%

Ratio of total expenses to average net assets	1.18	%(c)	1.20%	1.25%	1.25%	1.27%	1.24%

Ratio of net investment income to average net assets	1.37	%(c)	1.40%	1.67%	1.79%	1.81%	1.77%

Portfolio turnover rate(d)	4%		44%	42%	42%	69%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$44.89		$36.06	$37.12	$36.41	$33.50	$31.01

Net investment income(a)	0.14		0.26	0.34	0.38	0.37	0.33

Net realized and unrealized gain	0.16		8.82	0.54	0.96	2.98	2.48

Total from investment operations	0.30		9.08	0.88	1.34	3.35	2.81

Distributions to shareholders from net investment income	(0.20)		(0.25)	(0.37)	(0.33)	(0.44)	(0.32)

Distributions to shareholders from net realized gains	(3.03)		—	(1.57)	(0.30)	—	—

Total distributions	(3.23)		(0.25)	(1.94)	(0.63)	(0.44)	(0.32)

Net asset value, end of period	$41.96		$44.89	$36.06	$37.12	$36.41	$33.50

Total Return(b)	0.62%		25.26%	2.33%	3.82%	10.06%	9.10%

Net assets, end of period (in 000’s)	$4,975		$6,026	$5,477	$8,116	$16,982	$18,460

Ratio of net expenses to average net assets	1.79	%(c)	1.79%	1.83%	1.85%	1.87%	1.88%

Ratio of total expenses to average net assets	1.93	%(c)	1.95%	2.00%	2.00%	2.02%	1.99%

Ratio of net investment income to average net assets	0.62	%(c)	0.65%	0.94%	1.05%	1.06%	1.02%

Portfolio turnover rate(d)	4%		44%	42%	42%	69%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$48.15		$38.65	$39.66	$38.92	$35.77	$33.07

Net investment income(a)	0.39		0.75	0.76	0.83	0.81	0.77

Net realized and unrealized gain	0.16		9.44	0.58	1.01	3.18	2.64

Total from investment operations	0.55		10.19	1.34	1.84	3.99	3.41

Distributions to shareholders from net investment income	(0.44)		(0.69)	(0.78)	(0.80)	(0.84)	(0.71)

Distributions to shareholders from net realized gains	(3.03)		—	(1.57)	(0.30)	—	—

Total distributions	(3.47)		(0.69)	(2.35)	(1.10)	(0.84)	(0.71)

Net asset value, end of period	$45.23		$48.15	$38.65	$39.66	$38.92	$35.77

Total Return(b)	1.12%		26.63%	3.41%	4.94%	11.30%	10.38%

Net assets, end of period (in 000’s)	$32,983		$33,660	$22,592	$19,906	$24,658	$37,415

Ratio of net expenses to average net assets	0.73	%(c)	0.73%	0.74%	0.73%	0.73%	0.73%

Ratio of total expenses to average net assets	0.81	%(c)	0.83%	0.86%	0.86%	0.87%	0.84%

Ratio of net investment income to average net assets	1.68	%(c)	1.73%	2.00%	2.17%	2.17%	2.19%

Portfolio turnover rate(d)	4%		44%	42%	42%	69%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$47.45		$38.08	$39.10	$38.39	$35.28	$32.53

Net investment income(a)	0.27		0.48	0.57	0.61	0.63	0.57

Net realized and unrealized gain	0.17		9.35	0.57	1.01	3.13	2.61

Total from investment operations	0.44		9.83	1.14	1.62	3.76	3.18

Distributions to shareholders from net investment income	(0.33)		(0.46)	(0.59)	(0.61)	(0.65)	(0.43)

Distributions to shareholders from net realized gains	(3.03)		—	(1.57)	(0.30)	—	—

Total distributions	(3.36)		(0.46)	(2.16)	(0.91)	(0.65)	(0.43)

Net asset value, end of period	$44.53		$47.45	$38.08	$39.10	$38.39	$35.28

Total Return(b)	0.89%		26.01%	2.89%	4.40%	10.77%	9.84%

Net assets, end of period (in 000’s)	$101		$103	$161	$175	$84	$86

Ratio of net expenses to average net assets	1.23	%(c)	1.23%	1.24%	1.23%	1.23%	1.23%

Ratio of total expenses to average net assets	1.31	%(c)	1.33%	1.37%	1.36%	1.38%	1.33%

Ratio of net investment income to average net assets	1.18	%(c)	1.16%	1.52%	1.60%	1.70%	1.66%

Portfolio turnover rate(d)	4%		44%	42%	42%	69%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$47.18		$37.88	$38.91	$38.20	$35.12	$32.49

Net investment income(a)	0.37		0.69	0.71	0.76	0.76	0.75

Net realized and unrealized gain	0.16		9.27	0.58	1.00	3.11	2.55

Total from investment operations	0.53		9.96	1.29	1.76	3.87	3.30

Distributions to shareholders from net investment income	(0.43)		(0.66)	(0.75)	(0.75)	(0.79)	(0.67)

Distributions to shareholders from net realized gains	(3.03)		—	(1.57)	(0.30)	—	—

Total distributions	(3.46)		(0.66)	(2.32)	(1.05)	(0.79)	(0.67)

Net asset value, end of period	$44.25		$47.18	$37.88	$38.91	$38.20	$35.12

Total Return(b)	1.10%		26.54%	3.33%	4.82%	11.15%	10.21%

Net assets, end of period (in 000’s)	$3,024		$3,042	$2,384	$2,321	$2,851	$2,623

Ratio of net expenses to average net assets	0.79	%(c)	0.80%	0.83%	0.85%	0.87%	0.88%

Ratio of total expenses to average net assets	0.93	%(c)	0.95%	0.99%	1.00%	1.02%	1.00%

Ratio of net investment income to average net assets	1.62	%(c)	1.66%	1.92%	2.04%	2.07%	2.17%

Portfolio turnover rate(d)	4%		44%	42%	42%	69%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$48.15		$38.65	$39.66	$38.92	$35.76	$33.06

Net investment income(a)	0.40		0.75	0.76	0.80	0.83	0.77

Net realized and unrealized gain	0.17		9.44	0.58	1.04	3.17	2.64

Total from investment operations	0.57		10.19	1.34	1.84	4.00	3.41

Distributions to shareholders from net investment income	(0.45)		(0.69)	(0.78)	(0.80)	(0.84)	(0.71)

Distributions to shareholders from net realized gains	(3.03)		—	(1.57)	(0.30)	—	—

Total distributions	(3.48)		(0.69)	(2.35)	(1.10)	(0.84)	(0.71)

Net asset value, end of period	$45.24		$48.15	$38.65	$39.66	$38.92	$35.76

Total Return(b)	1.15%		26.64%	3.42%	4.95%	11.34%	10.39%

Net assets, end of period (in 000’s)	$6,726		$6,981	$5,378	$5,973	$13	$11

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.73%	0.72%	0.72%	0.73%

Ratio of total expenses to average net assets	0.80	%(c)	0.82%	0.86%	0.85%	0.86%	0.84%

Ratio of net investment income to average net assets	1.69	%(c)	1.73%	2.00%	2.08%	2.22%	2.20%

Portfolio turnover rate(d)	4%		44%	42%	42%	69%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$46.98		$37.73	$38.75	$38.05	$34.98	$32.35

Net investment income(a)	0.26		0.49	0.53	0.57	0.57	0.53

Net realized and unrealized gain	0.16		9.22	0.57	1.00	3.10	2.59

Total from investment operations	0.42		9.71	1.10	1.57	3.67	3.12

Distributions to shareholders from net investment income	(0.32)		(0.46)	(0.55)	(0.57)	(0.60)	(0.49)

Distributions to shareholders from net realized gains	(3.03)		—	(1.57)	(0.30)	—	—

Total distributions	(3.35)		(0.46)	(2.12)	(0.87)	(0.60)	(0.49)

Net asset value, end of period	$44.05		$46.98	$37.73	$38.75	$38.05	$34.98

Total Return(b)	0.85%		25.91%	2.82%	4.29%	10.59%	9.68%

Net assets, end of period (in 000’s)	$1,327		$1,337	$1,131	$1,525	$1,492	$1,571

Ratio of net expenses to average net assets	1.29	%(c)	1.29%	1.33%	1.34%	1.37%	1.38%

Ratio of total expenses to average net assets	1.43	%(c)	1.45%	1.50%	1.50%	1.52%	1.49%

Ratio of net investment income to average net assets	1.12	%(c)	1.15%	1.42%	1.54%	1.55%	1.54%

Portfolio turnover rate(d)	4%		44%	42%	42%	69%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$48.14		$38.64	$39.65	$38.92	$37.37

Net investment income(b)	0.40		0.76	0.76	0.82	0.31

Net realized and unrealized gain	0.16		9.43	0.59	1.01	1.48

Total from investment operations	0.56		10.19	1.35	1.83	1.79

Distributions to shareholders from net investment income	(0.45)		(0.69)	(0.79)	(0.80)	(0.24)

Distributions to shareholders from net realized gains	(3.03)		—	(1.57)	(0.30)	—

Total distributions	(3.48)		(0.69)	(2.36)	(1.10)	(0.24)

Net asset value, end of period	$45.22		$48.14	$38.64	$39.65	$38.92

Total Return(c)	1.15%		26.65%	3.43%	4.92%	4.84%

Net assets, end of period (in 000’s)	$48,991		$40,099	$20,492	$11,500	$10,835

Ratio of net expenses to average net assets	0.72	%(d)	0.72%	0.73%	0.72%	0.72	%(d)

Ratio of total expenses to average net assets	0.80	%(d)	0.82%	0.85%	0.85%	0.95	%(d)

Ratio of net investment income to average net assets	1.70	%(d)	1.74%	2.04%	2.16%	2.20	%(d)

Portfolio turnover rate(e)	4%		44%	42%	42%	69%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.86		$11.25	$10.69	$11.08	$11.10	$9.89

Net investment income(a)	0.05		0.07	0.09	0.08	0.05	0.10

Net realized and unrealized gain	0.23		3.76	0.62	0.09	0.87	1.22

Total from investment operations	0.28		3.83	0.71	0.17	0.92	1.32

Distributions to shareholders from net investment income	(0.07)		(0.08)	(0.04)	(0.05)	(0.08)	(0.11)

Distributions to shareholders from net realized gains	(0.86)		(0.14)	(0.11)	(0.51)	(0.86)	—

Total distributions	(0.93)		(0.22)	(0.15)	(0.56)	(0.94)	(0.11)

Net asset value, end of period	$14.21		$14.86	$11.25	$10.69	$11.08	$11.10

Total Return(b)	1.88%		34.43%	6.60%	2.10%	8.64%	13.42%

Net assets, end of period (in 000’s)	$243		$369	$148	$63	$52	$50

Ratio of net expenses to average net assets	1.04	%(c)	1.04%	1.09%	1.09%	1.12%	1.13%

Ratio of total expenses to average net assets	1.78	%(c)	2.27%	4.71%	8.11%	4.84%	7.96%

Ratio of net investment income to average net assets	0.62	%(c)	0.51%	0.83%	0.78%	0.50%	0.95%

Portfolio turnover rate(d)	44%		78%	102%	122%	204%	126%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.65		$11.11	$10.60	$11.03	$11.05	$9.84

Net investment income (loss)(a)	(0.02)		(0.03)	0.01	—	(0.03)	0.03

Net realized and unrealized gain	0.25		3.71	0.61	0.09	0.87	1.21

Total from investment operations	0.23		3.68	0.62	0.09	0.84	1.24

Distributions to shareholders from net investment income	—		—	—	(0.01)	—	(0.03)

Distributions to shareholders from net realized gains	(0.86)		(0.14)	(0.11)	(0.51)	(0.86)	—

Total distributions	(0.86)		(0.14)	(0.11)	(0.52)	(0.86)	(0.03)

Net asset value, end of period	$14.02		$14.65	$11.11	$10.60	$11.03	$11.05

Total Return(b)	1.54%		33.34%	5.85%	1.27%	7.87%	12.64%

Net assets, end of period (in 000’s)	$267		$49	$32	$30	$30	$48

Ratio of net expenses to average net assets	1.79	%(c)	1.79%	1.85%	1.85%	1.87%	1.88%

Ratio of total expenses to average net assets	2.48	%(c)	2.99%	5.81%	8.79%	5.77%	8.66%

Ratio of net investment income (loss) to average net assets	(0.25	)%(c)	(0.24)%	0.06%	0.05%	(0.24)%	0.25%

Portfolio turnover rate(d)	44%		78%	102%	122%	204%	126%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.92		$11.29	$10.72	$11.13	$11.14	$9.92

Net investment income(a)	0.07		0.11	0.12	0.12	0.09	0.15

Net realized and unrealized gain	0.24		3.77	0.63	0.08	0.88	1.21

Total from investment operations	0.31		3.88	0.75	0.20	0.97	1.36

Distributions to shareholders from net investment income	(0.11)		(0.11)	(0.07)	(0.10)	(0.12)	(0.14)

Distributions to shareholders from net realized gains	(0.86)		(0.14)	(0.11)	(0.51)	(0.86)	—

Total distributions	(0.97)		(0.25)	(0.18)	(0.61)	(0.98)	(0.14)

Net asset value, end of period	$14.26		$14.92	$11.29	$10.72	$11.13	$11.14

Total Return(b)	2.03%		34.80%	7.00%	2.47%	9.06%	13.79%

Net assets, end of period (in 000’s)	$1,123		$5,999	$871	$776	$1,007	$4,802

Ratio of net expenses to average net assets	0.73	%(c)	0.73%	0.76%	0.73%	0.73%	0.73%

Ratio of total expenses to average net assets	1.47	%(c)	1.65%	4.65%	7.57%	4.40%	7.40%

Ratio of net investment income to average net assets	1.01	%(c)	0.82%	1.13%	1.16%	0.86%	1.39%

Portfolio turnover rate(d)	44%		78%	102%	122%	204%	126%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.88		$11.26	$10.69	$11.13	$11.13	$9.91

Net investment income(a)	0.06		0.09	0.11	0.11	0.08	0.13

Net realized and unrealized gain	0.24		3.77	0.63	0.07	0.88	1.22

Total from investment operations	0.30		3.86	0.74	0.18	0.96	1.35

Distributions to shareholders from net investment income	(0.11)		(0.10)	(0.06)	(0.11)	(0.10)	(0.13)

Distributions to shareholders from net realized gains	(0.86)		(0.14)	(0.11)	(0.51)	(0.86)	—

Total distributions	(0.97)		(0.24)	(0.17)	(0.62)	(0.96)	(0.13)

Net asset value, end of period	$14.21		$14.88	$11.26	$10.69	$11.13	$11.13

Total Return(b)	1.98%		34.71%	6.92%	2.26%	9.01%	13.65%

Net assets, end of period (in 000’s)	$14		$13	$34	$32	$31	$28

Ratio of net expenses to average net assets	0.80	%(c)	0.80%	0.85%	0.85%	0.87%	0.88%

Ratio of total expenses to average net assets	1.52	%(c)	2.61%	4.81%	7.79%	4.77%	7.61%

Ratio of net investment income to average net assets	0.82	%(c)	0.69%	1.04%	1.05%	0.72%	1.20%

Portfolio turnover rate(d)	44%		78%	102%	122%	204%	126%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.89		$11.27	$10.71	$11.14	$11.15	$9.92

Net investment income(a)	0.07		0.10	0.12	0.12	0.10	0.15

Net realized and unrealized gain	0.24		3.77	0.62	0.09	0.87	1.22

Total from investment operations	0.31		3.87	0.74	0.21	0.97	1.37

Distributions to shareholders from net investment income	(0.12)		(0.11)	(0.07)	(0.13)	(0.12)	(0.14)

Distributions to shareholders from net realized gains	(0.86)		(0.14)	(0.11)	(0.51)	(0.86)	—

Total distributions	(0.98)		(0.25)	(0.18)	(0.64)	(0.98)	(0.14)

Net asset value, end of period	$14.22		$14.89	$11.27	$10.71	$11.14	$11.15

Total Return(b)	2.13%		34.79%	6.92%	2.52%	9.06%	13.91%

Net assets, end of period (in 000’s)	$14		$13	$34	$32	$31	$28

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.75%	0.72%	0.72%	0.71%

Ratio of total expenses to average net assets	1.38	%(c)	2.48%	4.67%	7.64%	4.64%	7.46%

Ratio of net investment income to average net assets	0.90	%(c)	0.77%	1.13%	1.16%	0.87%	1.37%

Portfolio turnover rate(d)	44%		78%	102%	122%	204%	126%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.76		$11.20	$10.65	$11.07	$11.09	$9.88

Net investment income(a)	0.02		0.03	0.06	0.06	0.02	0.07

Net realized and unrealized gain	0.25		3.74	0.61	0.09	0.87	1.22

Total from investment operations	0.27		3.77	0.67	0.15	0.89	1.29

Distributions to shareholders from net investment income	(0.04)		(0.07)	(0.01)	(0.06)	(0.05)	(0.08)

Distributions to shareholders from net realized gains	(0.86)		(0.14)	(0.11)	(0.51)	(0.86)	—

Total distributions	(0.90)		(0.21)	(0.12)	(0.57)	(0.91)	(0.08)

Net asset value, end of period	$14.13		$14.76	$11.20	$10.65	$11.07	$11.09

Total Return(b)	1.82%		34.04%	6.27%	1.91%	8.35%	13.08%

Net assets, end of period (in 000’s)	$44		$43	$33	$31	$30	$28

Ratio of net expenses to average net assets	1.29	%(c)	1.29%	1.35%	1.35%	1.37%	1.38%

Ratio of total expenses to average net assets	2.02	%(c)	2.69%	5.31%	8.29%	5.27%	8.12%

Ratio of net investment income to average net assets	0.32	%(c)	0.23%	0.55%	0.54%	0.22%	0.70%

Portfolio turnover rate(d)	44%		78%	102%	122%	204%	126%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.90		$11.28	$10.71	$11.15	$10.54

Net investment income(b)	0.06		0.11	0.12	0.12	0.04

Net realized and unrealized gain	0.25		3.76	0.63	0.08	0.57

Total from investment operations	0.31		3.87	0.75	0.20	0.61

Distributions to shareholders from net investment income	(0.12)		(0.11)	(0.07)	(0.13)	—

Distributions to shareholders from net realized gains	(0.86)		(0.14)	(0.11)	(0.51)	—

Total distributions	(0.98)		(0.25)	(0.18)	(0.64)	—

Net asset value, end of period	$14.23		$14.90	$11.28	$10.71	$11.15

Total Return(c)	2.07%		34.76%	7.03%	2.44%	5.79%

Net assets, end of period (in 000’s)	$39,316		$33,202	$8,657	$4,739	$5,652

Ratio of net expenses to average net assets	0.72	%(d)	0.72%	0.74%	0.72%	0.72	%(d)

Ratio of total expenses to average net assets	1.38	%(d)	1.80%	4.45%	7.47%	5.91	%(d)

Ratio of net investment income to average net assets	0.87	%(d)	0.82%	1.16%	1.16%	0.89	%(d)

Portfolio turnover rate(e)	44%		78%	102%	122%	204%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$17.86		$13.92	$14.42	$16.16	$17.25	$16.08

Net investment income(a)	0.07		0.12	0.16	0.16	0.13	0.19

Net realized and unrealized gain (loss)	0.19		4.31	0.18	(0.25)	1.35	1.26

Total from investment operations	0.26		4.43	0.34	(0.09)	1.48	1.45

Distributions to shareholders from net investment income	(0.12)		(0.16)	(0.17)	(0.14)	(0.21)	(0.28)

Distributions to shareholders from net realized gains	(1.91)		(0.33)	(0.67)	(1.51)	(2.36)	—

Total distributions	(2.03)		(0.49)	(0.84)	(1.65)	(2.57)	(0.28)

Net asset value, end of period	$16.09		$17.86	$13.92	$14.42	$16.16	$17.25

Total Return(b)	1.46%		32.64%	1.97%	0.38%	9.29%	9.04%

Net assets, end of period (in 000’s)	$85,877		$87,359	$74,559	$84,723	$92,226	$153,608

Ratio of net expenses to average net assets	1.04	%(c)	1.04%	1.07%	1.11%	1.11%	1.14%

Ratio of total expenses to average net assets	1.22	%(c)	1.24%	1.28%	1.28%	1.24%	1.22%

Ratio of net investment income to average net assets	0.85	%(c)	0.74%	1.13%	1.10%	0.81%	1.14%

Portfolio turnover rate(d)	18%		53%	64%	62%	171%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.80		$13.12	$13.64	$15.32	$16.51	$15.43

Net investment income(a)	0.01		—	0.05	0.05	0.01	0.07

Net realized and unrealized gain (loss)	0.18		4.06	0.17	(0.22)	1.29	1.19

Total from investment operations	0.19		4.06	0.22	(0.17)	1.30	1.26

Distributions to shareholders from net investment income	—		(0.05)	(0.07)	—	(0.13)	(0.18)

Distributions to shareholders from net realized gains	(1.91)		(0.33)	(0.67)	(1.51)	(2.36)	—

Total distributions	(1.91)		(0.38)	(0.74)	(1.51)	(2.49)	(0.18)

Net asset value, end of period	$15.08		$16.80	$13.12	$13.64	$15.32	$16.51

Total Return(b)	1.10%		31.59%	1.21%	(0.28)%	8.46%	8.18%

Net assets, end of period (in 000’s)	$11,636		$12,948	$17,422	$21,481	$36,819	$39,403

Ratio of net expenses to average net assets	1.79	%(c)	1.79%	1.82%	1.86%	1.86%	1.89%

Ratio of total expenses to average net assets	1.97	%(c)	1.99%	2.03%	2.03%	1.99%	1.97%

Ratio of net investment income to average net assets	0.09	%(c)	0.00%	0.39%	0.35%	0.06%	0.41%

Portfolio turnover rate(d)	18%		53%	64%	62%	171%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$18.08		$14.08	$14.58	$16.32	$17.42	$16.25

Net investment income(a)	0.10		0.17	0.20	0.21	0.19	0.25

Net realized and unrealized gain (loss)	0.19		4.37	0.19	(0.26)	1.36	1.27

Total from investment operations	0.29		4.54	0.39	(0.05)	1.55	1.52

Distributions to shareholders from net investment income	(0.17)		(0.21)	(0.22)	(0.18)	(0.28)	(0.35)

Distributions to shareholders from net realized gains	(1.91)		(0.33)	(0.67)	(1.51)	(2.37)	—

Total distributions	(2.08)		(0.54)	(0.89)	(1.69)	(2.65)	(0.35)

Net asset value, end of period	$16.29		$18.08	$14.08	$14.58	$16.32	$17.42

Total Return(b)	1.60%		33.08%	2.26%	0.69%	9.65%	9.41%

Net assets, end of period (in 000’s)	$174,137		$181,806	$140,814	$177,613	$174,803	$645,552

Ratio of net expenses to average net assets	0.73	%(c)	0.73%	0.76%	0.79%	0.79%	0.78%

Ratio of total expenses to average net assets	0.85	%(c)	0.87%	0.90%	0.89%	0.85%	0.82%

Ratio of net investment income to average net assets	1.16	%(c)	1.04%	1.43%	1.42%	1.13%	1.46%

Portfolio turnover rate(d)	18%		53%	64%	62%	171%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$17.78		$13.86	$14.36	$16.03	$17.14	$15.99

Net investment income(a)	0.06		0.09	0.13	0.13	0.10	0.17

Net realized and unrealized gain (loss)	0.19		4.29	0.19	(0.24)	1.35	1.23

Total from investment operations	0.25		4.38	0.32	(0.11)	1.45	1.40

Distributions to shareholders from net investment income	(0.09)		(0.13)	(0.15)	(0.05)	(0.20)	(0.25)

Distributions to shareholders from net realized gains	(1.91)		(0.33)	(0.67)	(1.51)	(2.36)	—

Total distributions	(2.00)		(0.46)	(0.82)	(1.56)	(2.56)	(0.25)

Net asset value, end of period	$16.03		$17.78	$13.86	$14.36	$16.03	$17.14

Total Return(b)	1.37%		32.36%	1.80%	0.20%	9.15%	8.80%

Net assets, end of period (in 000’s)	$923		$846	$836	$1,004	$1,201	$2,914

Ratio of net expenses to average net assets	1.23	%(c)	1.23%	1.26%	1.29%	1.29%	1.28%

Ratio of total expenses to average net assets	1.35	%(c)	1.37%	1.40%	1.39%	1.35%	1.32%

Ratio of net investment income to average net assets	0.65	%(c)	0.55%	0.94%	0.91%	0.64%	1.01%

Portfolio turnover rate(d)	18%		53%	64%	62%	171%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$17.87		$13.93	$14.43	$16.17	$17.28	$16.11

Net investment income(a)	0.09		0.16	0.19	0.20	0.17	0.25

Net realized and unrealized gain (loss)	0.20		4.31	0.19	(0.26)	1.36	1.23

Total from investment operations	0.29		4.47	0.38	(0.06)	1.53	1.48

Distributions to shareholders from net investment income	(0.16)		(0.20)	(0.21)	(0.17)	(0.27)	(0.31)

Distributions to shareholders from net realized gains	(1.91)		(0.33)	(0.67)	(1.51)	(2.37)	—

Total distributions	(2.07)		(0.53)	(0.88)	(1.68)	(2.64)	(0.31)

Net asset value, end of period	$16.09		$17.87	$13.93	$14.43	$16.17	$17.28

Total Return(b)	1.63%		32.92%	2.22%	0.64%	9.61%	9.26%

Net assets, end of period (in 000’s)	$3,590		$3,559	$3,460	$4,191	$7,447	$6,516

Ratio of net expenses to average net assets	0.79	%(c)	0.79%	0.82%	0.86%	0.86%	0.88%

Ratio of total expenses to average net assets	0.97	%(c)	0.99%	1.03%	1.03%	0.99%	0.97%

Ratio of net investment income to average net assets	1.10	%(c)	0.99%	1.37%	1.35%	1.06%	1.47%

Portfolio turnover rate(d)	18%		53%	64%	62%	171%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$18.54		$14.43	$14.92	$16.66	$17.45	$16.25

Net investment income(a)	0.10		0.17	0.21	0.22	0.18	0.21

Net realized and unrealized gain (loss)	0.21		4.48	0.19	(0.26)	1.39	1.34

Total from investment operations	0.31		4.65	0.40	(0.04)	1.57	1.55

Distributions to shareholders from net investment income	(0.18)		(0.21)	(0.22)	(0.19)	—	(0.35)

Distributions to shareholders from net realized gains	(1.91)		(0.33)	(0.67)	(1.51)	(2.36)	—

Total distributions	(2.09)		(0.54)	(0.89)	(1.70)	(2.36)	(0.35)

Net asset value, end of period	$16.76		$18.54	$14.43	$14.92	$16.66	$17.45

Total Return(b)	1.63%		33.05%	2.29%	0.73%	9.67%	9.63%

Net assets, end of period (in 000’s)	$2,021		$1,958	$1,636	$2,172	$1,106	$11

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.75%	0.78%	0.78%	0.76%

Ratio of total expenses to average net assets	0.84	%(c)	0.86%	0.89%	0.89%	0.85%	0.79%

Ratio of net investment income to average net assets	1.17	%(c)	1.06%	1.43%	1.44%	1.12%	1.27%

Portfolio turnover rate(d)	18%		53%	64%	62%	171%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$17.27		$13.47	$13.97	$15.71	$16.86	$15.73

Net investment income(a)	0.05		0.07	0.12	0.12	0.09	0.15

Net realized and unrealized gain (loss)	0.19		4.18	0.17	(0.25)	1.32	1.22

Total from investment operations	0.24		4.25	0.29	(0.13)	1.41	1.37

Distributions to shareholders from net investment income	(0.09)		(0.12)	(0.12)	(0.10)	(0.20)	(0.24)

Distributions to shareholders from net realized gains	(1.91)		(0.33)	(0.67)	(1.51)	(2.36)	—

Total distributions	(2.00)		(0.45)	(0.79)	(1.61)	(2.56)	(0.24)

Net asset value, end of period	$15.51		$17.27	$13.47	$13.97	$15.71	$16.86

Total Return(b)	1.34%		32.32%	1.70%	0.12%	9.05%	8.73%

Net assets, end of period (in 000’s)	$3,009		$3,269	$2,932	$4,008	$5,252	$6,204

Ratio of net expenses to average net assets	1.29	%(c)	1.29%	1.32%	1.36%	1.36%	1.39%

Ratio of total expenses to average net assets	1.47	%(c)	1.49%	1.53%	1.53%	1.49%	1.47%

Ratio of net investment income to average net assets	0.59	%(c)	0.49%	0.89%	0.85%	0.56%	0.90%

Portfolio turnover rate(d)	18%		53%	64%	62%	171%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$18.54		$14.43	$14.92	$16.66	$15.81

Net investment income(b)	0.10		0.17	0.21	0.21	0.08

Net realized and unrealized gain (loss)	0.21		4.48	0.19	(0.25)	0.77

Total from investment operations	0.31		4.65	0.40	(0.04)	0.85

Distributions to shareholders from net investment income	(0.18)		(0.21)	(0.22)	(0.19)	—

Distributions to shareholders from net realized gains	(1.91)		(0.33)	(0.67)	(1.51)	—

Total distributions	(2.09)		(0.54)	(0.89)	(1.70)	—

Net asset value, end of period	$16.76		$18.54	$14.43	$14.92	$16.66

Total Return(c)	1.63%		33.05%	2.29%	0.74%	5.38%

Net assets, end of period (in 000’s)	$210,612		$207,926	$154,720	$180,475	$248,012

Ratio of net expenses to average net assets	0.72	%(d)	0.72%	0.75%	0.78%	0.78	%(d)

Ratio of total expenses to average net assets	0.84	%(d)	0.86%	0.89%	0.88%	0.85	%(d)

Ratio of net investment income to average net assets	1.17	%(d)	1.05%	1.45%	1.43%	1.26	%(d)

Portfolio turnover rate(e)	18%		53%	64%	62%	171%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$44.72		$31.22	$32.33	$36.62	$38.27	$35.25

Net investment income(a)	0.03		—	0.16	0.16	0.08	0.19

Net realized and unrealized gain (loss)	1.08		13.63	(0.22)	0.40	3.71	3.20

Total from investment operations	1.11		13.63	(0.06)	0.56	3.79	3.39

Distributions to shareholders from net investment income	(0.11)		(0.13)	(0.18)	(0.14)	(0.15)	(0.37)

Distributions to shareholders from net realized gains	(6.83)		—	(0.84)	(4.71)	(5.29)	—

Distributions to shareholders from return of capital	—		—	(0.03)	—	—	—

Total distributions	(6.94)		(0.13)	(1.05)	(4.85)	(5.44)	(0.37)

Net asset value, end of period	$38.89		$44.72	$31.22	$32.33	$36.62	$38.27

Total Return(b)	2.30%		43.77%	(0.41)%	3.39%	10.68%	9.66%

Net assets, end of period (in 000’s)	$512,912		$536,384	$424,878	$526,864	$630,820	$851,681

Ratio of net expenses to average net assets	1.20	%(c)	1.21%	1.24%	1.22%	1.22%	1.17%

Ratio of total expenses to average net assets	1.20	%(c)	1.21%	1.24%	1.23%	1.22%	1.17%

Ratio of net investment income to average net assets	0.15	%(c)	0.01%	0.52%	0.49%	0.22%	0.51%

Portfolio turnover rate(d)	22%		66%	87%	82%	137%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$38.53		$27.00	$28.10	$32.59	$34.68	$32.00

Net investment loss(a)	(0.11)		(0.24)	(0.02)	(0.07)	(0.17)	(0.09)

Net realized and unrealized gain (loss)	0.94		11.77	(0.24)	0.29	3.33	2.92

Total from investment operations	0.83		11.53	(0.26)	0.22	3.16	2.83

Distributions to shareholders from net investment income	—		—	—	—	—	(0.15)

Distributions to shareholders from net realized gains	(6.83)		—	(0.81)	(4.71)	(5.25)	—

Distributions to shareholders from return of capital	—		—	(0.03)	—	—	—

Total distributions	(6.83)		—	(0.84)	(4.71)	(5.25)	(0.15)

Net asset value, end of period	$32.53		$38.53	$27.00	$28.10	$32.59	$34.68

Total Return(b)	1.92%		42.70%	(1.14)%	2.58%	9.86%	8.86%

Net assets, end of period (in 000’s)	$11,405		$12,836	$16,230	$28,175	$78,897	$102,928

Ratio of net expenses to average net assets	1.95	%(c)	1.96%	1.99%	1.98%	1.97%	1.92%

Ratio of total expenses to average net assets	1.95	%(c)	1.96%	1.99%	1.98%	1.97%	1.92%

Ratio of net investment loss to average net assets	(0.59	)%(c)	(0.73)%	(0.07)%	(0.24)%	(0.53)%	(0.25)%

Portfolio turnover rate(d)	22%		66%	87%	82%	137%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$45.34		$31.65	$32.76	$37.06	$38.68	$35.64

Net investment income(a)	0.11		0.15	0.26	0.29	0.21	0.34

Net realized and unrealized gain (loss)	1.10		13.80	(0.19)	0.39	3.77	3.25

Total from investment operations	1.21		13.95	0.07	0.68	3.98	3.59

Distributions to shareholders from net investment income	(0.25)		(0.26)	(0.30)	(0.27)	(0.26)	(0.55)

Distributions to shareholders from net realized gains	(6.83)		—	(0.84)	(4.71)	(5.34)	—

Distributions to shareholders from return of capital	—		—	(0.04)	—	—	—

Total distributions	(7.08)		(0.26)	(1.18)	(4.98)	(5.60)	(0.55)

Net asset value, end of period	$39.47		$45.34	$31.65	$32.76	$37.06	$38.68

Total Return(b)	2.50%		44.27%	(0.03)%	3.78%	11.13%	10.12%

Net assets, end of period (in 000’s)	$333,804		$331,383	$271,283	$346,004	$555,930	$1,424,886

Ratio of net expenses to average net assets	0.83	%(c)	0.84%	0.86%	0.84%	0.83%	0.77%

Ratio of total expenses to average net assets	0.83	%(c)	0.84%	0.86%	0.84%	0.83%	0.77%

Ratio of net investment income to average net assets	0.52	%(c)	0.38%	0.82%	0.89%	0.58%	0.91%

Portfolio turnover rate(d)	22%		66%	87%	82%	137%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$43.69		$30.50	$31.58	$35.89	$37.61	$34.63

Net investment income (loss)(a)	—	(b)	(0.04)	0.13	0.12	0.04	0.15

Net realized and unrealized gain (loss)	1.06		13.31	(0.24)	0.38	3.65	3.15

Total from investment operations	1.06		13.27	(0.10)	0.50	3.69	3.30

Distributions to shareholders from net investment income	(0.07)		(0.08)	(0.11)	(0.10)	(0.12)	(0.32)

Distributions to shareholders from net realized gains	(6.83)		—	(0.84)	(4.71)	(5.29)	—

Distributions to shareholders from return of capital	—		—	(0.03)	—	—	—

Total distributions	(6.90)		(0.08)	(0.98)	(4.81)	(5.41)	(0.32)

Net asset value, end of period	$37.85		$43.69	$30.50	$31.58	$35.89	$37.61

Total Return(c)	2.23%		43.57%	(0.52)%	3.25%	10.58%	9.56%

Net assets, end of period (in 000’s)	$38,786		$34,851	$30,424	$47,597	$65,727	$87,438

Ratio of net expenses to average net assets	1.33	%(d)	1.34%	1.36%	1.34%	1.33%	1.27%

Ratio of total expenses to average net assets	1.33	%(d)	1.34%	1.36%	1.34%	1.33%	1.28%

Ratio of net investment income (loss) to average net assets	0.01	%(d)	(0.12)%	0.43%	0.38%	0.11%	0.40%

Portfolio turnover rate(e)	22%		66%	87%	82%	137%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$43.60		$30.44	$31.55	$35.89	$37.57	$34.63

Net investment income(a)	0.09		0.10	0.22	0.23	0.17	0.27

Net realized and unrealized gain (loss)	1.06		13.28	(0.19)	0.37	3.63	3.17

Total from investment operations	1.15		13.38	0.03	0.60	3.80	3.44

Distributions to shareholders from net investment income	(0.21)		(0.22)	(0.26)	(0.23)	(0.18)	(0.50)

Distributions to shareholders from net realized gains	(6.83)		—	(0.84)	(4.71)	(5.30)	—

Distributions to shareholders from return of capital	—		—	(0.04)	—	—	—

Total distributions	(7.04)		(0.22)	(1.14)	(4.94)	(5.48)	(0.50)

Net asset value, end of period	$37.71		$43.60	$30.44	$31.55	$35.89	$37.57

Total Return(b)	2.45%		44.11%	(0.16)%	3.63%	10.98%	9.94%

Net assets, end of period (in 000’s)	$51,552		$42,206	$33,249	$41,809	$51,375	$77,446

Ratio of net expenses to average net assets	0.95	%(c)	0.96%	0.99%	0.97%	0.97%	0.92%

Ratio of total expenses to average net assets	0.95	%(c)	0.96%	0.99%	0.98%	0.97%	0.92%

Ratio of net investment income to average net assets	0.42	%(c)	0.26%	0.72%	0.74%	0.47%	0.73%

Portfolio turnover rate(d)	22%		66%	87%	82%	137%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$45.31		$31.62	$32.74	$37.04	$38.66	$35.64

Net investment income(a)	0.11		0.15	0.25	0.27	0.22	0.36

Net realized and unrealized gain (loss)	1.10		13.80	(0.18)	0.41	3.76	3.22

Total from investment operations	1.21		13.95	0.07	0.68	3.98	3.58

Distributions to shareholders from net investment income	(0.26)		(0.26)	(0.27)	(0.27)	(0.27)	(0.56)

Distributions to shareholders from net realized gains	(6.83)		—	(0.84)	(4.71)	(5.33)	—

Distributions to shareholders from return of capital	—		—	(0.08)	—	—	—

Total distributions	(7.09)		(0.26)	(1.19)	(4.98)	(5.60)	(0.56)

Net asset value, end of period	$39.43		$45.31	$31.62	$32.74	$37.04	$38.66

Total Return(b)	2.49%		44.33%	(0.05)%	3.79%	11.10%	10.13%

Net assets, end of period (in 000’s)	$82,989		$80,114	$54,633	$50,538	$39,520	$73,505

Ratio of net expenses to average net assets	0.82	%(c)	0.83%	0.85%	0.82%	0.82%	0.75%

Ratio of total expenses to average net assets	0.82	%(c)	0.83%	0.85%	0.83%	0.82%	0.75%

Ratio of net investment income to average net assets	0.53	%(c)	0.39%	0.82%	0.85%	0.60%	0.97%

Portfolio turnover rate(d)	22%		66%	87%	82%	137%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$43.09		$30.09	$31.20	$35.52	$37.28	$34.38

Net investment income (loss)(a)	(0.02)		(0.09)	0.10	0.08	(0.01)	0.09

Net realized and unrealized gain (loss)	1.04		13.14	(0.24)	0.37	3.61	3.13

Total from investment operations	1.02		13.05	(0.14)	0.45	3.60	3.22

Distributions to shareholders from net investment income	(0.02)		(0.05)	(0.10)	(0.06)	(0.09)	(0.32)

Distributions to shareholders from net realized gains	(6.83)		—	(0.84)	(4.71)	(5.27)	—

Distributions to shareholders from return of capital	—		—	(0.03)	—	—	—

Total distributions	(6.85)		(0.05)	(0.97)	(4.77)	(5.36)	(0.32)

Net asset value, end of period	$37.26		$43.09	$30.09	$31.20	$35.52	$37.28

Total Return(b)	2.17%		43.41%	(0.65)%	3.10%	10.43%	9.40%

Net assets, end of period (in 000’s)	$20,457		$21,249	$17,015	$21,916	$28,103	$34,193

Ratio of net expenses to average net assets	1.45	%(c)	1.46%	1.49%	1.47%	1.47%	1.42%

Ratio of total expenses to average net assets	1.45	%(c)	1.46%	1.49%	1.48%	1.47%	1.43%

Ratio of net investment income (loss) to average net assets	(0.09	)%(c)	(0.23)%	0.32%	0.25%	(0.03)%	0.25%

Portfolio turnover rate(d)	22%		66%	87%	82%	137%	124%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$45.30		$31.62	$32.73	$37.04	$35.64

Net investment income(b)	0.11		0.15	0.26	0.29	0.13

Net realized and unrealized gain (loss)	1.11		13.79	(0.19)	0.39	1.27

Total from investment operations	1.22		13.94	0.07	0.68	1.40

Distributions to shareholders from net investment income	(0.26)		(0.26)	(0.33)	(0.28)	—

Distributions to shareholders from net realized gains	(6.83)		—	(0.84)	(4.71)	—

Distributions to shareholders from return of capital	—		—	(0.01)	—	—

Total distributions	(7.09)		(0.26)	(1.18)	(4.99)	—

Net asset value, end of period	$39.43		$45.30	$31.62	$32.73	$37.04

Total Return(c)	2.51%		44.30%	(0.02)%	3.80%	3.93%

Net assets, end of period (in 000’s)	$191,355		$191,790	$129,680	$141,460	$172,003

Ratio of net expenses to average net assets	0.82	%(d)	0.83%	0.85%	0.83%	0.86	%(d)

Ratio of total expenses to average net assets	0.82	%(d)	0.83%	0.85%	0.83%	0.86	%(d)

Ratio of net investment income to average net assets	0.53	%(d)	0.39%	0.82%	0.89%	0.94	%(d)

Portfolio turnover rate(e)	22%		66%	87%	82%	137%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$60.69		$40.60	$47.20	$59.98	$56.63	$52.52

Net investment income(a)	—	(b)	(0.08)	0.20	0.20	0.04	0.16

Net realized and unrealized gain (loss)	1.01		20.27	(4.48)	(7.12)	9.70	5.92

Total from investment operations	1.01		20.19	(4.28)	(6.92)	9.74	6.08

Distributions to shareholders from net investment income	(0.03)		(0.10)	(0.26)	(0.02)	(0.08)	(0.22)

Distributions to shareholders from net realized gains	(11.85)		—	(2.06)	(5.84)	(6.31)	(1.75)

Total distributions	(11.88)		(0.10)	(2.32)	(5.86)	(6.39)	(1.97)

Net asset value, end of period	$49.82		$60.69	$40.60	$47.20	$59.98	$56.63

Total Return(c)	1.63%		49.77%	(9.92)%	(11.16)%	18.15%	11.56%

Net assets, end of period (in 000’s)	$419,764		$468,122	$413,666	$594,825	$803,918	$851,497

Ratio of net expenses to average net assets	1.29	%(d)	1.30%	1.34%	1.34%	1.33%	1.34%

Ratio of total expenses to average net assets	1.36	%(d)	1.36%	1.37%	1.36%	1.36%	1.38%

Ratio of net investment income (loss) to average net assets	(0.01	)%(d)	(0.15)%	0.47%	0.39%	0.07%	0.29%

Portfolio turnover rate(e)	25%		64%	75%	47%	55%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is more than $(0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$42.63		$28.68	$33.97	$45.37	$44.50	$41.75

Net investment loss(a)	(0.14)		(0.33)	(0.02)	(0.13)	(0.31)	(0.20)

Net realized and unrealized gain (loss)	0.71		14.28	(3.21)	(5.43)	7.49	4.70

Total from investment operations	0.57		13.95	(3.23)	(5.56)	7.18	4.50

Distributions to shareholders from net realized gains	(11.85)		—	(2.06)	(5.84)	(6.31)	(1.75)

Net asset value, end of period	$31.35		$42.63	$28.68	$33.97	$45.37	$44.50

Total Return(b)	1.27%		48.69%	(10.61)%	(11.83)%	17.26%	10.72%

Net assets, end of period (in 000’s)	$1,965		$2,204	$3,220	$8,867	$37,157	$37,357

Ratio of net expenses to average net assets	2.04	%(c)	2.05%	2.09%	2.09%	2.08%	2.09%

Ratio of total expenses to average net assets	2.11	%(c)	2.11%	2.12%	2.11%	2.11%	2.13%

Ratio of net investment loss to average net assets	(0.77	)%(c)	(0.89)%	(0.05)%	(0.36)%	(0.69)%	(0.45)%

Portfolio turnover rate(d)	25%		64%	75%	47%	55%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$66.58		$44.52	$51.56	$64.90	$60.78	$56.20

Net investment income(a)	0.10		0.11	0.35	0.43	0.28	0.41

Net realized and unrealized gain (loss)	1.09		22.22	(4.87)	(7.71)	10.46	6.34

Total from investment operations	1.19		22.33	(4.52)	(7.28)	10.74	6.75

Distributions to shareholders from net investment income	(0.19)		(0.27)	(0.46)	(0.22)	(0.31)	(0.42)

Distributions to shareholders from net realized gains	(11.85)		—	(2.06)	(5.84)	(6.31)	(1.75)

Total distributions	(12.04)		(0.27)	(2.52)	(6.06)	(6.62)	(2.17)

Net asset value, end of period	$55.73		$66.58	$44.52	$51.56	$64.90	$60.78

Total Return(b)	1.79%		50.29%	(9.60)%	(10.81)%	18.62%	12.00%

Net assets, end of period (in 000’s)	$1,862,835		$2,331,482	$2,454,781	$3,114,853	$4,304,041	$4,393,986

Ratio of net expenses to average net assets	0.97	%(c)	0.96%	0.96%	0.95%	0.94%	0.94%

Ratio of total expenses to average net assets	0.99	%(c)	0.99%	0.99%	0.97%	0.97%	0.98%

Ratio of net investment income to average net assets	0.31	%(c)	0.19%	0.74%	0.78%	0.45%	0.69%

Portfolio turnover rate(d)	25%		64%	75%	47%	55%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$58.44		$39.10	$45.50	$58.10	$55.04	$51.10

Net investment income (loss)(a)	(0.05)		(0.15)	0.16	0.14	(0.03)	0.09

Net realized and unrealized gain (loss)	0.97		19.51	(4.35)	(6.90)	9.42	5.77

Total from investment operations	0.92		19.36	(4.19)	(6.76)	9.39	5.86

Distributions to shareholders from net investment income	—		(0.02)	(0.15)	—	(0.02)	(0.17)

Distributions to shareholders from net realized gains	(11.85)		—	(2.06)	(5.84)	(6.31)	(1.75)

Total distributions	(11.85)		(0.02)	(2.21)	(5.84)	(6.33)	(1.92)

Net asset value, end of period	$47.51		$58.44	$39.10	$45.50	$58.10	$55.04

Total Return(b)	1.53%		49.53%	(10.04)%	(11.26)%	18.02%	11.44%

Net assets, end of period (in 000’s)	$22,732		$27,102	$39,295	$75,860	$110,636	$145,996

Ratio of net expenses to average net assets	1.47	%(c)	1.46%	1.46%	1.45%	1.44%	1.44%

Ratio of total expenses to average net assets	1.49	%(c)	1.49%	1.49%	1.47%	1.47%	1.48%

Ratio of net investment income (loss) to average net assets	(0.19	)%(c)	(0.31)%	0.39%	0.29%	(0.06)%	0.17%

Portfolio turnover rate(d)	25%		64%	75%	47%	55%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$60.18		$40.26	$46.84	$59.60	$56.32	$52.23

Net investment income(a)	0.07		0.05	0.27	0.32	0.18	0.29

Net realized and unrealized gain (loss)	1.00		20.09	(4.39)	(7.09)	9.64	5.90

Total from investment operations	1.07		20.14	(4.12)	(6.77)	9.82	6.19

Distributions to shareholders from net investment income	(0.17)		(0.22)	(0.40)	(0.15)	(0.23)	(0.35)

Distributions to shareholders from net realized gains	(11.85)		—	(2.06)	(5.84)	(6.31)	(1.75)

Total distributions	(12.02)		(0.22)	(2.46)	(5.99)	(6.54)	(2.10)

Net asset value, end of period	$49.23		$60.18	$40.26	$46.84	$59.60	$56.32

Total Return(b)	1.76%		50.14%	(9.70)%	(10.94)%	18.44%	11.84%

Net assets, end of period (in 000’s)	$184,914		$140,918	$115,491	$132,434	$173,176	$168,986

Ratio of net expenses to average net assets	1.04	%(c)	1.04%	1.09%	1.09%	1.08%	1.09%

Ratio of total expenses to average net assets	1.11	%(c)	1.11%	1.12%	1.11%	1.11%	1.13%

Ratio of net investment income to average net assets	0.25	%(c)	0.09%	0.64%	0.64%	0.31%	0.53%

Portfolio turnover rate(d)	25%		64%	75%	47%	55%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$66.55		$44.50	$51.53	$64.88	$60.77	$56.19

Net investment income(a)	0.10		0.11	0.35	0.42	0.27	0.38

Net realized and unrealized gain (loss)	1.10		22.22	(4.85)	(7.70)	10.47	6.39

Total from investment operations	1.20		22.33	(4.50)	(7.28)	10.74	6.77

Distributions to shareholders from net investment income	(0.21)		(0.28)	(0.47)	(0.23)	(0.32)	(0.44)

Distributions to shareholders from net realized gains	(11.85)		—	(2.06)	(5.84)	(6.31)	(1.75)

Total distributions	(12.06)		(0.28)	(2.53)	(6.07)	(6.63)	(2.19)

Net asset value, end of period	$55.69		$66.55	$44.50	$51.53	$64.88	$60.77

Total Return(b)	1.79%		50.31%	(9.58)%	(10.81)%	18.63%	12.03%

Net assets, end of period (in 000’s)	$1,364,757		$1,436,954	$1,229,047	$1,302,069	$1,146,132	$759,095

Ratio of net expenses to average net assets	0.96	%(c)	0.95%	0.95%	0.94%	0.93%	0.92%

Ratio of total expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.96%	0.96%	0.96%

Ratio of net investment income to average net assets	0.32	%(c)	0.19%	0.74%	0.77%	0.44%	0.63%

Portfolio turnover rate(d)	25%		64%	75%	47%	55%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$58.98		$39.48	$45.96	$58.69	$55.60	$51.62

Net investment income (loss)(a)	(0.07)		(0.21)	0.13	0.07	(0.11)	0.02

Net realized and unrealized gain (loss)	0.98		19.71	(4.42)	(6.96)	9.51	5.82

Total from investment operations	0.91		19.50	(4.29)	(6.89)	9.40	5.84

Distributions to shareholders from net investment income	—		—	(0.13)	—	—	(0.11)

Distributions to shareholders from net realized gains	(11.85)		—	(2.06)	(5.84)	(6.31)	(1.75)

Total distributions	(11.85)		—	(2.19)	(5.84)	(6.31)	(1.86)

Net asset value, end of period	$48.04		$58.98	$39.48	$45.96	$58.69	$55.60

Total Return(b)	1.50%		49.39%	(10.16)%	11.37%	17.85%	11.28%

Net assets, end of period (in 000’s)	$51,669		$62,339	$57,272	$84,684	$123,288	$124,039

Ratio of net expenses to average net assets	1.54	%(c)	1.55%	1.59%	1.59%	1.58%	1.59%

Ratio of total expenses to average net assets	1.61	%(c)	1.61%	1.62%	1.61%	1.61%	1.63%

Ratio of net investment income (loss) to average net assets	(0.26	)%(c)	(0.40)%	0.30%	0.15%	(0.19)%	0.04%

Portfolio turnover rate(d)	25%		64%	75%	47%	55%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$66.55		$44.50	$51.53	$64.88	$60.80

Net investment income(b)	0.10		0.11	0.34	0.43	0.11

Net realized and unrealized gain (loss)	1.11		22.22	(4.85)	(7.71)	3.97

Total from investment operations	1.21		22.33	(4.51)	(7.28)	4.08

Distributions to shareholders from net investment income	(0.21)		(0.28)	(0.46)	(0.23)	—

Distributions to shareholders from net realized gains	(11.85)		—	(2.06)	(5.84)	—

Total distributions	(12.06)		(0.28)	(2.52)	(6.07)	—

Net asset value, end of period	$55.70		$66.55	$44.50	$51.53	$64.88

Total Return(c)	1.79%		50.28%	(9.56)%	(10.80)%	6.71%

Net assets, end of period (in 000’s)	$334,543		$333,524	$206,370	$231,930	$317,224

Ratio of net expenses to average net assets	0.96	%(d)	0.95%	0.95%	0.94%	0.93	%(d)

Ratio of total expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.96%	0.97	%(d)

Ratio of net investment income to average net assets	0.32	%(d)	0.18%	0.74%	0.79%	0.46	%(d)

Portfolio turnover rate(e)	25%		64%	75%	47%	55%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$17.26		$11.50	$11.99	$13.58	$12.37	$11.18

Net investment income(a)	0.02		0.01	0.06	0.07	0.04	0.07

Net realized and unrealized gain (loss)	0.42		5.80	(0.48)	(0.88)	1.72	1.19

Total from investment operations	0.44		5.81	(0.42)	(0.81)	1.76	1.26

Distributions to shareholders from net investment income	(0.04)		(0.05)	(0.07)	(0.02)	(0.08)	(0.07)

Distributions to shareholders from net realized gains	(0.93)		—	—	(0.76)	(0.47)	—

Total distributions	(0.97)		(0.05)	(0.07)	(0.78)	(0.55)	(0.07)

Net asset value, end of period	$16.73		$17.26	$11.50	$11.99	$13.58	$12.37

Total Return(b)	2.56%		50.62%	(3.56)%	(5.42)%	14.47%	11.30%

Net assets, end of period (in 000’s)	$2,261		$2,034	$988	$1,467	$1,699	$1,497

Ratio of net expenses to average net assets	1.21	%(c)	1.21%	1.23%	1.23%	1.23%	1.24%

Ratio of total expenses to average net assets	1.33	%(c)	1.42%	1.50%	1.56%	1.47%	1.73%

Ratio of net investment income to average net assets	0.23	%(c)	0.07%	0.49%	0.61%	0.34%	0.58%

Portfolio turnover rate(d)	43%		78%	76%	73%	105%	108%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.68		$11.17	$11.67	$13.30	$12.14	$11.01

Net investment loss(a)	(0.04)		(0.10)	(0.01)	(0.02)	(0.06)	(0.02)

Net realized and unrealized gain (loss)	0.40		5.61	(0.49)	(0.85)	1.69	1.17

Total from investment operations	0.36		5.51	(0.50)	(0.87)	1.63	1.15

Distributions to shareholders from net investment income	—		—	—	—	—	(0.02)

Distributions to shareholders from net realized gains	(0.93)		—	—	(0.76)	(0.47)	—

Total distributions	(0.93)		—	—	(0.76)	(0.47)	(0.02)

Net asset value, end of period	$16.11		$16.68	$11.17	$11.67	$13.30	$12.14

Total Return(b)	2.17%		49.46%	(4.36)%	(6.07)%	13.63%	10.48%

Net assets, end of period (in 000’s)	$1,297		$1,483	$948	$994	$1,140	$1,126

Ratio of net expenses to average net assets	1.96	%(c)	1.96%	1.98%	1.98%	1.98%	1.99%

Ratio of total expenses to average net assets	2.08	%(c)	2.17%	2.24%	2.31%	2.22%	2.47%

Ratio of net investment loss to average net assets	(0.52	)%(c)	(0.69)%	(0.07)%	(0.15)%	(0.44)%	(0.17)%

Portfolio turnover rate(d)	43%		78%	76%	73%	105%	108%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$17.51		$11.67	$12.18	$13.74	$12.50	$11.29

Net investment income(a)	0.05		0.07	0.09	0.12	0.08	0.12

Net realized and unrealized gain (loss)	0.43		5.87	(0.47)	(0.88)	1.75	1.20

Total from investment operations	0.48		5.94	(0.38)	(0.76)	1.83	1.32

Distributions to shareholders from net investment income	(0.09)		(0.10)	(0.13)	(0.04)	(0.12)	(0.11)

Distributions to shareholders from net realized gains	(0.93)		—	—	(0.76)	(0.47)	—

Total distributions	(1.02)		(0.10)	(0.13)	(0.80)	(0.59)	(0.11)

Net asset value, end of period	$16.97		$17.51	$11.67	$12.18	$13.74	$12.50

Total Return(b)	2.70%		51.16%	(3.26)%	(5.00)%	14.93%	11.71%

Net assets, end of period (in 000’s)	$15,158		$18,472	$7,054	$6,223	$5,666	$42,085

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.85%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	0.96	%(c)	1.05%	1.12%	1.17%	1.08%	1.35%

Ratio of net investment income to average net assets	0.62	%(c)	0.44%	0.78%	0.99%	0.58%	0.97%

Portfolio turnover rate(d)	43%		78%	76%	73%	105%	108%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$17.41		$11.59	$12.09	$13.67	$12.44	$11.23

Net investment income(a)	0.04		0.07	0.08	0.10	0.08	0.10

Net realized and unrealized gain (loss)	0.42		5.82	(0.47)	(0.88)	1.73	1.19

Total from investment operations	0.46		5.89	(0.39)	(0.78)	1.81	1.29

Distributions to shareholders from net investment income	(0.08)		(0.07)	(0.11)	(0.04)	(0.11)	(0.08)

Distributions to shareholders from net realized gains	(0.93)		—	—	(0.76)	(0.47)	—

Total distributions	(1.01)		(0.07)	(0.11)	(0.80)	(0.58)	(0.08)

Net asset value, end of period	$16.86		$17.41	$11.59	$12.09	$13.67	$12.44

Total Return(b)	2.65%		50.98%	(3.32)%	(5.19)%	14.82%	11.52%

Net assets, end of period (in 000’s)	$15,115		$13,553	$1,435	$3,253	$5,541	$3,250

Ratio of net expenses to average net assets	0.96	%(c)	0.96%	0.98%	0.98%	0.98%	0.99%

Ratio of total expenses to average net assets	1.08	%(c)	1.15%	1.26%	1.30%	1.22%	1.48%

Ratio of net investment income to average net assets	0.48	%(c)	0.40%	0.74%	0.85%	0.61%	0.82%

Portfolio turnover rate(d)	43%		78%	76%	73%	105%	108%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$17.50		$11.66	$12.16	$13.75	$12.51	$11.29

Net investment income(a)	0.05		0.07	0.09	0.12	0.10	0.12

Net realized and unrealized gain (loss)	0.42		5.87	(0.46)	(0.89)	1.73	1.21

Total from investment operations	0.47		5.94	(0.37)	(0.77)	1.83	1.33

Distributions to shareholders from net investment income	(0.09)		(0.10)	(0.13)	(0.06)	(0.12)	(0.11)

Distributions to shareholders from net realized gains	(0.93)		—	—	(0.76)	(0.47)	—

Total distributions	(1.02)		(0.10)	(0.13)	(0.82)	(0.59)	(0.11)

Net asset value, end of period	$16.95		$17.50	$11.66	$12.16	$13.75	$12.51

Total Return(b)	2.71%		51.12%	(3.17)%	(5.06)%	14.94%	11.80%

Net assets, end of period (in 000’s)	$104,437		$97,324	$52,507	$57,055	$60,931	$61,251

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.84%	0.83%	0.83%	0.83%

Ratio of total expenses to average net assets	0.95	%(c)	1.04%	1.11%	1.16%	1.07%	1.08%

Ratio of net investment income to average net assets	0.60	%(c)	0.44%	0.79%	1.00%	0.75%	0.97%

Portfolio turnover rate(d)	43%		78%	76%	73%	105%	108%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$17.21		$11.46	$11.96	$13.56	$12.35	$11.15

Net investment income (loss)(a)	—	(b)	(0.03)	0.03	0.04	0.01	0.04

Net realized and unrealized gain (loss)	0.42		5.78	(0.49)	(0.87)	1.72	1.19

Total from investment operations	0.42		5.75	(0.46)	(0.83)	1.73	1.23

Distributions to shareholders from net investment income	—		—	(0.04)	(0.01)	(0.05)	(0.03)

Distributions to shareholders from net realized gains	(0.93)		—	—	(0.76)	(0.47)	—

Total distributions	(0.93)		—	(0.04)	(0.77)	(0.52)	(0.03)

Net asset value, end of period	$16.70		$17.21	$11.46	$11.96	$13.56	$12.35

Total Return(c)	2.46%		50.17%	(3.85)%	(5.65)%	14.20%	11.06%

Net assets, end of period (in 000’s)	$99		$99	$74	$160	$207	$131

Ratio of net expenses to average net assets	1.46	%(d)	1.46%	1.48%	1.48%	1.48%	1.49%

Ratio of total expenses to average net assets	1.58	%(d)	1.69%	1.76%	1.81%	1.72%	2.00%

Ratio of net investment income (loss) to average net assets	(0.02	)%(d)	(0.19)%	0.29%	0.36%	0.09%	0.32%

Portfolio turnover rate(e)	43%		78%	76%	73%	105%	108%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is more than $(0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$17.49		$11.66	$12.16	$13.75	$13.26

Net investment income(b)	0.05		0.07	0.09	0.12	0.05

Net realized and unrealized gain (loss)	0.43		5.86	(0.46)	(0.89)	0.44

Total from investment operations	0.48		5.93	(0.37)	(0.77)	0.49

Distributions to shareholders from net investment income	(0.09)		(0.10)	(0.13)	(0.06)	—

Distributions to shareholders from net realized gains	(0.93)		—	—	(0.76)	—

Total distributions	(1.02)		(0.10)	(0.13)	(0.82)	—

Net asset value, end of period	$16.95		$17.49	$11.66	$12.16	$13.75

Total Return(c)	2.77%		51.04%	(3.17)%	(5.05)%	3.70%

Net assets, end of period (in 000’s)	$110,386		$92,056	$38,153	$48,725	$54,660

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.84%	0.83%	0.83	%(d)

Ratio of total expenses to average net assets	0.95	%(d)	1.04%	1.11%	1.16%	1.09	%(d)

Ratio of net investment income to average net assets	0.59	%(d)	0.44%	0.79%	1.00%	0.99	%(d)

Portfolio turnover rate(e)	43%		78%	76%	73%	105%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Focused Value	A, C, Institutional, Investor, P, R and R6	Non-diversified
Equity Income, Large Cap Value, Mid Cap Value, Small Cap Value	A, C, Institutional, Service, Investor, P, R and R6	Diversified
Small/Mid Cap Value	A, C, Institutional, Investor, P, R and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

83

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Equity Income	Quarterly	Annually
Focused Value, Large Cap Value, Mid Cap Value, Small Cap Value and Small/Mid Cap Value	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

84

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

85

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2022:

EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,523,559	$—	$—

Europe	21,359,255	—	—

North America	387,038,768	—	—

Oceania	6,305,259	—	—

Investment Company	3,859,662	—	—

Securities Lending Reinvestment Vehicle	32,445	—	—

Total	$421,118,948	$—	$—

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$40,138,002	$—	$—

Investment Company	864,163	—	—

Total	$41,002,165	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$8,956,739	$—	$—

North America	473,630,615	—	—

Investment Company	7,102,593	—	—

Total	$489,689,947	$—	$—

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$27,691,416	$—	$—

North America	1,189,145,557	—	—

Investment Company	25,517,225	—	—

Total	$1,242,354,198	$—	$—

86

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$17,050,511	$—	$—

North America	4,158,122,267	—	—

Investment Company	44,716,793	—	—

Exchange-Traded Fund	10,679,233	—	—

Securities Lending Reinvestment Vehicle	15,108,297	—	—

Total	$4,245,677,101	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$999,016	$—	$—

North America	242,282,067	—	—

Investment Company	4,075,648	—	—

Securities Lending Reinvestment Vehicle	7,350	—	—

Total	$247,364,081	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

87

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2022, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Contractual Management Rate	Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Equity Income	0.69%	0.62%	0.59%	0.58%	0.57%	0.69%	0.69%
Focused Value	0.69	0.62	0.59	0.58	0.57	0.69	0.69
Large Cap Value	0.75	0.68	0.65	0.64	0.63	0.75	0.69	*
Mid Cap Value	0.75	0.75	0.68	0.65	0.64	0.75	0.75
Small Cap Value	0.98	0.98	0.88	0.84	0.82	0.92	0.92
Small/Mid Cap Value	0.80	0.80	0.72	0.68	0.67	0.80	0.80

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*	GSAM agreed to waive a portion of its management fee with respect to the Large Cap Value Fund in order to achieve an effective net management fee rate of 0.69% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2022, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2022, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Equity Income	$75
Focused Value	230
Large Cap Value	1,597
Mid Cap Value	7,361
Small Cap Value	14,452
Small/Mid Cap Value	1,475

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

88

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Class A*	Class C	Service	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2022, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Equity Income	$—	$—
Focused Value	50	—
Large Cap Value	1,825	—
Mid Cap Value	7,897	—
Small Cap Value	2,857	—
Small/Mid Cap Value	184	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares equal to 0.06% for Large Cap Value, Equity Income and Focused Value Funds, 0.05% for Small Cap Value Fund. As of December 29, 2021 Goldman Sachs agreed to waive a portion of its transfer agency fee as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares equal to 0.01% for Mid Cap Value and Small/Mid Cap Value Funds. These arrangements will remain in effect through at least December 29, 2022, and prior to such date, Goldman Sachs may not terminate these arrangements without the approval of the Board of Trustees.

89

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Focused Value, Large Cap Value, Small Cap Value and Small/Mid Cap Value Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 29, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For six months ended February 28, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waiver/ Credits	Other Expense Reimbursements	Total Expense Reductions
Equity Income	$75	$101,824	$157,185	$259,084
Focused Value	230	124	130,313	130,667
Large Cap Value	149,739	31,587	145,140	326,466
Mid Cap Value	7,361	10,298	—	17,659
Small Cap Value	14,452	170,473	434,651	619,576
Small/Mid Cap Value	1,475	312	138,142	139,929

G.  Line of Credit Facility — As of February 28, 2022, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2022, the Funds did not have any borrowings under the facility.

90

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

I.  Other Transactions with Affiliates — The table below shows the transactions in and earnings from investments in the Government Money Market Fund —Institutional Shares for six months ended February 28, 2022:

Fund	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income
Equity Income	$809,595	$14,509,685	$(11,459,618)	$3,859,662	3,859,662	$174
Focused Value	426,826	6,182,484	(5,745,147)	864,163	864,163	71
Large Cap Value	5,056,208	24,175,450	(22,129,065)	7,102,593	7,102,593	439
Mid Cap Value	10,084,240	103,684,273	(88,251,288)	25,517,225	25,517,225	1,688
Small Cap Value	5,404,503	531,995,312	(492,683,022)	44,716,793	44,716,793	3,618
Small/Mid Cap Value	583,228	39,946,766	(36,454,346)	4,075,648	4,075,648	360

As of February 28, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Focused Value	—%	5%	—%	100%	100%	31%	—%
Small/Mid Cap Value	—	—	—	—	—	11	—

For the six months ended February 28, 2022, Goldman Sachs earned $574 in brokerage commissions from portfolio transactions, on behalf of the Large Cap Value Fund.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales and Maturities
Equity Income	$16,854,918	$24,792,479
Focused Value	17,610,354	17,362,629
Large Cap Value	87,382,166	103,886,680
Mid Cap Value	271,099,421	320,922,591
Small Cap Value	1,157,844,177	1,854,389,368
Small/Mid Cap Value	113,943,089	99,749,524

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to

91

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

6. SECURITIES LENDING (continued)

the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2022, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2022:

Fund	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2022
Equity Income	$—	$46,306,025	$(46,273,580)	$32,445
Large Cap Value	—	2,077,565	(2,077,565)	—
Mid Cap Value	—	15,439,897	(15,439,897)	—
Small Cap Value	26,189,986	120,837,767	(131,919,456)	15,108,297
Small/Mid Cap Value	764,357	2,592,036	(3,349,043)	7,350

92

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2021, the Funds’ had no capital loss carryforward or timing differences on a tax basis.

As of February 28, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Tax Cost	$326,627,630	$38,287,693	$387,399,661	$981,194,393	$3,267,534,969	$205,876,603
Gross unrealized gain	104,273,549	3,840,570	114,759,696	292,941,663	1,158,403,382	46,765,119
Gross unrealized loss	(9,782,231)	(1,126,098)	(12,469,409)	(31,781,857)	(180,261,250)	(5,277,641)
Net unrealized gains (losses)	$94,491,318	$2,714,472	$102,290,287	$261,159,806	$978,142,132	$41,487,478

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds may invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by each Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

93

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

8. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

94

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	93,125	$4,294,616	155,231	$6,592,880
Reinvestment	520,114	23,361,089	97,564	4,022,902
Shares redeemed	(380,220)	(17,459,363)	(861,842)	(36,162,254)
	233,019	10,196,342	(609,047)	(25,546,472)
Class C Shares
Shares sold	8,648	369,440	33,026	1,364,079
Reinvestment	8,610	365,703	881	34,582
Shares redeemed	(32,912)	(1,442,208)	(51,543)	(2,050,249)
	(15,654)	(707,065)	(17,636)	(651,588)
Institutional Shares
Shares sold	57,880	2,698,894	295,751	12,080,551
Reinvestment	51,563	2,363,421	10,545	444,680
Shares redeemed	(79,339)	(3,716,531)	(191,746)	(7,887,747)
	30,104	1,345,784	114,550	4,637,484
Service Shares
Shares sold	—	—	—	—
Reinvestment	148	6,656	34	1,353
Shares redeemed	(60)	(2,692)	(2,083)	(85,486)
	88	3,964	(2,049)	(84,133)
Investor Shares
Shares sold	9,304	426,335	59,768	2,292,195
Reinvestment	4,940	221,521	1,162	47,164
Shares redeemed	(10,406)	(476,144)	(59,364)	(2,405,016)
	3,838	171,712	1,566	(65,657)
Class R6 Shares
Shares sold	7,256	342,335	35,637	1,564,651
Reinvestment	10,807	495,433	2,242	94,517
Shares redeemed	(14,370)	(678,782)	(32,034)	(1,334,620)
	3,693	158,986	5,845	324,548
Class R Shares
Shares sold	556	25,539	1,469	60,884
Reinvestment	2,104	93,887	332	13,611
Shares redeemed	(987)	(46,913)	(3,324)	(145,641)
	1,673	72,513	(1,523)	(71,146)
Class P Shares
Shares sold	216,043	10,136,123	339,311	14,793,109
Reinvestment	68,789	3,152,075	10,775	459,964
Shares redeemed	(34,489)	(1,591,987)	(47,396)	(2,079,651)
	250,343	11,696,211	302,690	13,173,422

NET INCREASE (DECREASE)	507,104	$22,938,447	(205,604)	$(8,283,542)

95

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Focused Value Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	906	$13,513	13,820	$187,410
Reinvestment	1,229	17,568	233	2,864
Shares redeemed	(9,911)	(145,231)	(2,372)	(29,891)
	(7,776)	(114,150)	11,681	160,383
Class C Shares
Shares sold	15,463	218,894	4,449	56,724
Reinvestment	205	2,875	32	390
Shares redeemed	—	—	(4,012)	(53,213)
	15,668	221,769	469	3,901
Institutional Shares
Shares sold	15,371	225,206	461,883	5,966,246
Reinvestment	6,555	94,204	1,558	19,225
Shares redeemed	(345,336)	(5,268,134)	(138,463)	(1,851,275)
	(323,410)	(4,948,724)	324,978	4,134,196
Investor Shares
Shares sold	—	—
Reinvestment	60	869	58	715
Shares redeemed	—	—	(2,160)	(27,117)
	60	869	(2,102)	(26,402)
Class R6 Shares
Shares sold	—	—
Reinvestment	61	880	61	749
Shares redeemed	—	—	(2,182)	(27,410)
	61	880	(2,121)	(26,661)
Class R Shares
Shares sold	—	—	2,009	25,005
Reinvestment	186	2,652	85	1,033
Shares redeemed	—	—	(2,087)	(26,067)
	186	2,652	7	(29)
Class P Shares
Shares sold	431,074	6,268,142	1,680,361	22,219,682
Reinvestment	163,759	2,350,232	17,987	221,552
Shares redeemed	(59,843)	(858,128)	(237,498)	(3,121,295)
	534,990	7,760,246	1,460,850	19,319,939

NET INCREASE	219,779	$2,923,542	1,793,762	$23,565,327

96

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	206,272	$3,491,280	349,972	$5,579,387
Reinvestment	563,194	9,144,779	162,305	2,413,491
Shares redeemed	(324,632)	(5,555,016)	(976,224)	(15,456,763)
	444,834	7,081,043	(463,947)	(7,463,885)
Class C Shares
Shares sold	32,839	504,028	33,158	494,929
Reinvestment	88,611	1,339,801	33,099	462,331
Shares redeemed	(120,630)	(1,949,408)	(623,860)	(9,457,795)
	820	(105,579)	(557,603)	(8,500,535)
Institutional Shares
Shares sold	387,834	6,743,030	1,375,088	22,207,339
Reinvestment	1,247,850	20,558,707	361,313	5,436,359
Shares redeemed	(1,005,249)	(17,201,147)	(1,677,335)	(27,508,892)
	630,435	10,100,590	59,066	134,806
Service Shares
Shares sold	8,760	141,849	3,136	48,786
Reinvestment	2,024	32,674	692	10,246
Shares redeemed	(802)	(14,222)	(16,547)	(259,774)
	9,982	160,301	(12,719)	(200,742)
Investor Shares
Shares sold	10,242	174,951	24,135	376,684
Reinvestment	25,598	416,384	7,936	118,038
Shares redeemed	(11,859)	(199,131)	(81,344)	(1,249,105)
	23,981	392,204	(49,273)	(754,383)
Class R6 Shares
Shares sold	24,488	434,953	52,133	862,049
Reinvestment	12,450	210,990	4,213	65,011
Shares redeemed	(21,985)	(396,309)	(64,052)	(1,054,244)
	14,953	249,634	(7,706)	(127,184)
Class R Shares
Shares sold	12,679	217,555	40,768	647,742
Reinvestment	23,077	360,604	6,647	95,537
Shares redeemed	(31,080)	(515,705)	(75,778)	(1,189,156)
	4,676	62,454	(28,363)	(445,877)
Class P Shares
Shares sold	651,055	11,169,608	1,071,554	18,047,504
Reinvestment	1,381,051	23,402,507	372,659	5,747,842
Shares redeemed	(682,516)	(11,897,037)	(950,225)	(15,406,066)
	1,349,590	22,675,078	493,988	8,389,280

NET INCREASE (DECREASE)	2,479,271	$40,615,725	(566,557)	$(8,968,520)

97

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	580,237	$24,260,503	1,031,436	$40,336,696
Reinvestment	1,933,259	76,270,620	44,871	1,625,681
Shares redeemed	(1,318,893)	(55,513,618)	(2,690,532)	(101,945,991)
	1,194,603	45,017,505	(1,614,225)	(59,983,614)
Class C Shares
Shares sold	31,754	1,102,752	35,182	1,171,604
Reinvestment	59,326	1,955,389	—	—
Shares redeemed	(73,647)	(2,672,374)	(303,124)	(10,089,221)
	17,433	385,767	(267,942)	(8,917,617)
Institutional Shares
Shares sold	1,084,647	45,630,996	1,155,486	46,128,697
Reinvestment	1,122,095	45,050,337	47,467	1,739,185
Shares redeemed	(1,057,296)	(45,078,099)	(2,467,004)	(92,066,490)
	1,149,446	45,603,234	(1,264,051)	(44,198,608)
Service Shares
Shares sold	214,589	8,408,619	109,090	4,268,167
Reinvestment	136,339	5,231,527	1,886	66,820
Shares redeemed	(123,842)	(5,024,315)	(310,922)	(11,312,414)
	227,086	8,615,831	(199,946)	(6,977,427)
Investor Shares
Shares sold	373,472	14,511,181	171,226	6,545,668
Reinvestment	175,218	6,717,802	6,094	214,953
Shares redeemed	(149,409)	(6,106,223)	(301,636)	(10,961,443)
	399,281	15,122,760	(124,316)	(4,200,822)
Class R6 Shares
Shares sold	274,221	11,644,572	454,732	17,604,466
Reinvestment	282,541	11,334,959	11,214	410,672
Shares redeemed	(220,291)	(9,493,924)	(425,465)	(16,518,630)
	336,471	13,485,607	40,481	1,496,508
Class R Shares
Shares sold	63,960	2,592,734	234,713	8,995,740
Reinvestment	86,479	3,263,762	729	25,504
Shares redeemed	(94,531)	(3,805,681)	(307,787)	(11,513,139)
	55,908	2,050,815	(72,345)	(2,491,895)
Class P Shares
Shares sold	247,576	10,390,343	526,646	20,616,514
Reinvestment	747,768	29,991,781	28,656	1,049,073
Shares redeemed	(375,119)	(15,687,648)	(423,122)	(15,846,115)
	620,225	24,694,476	132,180	5,819,472

NET INCREASE (DECREASE)	4,000,453	$154,975,995	(3,370,164)	$(119,454,003)

98

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	636,688	$34,470,254	1,230,906	$67,319,753
Reinvestment	1,548,652	77,307,443	15,527	780,234
Shares redeemed	(1,472,655)	(81,712,627)	(3,721,510)	(196,881,407)
	712,685	30,065,070	(2,475,077)	(128,781,420)
Class C Shares
Shares sold	13,414	464,768	25,903	972,425
Reinvestment	15,673	492,910	—	—
Shares redeemed	(18,120)	(720,107)	(86,499)	(3,056,637)
	10,967	237,571	(60,596)	(2,084,212)
Institutional Shares
Shares sold	2,728,573	168,789,369	9,341,548	554,439,718
Reinvestment	6,413,362	358,897,882	238,033	13,094,190
Shares redeemed	(10,736,457)	(675,959,644)	(29,696,072)	(1,786,075,531)
	(1,594,522)	(148,272,393)	(20,116,491)	(1,218,541,623)
Service Shares
Shares sold	44,072	2,319,225	251,396	12,665,663
Reinvestment	97,079	4,620,960	362	17,550
Shares redeemed	(126,468)	(6,942,725)	(793,000)	(40,000,177)
	14,683	(2,540)	(541,242)	(27,316,964)
Investor Shares
Shares sold	1,629,942	91,576,758	1,283,937	69,289,196
Reinvestment	700,738	34,646,372	11,766	585,347
Shares redeemed	(915,931)	(50,468,902)	(1,822,724)	(99,813,142)
	1,414,749	75,754,228	(527,021)	(29,938,599)
Class R6 Shares
Shares sold	2,585,946	162,352,818	6,802,883	402,384,039
Reinvestment	4,374,531	244,668,903	130,800	7,191,362
Shares redeemed	(4,049,181)	(255,277,822)	(12,958,106)	(758,278,892)
	2,911,296	151,743,899	(6,024,423)	(348,703,491)
Class R Shares
Shares sold	93,919	5,054,504	263,888	14,384,017
Reinvestment	250,421	12,052,746	—	—
Shares redeemed	(325,755)	(16,785,462)	(657,475)	(33,897,526)
	18,585	321,788	(393,587)	(19,513,509)
Class P Shares
Shares sold	311,171	19,405,140	1,036,383	61,390,650
Reinvestment	1,101,018	61,591,156	24,327	1,337,472
Shares redeemed	(417,345)	(24,276,803)	(686,123)	(40,319,485)
	994,844	56,719,493	374,587	22,408,637

NET INCREASE (DECREASE)	4,483,287	$166,567,116	(29,763,850)	$(1,752,471,181)

99

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Value Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	22,896	$396,826	55,184	$864,878
Reinvestment	7,123	119,225	302	4,187
Shares redeemed	(12,728)	(219,843)	(23,483)	(325,941)
	17,291	296,208	32,003	543,124
Class C Shares
Shares sold	2,477	41,024	23,361	347,476
Reinvestment	4,667	75,226	—	—
Shares redeemed	(15,553)	(259,840)	(19,317)	(288,737)
	(8,409)	(143,590)	4,044	58,739
Institutional Shares
Shares sold	433,064	7,689,452	580,268	8,963,655
Reinvestment	70,009	1,191,559	4,243	59,578
Shares redeemed	(664,594)	(11,686,863)	(134,272)	(2,032,908)
	(161,521)	(2,805,852)	450,239	6,990,325
Investor Shares
Shares sold	219,278	3,757,070	709,366	11,793,257
Reinvestment	47,370	800,656	540	7,543
Shares redeemed	(148,898)	(2,546,238)	(55,116)	(788,661)
	117,750	2,011,488	654,790	11,012,139
Class R6 Shares
Shares sold	959,197	16,842,965	2,544,113	40,710,040
Reinvestment	330,864	5,624,330	31,315	439,348
Shares redeemed	(691,799)	(12,068,574)	(1,517,091)	(23,566,994)
	598,262	10,398,721	1,058,337	17,582,394
Class R Shares
Shares sold	310	5,344	1,131	17,646
Reinvestment	305	5,089	—	—
Shares redeemed	(467)	(8,385)	(1,788)	(27,296)
	148	2,048	(657)	(9,650)
Class P Shares
Shares sold	1,612,838	27,831,323	2,217,823	35,958,146
Reinvestment	314,116	5,339,404	23,673	332,143
Shares redeemed	(676,473)	(12,061,010)	(252,700)	(3,824,460)
	1,250,481	21,109,717	1,988,796	32,465,829

NET INCREASE	1,814,002	$30,868,740	4,187,552	$68,642,900

100

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

101

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

	Equity Income Fund				Focused Value Fund				Large Cap Value Fund
Share Class	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*
Class A
Actual	$1,000.00	$1,009.87		$5.20	$1,000.00	$1,018.82		$5.22	$1,000.00	$1,014.56		$5.21
Hypothetical 5% return	1,000.00	1,019.62	+	5.23	1,000.00	1,019.62	+	5.22	1,000.00	1,019.62	+	5.22
Class C
Actual	1,000.00	1,006.17		8.92	1,000.00	1,015.43		8.96	1,000.00	1,011.02		8.94
Hypothetical 5% return	1,000.00	1,015.90	+	8.97	1,000.00	1,015.90	+	8.96	1,000.00	1,015.90	+	8.96
Institutional
Actual	1,000.00	1,011.23		3.66	1,000.00	1,020.32		3.68	1,000.00	1,016.05		3.67
Hypothetical 5% return	1,000.00	1,021.15	+	3.68	1,000.00	1,021.15	+	3.68	1,000.00	1,021.16	+	3.68
Service
Actual	1,000.00	1,008.85		6.15	N/A	N/A		N/A	1,000.00	1,013.70		6.16
Hypothetical 5% return	1,000.00	1,018.67	+	6.18	N/A	N/A		N/A	1,000.00	1,018.68	+	6.17
Investor
Actual	1,000.00	1,010.96		3.96	1,000.00	1,019.82		4.00	1,000.00	1,016.27		3.97
Hypothetical 5% return	1,000.00	1,020.86	+	3.98	1,000.00	1,020.83	+	4.01	1,000.00	1,020.86	+	3.98
Class R6
Actual	1,000.00	1,011.49		3.61	1,000.00	1,021.34		3.60	1,000.00	1,016.28		3.62
Hypothetical 5% return	1,000.00	1,021.20	+	3.63	1,000.00	1,021.23	+	3.60	1,000.00	1,021.21	+	3.62
Class R
Actual	1,000.00	1,008.48		6.44	1,000.00	1,018.16		6.48	1,000.00	1,013.40		6.46
Hypothetical 5% return	1,000.00	1,018.38	+	6.48	1,000.00	1,018.37	+	6.48	1,000.00	1,018.38	+	6.47
Class P
Actual	1,000.00	1,011.51		3.61	1,000.00	1,020.73		3.62	1,000.00	1,016.30		3.62
Hypothetical 5% return	1,000.00	1,021.20	+	3.63	1,000.00	1,021.21	+	3.62	1,000.00	1,021.21	+	3.63

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Equity Income Fund	1.04%	1.79%	0.73%	1.23%	0.79%	0.72%	1.29%	0.72%
Focused Value Fund	1.04	1.79	0.73	N/A	0.80	0.72	1.29	0.72
Large Cap Value Fund	1.04	1.79	0.73	1.23	0.79	0.72	1.29	0.72

102

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2022 (Unaudited) (continued)

	Mid Cap Value Fund				Small Cap Value Fund				Small/Mid Cap Value Fund
Share Class	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*
Class A
Actual	$1,000.00	$1,022.97		$6.01	$1,000.00	$1,016.28		$6.43	$1,000.00	$1,025.56		$6.07
Hypothetical 5% return	1,000.00	1,018.86	+	5.99	1,000.00	1,018.42	+	6.44	1,000.00	1,018.80	+	6.05
Class C
Actual	1,000.00	1,019.16		9.75	1,000.00	1,012.71		10.16	1,000.00	1,021.73		9.82
Hypothetical 5% return	1,000.00	1,015.14	+	9.73	1,000.00	1,014.70	+	10.17	1,000.00	1,015.08	+	9.79
Institutional
Actual	1,000.00	1,024.98		4.17	1,000.00	1,017.94		4.84	1,000.00	1,026.96		4.24
Hypothetical 5% return	1,000.00	1,020.68	+	4.16	1,000.00	1,020.00	+	4.84	1,000.00	1,020.62	+	4.22
Service
Actual	1,000.00	1,022.32		6.67	1,000.00	1,015.29		7.33	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,018.20	+	6.66	1,000.00	1,017.52	+	7.34	N/A	N/A		N/A
Investor
Actual	1,000.00	1,024.47		4.75	1,000.00	1,017.58		5.19	1,000.00	1,026.45		4.82
Hypothetical 5% return	1,000.00	1,020.10	+	4.74	1,000.00	1,019.65	+	5.19	1,000.00	1,020.04	+	4.80
Class P
Actual	1,000.00	1,025.11		4.12	1,000.00	1,017.94		4.79	1,000.00	1,027.70		4.19
Hypothetical 5% return	1,000.00	1,020.72	+	4.11	1,000.00	1,020.05	+	4.79	1,000.00	1,020.67	+	4.17
Class R
Actual	1,000.00	1,021.73		7.26	1,000.00	1,014.98		7.68	1,000.00	1,024.61		7.32
Hypothetical 5% return	1,000.00	1,017.62	+	7.24	1,000.00	1,017.18	+	7.68	1,000.00	1,017.56	+	7.30
Class R6
Actual	1,000.00	1,024.86		4.12	1,000.00	1,017.95		4.79	1,000.00	1,027.08		4.19
Hypothetical 5% return	1,000.00	1,020.72	+	4.11	1,000.00	1,020.05	+	4.79	1,000.00	1,020.67	+	4.17

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Mid Cap Value Fund	1.20%	1.95%	0.83%	1.33%	0.95%	0.82%	1.45%	0.82%
Small Cap Value Fund	1.29	2.04	0.97	1.47	1.04	0.96	1.54	0.96
Small/Mid Cap Value Fund	1.21	1.96	0.84	N/A	0.96	0.83	1.46	0.83

103

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.21 trillion in assets under supervision as of December 31, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES

Jessica Palmer, Chair

Dwight L. Bush

Kathryn A. Cassidy

John G. Chou*

Diana M. Daniels

Joaquin Delgado

Eileen H. Dowling

James A. McNamara

Roy W. Templin

Gregory G. Weaver

Paul C. Wirth*

*Effective April 12, 2022.

OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L .P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 275121-OTU-1589425 EQVALSAR 22

Goldman Sachs Funds

Semi-Annual Report	February 28, 2022

Global Tax-Aware Equity Portfolios
Enhanced Dividend Global Equity Portfolio
Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

∎	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

∎	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Global Tax-Aware Portfolios

The following are highlights both of key factors affecting the financial markets and of any key changes made to the Goldman Sachs Global Tax-Aware Portfolios (the “Portfolios”) during the six months ended February 28, 2022 (the “Reporting Period”). Attribution highlights are provided for those Portfolios that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review of the markets and these changes will appear in the Portfolios’ annual shareholder report covering the 12 months ended August 31, 2022.

Market and Economic Review

•

Global equity and fixed income markets broadly recorded negative returns during the Reporting Period, with persistent supply-chain disruptions and inflationary pressures the common themes and COVID-19 variants and Russia’s invasion of Ukraine the biggest headlines.

•	U.S. equities held up better than non-U.S. developed markets equities during the Reporting Period, while emerging markets equities produced the weakest results.

•	Within fixed income, emerging markets debt and U.S. investment grade bonds were among the weakest performing sectors.

•

Halts in global manufacturing activities due to supply-chain problems and semiconductor shortages, as well as power cuts and energy crises around the world, weighed on investor sentiment during the Reporting Period.

•

Inflation rose in both developed and emerging economies, driven by supply-and-demand imbalances, higher energy prices and the effects of economic reopening amid the persistent overhangs of the COVID-19 pandemic. In February 2022, inflation surged to new multi-decade highs, with energy and commodity prices jumping largely due to Russia’s invasion of Ukraine.

•

Regulations imposed by the Chinese government on certain key sectors, primarily technology, increased investor pessimism, which was worsened by the debt crisis at Chinese property developer Evergrande Group.

•	The spread of COVID-19 variants, especially in the emerging markets, also unsettled investors, as a surge in cases and increased hospitalizations threatened an economic recovery.

•	In the developed markets, central banks delivered or hinted at sooner than previously consensus expected monetary policy normalization.

•

The U.S. Federal Reserve (the “Fed”) began scaling back its asset purchase program and then accelerated the pace of its tapering. Policymakers additionally hinted they might raise interest rates in March 2022 in the Fed’s first federal funds rate increase since the end of 2018.

•

Government bond yields generally rose during the Reporting Period in anticipation of central bank action, though investors began pricing in less cumulative monetary policy tightening following the escalation of the Russia/Ukraine conflict at the end of February.

Portfolio Changes and Highlights

Goldman Sachs Enhanced Dividend Global Equity Portfolio

•

The Portfolio outperformed its blended benchmark, the Enhanced Dividend Global Equity Composite (“EDGE”) Index, during the Reporting Period, driven by its strategic weightings and the performance overall of its underlying funds. (The Portfolio’s blended benchmark, the Enhanced Dividend Global Equity Composite Index, is comprised 90% of the MSCI All Country World Index Investable Market Index and 10% of the Bloomberg U.S. Aggregate Bond Index.)

•

Eight of the nine underlying funds the Portfolio uses to implement strategic weightings outpaced their respective benchmark indices, led by the Goldman Sachs Enhanced Dividend Global Equity Portfolio and the Goldman Sachs Small Cap Equity Insights Fund. These positive results were offset somewhat by the Goldman Sachs Global Infrastructure Fund and the Goldman Sachs Global Real Estate Securities Fund, which underperformed their respective benchmark indices.

1

MARKET REVIEW

Goldman Sachs Global Tax-Aware Portfolios

•

The Portfolio’s tactical asset allocation decisions, which were implemented through an investment in the Goldman Sachs Tactical Tilt Overlay Fund, also contributed positively to relative performance during the Reporting Period overall.

•	Effective January 18, 2022:

•

Changes were made to the Portfolio’s principal investment strategy wherein it no longer implemented tactical views through an investment in the Goldman Sachs Tactical Tilt Overlay Fund but directly implemented tactical views by investing in any one or in any combination of U.S. and foreign equity securities, including common and preferred stocks; pooled investment vehicles, including, but not limited to, unaffiliated investment companies, ETFs, exchange-traded notes and underlying funds; fixed income instruments, which include, among others, debt issued by U.S. and foreign governments, their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non-investment grade securities; and derivatives.

•	Sergey Kraytman and David Hale became portfolio managers of the Portfolio, joining Monali Vora, Aron Kershner and John Sienkiewicz.

•

Effective February 11, 2022, Monali Vora no longer served as a portfolio manager for the Portfolio. Sergey Kraytman, David Hale, Aron Kershner and John Sienkiewicz continue to serve as portfolio managers for the Portfolio.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

•	Effective January 18, 2022:

•

Changes were made to the Portfolio’s principal investment strategy wherein it no longer implemented tactical views through an investment in the Goldman Sachs Tactical Tilt Overlay Fund but directly implemented tactical views by investing in any one or in any combination of U.S. and foreign equity securities, including common and preferred stocks; pooled investment vehicles, including, but not limited to, unaffiliated investment companies, ETFs, exchange-traded notes and underlying funds; fixed income instruments, which include, among others, debt issued by U.S. and foreign governments, their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non-investment grade securities; and derivatives.

•	Sergey Kraytman and David Hale became portfolio managers of the Portfolio, joining Monali Vora, Aron Kershner and John Sienkiewicz.

•

Effective February 11, 2022, Monali Vora no longer served as a portfolio manager for the Portfolio. Sergey Kraytman, David Hale, Aron Kershner and John Sienkiewicz continue to serve as portfolio managers for the Portfolio.

2

FUND BASICS

Enhanced Dividend Global Equity Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	EDGE Composite Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Investable Market Index (IMI) (“MSCI ACWI IMI”) (Net, USD, Unhedged)[4]
Class A	-2.34%	-5.45%	-4.07%	-5.62%
Institutional	-2.19	-5.45	-4.07	-5.62
Class R6	-2.19	-5.45	-4.07	-5.62
Class P	-2.19	-5.45	-4.07	-5.62

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The EDGE Composite Index (“EDGE Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The EDGE Composite is comprised of MSCI ACWI IMI (90%) and the Bloomberg U.S. Aggregate Bond Index (10%). The EDGE Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 25 emerging markets. With 8,939 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2022, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 25 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[1,2]

Percentage of Net Assets

[1]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[2]	Represents affiliated funds.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

4

FUND BASICS

Tax-Advantaged Global Equity Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	TAG Composite Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Investable Market Index (IMI) (“MSCI ACWI IMI”) (Net, USD, Unhedged)[4]
Class A	-4.46%	-5.45%	-4.07%	-5.62%
Institutional	-4.32	-5.45	-4.07	-5.62
Class R6	-4.28	-5.45	-4.07	-5.62
Class P	-4.32	-5.45	-4.07	-5.62

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The TAG Composite Index (“TAG Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The TAG Composite is comprised of the MSCI ACWI IMI (90%) and the Bloomberg U.S. Aggregate Bond Index (10%). The TAG Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage-backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 25 emerging markets. With 8,939 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2022, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 25 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

5

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[1,2]

Percentage of Net Assets

[1]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[2]	Represents affiliated funds.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 90.5%
Equity – 89.8%
13,668,696	Goldman Sachs US Equity Dividend and Premium Fund	$210,087,857
11,914,702	Goldman Sachs International Equity Dividend and Premium Fund	84,356,091
1,310,189	Goldman Sachs Small Cap Equity Insights Fund	33,567,038
2,476,152	Goldman Sachs Emerging Markets Equity Insights Fund	23,350,110
1,177,050	Goldman Sachs International Small Cap Insights Fund	15,219,253
344,259	Goldman Sachs MLP Energy Infrastructure Fund	9,484,340
608,373	Goldman Sachs Global Infrastructure Fund	7,890,599
656,401	Goldman Sachs Global Real Estate Securities Fund	7,555,174
97,002	Goldman Sachs Energy Infrastructure Fund	1,026,286

		392,536,748

Fixed Income – 0.7%
314,096	Goldman Sachs High Yield Floating Rate Fund	2,908,530

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $270,280,116)		$395,445,278

Exchange Traded Funds – 0.7%
13,639	Alerian MLP ETF	$512,690
14,023	Energy Select Sector SPDR Fund	989,743
10,957	Health Care Select Sector SPDR Fund	1,423,972

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,851,595)		$2,926,405

Shares	Dividend Rate	Value

Investment Company – 4.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
20,948,057	0.026%	$20,948,057
(Cost $20,948,057)

TOTAL INVESTMENTS – 95.9%
(Cost $294,079,768)		$419,319,740

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%		17,765,070

NET ASSETS – 100.0%		$437,084,810

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
MXN	—Mexican Pesos
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	USD	5,203,091	CHF	4,760,844	3/16/2022	$8,204
Morgan Stanley Co., Inc.	USD	17,586,381	EUR	15,464,225	3/16/2022	236,020
Morgan Stanley Co., Inc.	USD	12,925,832	JPY	1,456,272,100	3/16/2022	254,263

TOTAL						$498,487

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	USD	414,545	CHF	380,000	3/16/2022	$(99)
Morgan Stanley Co., Inc.	USD	3,724,775	AUD	5,249,962	3/16/2022	(89,239)
Morgan Stanley Co., Inc.	USD	7,643,896	GBP	5,739,415	3/16/2022	(56,643)

TOTAL						$(145,981)

FUTURES CONTRACTS — At February 28, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note	46	06/21/22	$5,809,925	$51,481
U.S. Treasury 2 Year Note	31	06/30/22	6,660,896	7,495
U.S. Treasury 5 Year Note	22	06/30/22	2,590,709	10,104

Total Futures Contracts				$69,080

SWAP CONTRACTS — At February 28, 2022, the Portfolio had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund		Counterparty	Termination Date(a)	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)
JPGSVENK Index	7.66	%(b)	J.P. Morgan Securities LLC	04/05/2022		$1,412	$44,056
MSGSSUIT Index	7.66	(b)	MS & Co. Int. PLC	04/05/2022		1,411	(47,560)
SX7T Index	(0.150	)(c)	Barclays Bank PLC	04/04/2022	EUR	1,536	(234,992)

TOTAL							$(238,496)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	Payments made monthly.
(c)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1 Month TIIE	7.66%	02/22/2027	MXN 58,200	$(18,819)	$—	$(18,819)

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2022, the Portfolio had the following purchased option contracts:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
Call USD/Put CHF	Morgan Stanley and Co.	$0.918	03/09/2023	590,000	$590,000	$11,250	$12,485	$(1,235)
Call USD/Put JPY		114.63	03/08/2023	590,000	590,000	13,301	13,912	(611)
Call KRW		3.915	04/15/2022	4,599,248	4,599,248	4,352	29,200	(24,848)

					$5,779,248	$28,903	$55,597	$(26,694)
Puts
Call USD/Put CHF	Morgan Stanley and Co.	$1.132	03/08/2023	520,000	$520,000	$15,284	$11,563	$3,721

TOTAL					$6,299,248	$44,187	$67,160	$(22,973)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/07/2023	(520,000)	$(520,000)	$(15,284)	$(9,527)	$(5,757)
Call KRW		3.915	04/15/2022	(4,599,248)	(4,599,248)	(19,317)	(13,132)	(6,185)

TOTAL					$(5,119,248)	$(34,601)	$(22,659)	$(11,942)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
FTSE 100 Index	Morgan Stanley and Co.	$7,639	03/21/2022	86	$86	$5,641	$11,404	$(5,763)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Puts
S&P 500 Index	$4,005.000	01/02/2023	1,263	$1,263	$(295,689)	$(257,829)	$(37,860)
S&P 500 Index	3,983.000	01/02/2023	327	327	(86,992)	(81,586)	(5,406)
XLV Index	126.000	01/02/2023	10,982	10,982	(74,632)	(96,644)	22,012

				$12,572	$(457,313)	$(436,059)	$(21,254)

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Puts
3M IRS	Morgan Stanley and Co.	$0.015	05/20/2022	1,470,000	$1,470,000	$(28,254)	$(29,437)	$1,183

Abbreviations:
3M IRS	—3 Months Interest Rate Swaptions
SX7T Index	—Euro STOXX Banks Net Return Index
1 Month TIIE	—1 Month Interbank Equilibrium Interest Rate
XLV Index	—Health Care Select Sector SPDR Fund

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 90.2%
Equity – 89.6%
56,043,755	Goldman Sachs US Tax-Managed Equity Fund	$1,974,421,489
60,328,631	Goldman Sachs International Tax-Managed Equity Fund	687,143,105
20,650,387	Goldman Sachs Emerging Markets Equity Insights Fund	194,733,154
9,823,971	Goldman Sachs International Small Cap Insights Fund	127,023,943
2,852,835	Goldman Sachs MLP Energy Infrastructure Fund	78,595,616
5,079,071	Goldman Sachs Global Infrastructure Fund	65,875,548
5,451,354	Goldman Sachs Global Real Estate Securities Fund	62,745,081
767,730	Goldman Sachs Energy Infrastructure Fund	8,122,585

		3,198,660,521

Fixed Income – 0.6%
2,485,928	Goldman Sachs High Yield Floating Rate Fund	23,019,689

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $1,809,407,056)		$3,221,680,210

Exchange Traded Funds – 0.7%
107,948	Alerian MLP ETF	$4,057,765
110,989	Energy Select Sector SPDR Fund	7,833,604
86,724	Health Care Select Sector SPDR Fund	11,270,651

TOTAL EXCHANGE TRADED FUNDS
(Cost $22,566,092)		$23,162,020

Shares	Dividend Rate	Value

Investment Company – 7.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
262,143,281	0.026%	$262,143,281
(Cost $262,143,281)

TOTAL INVESTMENTS – 98.2%
(Cost $2,094,116,429)		$3,506,985,511

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		63,232,240

NET ASSETS – 100.0%		$3,570,217,751

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	USD	38,972,564	CHF	35,692,984	3/16/2022	$25,473
	USD	96,240,060	JPY	10,867,154,282	3/16/2022	1,680,876
	USD	3,595,515	JPY	408,000,000	3/16/2022	45,354
	USD	130,087,688	EUR	114,403,958	3/16/2022	1,730,147
	USD	10,061,168	EUR	8,860,000	3/16/2022	120,534

TOTAL						$3,602,384

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	USD	26,903,973	AUD	37,554,774	3/16/2022	$(378,970)
	USD	5,236,362	CHF	4,800,000	3/16/2022	(1,251)
	USD	2,382,412	AUD	3,320,000	3/16/2022	(29,515)
	USD	4,006,765	GBP	3,010,000	3/16/2022	(31,734)
	USD	57,148,891	GBP	42,801,169	3/16/2022	(277,182)

TOTAL						$(718,652)

FUTURES CONTRACTS — At February 28, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note	359	06/21/22	$45,341,630	$402,823
U.S. Treasury 2 Year Note	246	06/30/22	52,857,430	59,476
U.S. Treasury 5 Year Note	178	06/30/22	20,961,189	81,749

Total Futures Contracts				$544,048

SWAP CONTRACTS — At February 28, 2022, the Portfolio had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund		Counterparty	Termination Date(a)	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)
JPGSVENK Index	7.66	%(b)	J.P. Morgan Securities LLC	04/05/2022		$11,110	$346,692
MSGSSUIT Index	7.66	(b)	MS & Co. Int. PLC	04/05/2022		11,112	(374,431)
SX7T Index	(0.150	)(c)	Barclays Bank PLC	04/04/2022	EUR	12,164	(1,862,095)

TOTAL							$(1,889,834)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	Payments made monthly.
(c)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1 Month TIIE	7.66%	02/22/2027	MXN 460,900	$(149,031)	$—	$(149,031)

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2022, the Portfolio had the following purchased option contracts:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
Call USD/Put CHF	Morgan Stanley and Co.	$0.009	03/09/2023	4,650,000	$4,650,000	$88,663	$98,394	$(9,731)
Call USD/Put JPY		1.146	03/08/2023	4,650,000	4,650,000	104,830	109,647	(4,817)
Call KRW		3.915	04/15/2022	36,350,767	36,350,767	34,398	228,749	(194,351)

					$45,650,767	$227,891	$436,790	$(208,899)
Puts
Call USD/Put CHF	Morgan Stanley and Co.	$0.011	03/09/2023	4,080,000	$4,080,000	$119,921	$89,889	$30,032

TOTAL					$49,730,767	$347,812	$526,679	$(178,867)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$0.011	03/08/2023	(4,080,000)	$(4,080,000)	$(119,921)	$(73,174)	$(46,747)
Call KRW		3.915	04/15/2022	(36,350,767)	(36,350,767)	(152,678)	(102,878)	(49,800)

TOTAL					$(40,430,767)	$(272,599)	$(176,052)	$(96,547)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
FTSE 100 Index	Morgan Stanley and Co.	$7,639	03/21/2022	679	$679	$44,538	$88,875	$(44,337)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Puts
S&P 500 Index	$4,005.000	01/02/2023	9,983	$9,983	$(2,337,185)	$(2,037,930)	$(299,255)
S&P 500 Index	3,983.000	01/02/2023	2,577	2,577	(588,158)	(761,626)	173,468
XLV Index	126.000	01/02/2023	86,799	86,799	(687,566)	(644,838)	(42,728)

				$99,359	$(3,612,909)	$(3,444,394)	$(168,515)

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Puts
3M IRS	Morgan Stanley and Co.	$0.015	05/20/2022	11,630,000	$11,630,000	$(223,530)	$(232,891)	$9,361

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
SX7T Index	—Euro STOXX Banks Net Return Index
1 Month TIIE	—1 Month Interbank Equilibrium Interest Rate
XLV Index	—Health Care Select Sector SPDR Fund

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Assets:
Investments in unaffiliated issuers, at value (cost $2,851,595 and $22,566,092, respectively)	$2,926,405	$23,162,020
Investments in affiliated issuers, at value (cost $291,228,173 and $2,071,550,337, respectively)	416,393,335	3,483,823,491
Purchased Options, at value (premiums paid $78,564 and $615,554, respectively)	49,828	392,350
Foreign currency, at value (cost $15,764 and $7,301,976, respectively)	15,788	7,300,873
Receivables:
Investments sold	16,925,635	51,293,122
Collateral on certain derivative contracts(a)	1,042,567	10,514,366
Fund shares sold	228,558	1,912,329
Reimbursement from investment adviser	25,301	—
Foreign tax reclaims	—	2,788
Unrealized gain on swap contracts	44,056	346,694
Unrealized gain on forward foreign currency exchange contracts	498,487	3,602,384
Variation margin on futures contracts	98,580	777,536
Other assets	31,277	69,141
Total assets	438,279,817	3,583,197,094

Liabilities:
Written options, at value (premiums received $488,155 and $3,853,337, respectively)	520,168	4,109,038
Variation margin on swaps	1,647	13,039
Unrealized loss on swap contracts	282,552	2,234,981
Unrealized loss on forward foreign currency exchange contracts	145,981	718,652
Payables:
Management fees	45,049	420,443
Fund shares redeemed	28,395	1,809,009
Distribution and Service fees and Transfer Agency fees	11,571	83,281
Investments purchased	—	3,322,930
Accrued expenses	159,644	267,970
Total liabilities	1,195,007	12,979,343

Net Assets:
Paid-in capital	308,604,668	2,178,478,016
Total distributable earnings	128,480,142	1,391,739,735
NET ASSETS	$437,084,810	$3,570,217,751
Net Assets:
Class A	$3,300,770	$572,862
Institutional	11,205,919	32,835,820
Class R6	13,467	9,374,710
Class P	422,564,654	3,527,434,359
Total Net Assets	$437,084,810	$3,570,217,751
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	250,505	27,865
Institutional	840,023	1,585,332
Class R6	1,012	458,886
Class P	31,766,256	172,640,216
Net asset value and offering price per share:(b)
Class A	$13.18	$20.56
Institutional	13.34	20.71
Class R6	13.31	20.43
Class P	13.30	20.43

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Portfolio	Forwards	Futures	Swaps	Options
Enhanced Dividend Global Equity	$(9,450)	$147,401	$154,616	$750,000

Tax-Advantaged Global Equity	640,000	1,917,969	7,570,000	386,397

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio Funds is $13.95 and $21.76. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Investment income:

Dividends from affiliated Underlying Funds	$5,629,881	$50,615,633

Dividends — unaffiliated issuers (net of foreign withholding taxes of $— and $363, respectively)	3,106	34,200

Total investment income	5,632,987	50,649,833

Expenses:

Management fees	350,411	2,716,468

Transfer Agency fees(a)	73,088	545,323

Registration fees	38,762	50,010

Custody, accounting and administrative services	28,613	153,153

Professional fees	27,999	28,046

Printing and mailing costs	20,627	33,344

Trustee fees	10,396	6,701

Distribution and Service (12b–1) fees	4,556	739

Other	6,124	17,784

Total expenses	560,576	3,551,568

Less — expense reductions	(211,836)	(901,212)

Net expenses	348,740	2,650,356

NET INVESTMENT INCOME	5,284,247	47,999,477

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(7,800)	(332,602)

Investments in affiliated Underlying Funds	8,359,998	24,060,876

Futures contracts	179,698	1,248,909

Swap Contracts	(11,087)	(87,555)

Purchased options	83,690	662,121

Written options	(43,787)	(346,424)

Forward foreign currency exchange contracts	2,634,943	19,105,431

Foreign currency transactions	(23)	(5,689)

Capital gain distributions from affiliated Underlying Funds	23,095,200	29,501,122

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	74,810	595,928

Investments in affiliated Underlying Funds	(48,445,745)	(271,153,171)

Futures contracts	(257,218)	(1,810,975)

Purchased Options	(28,736)	(223,204)

Written Options	(32,013)	(255,701)

Swap Contracts	(257,315)	(2,038,865)

Forward foreign currency exchange contracts	(794,174)	(5,511,336)

Foreign currency translations	22	(2,390)

Net realized and unrealized gain (loss)	(15,449,537)	(206,593,525)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,165,290)	$(158,594,048)

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Portfolio	Class A	Institutional	Class R6	Class P
Enhanced Dividend Global Equity	$2,916	$2,548	$2	$67,622
Tax-Advantaged Global Equity	473	6,591	1,464	536,795

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$5,284,247	$8,995,410	$47,999,477	$37,140,247

Net realized gain	34,290,832	27,397,698	73,806,189	21,458,342

Net change in unrealized gain	(49,740,369)	72,549,305	(280,399,714)	741,365,772

Net increase (decrease) in net assets resulting from operations	(10,165,290)	108,942,413	(158,594,048)	799,964,361

Distributions to shareholders:

From distributable earnings:

Class A Shares	(273,248)	(64,411)	(8,759)	(4,264)

Institutional Shares	(970,946)	(277,955)	(601,722)	(336,299)

Class R6 Shares	(1,039)	(237)	(180,128)	(103,968)

Class P Shares	(34,226,039)	(8,888,953)	(66,835,908)	(34,570,994)

Total distributions to shareholders	(35,471,272)	(9,231,556)	(67,626,517)	(35,015,525)

From share transactions:

Proceeds from sales of shares	15,217,747	38,842,005	230,256,992	339,367,529

Reinvestment of distributions	33,567,866	9,207,895	67,376,256	34,861,505

Cost of shares redeemed	(53,883,944)	(124,107,392)	(130,494,430)	(255,063,368)

Net increase (decrease) in net assets resulting from share transactions	(5,098,331)	(76,057,492)	167,138,818	119,165,666

TOTAL INCREASE (DECREASE)	(50,734,893)	23,653,365	(59,081,747)	884,114,502

Net Assets:

Beginning of period	487,819,703	464,166,338	3,629,299,498	2,745,184,996

End of period	$437,084,810	$487,819,703	$3,570,217,751	$3,629,299,498

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.54		$11.76	$11.50	$12.34	$11.70	$10.68

Net investment income(a)(b)	0.13		0.19	0.17	0.19	0.15	0.17

Net realized and unrealized gain (loss)	(0.43)		2.80	0.59	(0.44)	0.88	1.12

Total from investment operations	(0.30)		2.99	0.76	(0.25)	1.03	1.29

Distributions to shareholders from net investment income	(0.34)		(0.21)	(0.22)	(0.27)	(0.25)	(0.20)

Distributions to shareholders from net realized gains	(0.72)		—	(0.27)	(0.32)	(0.14)	(0.07)

Distributions to shareholders from return of capital	—		—	(0.01)	—	—	—

Total distributions	(1.06)		(0.21)	(0.50)	(0.59)	(0.39)	(0.27)

Net asset value, end of period	$13.18		$14.54	$11.76	$11.50	$12.34	$11.70

Total Return(c)	(2.34)%		25.64%	6.71%	(1.78)%	8.94%	12.25%

Net assets, end of period (in 000’s)	$3,301		$3,801	$5,501	$8,661	$10,418	$9,289

Ratio of net expenses to average net assets(d)	0.51	%(e)	0.50%	0.51%	0.52%	0.52%	0.53%

Ratio of total expenses to average net assets(d)	0.62	%(e)	0.63%	0.64%	0.65%	0.62%	0.63%

Ratio of net investment income to average net assets	1.90	%(e)	1.49%	1.54%	1.62%	1.21%	1.54%

Portfolio turnover rate(f)	13%		16%	13%	15%	20%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.71		$11.90	$11.63	$12.48	$11.80	$10.76

Net investment income(a)(b)	0.16		0.25	0.22	0.23	0.17	0.22

Net realized and unrealized gain (loss)	(0.45)		2.81	0.59	(0.44)	0.93	1.12

Total from investment operations	(0.29)		3.06	0.81	(0.21)	1.10	1.34

Distributions to shareholders from net investment income	(0.36)		(0.25)	(0.26)	(0.32)	(0.28)	(0.23)

Distributions to shareholders from net realized gains	(0.72)		—	(0.27)	(0.32)	(0.14)	(0.07)

Distributions to shareholders from return of capital	—		—	(0.01)	—	—	—

Total distributions	(1.08)		(0.25)	(0.54)	(0.64)	(0.42)	(0.30)

Net asset value, end of period	$13.34		$14.71	$11.90	$11.63	$12.48	$11.80

Total Return(c)	(2.19)%		26.05%	7.17%	(1.46)%	9.45%	12.66%

Net assets, end of period (in 000’s)	$11,197		$13,638	$19,695	$25,244	$33,490	$637,000

Ratio of net expenses to average net assets(c)	0.16	%(e)	0.13%	0.13%	0.13%	0.13%	0.13%

Ratio of total expenses to average net assets(c)	0.25	%(e)	0.26%	0.26%	0.26%	0.23%	0.24%

Ratio of net investment income to average net assets	2.26	%(e)	1.87%	1.90%	2.00%	1.43%	1.93%

Portfolio turnover rate(f)	13%		16%	13%	15%	20%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.68		$11.88	$11.60	$12.46	$12.17

Net investment income(b)(c)	0.16		0.25	0.21	0.23	0.10

Net realized and unrealized gain (loss)	(0.45)		2.81	0.61	(0.45)	0.31

Total from investment operations	(0.29)		3.06	0.82	(0.22)	0.41

Distributions to shareholders from net investment income	(0.36)		(0.26)	(0.26)	(0.32)	(0.12)

Distributions to shareholders from net realized gains	(0.72)		—	(0.27)	(0.32)	—

Distributions to shareholders from return of capital	—		—	(0.01)	—	—

Total distributions	(1.08)		(0.26)	(0.54)	(0.64)	(0.12)

Net asset value, end of period	$13.31		$14.68	$11.88	$11.60	$12.46

Total Return(d)	(2.19)%		26.03%	7.28%	(1.54)%	3.39%

Net assets, end of period (in 000’s)	$13		$14	$11	$10	$10

Ratio of net expenses to average net assets(e)	0.14	%(f)	0.13%	0.12%	0.12%	0.12	%(f)

Ratio of total expenses to average net assets(e)	0.23	%(f)	0.23%	0.22%	0.23%	0.18	%(f)

Ratio of net investment income to average net assets	2.27	%(f)	1.86%	1.87%	2.01%	1.27	%(f)

Portfolio turnover rate(g)	13%		16%	13%	15%	20%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.67		$11.87	$11.60	$12.45	$12.18

Net investment income(b)(c)	0.16		0.25	0.22	0.23	0.11

Net realized and unrealized gain (loss)	(0.45)		2.81	0.59	(0.44)	0.23

Total from investment operations	(0.29)		3.06	0.81	(0.21)	0.34

Distributions to shareholders from net investment income	(0.36)		(0.26)	(0.26)	(0.32)	(0.07)

Distributions to shareholders from net realized gains	(0.72)		—	(0.27)	(0.32)	—

Distributions to shareholders from return of capital	—		—	(0.01)	—	—

Total distributions	(1.08)		(0.26)	(0.54)	(0.64)	(0.07)

Net asset value, end of period	$13.30		$14.67	$11.87	$11.60	$12.45

Total Return(d)	(2.19)%		26.05%	7.20%	(1.45)%	2.80%

Net assets, end of period (in 000’s)	$422,574		$470,368	$438,960	$573,771	$636,733

Ratio of net expenses to average net assets(e)	0.15	%(f)	0.12%	0.12%	0.12%	0.13	%(f)

Ratio of total expenses to average net assets(e)	0.24	%(f)	0.25%	0.25%	0.25%	0.25	%(f)

Ratio of net investment income to average net assets	2.27	%(f)	1.91%	1.92%	2.02%	2.48	%(f)

Portfolio turnover rate(g)	13%		16%	13%	15%	20%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$21.83		$17.16	$15.44	$16.51	$14.78	$12.91

Net investment income(a)(b)	0.24		0.16	0.13	0.13	0.12	0.11

Net realized and unrealized gain (loss)	(1.19)		4.67	1.76	(0.97)	1.77	1.85

Total from investment operations	(0.95)		4.83	1.89	(0.84)	1.89	1.96

Distributions to shareholders from net investment income	(0.27)		(0.16)	(0.13)	(0.13)	(0.16)	(0.09)

Distributions to shareholders from net realized gains	(0.05)		—	(0.04)	(0.10)	—	—

Total distributions	(0.32)		(0.16)	(0.17)	(0.23)	(0.16)	(0.09)

Net asset value, end of period	$20.56		$21.83	$17.16	$15.44	$16.51	$14.78

Total Return(c)	(4.46)%		28.29%	12.24%	(4.96)%	12.81%	15.23%

Net assets, end of period (in 000’s)	$573		$606	$470	$447	$658	$615

Ratio of net expenses to average net assets(d)	0.53	%(e)	0.50%	0.51%	0.52%	0.52%	0.53%

Ratio of total expenses to average net assets(d)	0.58	%(e)	0.58%	0.59%	0.61%	0.60%	0.61%

Ratio of net investment income to average net assets	2.27	%(e)	0.81%	0.86%	0.81%	0.77%	0.80%

Portfolio turnover rate(f)	13%		16%	12%	14%	17%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$22.03		$17.30	$15.58	$16.46	$14.72	$12.86

Net investment income(a)(b)	0.29		0.23	0.22	0.20	0.17	0.17

Net realized and unrealized gain (loss)	(1.21)		4.71	1.74	(0.96)	1.78	1.84

Total from investment operations	(0.92)		4.94	1.96	(0.76)	1.95	2.01

Distributions to shareholders from net investment income	(0.35)		(0.21)	(0.20)	(0.02)	(0.21)	(0.15)

Distributions to shareholders from net realized gains	(0.05)		—	(0.04)	(0.10)	—	—

Total distributions	(0.40)		(0.21)	(0.24)	(0.12)	(0.21)	(0.15)

Net asset value, end of period	$20.71		$22.03	$17.30	$15.58	$16.46	$14.72

Total Return(c)	(4.32)%		28.81%	12.60%	(4.61)%	13.32%	15.74%

Net assets, end of period (in 000’s)	$32,836		$33,151	$33,800	$43,565	$62,718	$2,207,827

Ratio of net expenses to average net assets(d)	0.16	%(e)	0.13%	0.13%	0.13%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.21	%(e)	0.21%	0.21%	0.22%	0.21%	0.21%

Ratio of net investment income to average net assets	2.64	%(e)	1.17%	1.41%	1.28%	1.06%	1.26%

Portfolio turnover rate(f)	13%		16%	12%	14%	17%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$21.73		$17.07	$15.38	$16.46	$15.59

Net investment income (loss)(b)(c)	0.28		0.26	0.20	0.19	(0.01)

Net realized and unrealized gain (loss)	(1.18)		4.62	1.73	(0.97)	0.88

Total from investment operations	(0.90)		4.88	1.93	(0.78)	0.87

Distributions to shareholders from net investment income	(0.35)		(0.22)	(0.20)	(0.20)	—

Distributions to shareholders from net realized gains	(0.05)		—	(0.04)	(0.10)	—

Total distributions	(0.40)		(0.22)	(0.24)	(0.30)	—

Net asset value, end of period	$20.43		$21.73	$17.07	$15.38	$16.46

Total Return(d)	(4.28)%		28.84%	12.58%	(4.57)%	5.58%

Net assets, end of period (in 000’s)	$9,375		$9,971	$11	$10	$11

Ratio of net expenses to average net assets(e)	0.15	%(f)	0.12%	0.12%	0.12%	0.12	%(f)

Ratio of total expenses to average net assets(e)	0.20	%(f)	0.20%	0.18%	0.19%	0.18	%(f)

Ratio of net investment income (loss) to average net assets	2.65	%(f)	1.36%	1.25%	1.22%	(0.05	)%(f)

Portfolio turnover rate(g)	13%		16%	12%	14%	17%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$21.74		$17.07	$15.38	$16.47	$15.84

Net investment income(b)(c)	0.28		0.23	0.20	0.19	0.01

Net realized and unrealized gain (loss)	(1.19)		4.66	1.74	(0.98)	0.62

Total from investment operations	(0.91)		4.89	1.94	(0.79)	0.63

Distributions to shareholders from net investment income	(0.35)		(0.22)	(0.21)	(0.20)	—

Distributions to shareholders from net realized gains	(0.05)		—	(0.04)	(0.10)	—

Total distributions	(0.40)		(0.22)	(0.25)	(0.30)	—

Net asset value, end of period	$20.43		$21.74	$17.07	$15.38	$16.47

Total Return(d)	(4.32)%		28.87%	12.59%	(4.60)%	3.98%

Net assets, end of period (in 000’s)	$3,527,434		$3,585,571	$2,710,904	$2,743,392	$2,797,271

Ratio of net expenses to average net assets(e)	0.15	%(f)	0.12%	0.12%	0.12%	0.12	%(f)

Ratio of total expenses to average net assets(e)	0.20	%(f)	0.20%	0.20%	0.21%	0.20	%(f)

Ratio of net investment income to average net assets	2.65	%(f)	1.18%	1.30%	1.21%	0.15	%(f)

Portfolio turnover rate(g)	13%		16%	12%	14%	17%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversification/ Non-diversified
Enhanced Dividend Global Equity and Tax-Advantaged Global Equity	A, Institutional, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

The Funds are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Funds may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

26

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Enhanced Dividend Global Equity	Quarterly	Annually
Tax-Advantaged Global Equity	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars.

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM

27

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Portfolios invest primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

28

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of

29

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2022:

ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$395,445,278	$—	$—

Exchange Traded Funds	2,926,405	—	—

Investment Company	20,948,057	—	—

Total	$419,319,740	$—	$—

Derivative Type

Assets

Total Return Swaps Contracts(a)	$—	$44,056	$—

Forward Foreign Currency Contracts(a)	—	498,487	—

Futures Contracts(a)	69,080	—	—

Purchased Option Contracts	—	49,828	—

Total	$69,080	$592,371	$—

30

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Total Return Swap Contracts(a)	$—	$(282,552)	$—

Interest Rate Swap Contracts(a)	—	(18,819)	—

Forward Foreign Currency Contracts(a)	—	(145,981)	—

Written Option Contracts	—	(520,168)	—

Total	$—	$(967,520)	$—

TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$3,221,680,210	$—	$—

Exchange Traded Funds	23,162,020	—	—

Investment Company	262,143,281	—	—

Total	$3,506,985,511	$—	$—

Derivative Type

Assets

Total Return Swap Contracts(a)	$—	$346,692	$—

Forward Foreign Currency Contracts(a)	—	3,602,384	—

Futures Contracts(a)	544,048	—	—

Purchased Option Contracts	—	392,350	—

Total	$544,048	$4,341,426	$—

Derivative Type

Liabilities(a)

Total Return Swap Contracts(a)	$—	$(2,236,526)	$—

Interest Rate Swap Contracts(a)	—	(149,031)	—

Forward Foreign Currency Contracts(a)	—	(718,652)	—

Written Option Contracts	—	(4,109,038)	—

Total	$—	$(7,213,247)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

31

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2022. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Enhanced Dividend Global Equity
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest Rate	Variation margin on futures contracts	$69,080	(a)	Unrealized loss on swap contracts and Written options, at value	$(47,073)
Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased Options, at value	542,674	(a)	Unrealized loss on forward foreign currency exchange contracts and Written options, at value	(180,582)	(a)
Equity	Unrealized gain on swap contracts and Purchased Options, at value	49,697	(a)	Unrealized loss on swap contracts and Written options, at value	(739,865)	(a)
Total		$661,451			$(967,520)

Tax-Advantaged Global Equity
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest Rate	Unrealized gain on forward foreign currency exchange contracts and Purchased Options, at value	$544,048	(a)	Unrealized loss on swap contracts and Written options, at value	$(372,561)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	3,950,196	(a)	Unrealized loss on forward foreign currency exchange contracts and Written options, at value	(991,251)	(a)
Equity	Unrealized gain on swap contracts and Purchased Options, at value	391,230	(a)	Unrealized loss on swap contracts and Written options, at value	(5,849,435)	(a)
Total		$4,885,474			$(7,213,247)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Schedule of Investments. Only variation margin as of February 28, 2022 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts and written option	$179,698	$(274,854)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, written option, and purchased options	2,634,943	(829,089)
Equity	Net realized gain (loss) from swap contracts, written option and purchased options/Net change in unrealized gain (loss) on swap contracts, written option and purchased options	28,816	(265,513)
Total		$2,843,457	$(1,369,456)

32

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

Tax-Advantaged Global Equity
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts and written option	$1,248,909	$(1,950,645)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, written option and purchased options	19,105,431	(5,786,750)
Equity	Net realized gain (loss) from swap contracts, written option and purchased options/Net change in unrealized gain (loss) on future contracts, swap contracts, written option and purchased options	(228,142)	(2,102,686)
Total		$20,582,482	$(9,840,081)

For the six months ended February 28, 2022, the relevant values for each derivative type was as follows:

	Average number of Contracts(1) or Notional Amounts(1)
Fund	Futures Contracts	Forward Contracts	Swap Agreements	Written Options
Enhanced Dividend Global Equity	50	47,570,055	258,134	65,075
Tax-Advantaged Global Equity	392	359,936,595	2,038,942	513,890

(1)	Amounts disclosed represent average number of contracts for futures contracts, purchased options and written options, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that each Fund held such derivatives during the six months ended February 28, 2022.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Fund’s average daily net assets. Prior to December 29, 2021 GSAM waived a portion of its management fee in order to achieve an effective net rate of 0.08% as an annual percentage rate of average daily net assets of each Fund.

B.  Distribution and/or Service (12b-1) Plan — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Funds.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the six months ended February 28, 2022, Goldman Sachs retained front-end sales charges of $76 for the Enhanced Dividend Global Equity Portfolio.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class R6 and Class P

33

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Shares; and 0.04% of the average daily net assets of Institutional Shares. Effective December 29, 2021 Goldman Sachs began waiving 0.04% of it’s transfer agent fee of the class A shares of the Enhanced Dividend Global Equity fund.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Funds is 0.014%. These Other Expense limitations will remain in place through at least December 29, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Total Expense Reductions
Enhanced Dividend Global Equity	$111,773	$100,063	$211,836
Tax-Advantaged Global Equity	856,500	44,712	901,212

F.  Line of Credit Facility — As of February 28, 2022, the Portfolios participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2022, the Portfolios did not have any borrowings under the facility.

G.  Other Transactions with Affiliates — The Funds invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended February 28, 2022:

Enhanced Dividend Global Equity
	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income
Goldman Sachs Emerging Markets Equity Insights Fund	$24,106,846	$8,291,760	$(2,517,652)	$15,050	$(6,545,894)	$23,350,110.00	2,476,152	$542,637
Goldman Sachs Energy Infrastructure Fund	7,888,167	982,635	—	—	(7,844,516)	1,026,286	97,002	—
Goldman Sachs Financial Square Government Fund (Institutional Shares)	3,321,545	99,950,006	(82,323,494)	—	—	20,948,057	20,948,057	1,240

34

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Enhanced Dividend Global Equity (continued)
	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income
Goldman Sachs Global Infrastructure Fund	$8,686,612	$213,227	$(840,819)	$101,053	$(269,474)	$7,890,599	608,373	$48,442
Goldman Sachs Global Real Estate Securities Fund	8,768,488	248,574	(840,819)	71,367	(692,436)	7,555,174	656,401	97,205
Goldman Sachs High Yield Floating Rate Fund	—	2,949,242	—	—	(40,712)	2,908,530	314,096	10,741
Goldman Sachs International Equity Dividend and Premium Fund	92,684,445	6,375,685	(9,218,057)	374,532	(5,860,514)	84,356,091	11,914,702	562,408
Goldman Sachs International Small Cap Insights Fund	17,701,945	1,607,748	(1,698,177)	202,020	(2,594,283)	15,219,253	1,177,050	558,602
Goldman Sachs MLP Energy Infrastructure Fund	7,888,167	876,173	(840,819)	189,798	1,371,021	9,484,340	344,259	267,867
Goldman Sachs Small Cap Equity Insights Fund	37,609,230	10,815,587	(3,776,479)	885,827	(11,967,127)	33,567,038	1,310,189	2
Goldman SachsTactical Tilt Overlay Fund	47,687,260	3,318,053	(51,064,029)	3,353,666	(3,294,950)	—	—	959,139
Goldman Sachs US Equity Dividend and Premium Fund	238,205,328	19,839,566	(32,528,697)	2,662,904	(18,091,244)	210,087,857	13,668,696	708,910

Total	$494,548,033	$155,468,256	$(185,649,042)	$7,856,217	$(55,830,129)	$416,393,335		$3,757,193

Tax-Advantaged Global Equity
	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income
Goldman Sachs Emerging Markets Equity Insights Fund	$175,328,302	$72,665,707	$(2,695,084)	$(591,014)	$(49,974,757)	$194,733,154	20,650,387	$4,273,177
Goldman Sachs Energy Infrastructure Fund	—	7,777,107	—	—	345,478	8,122,585	767,730	—
Goldman Sachs Financial Square Government Fund (Institutional Shares)	26,923,612	790,378,087	(555,158,418)	—	—	262,143,281	262,143,281	10,848
Goldman Sachs Global Infrastructure Fund	62,101,355	5,911,144	(900,076)	(9,213)	(1,227,662)	65,875,548	5,079,071	366,771
Goldman Sachs Global Real Estate Securities Fund	64,881,581	3,628,218	(900,076)	(17,178)	(4,847,464)	62,745,081	5,451,354	761,490

35

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity (continued)
	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income
Goldman Sachs High Yield Floating Rate Fund	$—	$23,341,904	$—	$—	$(322,215)	$23,019,689	2,485,928	$85,006
Goldman Sachs International Small Cap Insights Fund	129,760,845	17,606,260	(1,815,536)	(106,350)	(18,421,276)	127,023,943	9,823,971	4,398,372
Goldman Sachs International Tax-Managed Equity Fund	693,930,551	78,865,782	(9,870,018)	(423,616)	(75,359,594)	687,143,105	60,328,631	21,438,168
Goldman Sachs MLP Energy Infrastructure Fund	57,865,617	9,385,677	(900,076)	(22,665)	12,267,063	78,595,616	2,852,835	2,106,415
Goldman Sachs Tactical Tilt Overlay Fund	349,793,299	33,671,758	(383,696,640)	19,469,437	—	19,237,854	—	7,633,892
Goldman Sachs U.S. Tax-Managed Equity Fund Class R6	2,056,883,627	158,586,893	(132,435,292)	5,350,673	(113,964,412)	1,974,421,489	56,043,755	9,148,691

Total	$3,617,468,789	$1,201,818,537	$(1,088,371,216)	$23,650,074	$(251,504,839)	$3,503,061,345		$50,222,830

As of February 28, 2022, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Goldman Sachs Emerging Markets Equity Insights Fund	—%	9%
Goldman Sachs Emerging Markets Equity Insights Fund	—	23
Goldman Sachs Global Real Estate Securities Fund	—	37
Goldman Sachs International Equity Dividend and Premium Fund	49	—
Goldman Sachs International Tax-Managed Equity Fund	—	86
Goldman Sachs MLP Energy Infrastructure Fund	—	5
Goldman Sachs Small Cap Equity Insights Fund	6	—
Goldman Sachs Tactical Tilt Overlay Fund	—	9
Goldman Sachs U.S. Equity Dividend and Premium Fund	8	—
Goldman Sachs U.S. Tax-Managed Equity Fund	—	84

As of February 28, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of the following share class of the Portfolios:

Portfolio	Class R6
Enhanced Dividend Global Equity	100%

36

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2022, were as follows:

	Purchases		Sales
Fund	Long Term	In-Kind	Long Term	In-Kind
Enhanced Dividend Global Equity	$59,000,194	$—	$103,948,089	$—
Tax-Advantaged Global Equity	438,997,273	97,851,990	635,722,883	—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year ended August 31, 2021, certain timing differences on a tax-basis were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Timing differences (Late Year Ordinary Loss Deferral)	$—	$(4,970)

As of February 28, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Tax cost	$316,708,099	$2,172,889,449
Gross unrealized gain	102,676,814	1,334,614,969
Gross unrealized loss	(65,173)	(518,907)
Net unrealized gain	$102,611,641	$1,334,096,062

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and net mark to market gains (loss) on foreign currency contracts.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

37

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

8. OTHER RISKS (continued)

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Investments in the Underlying Funds — The Funds invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of February 28, 2022, the Enhanced Dividend Global Equity Portfolio invested 48.1% and 19.3% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of February 28, 2022, the Tax-Advantaged Global Equity Portfolio invested 55.3% and 19.2% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International

38

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Fund or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s or the Underlying Fund’s expense ratio. Similarly, large Fund or Underlying Fund share purchases may adversely affect a Fund’s or an Underlying Fund’s performance to the extent that the Fund or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

39

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,446	$62,205	37,935	$429,619
Reinvestment	17,129	238,439	26,127	304,108
Shares redeemed	(32,526)	(448,604)	(349,960)	(3,934,449)
	(10,951)	(147,960)	(285,898)	(3,200,722)
Institutional Shares
Shares sold	52,923	758,246	100,714	1,172,359
Reinvestment	61,734	869,592	61,169	715,382
Shares redeemed	(201,988)	(2,816,126)	(678,244)	(7,424,170)
	(87,331)	(1,188,288)	(516,361)	(5,536,429)
Class R6 Shares
Shares sold	4	52	—	—
Reinvestment	70	987	42	487
	74	1,039	42	487
Class P Shares
Shares sold	1,017,558	14,397,244	2,177,793	25,111,874
Reinvestment	2,310,847	32,458,848	2,213,900	25,859,881
Shares redeemed	(3,630,824)	(50,619,214)	(16,881,525)	(175,745,356)
	(302,419)	(3,763,122)	(12,489,832)	(124,773,601)

NET DECREASE	(400,627)	$(5,098,331)	(13,292,049)	$(133,510,265)

40

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	267	$5,751	381	$7,519
Reinvestment	396	8,759	232	4,264
Shares redeemed	(553)	(11,679)	(247)	(4,982)
	110	2,831	366	6,801
Institutional Shares
Shares sold	90,736	1,951,269	126,637	2,141,685
Reinvestment	26,959	601,084	18,178	336,299
Shares redeemed	(37,369)	(821,648)	(593,534)	(10,630,812)
	80,326	1,730,705	(448,719)	(8,152,828)
Class R6 Shares
Shares sold	34,470	764,903	516,402	9,050,583
Reinvestment	8,189	180,128	5,697	103,968
Shares redeemed	(42,593)	(934,333)	(63,944)	(1,324,008)
	66	10,698	458,155	7,830,543
Class P Shares
Shares sold	10,631,367	227,535,069	17,223,132	328,167,742
Reinvestment	3,027,052	66,586,285	1,885,862	34,416,974
Shares redeemed	(5,977,494)	(128,726,770)	(12,918,851)	(243,103,566)
	7,680,925	165,394,584	6,190,143	119,481,150

NET INCREASE	7,761,427	$167,138,818	6,199,945	$119,165,666

41

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

42

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2022 (Unaudited)

As a shareholder of Class A, Institutional, Class R6 or Class P Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Class R6 and Class P Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio				Tax-Advantaged Global Equity Portfolio
Share Class	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/2022*
Class A Shares
Actual	$1,000.00	$976.63		$2.50	$1,000.00	$955.41		$2.57
Hypothetical 5% return	1,000.00	1,022.27	+	2.56	1,000.00	1,022.17	+	$2.66
Institutional Shares
Actual	1,000.00	978.08		0.78	1,000.00	956.80		0.78
Hypothetical 5% return	1,000.00	1,024.00	+	0.80	1,000.00	1,024.00	+	0.80
Class R6 Shares
Actual	1,000.00	978.10		0.69	1,000.00	957.22		0.73
Hypothetical 5% return	1,000.00	1,024.05	+	0.70	1,000.00	1,024.05	+	0.75
Class P Shares
Actual	1,000.00	978.06		0.74	1,000.00	956.79		0.73
Hypothetical 5% return	1,000.00	1,024.05	+	0.75	1,000.00	1,024.05	+	0.75

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Institutional Shares	Class R6 Shares	Class P Shares
Enhanced Dividend Global Equity Portfolio	0.51%	0.16%	0.14%	0.15%

Tax-Advantaged Global Equity Portfolio	0.53	0.16	0.15	0.15

43

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.21 trillion in assets under supervision as of December 31, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES

Jessica Palmer, Chair

Dwight L. Bush

Kathryn A. Cassidy

John G. Chou*

Diana M. Daniels

Joaquin Delgado

Eileen H. Dowling

James A. McNamara

Roy W. Templin

Gregory G. Weaver

Paul C. Wirth*

*Effective April 12, 2022.

OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2022 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2022 Goldman Sachs. All rights reserved. 275081-OTU-1591598 TAGEDSAR-22

Goldman Sachs Funds

Semi-Annual Report	February 28, 2022

Allocation Funds
Global Managed Beta Fund
Strategic Factor Allocation Fund
Strategic Volatility Premium Fund
Tactical Tilt Overlay Fund

Goldman Sachs Allocation Funds

∎	GLOBAL MANAGED BETA FUND

∎	STRATEGIC FACTOR ALLOCATION FUND

∎	STRATEGIC VOLATILITY PREMIUM FUND

∎	TACTICAL TILT OVERLAY FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Allocation Funds

The following are highlights both of key factors affecting the financial markets and of any key changes made to the Goldman Sachs Allocation Funds (the “Funds”) during the six months ended February 28, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2022.

Market and Economic Review

•

Global equity and fixed income markets broadly recorded negative returns during the Reporting Period, with persistent supply-chain disruptions and inflationary pressures as the common themes and COVID-19 variants and Russia’s invasion of Ukraine as the biggest headlines.

•	U.S. equities held up better than non-U.S. developed markets equities during the Reporting Period, while emerging markets equities produced the weakest results.

•	Within fixed income, emerging markets debt and U.S. investment grade bonds were among the weakest performing sectors.

•

Halts in global manufacturing activities due to supply-chain problems and semiconductor shortages, as well as power cuts and energy crises around the world, weighed on investor sentiment during the Reporting Period.

•

Inflation rose in both developed and emerging economies, driven by supply-and-demand imbalances, higher energy prices and the effects of economic reopening amid the persistent overhangs of the COVID-19 pandemic. In February 2022, inflation surged to new multi-decade highs, with energy and commodity prices jumping largely due to Russia’s invasion of Ukraine.

•

Regulations imposed by the Chinese government on certain key sectors, primarily technology, increased investor pessimism, which was worsened by the debt crisis at Chinese property developer Evergrande Group.

•	The spread of COVID-19 variants, especially in the emerging markets, also unsettled investors, as a surge in cases and increased hospitalizations threatened an economic recovery.

•	In the developed markets, central banks delivered or hinted at sooner than previously consensus expected monetary policy normalization.

•

The U.S. Federal Reserve (the “Fed”) began scaling back its asset purchase program and then accelerated the pace of its tapering. Policymakers additionally hinted they might raise interest rates in March 2022 in the Fed’s first federal funds rate increase since the end of 2018.

•

Government bond yields generally rose during the Reporting Period in anticipation of central bank action, though investors began pricing in less cumulative monetary policy tightening following the escalation of the Russia/Ukraine conflict at the end of February.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

Goldman Sachs Strategic Factor Allocation Fund

•

The Fund outperformed its blended benchmark during the Reporting Period, benefiting from the implementation of the Goldman Sachs Strategic Factor Allocation process (“Strategic Allocation”). The Strategic Allocation was developed to provide exposure to “factors,” which are academically derived drivers of investment returns that the Goldman Sachs Investment Strategy Group believes offer the potential for greater and more consistent returns in various market environments. (The Fund’s blended benchmark, the Strategic Factor Allocation Composite Index, is comprised 50% of the S&P 500® Index and 50% of the Bloomberg U.S. Aggregate Bond Index.)

1

MARKET REVIEW

Goldman Sachs Allocation Funds

•

During the Reporting Period, the Volatility factor added significantly to the Fund’s relative returns, with the Flow factor also contributing positively. The Volatility factor seeks to capture the “fear premium” associated with equity risk. (The fear premium is the amount investors tend to overpay to preserve capital during periods of financial market volatility.) The Flow factor seeks to systematically capitalize on flows within and across asset classes.

•

These positive results were offset somewhat by the Equity and Term factors. The Equity factor seeks to capture the premium associated with equity risk. The Term factor seeks to capture the premium associated with interest rate and inflation risk.

Goldman Sachs Strategic Volatility Premium Fund

•

The Fund outperformed its benchmark index, the Bloomberg 1-5 Year U.S. Treasury Index, with the Strategic Volatility Premium strategy (“Strategic Volatility Premium”) adding to results. (The Strategic Volatility Premium seeks to enhance the returns of a fixed income allocation to U.S. Treasury securities by using an options-based overlay strategy and hedging with S&P 500® Index futures.)

•	During the Reporting Period, expected volatility in the U.S. equity markets exceeded subsequent realized volatility, and thus the Fund’s options-based overlay strategy boosted relative performance.

2

FUND BASICS

Global Managed Beta Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	MSCI All Country World Index Investable Market Index[2]
Institutional Shares	-5.99%	-5.10%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI All Country World Index Investable Market Index (Net, USD, 50% Non-US Developed Hedged to USD) captures large, mid and small cap representation across 23 developed markets and 25 emerging markets. With 9,309 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2022, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 25 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

FUND COMPOSITION[3]

Percentage of Net Assets

[3]	Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph does not depict the investment in the securities lending reinvestment vehicle. The investment in the securities lending reinvestment vehicle represented 8.7% of the Fund’s net assets as of February 28, 2022. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Strategic Factor Allocation Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	Strategic Factor Allocation Composite Index[2]	S&P 500® Index[3]	Bloomberg U.S. Aggregate Bond Index[4]
Institutional	-0.32%	-3.23%	-2.62%	-4.07%
Class R6	-0.33	-3.23	-2.62	-4.07
Class P	-0.33	-3.23	-2.62	-4.07

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Strategic Factor Allocation Composite Index is a blend of 50% the S&P 500® Index and 50% the Bloomberg U.S. Aggregate Bond Index. It is not possible to invest in an unmanaged index.

[3]	The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks, an unmanaged index of common stock prices. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business
Goldman Sachs Financial Square Government Fund — Institutional Shares	77.3%	Investment Companies

[5]	The holdings may not be representative of the Fund’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities. The holdings may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Strategic Volatility Premium Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021-February 28, 2022	Fund Total Return (based on NAV)[1]	Bloomberg 1-5 Year U.S. Treasury Index
Institutional	-0.81%	-2.44%
Class P	-0.81	-2.44

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	Bloomberg 1-5 Year Corporate Index: Measures the investment grade, fixed-rate, taxable corporate bond market with 1-5 year maturities. Bloomberg 1-5 Year Government/Credit Index: Is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOLDINGS AS OF 2/28/22[3]

Holding	% of Net Assets	Line of Business
Goldman Sachs Financial Square Government Fund — Institutional Shares	79.3%	Investment Companies

[3]	The holdings may not be representative of the Fund’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities. The holdings may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedules of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Tactical Tilt Overlay Fund

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[1]	ICE® BofAML Three-Month U.S. Treasury-Bill Index[2]	ICE® BofAML® U.S. Dollar Three- Month LIBOR Constant Maturity Index[3]

Institutional	1.63%	0.02%	0.01%
Class R6	1.68	0.02	0.01
Class P	1.68	0.02	0.01

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE® BofAML® Three-Month U.S. Treasury Bill Index, an unmanaged index, measures total return on cash, including price and Interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figure does not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph does not depict the investment in the securities lending reinvestment vehicle. The investment in the securities lending reinvestment vehicle represented 0.8% of the Fund’s net assets as of February 28, 2022. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 10.6%
Aerospace & Defense – 0.1%
7,084	BAE Systems PLC	$68,013
903	General Dynamics Corp.	211,708
814	Huntington Ingalls Industries, Inc.	166,382
698	L3Harris Technologies, Inc.	176,112
505	Lockheed Martin Corp.	219,069
600	Northrop Grumman Corp.	265,284
2,036	Raytheon Technologies Corp.	209,097
3,850	Textron, Inc.	281,551
523	Thales SA	59,791
234	The Boeing Co.*	48,050

		1,705,057

Air Freight & Logistics – 0.1%
1,608	C.H. Robinson Worldwide, Inc.	155,462
10,499	Deutsche Post AG	527,703
643	DSV A/S	118,348
1,049	Expeditors International of Washington, Inc.	108,425
1,160	FedEx Corp.	257,833
1,555	United Parcel Service, Inc. Class B	327,203
2,846	Yamato Holdings Co. Ltd.	55,892

		1,550,866

Auto Components – 0.0%
255	Aptiv PLC*	33,007
3,257	BorgWarner, Inc.	133,570
1,222	Bridgestone Corp.	50,323
318	Cie Generale des Etablissements Michelin SCA	43,775
799	Denso Corp.	56,186
663	Faurecia SE	24,965
127	Lear Corp.	19,982
1,244	Magna International, Inc.	92,424
1,887	Sumitomo Electric Industries Ltd.	25,050
1,051	Valeo	23,179

		502,461

Automobiles – 0.2%
783	Bayerische Motoren Werke AG	75,409
300	Ferrari NV	64,467
24,196	Ford Motor Co.	424,882
763	General Motors Co.*	35,647
5,025	Honda Motor Co. Ltd.	152,664
2,072	Isuzu Motors Ltd.	28,023
6,591	Mazda Motor Corp.*	48,749
2,524	Mercedes-Benz Group AG	197,174
883	Renault SA*	27,671
6,011	Stellantis NV	109,231
1,243	Subaru Corp.	20,386
1,533	Tesla, Inc.*	1,334,369
17,321	Toyota Motor Corp.	316,908
214	Volkswagen AG	55,349
894	Yamaha Motor Co. Ltd.	20,097

		2,911,026

Common Stocks – (continued)
Banks – 0.5%
1,761	ABN AMRO Bank NV(a)	23,434
7,704	Australia & New Zealand Banking Group Ltd.	145,851
12,254	Banco Bilbao Vizcaya Argentaria SA	72,712
27,703	Banco Santander SA	92,251
4,450	Bank Hapoalim BM	47,163
14,802	Bank Leumi Le-Israel BM	160,349
19,557	Bank of America Corp.	864,419
1,831	Bank of Montreal	209,073
35,149	Barclays PLC	85,889
2,355	BNP Paribas SA	136,648
40,706	BOC Hong Kong Holdings Ltd.	146,341
8,373	CaixaBank SA	27,502
1,541	Canadian Imperial Bank of Commerce	195,047
5,847	Citigroup, Inc.	346,318
1,977	Citizens Financial Group, Inc.	103,634
3,112	Commonwealth Bank of Australia	211,129
5,383	Credit Agricole SA	68,570
3,416	Danske Bank A/S	57,860
4,329	DBS Group Holdings Ltd.	108,832
2,734	DNB Bank ASA	61,209
1,077	Erste Groupe Bank AG	38,284
2,099	Fifth Third Bancorp	100,416
1,688	FinecoBank Banca Fineco SpA	28,132
264	First Republic Bank	45,741
1,949	Hang Seng Bank Ltd.	35,942
24,682	HSBC Holdings PLC	171,349
2,283	Huntington Bancshares, Inc.	35,432
8,045	ING Groep NV	93,953
21,803	Intesa Sanpaolo SpA	55,736
10,673	Israel Discount Bank Ltd. Class A	70,379
4,046	Japan Post Bank Co. Ltd.	35,501
9,358	JPMorgan Chase & Co.	1,326,964
381	KBC Group NV	27,450
2,689	KeyCorp.	67,413
171,553	Lloyds Banking Group PLC	110,567
439	M&T Bank Corp.	79,999
3,912	Mediobanca Banca di Credito Finanziario SpA	40,740
25,685	Mitsubishi UFJ Financial Group, Inc.	157,680
2,319	Mizrahi Tefahot Bank Ltd.	90,625
4,613	Mizuho Financial Group, Inc.	60,795
4,993	National Australia Bank Ltd.	104,868
2,335	National Bank of Canada	187,224
7,047	Nordea Bank Abp	77,965
26,306	Oversea-Chinese Banking Corp. Ltd.	227,953
2,233	Raiffeisen Bank International AG	36,387
3,381	Regions Financial Corp.	81,786
7,526	Resona Holdings, Inc.	33,658
4,048	Royal Bank of Canada	447,787
282	Signature Bank	97,259
5,390	Skandinaviska Enskilda Banken AB Class A	62,095
2,298	Societe Generale SA	64,982
4,380	Standard Chartered PLC	31,215
6,587	Sumitomo Mitsui Financial Group, Inc.	233,590

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
1,315	Sumitomo Mitsui Trust Holdings, Inc.	$46,725
36	SVB Financial Group*	21,816
4,564	Svenska Handelsbanken AB Class A	43,389
1,746	Swedbank AB Class A	28,210
2,750	The Bank of Nova Scotia	199,280
751	The PNC Financial Services Group, Inc.	149,637
2,611	The Shizuoka Bank Ltd.	19,304
5,114	The Toronto-Dominion Bank	412,671
1,978	Truist Financial Corp.	123,071
2,824	U.S. Bancorp	159,669
5,366	United Overseas Bank Ltd.	119,261
10,007	Wells Fargo & Co.	534,074
8,485	Westpac Banking Corp.	140,225

		9,521,430

Beverages – 0.2%
2,009	Anheuser-Busch InBev SA	123,971
1,547	Asahi Group Holdings Ltd.	62,405
1,317	Brown-Forman Corp. Class B	85,908
433	Carlsberg AS Class B	63,499
2,126	Coca-Cola Europacific Partners PLC	108,873
1,097	Coca-Cola HBC AG	27,871
307	Constellation Brands, Inc. Class A	66,195
3,438	Davide Campari-Milano NV	37,415
4,354	Diageo PLC	215,707
1,900	Heineken Holding NV	155,171
440	Heineken NV	44,633
2,683	Ito En Ltd.	154,304
2,945	Keurig Dr Pepper, Inc.	113,883
1,807	Kirin Holdings Co. Ltd.	30,042
6,953	Molson Coors Beverage Co. Class B	362,808
3,263	Monster Beverage Corp.*	275,397
4,518	PepsiCo, Inc.	739,777
426	Pernod Ricard SA	92,996
254	Remy Cointreau SA	48,883
1,619	Suntory Beverage & Food Ltd.	64,516
6,581	The Coca-Cola Co.	409,602

		3,283,856

Biotechnology – 0.1%
5,675	AbbVie, Inc.	838,595
833	Amgen, Inc.	188,658
1,261	Biogen, Inc.*	266,084
406	BioMarin Pharmaceutical, Inc.*	31,717
440	CSL Ltd.	83,654
44	Genmab A/S*	14,788
4,868	Gilead Sciences, Inc.	294,027
3,078	Grifols SA	58,359
335	Horizon Therapeutics PLC*	30,542
3,263	Incyte Corp.*	222,863
711	Moderna, Inc.*	109,210
353	Regeneron Pharmaceuticals, Inc.*	218,281
975	Seagen, Inc.*	125,648
1,224	Vertex Pharmaceuticals, Inc.*	281,544

		2,763,970

Common Stocks – (continued)
Building Products – 0.1%
1,336	A.O. Smith Corp.	91,623
978	AGC, Inc.	43,386
696	Allegion PLC	79,706
1,075	Assa Abloy AB Class B	28,216
2,707	Carrier Global Corp.	121,490
3,299	Cie de Saint-Gobain	204,555
1,121	Fortune Brands Home & Security, Inc.	97,415
122	Geberit AG	79,810
2,597	Johnson Controls International PLC	168,701
529	Kingspan Group PLC	51,663
794	Lennox International, Inc.	211,942
1,685	Lixil Corp.	37,554
5,174	Masco Corp.	289,951
6,008	Nibe Industrier AB Class B	53,482
2,425	Owens Corning	225,986
100	Rockwool International A/S Class B	34,281
605	Trane Technologies PLC	93,128

		1,912,889

Capital Markets – 0.3%
1,411	3i Group PLC	25,136
23,410	abrdn PLC	64,886
730	Ameriprise Financial, Inc.	218,847
938	ASX Ltd.	56,338
233	BlackRock, Inc.	173,326
3,114	Blackstone, Inc.	396,942
1,601	Brookfield Asset Management, Inc. Class A	87,496
462	Cboe Global Markets, Inc.	54,188
526	CME Group, Inc.	124,415
431	Coinbase Global, Inc. Class A*	82,222
7,380	Daiwa Securities Group, Inc.	43,634
7,545	Deutsche Bank AG*	93,141
407	Deutsche Boerse AG	69,281
2,099	EQT AB	70,254
776	FactSet Research Systems, Inc.	315,126
1,972	Franklin Resources, Inc.	58,627
8,717	Hargreaves Lansdown PLC	132,117
3,279	Hong Kong Exchanges & Clearing Ltd.	158,889
1,471	IGM Financial, Inc.	52,260
1,224	Intercontinental Exchange, Inc.	156,819
9,387	Invesco Ltd.	199,380
2,804	KKR & Co., Inc.	168,576
765	Macquarie Group Ltd.	100,676
55	MarketAxess Holdings, Inc.	20,979
1,504	Moody’s Corp.	484,333
4,469	Morgan Stanley	405,517
236	MSCI, Inc.	118,399
702	Nasdaq, Inc.	120,147
594	Northern Trust Corp.	67,657
367	Onex Corp.	24,646
160	Partners Group Holding AG	216,286
842	Raymond James Financial, Inc.	92,325
1,770	Robinhood Markets, Inc. Class A*	21,258
1,367	S&P Global, Inc.	513,451
645	Schroders PLC	26,405

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
1,766	SEI Investments Co.	$103,452
29,431	Singapore Exchange Ltd.	204,186
1,810	St. James’s Place PLC	33,934
1,704	State Street Corp.	145,402
1,300	T. Rowe Price Group, Inc.	187,928
2,889	The Bank of New York Mellon Corp.	153,550
4,392	The Carlyle Group, Inc.	205,853
2,862	The Charles Schwab Corp.	241,724
395	TMX Group Ltd.	39,902
804	Tradeweb Markets, Inc. Class A	67,922
9,955	UBS Group AG	183,140

		6,580,972

Chemicals – 0.2%
628	Air Liquide SA	104,314
281	Air Products & Chemicals, Inc.	66,400
543	Akzo Nobel NV	51,662
622	Arkema SA	82,488
770	BASF SE	51,271
359	Celanese Corp.	50,002
366	CF Industries Holdings, Inc.	29,716
330	Chr Hansen Holding A/S	24,058
2,186	Corteva, Inc.	113,738
1,399	Covestro AG(a)	73,987
937	Croda International PLC	93,793
1,346	Dow, Inc.	79,360
1,181	DuPont de Nemours, Inc.	91,374
859	Eastman Chemical Co.	101,766
383	Ecolab, Inc.	67,508
77	EMS-Chemie Holding AG	76,163
838	Evonik Industries AG	25,225
268	FMC Corp.	31,423
34	Givaudan SA	141,964
2,562	ICL Group Ltd.	29,095
274	International Flavors & Fragrances, Inc.	36,442
1,991	Johnson Matthey PLC	50,033
1,243	JSR Corp.	39,102
1,010	Kansai Paint Co. Ltd.	20,271
490	Koninklijke DSM NV	92,004
758	Linde PLC*	222,276
10,251	Mitsubishi Chemical Holdings Corp.	72,821
2,221	Nippon Sanso Holdings Corp.	43,407
264	Nitto Denko Corp.	19,266
898	Novozymes A/S Class B	58,938
1,506	Nutrien Ltd.	129,522
551	PPG Industries, Inc.	73,531
831	RPM International, Inc.	70,278
271	Shin-Etsu Chemical Co. Ltd.	42,327
376	Sika AG	124,770
312	Solvay SA	34,794
15,186	Sumitomo Chemical Co. Ltd.	72,501
435	Symrise AG	51,742
3,590	The Mosaic Co.	188,224
1,016	The Sherwin-Williams Co.	267,340
1,578	Tosoh Corp.	24,488

Common Stocks – (continued)
Chemicals – (continued)
680	Umicore SA	27,819
693	Yara International ASA	35,294

		3,182,497

Commercial Services & Supplies – 0.1%
5,689	Brambles Ltd.	40,976
573	Cintas Corp.	215,058
404	Copart, Inc.*	49,644
1,156	Dai Nippon Printing Co. Ltd.	30,177
5,644	Rentokil Initial PLC	38,302
1,120	Republic Services, Inc.	134,714
8,494	Rollins, Inc.	277,159
460	Secom Co. Ltd.	33,785
6,908	Securitas AB Class B	83,634
554	Sohgo Security Services Co. Ltd.	20,002
1,511	Toppan, Inc.	29,773
1,057	Waste Connections, Inc.	130,529
1,164	Waste Management, Inc.	168,082

		1,251,835

Communications Equipment – 0.1%
952	Arista Networks, Inc.*	116,839
11,477	Cisco Systems, Inc.	640,072
707	F5, Inc.*	142,001
3,543	Juniper Networks, Inc.	119,718
645	Motorola Solutions, Inc.	142,177
11,745	Nokia Oyj*	63,509
6,541	Telefonaktiebolaget LM Ericsson Class B	60,190

		1,284,506

Construction & Engineering – 0.1%
5,766	ACS Actividades de Construccion y Servicios SA	140,117
878	Bouygues SA	31,396
1,712	Eiffage SA	174,391
1,279	Ferrovial SA	34,845
2,133	Kajima Corp.	28,707
2,419	Obayashi Corp.	20,254
3,125	Shimizu Corp.	20,685
6,199	Skanska AB Class B	140,304
613	Taisei Corp.	20,383
1,724	Vinci SA	180,764
3,004	WSP Global, Inc.	368,562

		1,160,408

Construction Materials – 0.0%
1,432	CRH PLC	65,096
1,364	HeidelbergCement AG	88,506
2,101	LafargeHolcim Ltd.	105,760
1,280	James Hardie Industries PLC	41,788
139	Martin Marietta Materials, Inc.	52,737
244	Vulcan Materials Co.	44,274

		398,161

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 0.1%
4,672	Ally Financial, Inc.	$233,133
1,675	American Express Co.	325,854
2,011	Capital One Financial Corp.	308,226
1,855	Discover Financial Services	228,981
2,816	SoFi Technologies, Inc.*	32,243
5,706	Synchrony Financial	244,103

		1,372,540

Containers & Packaging – 0.0%
3,871	Amcor PLC	45,020
402	Avery Dennison Corp.	70,832
632	Ball Corp.	56,716
591	CCL Industries, Inc. Class B	26,643
567	Crown Holdings, Inc.	69,554
2,711	International Paper Co.	118,010
296	Packaging Corp. of America	43,568
672	Sealed Air Corp.	45,111
2,430	Smurfit Kappa Group PLC	121,360
3,985	Westrock Co.	180,401

		777,215

Distributors – 0.0%
2,228	Genuine Parts Co.	272,173
6,659	LKQ Corp.	312,640
683	Pool Corp.	313,210

		898,023

Diversified Financial Services – 0.1%
5,875	Apollo Global Management, Inc.	383,403
4,442	Berkshire Hathaway, Inc. Class B*	1,427,881
904	Eurazeo SE	69,826
342	Groupe Bruxelles Lambert SA	35,512
1,495	Industrivarden AB Class A	41,284
1,446	Industrivarden AB Class C	39,193
1,408	Investor AB Class A	31,134
7,320	Investor AB Class B	149,053
1,189	Kinnevik AB Class B*	30,272
696	L E Lundbergforetagen AB Class B	33,608
3,871	Mitsubishi HC Capital, Inc.	20,131
4,094	ORIX Corp.	81,156
220	Sofina SA	85,438
822	Tokyo Century Corp.	36,038
195	Wendel SE	19,796

		2,483,725

Diversified Telecommunication Services – 0.1%
19,367	AT&T, Inc.	458,804
1,043	BCE, Inc.	54,779
7,991	BT Group PLC	19,938
427	Cellnex Telecom SA(a)	19,314
10,347	Deutsche Telekom AG	185,467
1,045	Elisa Oyj	57,900
37,703	HKT Trust & HKT Ltd.	50,852
3,075	Infrastrutture Wireless Italiane SpA(a)	31,400
11,358	Koninklijke KPN NV	38,869
8,376	Liberty Global PLC Class A*	215,933

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
8,485	Liberty Global PLC Class C*	219,507
17,204	Lumen Technologies, Inc.	178,233
10,490	Nippon Telegraph & Telephone Corp.	301,492
5,570	Orange SA	67,351
20,637	Singapore Telecommunications Ltd.	38,437
14,275	Spark New Zealand Ltd.	43,829
153	Swisscom AG	91,649
14,298	Telefonica SA	68,286
3,393	Telenor ASA	50,202
15,171	Telia Co. AB	56,408
16,665	Telstra Corp. Ltd.	47,889
2,320	TELUS Corp.	58,590
1,534	United Internet AG	52,169
9,048	Verizon Communications, Inc.	485,606

		2,892,904

Electric Utilities – 0.1%
986	Alliant Energy Corp.	57,582
926	American Electric Power Co., Inc.	83,942
4,683	Chubu Electric Power Co., Inc.	46,777
3,877	CK Infrastructure Holdings Ltd.	24,068
3,420	CLP Holdings Ltd.	34,841
822	Constellation Energy Corp.	37,796
1,760	Duke Energy Corp.	176,722
716	Edison International	45,409
444	Elia Group SA	63,920
930	Emera, Inc.	43,510
1,399	Endesa SA	30,752
5,906	Enel SpA	43,521
523	Entergy Corp.	55,025
1,289	Evergy, Inc.	80,446
578	Eversource Energy	47,280
3,192	Exelon Corp.	135,851
2,378	FirstEnergy Corp.	99,519
1,038	Fortis, Inc.	47,564
3,747	Fortum Oyj	78,416
32,706	HK Electric Investments & HK Electric Investments Ltd.	32,268
1,859	Hydro One Ltd.(a)	45,907
8,869	Iberdrola SA	100,624
2,238	NextEra Energy, Inc.	175,168
9,501	NRG Energy, Inc.	359,518
9,797	Power Assets Holdings Ltd.	61,746
1,945	PPL Corp.	50,901
2,047	Red Electrica Corp. SA	40,552
2,380	SSE PLC	54,013
6,654	Terna – Rete Elettrica Nazionale	54,515
1,953	The Kansai Electric Power Co., Inc.	19,692
2,090	The Southern Co.	135,369
619	Verbund AG	74,662
945	Xcel Energy, Inc.	63,627

		2,501,503

Electrical Equipment – 0.1%
4,330	ABB Ltd.	146,323
823	AMETEK, Inc.	106,817

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
1,115	Eaton Corp. PLC	$172,033
899	Emerson Electric Co.	83,535
726	Legrand SA	68,491
2,971	Mitsubishi Electric Corp.	35,936
246	Nidec Corp.	21,386
806	Prysmian SpA	26,533
352	Rockwell Automation, Inc.	93,836
1,076	Schneider Electric SE	166,711
1,259	Sensata Technologies Holding PLC*	72,909
2,165	Siemens Energy AG*	51,492

		1,046,002

Electronic Equipment, Instruments & Components – 0.1%
1,540	Amphenol Corp. Class A	117,055
3,005	Arrow Electronics, Inc.*	366,249
496	Azbil Corp.	18,828
537	CDW Corp.	92,611
601	Cognex Corp.	40,604
2,163	Corning, Inc.	87,385
1,607	Halma PLC	51,832
4,284	Hexagon AB Class B	57,875
200	Hirose Electric Co. Ltd.	30,073
807	Ibiden Co. Ltd.	39,413
183	IPG Photonics Corp.*	23,854
342	Keyence Corp.	161,766
1,440	Keysight Technologies, Inc.*	226,613
634	Kyocera Corp.	36,489
738	Murata Manufacturing Co. Ltd.	50,158
626	Omron Corp.	42,598
579	TE Connectivity Ltd.	82,467
144	Teledyne Technologies, Inc.*	61,831
820	Trimble, Inc.*	57,195
391	Zebra Technologies Corp. Class A*	161,616

		1,806,512

Energy Equipment & Services – 0.0%
5,034	Baker Hughes Co.	147,899
2,273	Halliburton Co.	76,213
2,574	Schlumberger N.V	101,004
4,196	Tenaris SA	54,075

		379,191

Entertainment – 0.1%
608	Activision Blizzard, Inc.	49,552
1,768	AMC Entertainment Holdings, Inc. Class A*	33,345
32,886	Bollore SA	166,407
3,070	Capcom Co. Ltd.	74,511
725	Electronic Arts, Inc.	94,315
479	Konami Holdings Corp.	27,251
1,313	Liberty Media Corp.-Liberty Formula One Class C*	79,739
295	Live Nation Entertainment, Inc.*	35,642
529	Netflix, Inc.*	208,701
106	Nintendo Co. Ltd.	53,684
444	Roku, Inc.*	61,951

Common Stocks – (continued)
Entertainment – (continued)
1,122	Square Enix Holdings Co. Ltd.	54,718
253	Take-Two Interactive Software, Inc.*	40,986
1,380	The Walt Disney Co.*	204,875
397	Toho Co. Ltd.	16,557
1,312	Ubisoft Entertainment SA*	70,345
1,211	Universal Music Group NV	27,650

		1,300,229

Equity Real Estate Investment Trusts (REITs) – 0.2%
526	Alexandria Real Estate Equities, Inc.	99,624
586	American Tower Corp.	132,946
526	AvalonBay Communities, Inc.	125,498
629	Boston Properties, Inc.	76,933
1,098	Camden Property Trust	181,291
814	Canadian Apartment Properties REIT	33,883
645	Crown Castle International Corp.	107,451
23	Daiwa House REIT Investment Corp.	62,377
4,704	Dexus	37,237
1,680	Digital Realty Trust, Inc.	226,666
2,429	Duke Realty Corp.	128,737
138	Equinix, Inc.	97,943
1,547	Equity LifeStyle Properties, Inc.	115,437
1,384	Equity Residential	118,055
227	Essex Property Trust, Inc.	71,998
749	Extra Space Storage, Inc.	140,924
192	Gecina SA	24,400
14	GLP J-REIT	20,902
6,503	Goodman Group	105,216
1,184	Healthpeak Properties, Inc.	36,775
2,688	Invitation Homes, Inc.	101,606
2,073	Iron Mountain, Inc.	101,950
24	Japan Metropolitan Fund Investment Corp.	19,424
6	Japan Real Estate Investment Corp.	32,050
1,992	Land Securities Group PLC	21,109
3,020	Link REIT	24,404
1,154	Medical Properties Trust, Inc.	23,472
773	Mid-America Apartment Communities, Inc.	158,163
4	Nippon Building Fund, Inc.	22,921
21	Nippon Prologis REIT, Inc.	61,741
35	Nomura Real Estate Master Fund, Inc.	46,157
14	Orix JREIT, Inc.	19,586
1,539	Prologis, Inc.	224,463
604	Public Storage	214,432
1,237	Realty Income Corp.	81,753
1,116	Regency Centers Corp.	73,533
222	SBA Communications Corp.	67,353
5,894	Segro PLC	102,503
523	Simon Property Group, Inc.	71,944
5,994	Stockland	18,137
764	Sun Communities, Inc.	138,284
1,656	UDR, Inc.	90,865
852	Ventas, Inc.	46,008
2,055	VICI Properties, Inc.	57,458
2,061	Vornado Realty Trust	89,200

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
556	Welltower, Inc.	$46,309
8,245	Weyerhaeuser Co.	320,566
594	WP Carey, Inc.	45,976

		4,265,660

Food & Staples Retailing – 0.3%
2,009	Aeon Co. Ltd.	45,511
3,664	Alimentation Couche-Tard, Inc.	143,814
8,538	Carrefour SA	171,361
16,643	Coles Group Ltd.	210,552
158	Cosmos Pharmaceutical Corp.	21,907
1,393	Costco Wholesale Corp.	723,315
11,664	Empire Co. Ltd. Class A	361,285
9,350	Endeavour Group Ltd.	48,832
507	Etablissements Franz Colruyt NV	20,278
1,837	George Weston Ltd.	199,193
3,143	HelloFresh SE*	171,438
58,395	J Sainsbury PLC	215,368
12,025	Jeronimo Martins SGPS SA	262,165
2,127	Kesko Oyj Class B	62,597
14,743	Koninklijke Ahold Delhaize NV	453,528
1,871	Lawson, Inc.	78,013
3,797	Loblaw Cos. Ltd.	296,181
1,273	Metro, Inc.	66,447
2,493	Seven & i Holdings Co. Ltd.	121,304
3,184	Sysco Corp.	277,326
23,162	Tesco PLC	89,729
13,204	The Kroger Co.	617,947
1,474	Tsuruha Holdings, Inc.	118,502
4,897	Walgreens Boots Alliance, Inc.	225,703
6,062	Walmart, Inc.	819,340
5,988	Welcia Holdings Co. Ltd.	159,683
9,350	Woolworths Group Ltd.	241,769

		6,223,088

Food Products – 0.2%
3,853	Ajinomoto Co., Inc.	112,280
3,612	Archer-Daniels-Midland Co.	283,361
2,921	Associated British Foods PLC	74,736
16	Barry Callebaut AG	36,907
1,164	Bunge Ltd.	121,696
1,425	Campbell Soup Co.	64,082
6	Chocoladefabriken Lindt & Spruengli AG	165,284
2,452	Conagra Brands, Inc.	85,746
1,828	Danone SA	111,214
3,865	General Mills, Inc.	260,617
1,685	Hormel Foods Corp.	80,273
3,735	JDE Peet’s NV	122,617
1,263	Kellogg Co.	80,756
253	Kerry Group PLC Class A	30,142
531	Kikkoman Corp.	39,585
957	McCormick & Co., Inc.	91,078
646	MEIJI Holdings Co. Ltd.	38,772
2,812	Mondelez International, Inc. Class A	184,130
967	Mowi ASA	24,899

Common Stocks – (continued)
Food Products – (continued)
6,190	Nestle SA	806,531
3,633	Nisshin Seifun Group, Inc.	51,567
396	Nissin Foods Holdings Co. Ltd.	31,639
3,767	Orkla ASA	35,287
1,103	Saputo, Inc.	27,029
1,348	The Hershey Co.	272,647
1,587	The J.M. Smucker Co.	213,848
6,058	The Kraft Heinz Co.	237,595
628	Toyo Suisan Kaisha Ltd.	26,399
4,132	Tyson Foods, Inc. Class A	382,871
158,072	WH Group Ltd.(a)	110,394
381	Yakult Honsha Co. Ltd.	20,676

		4,224,658

Gas Utilities – 0.0%
2,083	AltaGas Ltd.	45,883
5,526	APA Group	40,398
423	Atmos Energy Corp.	46,450
1,419	Enagas SA	29,989
22,723	Hong Kong & China Gas Co. Ltd.	34,363
1,616	Naturgy Energy Group SA	43,357
1,534	Osaka Gas Co. Ltd.	28,074
8,515	Snam SpA	47,311
1,903	Tokyo Gas Co. Ltd.	38,761
7,014	UGI Corp.	269,618

		624,204

Health Care Equipment & Supplies – 0.3%
3,607	Abbott Laboratories	435,076
580	ABIOMED, Inc.*	180,229
456	Alcon, Inc.	35,230
377	Align Technology, Inc.*	192,820
1,170	Asahi Intecc Co. Ltd.	25,264
1,581	Baxter International, Inc.	134,338
445	Becton Dickinson & Co.	120,720
1,057	BioMerieux	116,176
2,004	Boston Scientific Corp.*	88,517
311	Carl Zeiss Meditec AG	48,807
862	Cochlear Ltd.	140,716
904	Coloplast A/S Class B	135,996
884	DENTSPLY SIRONA, Inc.	47,860
206	DexCom, Inc.*	85,266
614	DiaSorin SpA	91,888
3,378	Edwards Lifesciences Corp.*	379,586
5,138	Fisher & Paykel Healthcare Corp. Ltd.	96,553
1,145	Getinge AB Class B	44,443
440	GN Store Nord A/S	23,260
1,754	Hologic, Inc.*	124,832
2,216	Hoya Corp.	288,675
861	IDEXX Laboratories, Inc.*	458,353
1,486	Inmode Ltd.*	63,437
474	Intuitive Surgical, Inc.*	137,616
3,426	Koninklijke Philips NV	117,028
560	Masimo Corp.*	88,172
1,250	Medtronic PLC	131,238
1,135	Novocure Ltd.*	92,911

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
6,374	Olympus Corp.	$129,459
963	ResMed, Inc.	237,620
1,103	Siemens Healthineers AG(a)	70,780
2,611	Smith & Nephew PLC	46,700
146	Sonova Holding AG	56,530
351	STERIS PLC	84,240
119	Straumann Holding AG	189,027
394	Stryker Corp.	103,760
460	Sysmex Corp.	36,823
107	Teleflex, Inc.	35,985
1,202	Terumo Corp.	39,039
180	The Cooper Cos., Inc.	73,624
332	Zimmer Biomet Holdings, Inc.	42,227

		5,070,821

Health Care Providers & Services – 0.3%
1,678	AmerisourceBergen Corp.	239,165
384	Amplifon SpA	16,479
889	Anthem, Inc.	401,695
1,671	Cardinal Health, Inc.	90,251
4,218	Centene Corp.*	348,491
1,735	Cigna Corp.	412,548
6,251	CVS Health Corp.	647,916
1,599	DaVita, Inc.*	180,319
2,155	Fresenius Medical Care AG & Co. KGaA	138,262
3,104	Fresenius SE & Co. KGaA	108,306
746	HCA Healthcare, Inc.	186,731
3,162	Henry Schein, Inc.*	273,134
432	Humana, Inc.	187,626
1,341	Laboratory Corp. of America Holdings*	363,760
1,344	McKesson Corp.	369,546
3,205	Medipal Holdings Corp.	58,658
489	Molina Healthcare, Inc.*	150,060
1,559	Quest Diagnostics, Inc.	204,650
2,978	Sonic Healthcare Ltd.	75,991
2,930	UnitedHealth Group, Inc.	1,394,299
355	Universal Health Services, Inc. Class B	51,095

		5,898,982

Health Care Technology – 0.0%
3,888	Cerner Corp.	362,556
524	M3, Inc.	19,715
379	Veeva Systems, Inc. Class A*	86,810

		469,081

Hotels, Restaurants & Leisure – 0.1%
915	Aramark	33,818
1,836	Aristocrat Leisure Ltd.	50,361
64	Booking Holdings, Inc.*	139,024
224	Caesars Entertainment, Inc.*	18,859
29	Chipotle Mexican Grill, Inc.*	44,177
1,174	Darden Restaurants, Inc.	170,488
509	Domino’s Pizza Enterprises Ltd.	29,391
928	Domino’s Pizza, Inc.	401,091
935	Entain PLC*	21,021

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
187	Evolution AB(a)	21,441
2,005	Expedia Group, Inc.*	393,201
392	Hilton Worldwide Holdings, Inc.*	58,353
6,142	La Francaise des Jeux SAEM(a)	254,600
290	Marriott International, Inc. Class A*	49,341
1,278	McDonald’s Corp.	312,816
1,052	McDonald’s Holdings Co. Japan Ltd.	45,234
720	MGM Resorts International	31,889
303	Oriental Land Co. Ltd.	56,014
1,564	Starbucks Corp.	143,560
200	Vail Resorts, Inc.	52,110
2,750	Yum! Brands, Inc.	337,095

		2,663,884

Household Durables – 0.1%
2,034	Barratt Developments PLC	16,567
572	D.R. Horton, Inc.	48,849
1,759	Electrolux AB Class B	31,495
553	Garmin Ltd.	61,073
1,993	Iida Group Holdings Co. Ltd.	36,988
1,969	Lennar Corp. Class A	176,974
1,402	Mohawk Industries, Inc.*	197,374
2,482	Newell Brands, Inc.	58,948
25	NVR, Inc.*	123,961
2,743	Panasonic Corp.	28,646
937	Persimmon PLC	30,156
2,135	PulteGroup, Inc.	106,024
247	Rinnai Corp.	20,320
1,278	SEB SA	185,867
3,934	Sekisui House Ltd.	80,207
3,206	Sharp Corp.	30,316
2,749	Sony Group Corp.	280,871
14,371	Taylor Wimpey PLC	28,825
688	Whirlpool Corp.	138,474

		1,681,935

Household Products – 0.1%
1,266	Church & Dwight Co., Inc.	123,878
5,593	Colgate-Palmolive Co.	430,381
1,335	Essity AB Class B	34,358
565	Henkel AG & Co. KGaA	43,441
1,747	Kimberly-Clark Corp.	227,372
2,631	Lion Corp.	34,485
1,083	Reckitt Benckiser Group PLC	91,705
1,253	The Clorox Co.	182,675
5,715	The Procter & Gamble Co.	890,911
1,362	Unicharm Corp.	51,340

		2,110,546

Independent Power and Renewable Electricity Producers – 0.0%
717	Northland Power, Inc.	22,797
4,099	Uniper SE	131,131
7,879	Vistra Corp.	179,799

		333,727

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.1%
1,232	3M Co.	$183,137
24,665	CK Hutchison Holdings Ltd.	172,928
1,153	DCC PLC	90,480
1,782	General Electric Co	170,199
3,116	Hitachi Ltd.	154,094
590	Honeywell International, Inc.	111,952
2,127	Investment AB Latour Class B	58,754
1,856	Jardine Matheson Holdings Ltd.	110,432
67,160	Melrose Industries PLC	132,874
226	Roper Technologies, Inc.	101,298
667	Siemens AG	93,968

		1,380,116

Insurance – 0.4%
7,399	Admiral Group PLC	294,744
4,234	Aegon NV	20,915
2,561	Aflac, Inc.	156,452
1,622	Ageas SA	78,028
13,599	AIA Group Ltd.	141,210
109	Alleghany Corp.*	72,149
1,201	Allianz SE	270,726
447	American Financial Group, Inc.	60,519
2,283	American International Group, Inc.	139,811
1,395	Aon PLC Class A	407,535
3,046	Arch Capital Group Ltd.*	143,497
1,249	Arthur J. Gallagher & Co.	197,579
7,809	Assicurazioni Generali SpA	154,437
525	Assurant, Inc.	89,098
20,657	Aviva PLC	115,749
5,284	AXA SA	142,972
475	Baloise Holding AG	79,678
1,605	Brown & Brown, Inc.	108,514
930	Chubb Ltd.	189,385
659	Cincinnati Financial Corp.	80,919
3,785	CNP Assurances	92,253
2,060	Dai-ichi Life Holdings, Inc.	42,782
260	Erie Indemnity Co. Class A	45,526
332	Everest Re Group Ltd.	99,009
294	Fairfax Financial Holdings Ltd.	142,523
2,347	Fidelity National Financial, Inc.	111,811
2,841	Gjensidige Forsikring ASA	70,271
520	Globe Life, Inc.	52,499
4,402	Great-West Lifeco, Inc.	132,425
548	Hannover Rueck SE	100,888
3,425	iA Financial Corp., Inc.	203,500
7,993	Insurance Australia Group Ltd.	26,684
739	Intact Financial Corp.	105,990
8,448	Japan Post Holdings Co. Ltd.	69,829
1,156	Japan Post Insurance Co. Ltd.	19,743
23,802	Legal & General Group PLC	88,006
2,384	Lincoln National Corp.	160,729
1,252	Loews Corp.	76,798
7,202	Manulife Financial Corp.	145,915
52	Markel Corp.*	64,631
1,749	Marsh & McLennan Cos., Inc.	271,812
17,262	Medibank Pvt. Ltd.	39,815

Common Stocks – (continued)
Insurance – (continued)
3,382	MetLife, Inc.	228,454
1,693	MS&AD Insurance Group Holdings, Inc.	57,286
371	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	101,779
2,321	NN Group NV	111,396
2,999	Phoenix Group Holdings PLC	24,857
8,327	Poste Italiane SpA(a)	95,507
8,464	Power Corp. of Canada	261,032
1,436	Principal Financial Group, Inc.	101,439
1,211	Prudential Financial, Inc.	135,220
1,262	Prudential PLC	19,080
1,254	Sampo Oyj Class A	59,169
1,102	Sompo Holdings, Inc.	47,847
2,152	Sun Life Financial, Inc.	113,177
11,150	Suncorp Group Ltd.	86,733
237	Swiss Life Holding AG	144,612
554	Swiss Re AG	52,938
2,125	The Allstate Corp.	260,015
1,442	The Hartford Financial Services Group, Inc.	100,190
2,802	The Progressive Corp.	296,816
878	The Travelers Cos., Inc.	150,867
1,329	Tokio Marine Holdings, Inc.	75,622
1,794	Tryg A/S	40,591
494	W.R. Berkley Corp.	44,608
288	Willis Towers Watson PLC	64,022
358	Zurich Insurance Group AG	164,321

		7,944,934

Interactive Media & Services – 0.4%
870	Alphabet, Inc. Class A*	2,349,992
877	Alphabet, Inc. Class C*	2,365,988
33,873	Auto Trader Group PLC(a)	299,575
163	IAC/InterActiveCorp.*	18,706
2,312	Kakaku.com, Inc.	50,866
706	Match Group, Inc.*	78,712
7,425	Meta Platforms, Inc. Class A*	1,566,898
3,267	Pinterest, Inc. Class A*	87,392
1,110	REA Group Ltd.	106,992
396	Scout24 SE(a)	23,099
1,680	SEEK Ltd.	32,798
645	Snap, Inc. Class A*	25,761
790	Twitter, Inc.*	28,085

		7,034,864

Internet & Direct Marketing Retail – 0.3%
1,313	Amazon.com, Inc.*	4,032,564
1,289	Chewy, Inc. Class A*	60,763
4,036	eBay, Inc.	220,325
1,240	Etsy, Inc.*	192,064
55	MercadoLibre, Inc.*	61,966
9,073	Rakuten Group, Inc.	77,126
1,794	Wayfair, Inc. Class A*	252,721
3,397	Zalando SE*(a)	224,836
7,864	ZOZO, Inc.	223,931

		5,346,296

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
IT Services – 0.4%
2,441	Accenture PLC Class A	$771,405
1,284	Akamai Technologies, Inc.*	139,006
1,106	Automatic Data Processing, Inc.	226,111
507	Bechtle AG	26,007
222	Block, Inc.*	28,305
619	Broadridge Financial Solutions, Inc.	90,504
1,025	Capgemini SE	214,563
2,152	CGI, Inc.*	176,439
559	Cloudflare, Inc. Class A*	65,079
4,770	Cognizant Technology Solutions Corp. Class A	410,840
1,678	Computershare Ltd.	26,513
654	Edenred	29,760
217	EPAM Systems, Inc.*	45,082
3,800	Fidelity National Information Services, Inc.	361,874
2,927	Fiserv, Inc.*	285,880
663	FleetCor Technologies, Inc.*	155,275
682	Fujitsu Ltd.	99,084
1,166	Gartner, Inc.*	326,970
2,396	Global Payments, Inc.	319,578
2,618	GoDaddy, Inc. Class A*	218,367
4,574	International Business Machines Corp.	560,361
725	Itochu Techno-Solutions Corp.	18,795
493	Jack Henry & Associates, Inc.	87,162
1,268	Mastercard, Inc. Class A	457,520
2,845	NEC Corp.	123,091
1,492	Nomura Research Institute Ltd.	52,373
2,940	NTT Data Corp.	55,843
141	Okta, Inc.*	25,780
522	Otsuka Corp.	20,276
1,624	Paychex, Inc.	193,353
1,270	PayPal Holdings, Inc.*	142,151
1,214	SCSK Corp.	20,784
138	Snowflake, Inc. Class A*	36,661
12,426	The Western Union Co.	225,905
772	TIS, Inc.	18,272
135	Twilio, Inc. Class A*	23,598
1,099	VeriSign, Inc.*	234,878
2,745	Visa, Inc. Class A	593,249

		6,906,694

Leisure Products – 0.0%
568	Bandai Namco Holdings, Inc.	41,641
410	Hasbro, Inc.	39,790
170	Shimano, Inc.	39,588

		121,019

Life Sciences Tools & Services – 0.2%
326	10X Genomics, Inc. Class A*	26,559
1,194	Agilent Technologies, Inc.	155,650
1,217	Avantor, Inc.*	42,218
67	Bachem Holding AG	39,873
191	Bio-Rad Laboratories, Inc. Class A*	119,558
74	Bio-Techne Corp.	31,036

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
340	Charles River Laboratories International, Inc.*	98,994
1,433	Danaher Corp.	393,230
828	Eurofins Scientific SE	84,024
79	Illumina, Inc.*	25,801
647	IQVIA Holdings, Inc.*	148,888
110	Lonza Group AG	76,109
303	Mettler-Toledo International, Inc.*	426,848
865	PerkinElmer, Inc.	155,363
1,504	QIAGEN NV*	75,565
222	Sartorius Stedim Biotech	85,131
915	Thermo Fisher Scientific, Inc.	497,760
844	Waters Corp.*	267,320
464	West Pharmaceutical Services, Inc.	179,605

		2,929,532

Machinery – 0.2%
898	Alfa Laval AB	29,123
1,301	Atlas Copco AB Class A	66,721
1,042	Atlas Copco AB Class B	47,083
687	Caterpillar, Inc.	128,867
8,166	CNH Industrial NV	116,157
1,093	Cummins, Inc.	223,103
2,123	Daimler Truck Holding AG*	64,700
320	Deere & Co.	115,206
779	Dover Corp.	122,194
2,914	Epiroc AB Class A	54,756
1,494	Epiroc AB Class B	24,218
640	Fortive Corp.	41,440
1,223	GEA Group AG	53,480
5,807	Hino Motors Ltd.	54,567
3,363	Husqvarna AB Class B	40,504
339	IDEX Corp.	65,054
874	Illinois Tool Works, Inc.	189,081
868	Ingersoll Rand, Inc.	43,851
230	KION Group AG	18,438
639	Knorr-Bremse AG	56,334
1,111	Komatsu Ltd.	25,557
444	Kone Oyj Class B	25,909
2,964	MISUMI Group, Inc.	95,019
224	Nordson Corp.	50,734
1,409	Otis Worldwide Corp.	110,367
648	PACCAR, Inc.	59,493
522	Parker-Hannifin Corp.	154,716
1,018	Pentair PLC	58,952
37	Rational AG	27,231
1,093	Sandvik AB	23,557
325	Schindler Holding AG	73,749
23	SMC Corp.	13,740
1,366	Snap-on, Inc.	287,106
439	Spirax-Sarco Engineering PLC	69,957
311	Stanley Black & Decker, Inc.	50,600
10,758	Techtronic Industries Co. Ltd.	180,262
262	Toyota Industries Corp.	19,928
98	VAT Group AG(a)	37,034
969	Volvo AB Class B	18,638

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
4,202	Wartsila OYJ Abp	$47,061
1,570	Westinghouse Air Brake Technologies Corp.	145,727
555	Xylem, Inc.	49,367

		3,179,581

Marine – 0.0%
79	AP Moller – Maersk A/S Class A	236,879
77	AP Moller – Maersk A/S Class B	243,590
1,000	Kuehne & Nagel International AG	272,715
980	Nippon Yusen KK	91,817
6,670	SITC International Holdings Co. Ltd.	27,502

		872,503

Media – 0.2%
36	Cable One, Inc.	51,583
366	Charter Communications, Inc. Class A*	220,251
11,597	Comcast Corp. Class A	542,276
11,650	CyberAgent, Inc.	152,448
2,749	Dentsu Group, Inc.	109,685
7,658	Discovery, Inc. Class A*	214,807
8,937	Discovery, Inc. Class C*	249,968
5,971	Fox Corp. Class A	249,767
6,058	Fox Corp. Class B	231,779
2,474	Hakuhodo DY Holdings, Inc.	32,876
471	Liberty Broadband Corp. Class A*	68,205
519	Liberty Broadband Corp. Class C*	76,137
4,541	Liberty Media Corp.-Liberty SiriusXM Class A*	228,685
4,473	Liberty Media Corp.-Liberty SiriusXM Class C*	225,081
11,049	News Corp. Class A	246,614
2,338	Omnicom Group, Inc.	196,135
3,221	Paramount Global Class B	98,595
4,716	Pearson PLC	40,798
2,256	Publicis Groupe SA	149,721
1,596	Quebecor, Inc. Class B	34,904
686	Shaw Communications, Inc. Class B	20,572
11,214	Sirius XM Holdings, Inc.	69,078
6,456	The Interpublic Group of Cos., Inc.	237,581
9,200	WPP PLC	129,397

		3,876,943

Metals & Mining – 0.2%
3,047	Anglo American PLC	154,671
1,054	Antofagasta PLC	21,341
7,927	ArcelorMittal SA	245,964
4,303	Barrick Gold Corp.	97,263
6,860	BHP Group Ltd.	234,243
14,188	BlueScope Steel Ltd.	210,094
3,082	First Quantum Minerals Ltd.	90,381
10,585	Fortescue Metals Group Ltd.	141,017
2,874	Freeport-McMoRan, Inc.	134,934
25,606	Glencore PLC	150,563
3,493	Hitachi Metals Ltd.*	62,264
3,621	Ivanhoe Mines, Ltd. Class A*	36,853

Common Stocks – (continued)
Metals & Mining – (continued)
1,918	JFE Holdings, Inc.	28,554
4,858	Lundin Mining Corp.	46,874
739	Newcrest Mining Ltd.	13,709
1,092	Newmont Corp.	72,290
1,307	Nippon Steel Corp.	23,930
8,749	Norsk Hydro ASA	83,081
2,217	Nucor Corp.	291,802
1,501	Rio Tinto Ltd.	129,442
3,225	Rio Tinto PLC	252,169
55,641	South32 Ltd.	195,301
1,153	Steel Dynamics, Inc.	81,379
634	Teck Resources Ltd. Class B	22,829
4,129	voestalpine AG	136,468

		2,957,416

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
7,745	AGNC Investment Corp.	99,988
19,182	Annaly Capital Management, Inc.	133,507

		233,495

Multi-Utilities – 0.1%
674	Ameren Corp.	57,930
954	Canadian Utilities Ltd. Class A	26,569
2,163	CenterPoint Energy, Inc.	59,158
890	CMS Energy Corp.	56,969
889	Consolidated Edison, Inc.	76,250
1,300	Dominion Energy, Inc.	103,389
533	DTE Energy Co.	64,808
5,759	E.ON SE	78,331
8,901	Engie SA	141,815
7,315	National Grid PLC	110,598
1,593	NiSource, Inc.	46,086
1,180	Public Service Enterprise Group, Inc.	76,499
4,627	RWE AG	214,243
530	Sempra Energy	76,437
2,467	Veolia Environnement SA	86,016
648	WEC Energy Group, Inc.	58,890

		1,333,988

Multiline Retail – 0.1%
789	Canadian Tire Corp. Ltd. Class A	116,324
1,125	Dollar General Corp.	223,133
2,163	Dollar Tree, Inc.*	307,319
2,821	Dollarama, Inc.	145,779
1,928	Next PLC	176,532
7,530	Ryohin Keikaku Co. Ltd.	110,899
3,479	Target Corp.	695,000
7,446	Wesfarmers Ltd.	261,130

		2,036,116

Oil, Gas & Consumable Fuels – 0.3%
708	Aker BP ASA	22,175
1,738	Ampol Ltd.	37,541
42,000	BP PLC	204,713
1,383	Canadian Natural Resources Ltd.	77,263
9,153	Cenovus Energy, Inc.	143,921

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
936	Cheniere Energy, Inc.	$124,394
3,315	Chevron Corp.	477,360
2,479	ConocoPhillips	235,158
1,132	Coterra Energy, Inc.	26,410
1,718	Devon Energy Corp.	102,307
520	Diamondback Energy, Inc.	71,812
3,263	Enbridge, Inc.	140,972
9,474	ENEOS Holdings, Inc.	37,515
9,485	Eni SpA	147,536
979	EOG Resources, Inc.	112,507
2,674	Equinor ASA	84,058
8,627	Exxon Mobil Corp.	676,529
467	Hess Corp.	47,195
2,107	Idemitsu Kosan Co. Ltd.	56,481
3,549	Imperial Oil Ltd.	159,292
10,192	Inpex Corp.	105,054
11,859	Kinder Morgan, Inc.	206,347
650	Lundin Energy AB	23,984
1,758	Marathon Petroleum Corp.	136,895
6,720	Occidental Petroleum Corp.	293,866
2,437	OMV AG	116,010
1,413	ONEOK, Inc.	92,269
790	Parkland Corp.	20,674
340	Phillips 66	28,642
391	Pioneer Natural Resources Co.	93,684
12,720	Repsol SA	165,055
21,800	Shell PLC	574,883
1,544	TC Energy Corp.	82,956
3,261	The Williams Cos., Inc.	102,004
3,871	TotalEnergies SE	197,209
659	Tourmaline Oil Corp.	25,996
632	Valero Energy Corp.	52,778

		5,303,445

Paper & Forest Products – 0.0%
1,106	Mondi PLC	23,205
4,699	Oji Holdings Corp.	24,008
1,096	Stora Enso Oyj Class R	20,872
967	UPM-Kymmene Oyj	33,413
2,273	West Fraser Timber Co. Ltd.	226,888

		328,386

Personal Products – 0.1%
619	Beiersdorf AG	62,747
688	Kao Corp.	32,162
323	Kobayashi Pharmaceutical Co. Ltd.	27,665
902	Kose Corp.	103,404
1,303	L’Oreal SA	515,107
5,298	Pola Orbis Holdings, Inc.	83,458
2,341	Shiseido Co. Ltd.	134,341
1,685	The Estee Lauder Cos., Inc. Class A	499,316
2,745	Unilever PLC	137,887

		1,596,087

Common Stocks – (continued)
Pharmaceuticals – 0.5%
9,414	Astellas Pharma, Inc.	157,065
2,641	AstraZeneca PLC	321,004
1,418	Bausch Health Cos., Inc.*	34,110
1,002	Bayer AG	57,879
8,268	Bristol-Myers Squibb Co.	567,764
318	Catalent, Inc.*	32,449
2,419	Chugai Pharmaceutical Co. Ltd.	80,247
903	Daiichi Sankyo Co. Ltd.	22,029
1,057	Eisai Co. Ltd.	52,443
894	Elanco Animal Health, Inc.*	25,399
2,536	Eli Lilly & Co.	633,873
12,934	GlaxoSmithKline PLC	269,727
5,885	Hikma Pharmaceuticals PLC	163,838
5,020	Ipsen SA	584,125
2,106	Jazz Pharmaceuticals PLC*	289,407
7,456	Johnson & Johnson	1,227,034
494	Kyowa Kirin Co. Ltd.	12,642
6,259	Merck & Co., Inc.	479,314
1,246	Merck KGaA	247,141
313	Nippon Shinyaku Co. Ltd.	20,386
4,432	Novartis AG	389,535
5,249	Novo Nordisk A/S Class B	543,184
1,682	Ono Pharmaceutical Co. Ltd.	41,411
3,855	Orion Oyj Class B	181,026
1,176	Otsuka Holdings Co. Ltd.	40,542
15,878	Pfizer, Inc.	745,313
2,201	Recordati Industria Chimica e Farmaceutica SpA	107,654
2,376	Roche Holding AG	906,213
1,668	Royalty Pharma PLC Class A	65,486
2,942	Sanofi	307,535
1,847	Santen Pharmaceutical Co. Ltd.	21,050
517	Shionogi & Co. Ltd.	34,377
7,289	Sumitomo Dainippon Pharma Co. Ltd.	79,994
1,029	Taisho Pharmaceutical Holdings Co. Ltd.	51,080
4,231	Takeda Pharmaceutical Co. Ltd.	129,004
18,440	Teva Pharmaceutical Industries Ltd. ADR*	149,917
1,539	UCB SA	167,961
27,641	Viatris, Inc.	304,327
117	Vifor Pharma AG	20,537
1,414	Zoetis, Inc.	273,821

		9,837,843

Professional Services – 0.1%
969	Adecco Group AG	45,765
1,441	Booz Allen Hamilton Holding Corp.	116,274
2,245	Bureau Veritas SA	64,191
248	Equifax, Inc.	54,148
1,638	Experian PLC	63,988
483	Intertek Group PLC	34,671
1,822	Jacobs Engineering Group, Inc.	224,106
2,658	Leidos Holdings, Inc.	270,691
1,476	Nihon M&A Center, Inc.	21,832
5,442	Persol Holdings Co. Ltd.	121,910

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
2,462	Randstad NV	$167,782
5,854	Recruit Holdings Co. Ltd.	247,098
6,032	RELX PLC	183,692
4,252	Robert Half International, Inc.	511,473
130	SGS SA	371,975
154	Teleperformance	57,144
460	Thomson Reuters Corp.	46,512
450	TransUnion	40,842
398	Verisk Analytics, Inc.	70,581
1,605	Wolters Kluwer NV	163,533

		2,878,208

Real Estate Management & Development – 0.1%
390	Azrieli Group Ltd.	33,272
5,031	CBRE Group, Inc. Class A*	487,252
11,922	CK Asset Holdings Ltd.	75,300
972	Daito Trust Construction Co. Ltd.	107,542
705	Daiwa House Industry Co. Ltd.	19,994
490	FirstService Corp.	69,756
6,848	Henderson Land Development Co. Ltd.	28,471
6,585	Hongkong Land Holdings Ltd.	35,660
299	LEG Immobilien SE	38,448
1,710	Mitsubishi Estate Co. Ltd.	26,109
912	Mitsui Fudosan Co. Ltd.	20,298
5,334	New World Development Co. Ltd.	21,334
1,156	Sagax AB	31,433
20,687	Sino Land Co. Ltd.	26,111
2,323	Sun Hung Kai Properties Ltd.	27,007
20,864	Swire Pacific Ltd. Class A	115,299
474	Swiss Prime Site AG	46,449
4,971	UOL Group Ltd.	25,762
866	Vonovia SE	45,970

		1,281,467

Road & Rail – 0.1%
62	AMERCO	35,812
583	Canadian National Railway Co.	72,324
491	Canadian Pacific Railway Ltd.	34,573
152	Central Japan Railway Co.	20,538
3,357	CSX Corp.	113,836
677	Hankyu Hanshin Holdings, Inc.	20,254
569	J.B. Hunt Transport Services, Inc.	115,467
5,699	Knight-Swift Transportation Holdings, Inc.	310,482
4,647	MTR Corp. Ltd.	24,088
487	Nippon Express Holdings, Inc.	29,522
516	Norfolk Southern Corp.	132,364
413	Old Dominion Freight Line, Inc.	129,694
813	Tobu Railway Co. Ltd.	19,984
855	Union Pacific Corp.	210,287

		1,269,225

Semiconductors & Semiconductor Equipment – 0.5%
6,509	Advanced Micro Devices, Inc.*	802,820
932	Advantest Corp.	74,900
646	Analog Devices, Inc.	103,547

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
3,310	Applied Materials, Inc.	444,202
199	ASM International NV	64,270
770	ASML Holding NV	515,148
1,065	Broadcom, Inc.	625,624
15,314	Intel Corp.	730,478
410	KLA Corp.	142,885
447	Lam Research Corp.	250,923
462	Lasertec Corp.	85,642
1,348	Marvell Technology, Inc.	92,109
2,172	Microchip Technology, Inc.	152,757
4,696	Micron Technology, Inc.	417,287
243	Monolithic Power Systems, Inc.	111,464
6,115	NVIDIA Corp.	1,491,143
1,145	NXP Semiconductors NV	217,687
6,209	ON Semiconductor Corp.*	388,745
1,955	Qorvo, Inc.*	267,405
3,510	QUALCOMM, Inc.	603,685
7,939	Renesas Electronics Corp.*	93,527
815	Skyworks Solutions, Inc.	112,609
1,657	STMicroelectronics NV	69,558
2,163	Teradyne, Inc.	255,061
3,481	Texas Instruments, Inc.	591,735
316	Tokyo Electron Ltd.	155,086

		8,860,297

Software – 0.7%
1,518	Adobe, Inc.*	709,938
108	ANSYS, Inc.*	35,013
796	Asana, Inc. Class A*	43,613
870	Autodesk, Inc.*	191,600
2,114	Black Knight, Inc.*	118,786
3,089	Cadence Design Systems, Inc.*	467,767
336	Ceridian HCM Holding, Inc.*	24,498
504	Check Point Software Technologies Ltd.*	73,019
2,790	Citrix Systems, Inc.	285,975
264	Constellation Software, Inc.	444,928
126	Crowdstrike Holdings, Inc. Class A*	24,596
1,730	Dassault Systemes SE	83,449
475	Datadog, Inc. Class A*	76,527
1,053	DocuSign, Inc.*	124,707
10,926	Dropbox, Inc. Class A*	247,911
426	Fair Isaac Corp.*	200,727
819	Fortinet, Inc.*	282,162
504	Guidewire Software, Inc.*	44,428
247	HubSpot, Inc.*	129,675
1,031	Intuit, Inc.	489,075
21,879	Microsoft Corp.	6,537,226
1,826	Nemetschek SE	162,023
7,611	NortonLifeLock, Inc.	220,567
1,045	Nuance Communications, Inc.*	58,018
797	Open Text Corp.	34,684
3,505	Oracle Corp.	266,275
381	Palo Alto Networks, Inc.*	226,409
98	Paycom Software, Inc.*	33,243
621	PTC, Inc.*	69,105

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
947	RingCentral, Inc. Class A*	$123,905
2,108	salesforce.com, Inc.*	443,797
1,961	SAP SE	221,209
603	ServiceNow, Inc.*	349,692
180	Splunk, Inc.*	21,258
4,599	SS&C Technologies Holdings, Inc.	344,787
439	Synopsys, Inc.*	137,139
19,516	The Sage Group PLC	183,088
349	The Trade Desk, Inc. Class A*	29,777
383	Trend Micro, Inc.	21,397
95	Tyler Technologies, Inc.*	40,685
3,084	VMware, Inc. Class A	361,815
460	Workday, Inc. Class A*	105,363
245	Xero Ltd.*	16,846
739	Zendesk, Inc.*	86,219
548	Zoom Video Communications, Inc. Class A*	72,665
198	Zscaler, Inc.*	47,352

		14,312,938

Specialty Retail – 0.3%
1,267	Advance Auto Parts, Inc.	259,076
291	AutoZone, Inc.*	542,246
4,821	Bath & Body Works, Inc.	257,297
4,587	Best Buy Co., Inc.	443,288
622	Burlington Stores, Inc.*	140,504
227	CarMax, Inc.*	24,818
24,085	Chow Tai Fook Jewellery Group Ltd.	50,013
35	Fast Retailing Co. Ltd.	18,879
9,638	Hennes & Mauritz AB Class B	160,850
6,221	Industria de Diseno Textil SA	162,280
85,865	JD Sports Fashion PLC	172,729
18,754	Kingfisher PLC	76,504
3,804	Lowe’s Cos., Inc.	840,912
396	Nitori Holdings Co. Ltd.	59,589
686	O’Reilly Automotive, Inc.*	445,379
1,243	Ross Stores, Inc.	113,598
3,803	The Home Depot, Inc.	1,201,101
4,661	The TJX Cos., Inc.	308,092
1,795	Tractor Supply Co.	365,803
855	Ulta Beauty, Inc.*	320,198
1,191	USS Co. Ltd.	19,785

		5,982,941

Technology Hardware, Storage & Peripherals – 0.5%
49,864	Apple, Inc.	8,233,544
4,598	Brother Industries Ltd.	83,688
2,379	Canon, Inc.	55,985
3,318	Dell Technologies, Inc. Class C*	169,085
2,216	FUJIFILM Holdings Corp.	140,858
17,300	Hewlett Packard Enterprise Co.	275,416
7,174	HP, Inc.	246,499
1,617	Logitech International SA	120,998
2,773	NetApp, Inc.	217,348
10,223	Ricoh Co. Ltd.	87,210
1,472	Seagate Technology Holdings PLC	151,851

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
3,609	Seiko Epson Corp.	55,508
514	Western Digital Corp.*	26,183

		9,864,173

Textiles, Apparel & Luxury Goods – 0.2%
905	adidas AG	213,980
9,321	Burberry Group PLC	241,658
677	Cie Financiere Richemont SA Class A	90,655
626	EssilorLuxottica SA	109,281
623	Gildan Activewear, Inc.	24,458
242	Hermes International	333,727
231	Kering SA	160,229
1,086	Lululemon Athletica, Inc.*	347,455
741	LVMH Moet Hennessy Louis Vuitton SE	544,564
1,919	Moncler SpA	115,236
3,508	NIKE, Inc. Class B	479,017
956	Pandora A/S	97,892
2,198	Puma SE	201,566
1,712	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	167,713
2,346	VF Corp.	136,115

		3,263,546

Tobacco – 0.1%
3,260	Altria Group, Inc.	167,205
6,267	British American Tobacco PLC	274,663
3,434	Imperial Brands PLC	75,089
3,318	Japan Tobacco, Inc.	61,022
6,099	Philip Morris International, Inc.	616,426
25,280	Swedish Match AB	183,779

		1,378,184

Trading Companies & Distributors – 0.1%
462	AerCap Holdings NV*	25,147
1,608	Ashtead Group PLC	104,491
1,145	Brenntag SE	95,988
1,677	Bunzl PLC	66,271
7,976	Fastenal Co.	410,445
2,572	Ferguson PLC	391,916
402	IMCD NV	65,301
4,427	ITOCHU Corp.	144,270
23,901	Marubeni Corp.	250,880
3,187	Mitsubishi Corp.	107,159
4,262	Mitsui & Co. Ltd.	106,263
9,386	MonotaRO Co. Ltd.	176,673
2,728	Reece Ltd.	38,621
6,369	Sumitomo Corp.	103,914
744	Toromont Industries Ltd.	63,065
213	United Rentals, Inc.*	68,505
885	W.W. Grainger, Inc.	422,198

		2,641,107

Transportation Infrastructure – 0.0%
4,994	Atlantia SpA*	91,866
3,655	Transurban Group	33,759

		125,625

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares		Description	Value

Common Stocks – (continued)
Water Utilities – 0.0%
	648	American Water Works Co., Inc.	$97,906
	880	Essential Utilities, Inc.	41,457
	2,038	Severn Trent PLC	78,408
	4,296	United Utilities Group PLC	61,659

			279,430

Wireless Telecommunication Services – 0.0%
	6,240	KDDI Corp.	203,057
	635	Rogers Communications, Inc. Class B	32,810
	9,217	SoftBank Corp.	116,451
	1,290	SoftBank Group Corp.	57,890
	731	T-Mobile US, Inc.*	90,066
	2,727	Tele2 AB Class B	36,136
	74,576	Vodafone Group PLC	131,279

			667,689

	TOTAL COMMON STOCKS
	(Cost $131,339,856)		$203,058,452

Shares		Dividend Rate	Value

Preferred Stocks – 0.0%
Automobiles – 0.0%
	Bayerische Motoren Werke AG
EUR	622	2.847%	$50,300
	Porsche Automobil Holding SE
	411	2.546	41,021
	Volkswagen AG
	415	2.476	81,580

			172,901

Chemicals – 0.0%
	Fuchs Petrolub SE
	1,967	2.305	77,717

Health Care Equipment & Supplies – 0.0%
	Sartorius AG
	142	0.126	62,695

Household Products – 0.0%
	Henkel AG & Co. KGaA
	615	2.342	48,811

	TOTAL PREFERRED STOCKS
	(Cost $368,044)		$362,124

Shares		Description	Value

Exchange Traded Funds – 78.9%
	749,848	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)	$26,454,637
	5,736,689	Goldman Sachs MarketBeta International Equity ETF(b)	302,191,567
	5,620,826	Goldman Sachs MarketBeta U.S. Equity ETF(b)	337,305,768
	4,280,316	iShares Core MSCI Emerging Markets ETF	244,962,485
	1,599,519	iShares MSCI EAFE ETF(c)	117,116,781
	1,476,009	iShares MSCI EAFE Small-Cap ETF(c)	98,316,960
	968,070	Vanguard S&P 500 ETF	388,544,575

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $1,157,511,816)		$1,514,892,773

Shares		Dividend Rate	Value

Investment Company(b) – 3.4%
	Goldman Sachs Financial Square Government Fund – Institutional Shares
	64,502,600	0.026%	$64,502,600
	(Cost $64,502,600)

	TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE – 92.9%
	(Cost $1,353,774,606)		$1,782,815,949

Securities Lending Reinvestment Vehicle(b) – 8.7%
	Goldman Sachs Financial Square Government Fund – Institutional Shares
	167,534,371	0.026%	$167,534,371
	(Cost $167,534,371)

	TOTAL INVESTMENTS – 101.6%
	(Cost $1,521,256,687)		$1,950,350,320

	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(30,796,435)

	NET ASSETS – 100.0%		$1,919,553,885

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated fund.

(c)	All or a portion of security is on loan.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	29,690,000	USD	21,469,743	03/16/22	$99,432
	CAD	50,960,000	USD	40,088,416	03/16/22	119,595
	NOK	250,000	USD	27,664	03/16/22	691
	NZD	28,270,000	USD	19,104,431	03/16/22	19,080
	USD	41,884,634	CHF	38,360,000	03/16/22	25,228
	USD	11,580,897	DKK	75,770,000	03/16/22	149,813
	USD	141,077,276	EUR	124,090,000	03/16/22	1,844,753
	USD	2,285,567	GBP	1,700,000	03/16/22	4,672
	USD	11,807,833	HKD	92,010,000	03/16/22	33,626
	USD	1,743,578	ILS	5,480,000	03/16/22	36,018
	USD	97,522,821	JPY	11,012,000,000	03/16/22	1,701,907
	USD	964,840	NZD	1,410,000	03/16/22	11,033
	USD	15,532,684	SEK	139,950,000	03/16/22	751,054
	USD	103,597	SGD	140,000	03/16/22	339

TOTAL						$4,797,241

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	CHF	1,750,000	USD	1,917,413	03/16/22	$(7,769)
	DKK	10,820,000	USD	1,646,876	03/16/22	(14,510)
	EUR	7,510,000	USD	8,508,455	03/16/22	(82,020)
	GBP	555,000	USD	745,775	03/16/22	(1,129)
	HKD	5,530,000	USD	710,076	03/16/22	(2,419)
	JPY	914,000,000	USD	8,034,444	03/16/22	(81,274)
	SEK	2,700,000	USD	289,538	03/16/22	(4,362)
	SGD	60,000	USD	44,508	03/16/22	(255)
	USD	29,351,651	AUD	40,980,000	03/16/22	(419,478)
	USD	712,975	CHF	660,000	03/16/22	(7,234)
	USD	60,024,725	GBP	44,955,000	03/16/22	(291,530)
	USD	1,051,797	JPY	121,000,000	03/16/22	(1,085)
	USD	2,750,022	NOK	24,850,000	03/16/22	(68,497)
	USD	4,380,716	SGD	5,970,000	03/16/22	(22,479)

TOTAL						$(1,004,041)

FUTURES CONTRACTS — At February 28, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	1,286	03/18/22	$131,461,350	$(10,997,552)
S&P Toronto Stock Exchange 60 Index	253	03/17/22	50,915,377	653,238
S&P 500 E-Mini Index	493	03/18/22	107,671,200	(5,339,357)
10 Year U.S. Treasury Notes	503	06/21/22	64,101,062	542,570

TOTAL FUTURES CONTRACTS				$(15,141,101)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid by the Fund(b)	Counterparty	Termination Date(c)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)

MSGSHBC Index	0.500%	MS & Co. Int. PLC	8/10/2022	$12,574	$(277,265)

*	There are no upfront payments on the swap contracts(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$99.000	06/13/2022	891	$2,227,500	$322,988	$937,617	$(614,629)
Eurodollar Futures	98.250	09/19/2022	456	1,140,000	601,350	1,089,758	(488,408)
Eurodollar Futures	99.000	09/19/2022	1,254	3,135,000	399,713	959,084	(559,371)
Eurodollar Futures	98.000	12/19/2022	440	1,100,000	588,500	1,095,522	(507,022)
Eurodollar Futures	98.750	12/19/2022	1,214	3,035,000	515,950	1,125,766	(609,816)
Eurodollar Futures	99.000	12/19/2022	4,624	11,560,000	1,213,800	6,584,669	(5,370,869)
Eurodollar Futures	97.750	03/13/2023	1,661	4,152,500	2,616,075	6,003,736	(3,387,661)
Eurodollar Futures	97.750	06/19/2023	935	2,337,500	1,344,062	3,813,056	(2,468,994)

TOTAL			11,475	$28,687,500	$7,602,438	$21,609,208	$(14,006,770)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
Euro Stoxx 50 Index	$ 4,275.000	03/18/2022	(15)	$(641,250)	$(992)	$(5,502)	$4,510
Euro Stoxx 50 Index	4,300.000	03/18/2022	(6)	(258,000)	(309)	(2,499)	2,190
Euro Stoxx 50 Index	4,350.000	03/18/2022	(24)	(1,044,000)	(727)	(8,642)	7,915
Euro Stoxx 50 Index	4,400.000	03/18/2022	(5)	(220,000)	(90)	(3,393)	3,303
Euro Stoxx 50 Index	4,450.000	03/18/2022	(68)	(3,026,000)	(762)	(24,723)	23,961
Euro Stoxx 50 Index	4,500.000	03/18/2022	(18)	(810,000)	(121)	(7,075)	6,954
Euro Stoxx 50 Index	4,025.000	04/14/2022	(30)	(1,207,500)	(33,436)	(33,662)	226
Euro Stoxx 50 Index	4,275.000	04/14/2022	(35)	(1,496,250)	(7,692)	(19,278)	11,586
Euro Stoxx 50 Index	4,325.000	04/14/2022	(21)	(908,250)	(3,085)	(9,303)	6,218
Euro Stoxx 50 Index	4,350.000	04/14/2022	(30)	(1,305,000)	(3,566)	(15,410)	11,844
Euro Stoxx 50 Index	4,375.000	04/14/2022	(11)	(481,250)	(1,061)	(5,783)	4,722
Euro Stoxx 50 Index	4,475.000	04/14/2022	(2)	(89,500)	(87)	(873)	786
Euro Stoxx 50 Index	4,000.000	05/20/2022	(8)	(320,000)	(10,576)	(10,859)	283
Euro Stoxx 50 Index	4,275.000	05/20/2022	(2)	(85,500)	(637)	(1,302)	665
FTSE 100 Index	7,600.000	03/18/2022	(4)	(304,000)	(4,776)	(4,509)	(267)
FTSE 100 Index	7,650.000	03/18/2022	(4)	(306,000)	(3,729)	(3,325)	(404)
FTSE 100 Index	7,700.000	03/18/2022	(3)	(231,000)	(2,153)	(2,209)	56
FTSE 100 Index	7,725.000	03/18/2022	(6)	(463,500)	(3,743)	(4,237)	494
FTSE 100 Index	7,750.000	03/18/2022	(12)	(930,000)	(6,439)	(6,613)	174
FTSE 100 Index	7,800.000	03/18/2022	(1)	(78,000)	(389)	(615)	226
FTSE 100 Index	7,475.000	04/14/2022	(6)	(448,500)	(16,903)	(13,768)	(3,135)
FTSE 100 Index	7,750.000	04/14/2022	(12)	(930,000)	(13,522)	(11,584)	(1,938)
FTSE 100 Index	7,800.000	04/14/2022	(3)	(234,000)	(2,757)	(2,113)	(644)
FTSE 100 Index	7,850.000	04/14/2022	(7)	(549,500)	(5,118)	(6,132)	1,014
FTSE 100 Index	7,525.000	05/20/2022	(2)	(150,500)	(5,970)	(4,986)	(984)
Nikkei 225 Index	28,125.000	03/11/2022	(2)	(56,250,000)	(504)	(3,296)	2,792
Nikkei 225 Index	28,250.000	03/11/2022	(1)	(28,250,000)	(209)	(1,909)	1,700
Nikkei 225 Index	28,625.000	03/11/2022	(3)	(85,875,000)	(313)	(9,993)	9,680

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index	$ 29,875.000	03/11/2022	(7)	$(209,125,000)	$(61)	$(18,129)	$18,068
Nikkei 225 Index	30,250.000	03/11/2022	(2)	(60,500,000)	(35)	(5,420)	5,385
Nikkei 225 Index	30,500.000	03/11/2022	(3)	(91,500,000)	(52)	(3,635)	3,583
Nikkei 225 Index	27,250.000	04/08/2022	(2)	(54,500,000)	(6,698)	(7,736)	1,038
Nikkei 225 Index	28,125.000	04/08/2022	(7)	(196,875,000)	(9,133)	(23,963)	14,830
Nikkei 225 Index	28,250.000	04/08/2022	(3)	(84,750,000)	(3,392)	(6,394)	3,002
Nikkei 225 Index	28,375.000	04/08/2022	(4)	(113,500,000)	(3,827)	(10,588)	6,761
Nikkei 225 Index	28,625.000	04/08/2022	(1)	(28,625,000)	(704)	(4,077)	3,373
Nikkei 225 Index	27,500.000	05/13/2022	(3)	(82,500,000)	(13,569)	(14,344)	775
Nikkei 225 Index	28,500.000	05/13/2022	(1)	(28,500,000)	(2,088)	(3,002)	914
S&P 500 Index	4,650.000	03/02/2022	(22)	(10,230,000)	(165)	(98,402)	98,237
S&P 500 Index	4,650.000	03/09/2022	(22)	(10,230,000)	(2,035)	(93,934)	91,899
S&P 500 Index	4,600.000	03/16/2022	(23)	(10,580,000)	(19,895)	(66,947)	47,052
S&P 500 Index	4,450.000	03/23/2022	(24)	(10,680,000)	(159,120)	(95,955)	(63,165)
S&P 500 Index	4,470.000	03/31/2022	(1)	(447,000)	(7,155)	(4,269)	(2,886)
S&P 500 Index	4,520.000	03/31/2022	(19)	(8,588,000)	(96,140)	(91,789)	(4,351)
S&P 500 Index	4,525.000	03/31/2022	(19)	(8,597,500)	(92,530)	(88,479)	(4,051)
S&P 500 Index	4,530.000	03/31/2022	(19)	(8,607,000)	(89,110)	(84,610)	(4,500)
S&P 500 Index	4,535.000	03/31/2022	(19)	(8,616,500)	(85,690)	(81,447)	(4,243)
S&P 500 Index	4,540.000	03/31/2022	(19)	(8,626,000)	(82,460)	(79,383)	(3,077)
S&P 500 Index	4,575.000	03/31/2022	(6)	(2,745,000)	(19,440)	(51,161)	31,721
S&P 500 Index	4,625.000	03/31/2022	(3)	(1,387,500)	(6,060)	(12,176)	6,116
S&P 500 Index	4,675.000	03/31/2022	(4)	(1,870,000)	(4,780)	(25,589)	20,809
S&P 500 Index	4,710.000	03/31/2022	(6)	(2,826,000)	(4,860)	(33,780)	28,920
S&P 500 Index	4,770.000	03/31/2022	(5)	(2,385,000)	(2,025)	(21,510)	19,485
S&P 500 Index	4,890.000	03/31/2022	(3)	(1,467,000)	(345)	(15,645)	15,300
S&P 500 Index	4,980.000	03/31/2022	(1)	(498,000)	(52)	(4,289)	4,237
S&P 500 Index	4,510.000	04/29/2022	(6)	(2,706,000)	(53,100)	(33,778)	(19,322)
S&P 500 Index	4,670.000	04/29/2022	(4)	(1,868,000)	(13,420)	(20,370)	6,950
S&P 500 Index	4,715.000	04/29/2022	(2)	(943,000)	(4,860)	(15,011)	10,151
S&P 500 Index	4,750.000	04/29/2022	(1)	(475,000)	(1,890)	(6,679)	4,789

			(602)	$(1,241,640,000)	$(914,357)	$(1,346,084)	$431,727
Puts
Euro Stoxx 50 Index	$ 3,975.000	03/18/2022	(15)	$(596,250)	$(22,756)	$(15,362)	$(7,394)
Euro Stoxx 50 Index	4,000.000	03/18/2022	(24)	(960,000)	(39,692)	(23,882)	(15,810)
Euro Stoxx 50 Index	4,025.000	03/18/2022	(5)	(201,250)	(9,009)	(4,776)	(4,233)
Euro Stoxx 50 Index	4,050.000	03/18/2022	(6)	(243,000)	(11,780)	(4,690)	(7,090)
Euro Stoxx 50 Index	4,125.000	03/18/2022	(10)	(412,500)	(25,295)	(9,214)	(16,081)
Euro Stoxx 50 Index	4,150.000	03/18/2022	(31)	(1,286,500)	(85,055)	(42,028)	(43,027)
Euro Stoxx 50 Index	4,175.000	03/18/2022	(45)	(1,878,750)	(133,608)	(49,567)	(84,041)
Euro Stoxx 50 Index	3,575.000	04/14/2022	(30)	(1,072,500)	(22,571)	(21,174)	(1,397)
Euro Stoxx 50 Index	3,900.000	04/14/2022	(35)	(1,365,000)	(59,258)	(43,119)	(16,139)
Euro Stoxx 50 Index	3,950.000	04/14/2022	(32)	(1,264,000)	(61,283)	(41,507)	(19,776)
Euro Stoxx 50 Index	4,025.000	04/14/2022	(30)	(1,207,500)	(69,125)	(33,668)	(35,457)
Euro Stoxx 50 Index	4,100.000	04/14/2022	(2)	(82,000)	(5,548)	(3,105)	(2,443)
Euro Stoxx 50 Index	3,500.000	05/20/2022	(8)	(280,000)	(8,540)	(8,133)	(407)
Euro Stoxx 50 Index	3,825.000	05/20/2022	(2)	(76,500)	(4,124)	(3,071)	(1,053)
FTSE 100 Index	7,100.000	03/18/2022	(1)	(71,000)	(1,087)	(1,475)	388
FTSE 100 Index	7,150.000	03/18/2022	(2)	(143,000)	(2,428)	(2,405)	(23)
FTSE 100 Index	7,200.000	03/18/2022	(4)	(288,000)	(5,393)	(6,247)	854

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index	$ 7,275.000	03/18/2022	(5)	$(363,750)	$(7,982)	$(10,264)	$2,282
FTSE 100 Index	7,300.000	03/18/2022	(3)	(219,000)	(5,071)	(4,808)	(263)
FTSE 100 Index	7,325.000	03/18/2022	(6)	(439,500)	(10,745)	(9,934)	(811)
FTSE 100 Index	7,350.000	03/18/2022	(7)	(514,500)	(13,288)	(15,024)	1,736
FTSE 100 Index	7,475.000	03/18/2022	(1)	(74,750)	(2,542)	(1,367)	(1,175)
FTSE 100 Index	6,875.000	04/14/2022	(6)	(412,500)	(7,888)	(6,971)	(917)
FTSE 100 Index	7,225.000	04/14/2022	(7)	(505,750)	(15,635)	(15,120)	(515)
FTSE 100 Index	7,250.000	04/14/2022	(8)	(580,000)	(18,620)	(16,631)	(1,989)
FTSE 100 Index	7,400.000	04/14/2022	(7)	(518,000)	(20,894)	(12,881)	(8,013)
FTSE 100 Index	6,775.000	05/20/2022	(2)	(135,500)	(3,448)	(3,176)	(272)
Nikkei 225 Index	25,750.000	03/11/2022	(2)	(51,500,000)	(4,697)	(11,291)	6,594
Nikkei 225 Index	26,250.000	03/11/2022	(3)	(78,750,000)	(10,177)	(12,756)	2,579
Nikkei 225 Index	26,500.000	03/11/2022	(1)	(26,500,000)	(4,306)	(3,864)	(442)
Nikkei 225 Index	27,125.000	03/11/2022	(1)	(27,125,000)	(6,915)	(5,539)	(1,376)
Nikkei 225 Index	27,250.000	03/11/2022	(2)	(54,500,000)	(15,135)	(7,214)	(7,921)
Nikkei 225 Index	27,750.000	03/11/2022	(4)	(111,000,000)	(43,839)	(24,767)	(19,072)
Nikkei 225 Index	27,875.000	03/11/2022	(2)	(55,750,000)	(23,833)	(19,763)	(4,070)
Nikkei 225 Index	28,375.000	03/11/2022	(4)	(113,500,000)	(63,846)	(34,878)	(28,968)
Nikkei 225 Index	24,750.000	04/08/2022	(2)	(49,500,000)	(7,133)	(6,344)	(789)
Nikkei 225 Index	25,250.000	04/08/2022	(2)	(50,500,000)	(9,133)	(13,550)	4,417
Nikkei 225 Index	25,750.000	04/08/2022	(6)	(154,500,000)	(34,967)	(25,192)	(9,775)
Nikkei 225 Index	25,875.000	04/08/2022	(3)	(77,625,000)	(18,527)	(16,715)	(1,812)
Nikkei 225 Index	26,000.000	04/08/2022	(4)	(104,000,000)	(25,573)	(20,841)	(4,732)
Nikkei 225 Index	24,500.000	05/13/2022	(3)	(73,500,000)	(14,613)	(13,430)	(1,183)
Nikkei 225 Index	25,625.000	05/13/2022	(1)	(25,625,000)	(7,437)	(6,748)	(689)
S&P 500 Index	4,420.000	03/02/2022	(22)	(9,724,000)	(143,440)	(102,693)	(40,747)
S&P 500 Index	4,400.000	03/09/2022	(22)	(9,680,000)	(185,790)	(86,937)	(98,853)
S&P 500 Index	4,325.000	03/16/2022	(23)	(9,947,500)	(185,150)	(163,775)	(21,375)
S&P 500 Index	4,125.000	03/23/2022	(24)	(9,900,000)	(113,160)	(176,754)	63,594
S&P 500 Index	4,115.000	03/31/2022	(1)	(411,500)	(5,820)	(8,639)	2,819
S&P 500 Index	4,120.000	03/31/2022	(6)	(2,472,000)	(35,490)	(55,949)	20,459
S&P 500 Index	4,200.000	03/31/2022	(19)	(7,980,000)	(144,305)	(148,841)	4,536
S&P 500 Index	4,205.000	03/31/2022	(19)	(7,989,500)	(146,490)	(151,910)	5,420
S&P 500 Index	4,210.000	03/31/2022	(19)	(7,999,000)	(148,770)	(154,963)	6,193
S&P 500 Index	4,215.000	03/31/2022	(19)	(8,008,500)	(151,240)	(156,441)	5,201
S&P 500 Index	4,220.000	03/31/2022	(19)	(8,018,000)	(153,520)	(159,575)	6,055
S&P 500 Index	4,290.000	03/31/2022	(3)	(1,287,000)	(30,075)	(25,571)	(4,504)
S&P 500 Index	4,350.000	03/31/2022	(4)	(1,740,000)	(48,200)	(25,148)	(23,052)
S&P 500 Index	4,360.000	03/31/2022	(6)	(2,616,000)	(74,580)	(45,623)	(28,957)
S&P 500 Index	4,375.000	03/31/2022	(5)	(2,187,500)	(64,975)	(55,981)	(8,994)
S&P 500 Index	4,535.000	03/31/2022	(3)	(1,360,500)	(63,855)	(25,301)	(38,554)
S&P 500 Index	4,620.000	03/31/2022	(1)	(462,000)	(27,395)	(9,839)	(17,556)
S&P 500 Index	4,070.000	04/29/2022	(6)	(2,442,000)	(50,700)	(67,029)	16,329
S&P 500 Index	4,250.000	04/29/2022	(4)	(1,700,000)	(51,140)	(43,597)	(7,543)
S&P 500 Index	4,310.000	04/29/2022	(2)	(862,000)	(29,310)	(16,957)	(12,353)
S&P 500 Index	4,325.000	04/29/2022	(1)	(432,500)	(15,160)	(9,799)	(5,361)

			(602)	$(1,166,285,500)	$(2,831,361)	$(2,323,813)	$(507,548)

TOTAL			(1,204)	$(2,407,925,500)	$(3,745,718)	$(3,669,897)	$(75,821)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Call CHF/Put SEK	MS & Co. Int. PLC	$10.177	11/10/2022	83,303,000	$83,303,000	$3,821,347	$967,724	$2,853,623
Call JPY/Put KRW	MS & Co. Int. PLC	11.634	11/11/2022	7,431,822,000	7,431,822,000	596,795	915,432	(318,637)
Call CHF/Put NOK	MS & Co. Int. PLC	10.969	01/27/2023	27,202,000	27,202,000	428,570	489,630	(61,060)
Call USD/Put CAD	MS & Co. Int. PLC	1.335	11/09/2022	80,791,000	80,791,000	780,684	678,644	102,040

				7,623,118,000	$7,623,118,000	$5,627,396	$3,051,430	$2,575,966
Puts
Put NZD/Call USD	MS & Co. Int. PLC	$0.636	11/11/2022	69,837,000	$69,837,000	$786,599	$657,375	$129,224
Put AUD/Call USD	MS & Co. Int. PLC	0.672	11/14/2022	34,183,000	34,183,000	303,660	348,267	(44,607)
Put AUD/Call USD	MS & Co. Int. PLC	0.646	01/27/2023	27,781,000	27,781,000	202,500	274,866	(72,366)

				131,801,000	$131,801,000	$1,292,759	$1,280,508	$12,251

Total purchased option contracts				7,754,919,000	$7,754,919,000	$6,920,155	$4,331,938	$2,588,217
Written option contracts
Call CHF/Put SEK	MS & Co. Int. PLC	$10.177	11/10/2022	(83,303,000)	$(83,303,000)	$(3,747,227)	$(2,027,570)	$(1,719,657)

TOTAL				7,671,616,000	$7,671,616,000	$3,172,928	$2,304,368	$868,560

Abbreviation:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 77.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,796,283,805	0.026%	$1,796,283,805
(Cost $1,796,283,805)

TOTAL INVESTMENTS – 77.3% (Cost $1,796,283,805)		$1,796,283,805

OTHER ASSETS IN EXCESS OF LIABILITIES – 22.7%		528,474,776

NET ASSETS – 100.0%		$2,324,758,581

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Investment Abbreviation:
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	97,150,000	USD	70,496,664	03/23/22	$91,222
	CAD	72,800,000	USD	56,997,505	03/23/22	444,688
	CHF	84,310,000	USD	91,927,649	03/23/22	108,563
	NZD	17,580,000	USD	11,828,980	03/23/22	62,268
	USD	111,708,792	EUR	99,070,000	03/23/22	511,882

TOTAL						$1,218,623

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	NZD	37,270,000	USD	25,214,120	03/23/22	$(4,402)
	USD	70,013,546	AUD	97,150,000	03/23/22	(574,341)
	USD	7,915,796	CAD	10,040,000	03/23/22	(6,177)
	USD	91,582,721	CHF	84,310,000	03/23/22	(453,491)
	USD	111,925,737	JPY	12,879,910,000	03/23/22	(170,629)

TOTAL						$(1,209,040)

FUTURES CONTRACTS — At February 28, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	4,969	03/18/22	$1,085,229,600	$16,984,893
Ultra Long U.S. Treasury Bonds	2,299	06/21/22	427,470,313	6,283,033

Total				$23,267,926

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
20 Year U.S. Treasury Bonds	(876)	06/21/22	$(137,258,250)	$(2,150,377)

TOTAL FUTURES CONTRACTS				$21,117,549

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Puts
U.S. Treasury Bonds	$150.000	03/25/2022	(950)	$(950,000)	$(192,969)	$(514,045)	$321,076
U.S. Treasury Bonds	151.000	03/25/2022	(945)	(945,000)	(265,781)	(688,148)	422,367
U.S. Treasury Bonds	151.000	04/22/2022	(964)	(964,000)	(662,750)	(765,268)	102,518

TOTAL			(2,859)	$(2,859,000)	$(1,121,500)	$(1,967,461)	$845,961

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
S&P 500 Index	$3,000.000	03/04/2022	1,044	$313,200,000	$18,270	$156,784	$(138,514)
S&P 500 Index	3,100.000	03/04/2022	470	145,700,000	12,925	40,777	(27,852)
S&P 500 Index	3,000.000	03/11/2022	1,189	356,700,000	98,092	127,241	(29,149)
S&P 500 Index	3,200.000	03/11/2022	946	302,720,000	130,075	127,572	2,503
S&P 500 Index	2,875.000	03/18/2022	354	101,775,000	46,020	114,486	(68,466)
S&P 500 Index	2,900.000	03/18/2022	389	12,810,000	52,515	57,059	(4,544)
S&P 500 Index	2,925.000	03/18/2022	331	96,817,500	47,167	46,588	579
S&P 500 Index	2,950.000	03/18/2022	482	142,190,000	72,301	103,511	(31,210)
S&P 500 Index	2,975.000	03/18/2022	486	144,585,000	77,760	97,681	(19,921)
S&P 500 Index	2,800.000	03/25/2022	775	217,000,000	149,188	189,747	(40,559)
S&P 500 Index	3,000.000	03/25/2022	356	106,800,000	101,460	152,438	(50,978)
S&P 500 Index	2,850.000	03/31/2022	660	188,100,000	194,700	183,187	11,513

Total purchased option contracts			7,482	$2,228,397,500	$1,000,473	$1,397,071	$(396,598)

Written option contracts
Puts
S&P 500 Index	$3,600.000	03/02/2022	(2,069)	$(744,840,000)	$(82,760)	$(223,452)	$140,692
S&P 500 Index	3,810.000	03/04/2022	(1,953)	(744,093,000)	(380,835)	(358,317)	(22,518)
S&P 500 Index	3,850.000	03/02/2022	(1,605)	(617,925,000)	(168,525)	(478,290)	309,765
S&P 500 Index	3,880.000	03/04/2022	(2,012)	(780,656,000)	(482,880)	(418,496)	(64,384)

Total written option contracts			(7,639)	$(2,887,514,000)	$(1,115,000)	$(1,478,555)	$363,555

TOTAL			(157)	$(659,116,500)	$(114,527)	$(81,484)	$(33,043)

Abbreviation:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 79.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
415,056,018	0.026%	$415,056,018
(Cost $415,056,018)

TOTAL INVESTMENTS – 79.3% (Cost $415,056,018)		$415,056,018

OTHER ASSETS IN EXCESS OF LIABILITIES – 20.7%		108,088,727

NET ASSETS – 100.0%		$523,144,745

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviation:
USD	—U.S. Dollar

For information on the mutual funds, please call our toll freeShareholder Services Line at 1-800-526-7384 or visit us on theweb at www.GSAMFUNDS.com

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	20	03/18/22	$4,368,000	$64,039
2 Year U.S. Treasury Notes	1,555	06/30/22	334,677,304	1,117,925
5 Year U.S. Treasury Notes	1,385	06/30/22	163,819,531	1,152,834

TOTAL FUTURES CONTRACTS				$2,334,798

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
S&P 500 Index	$3,000.000	03/04/2022	251	$75,300,000	$4,392	$37,803	$(33,411)
S&P 500 Index	3,100.000	03/04/2022	114	35,340,000	3,135	9,891	(6,756)
S&P 500 Index	3,000.000	03/11/2022	289	86,700,000	23,843	30,926	(7,083)
S&P 500 Index	3,200.000	03/11/2022	230	73,600,000	31,625	30,963	662
S&P 500 Index	2,875.000	03/18/2022	86	24,725,000	11,180	27,813	(16,633)
S&P 500 Index	2,900.000	03/18/2022	94	27,260,000	12,690	13,788	(1,098)
S&P 500 Index	2,925.000	03/18/2022	81	23,692,500	11,543	11,401	142
S&P 500 Index	2,950.000	03/18/2022	117	34,515,000	17,550	25,126	(7,576)
S&P 500 Index	2,975.000	03/18/2022	118	35,105,000	18,880	23,717	(4,837)
S&P 500 Index	2,800.000	03/25/2022	187	52,360,000	35,997	45,784	(9,787)
S&P 500 Index	3,000.000	03/25/2022	86	25,800,000	24,510	36,828	(12,318)
S&P 500 Index	2,850.000	03/31/2022	161	45,885,000	47,495	44,689	2,806

Total purchased option contracts			1,814	$540,282,500	$242,840	$338,729	$(95,889)

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
S&P 500 Index	$3,600.000	03/02/2022	(500)	$(180,000,000)	$(20,000)	$(54,000)	$34,000
S&P 500 Index	3,810.000	03/04/2022	(477)	(181,737,000)	(93,015)	(87,515)	(5,500)
S&P 500 Index	3,850.000	03/02/2022	(492)	(189,420,000)	(51,660)	(146,616)	94,956
S&P 500 Index	3,880.000	03/04/2022	(492)	(190,896,000)	(118,080)	(102,336)	(15,744)

Total written option contracts			(1,961)	$(742,053,000)	$(282,755)	$(390,467)	$107,712

TOTAL			(147)	$(201,770,500)	$(39,915)	$(51,738)	$11,823

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 0.1%
Banks – 0.1%
Credit Industriel ET Commercial
$5,000,000	0.010%	04/07/22	$4,998,860
(Cost $797,423)

U.S. Treasury Obligations – 2.9%
United States Treasury Bills(a)
$10,000,000	0.000%	05/12/22	$9,994,624
10,000,000	0.000	08/11/22	9,972,729
United States Treasury Notes(b)
(3MTreasury money market yield + 0.035%)
66,600,000	0.395	10/31/23	66,709,366
(3MTreasury money market yield – 0.015%)
41,600,000	0.345	01/31/24	41,630,278

TOTAL U.S. TREASURY OBLIGATIONS (Cost $128,177,359)			$128,306,997

Shares	Description	Value

Exchange Traded Funds – 6.1%
638,246	Alerian MLPETF(c)	$23,991,667
1,248,744	Energy Select Sector SPDR Fund	88,136,352
1,001,423	Health Care Select Sector SPDR Fund	130,144,933
1,441,005	Invesco Senior Loan ETF(c)	31,370,679

TOTAL EXCHANGE TRADED FUNDS (Cost $200,745,614)		$273,643,631

Shares	Dividend Rate	Value

Investment Companies(d) – 45.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,686,961,134	0.026%	$1,686,961,134
Goldman Sachs High Yield Floating Rate Fund – Class R6
25,015,521	3.378	231,643,723
Goldman Sachs Energy Infrastructure Fund – Class R6
8,752,111	3.730	92,597,332
Goldman Sachs MLP Energy Infrastructure Fund – Class R6
851,498	5.480	23,458,774

TOTAL INVESTMENT COMPANIES (Cost $1,980,747,489)		$2,034,660,963

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,313,218,464)		$2,441,610,451

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investments – 42.4%
Certificates of Deposit – 9.5%
Alpine Securitization LLC(e)
$15,000,000	0.200%		05/13/22	$14,989,125
Australia & New Zealand Banking Group Ltd.(b)(e) (3M USD LIBOR + 0.030%)
10,000,000	0.215		03/08/22	10,000,230
Banco Santander SA(b) (SOFR + 0.160%)
5,571,000	0.209		07/25/22	5,570,750
Bank of Montreal
16,000,000	0.400		11/18/22	15,933,367
Bank of Nova Scotia(b)
(SOFR + 0.150%)
10,000,000	0.200		03/17/22	10,000,600
(SOFR + 0.150%)
4,157,000	0.200		07/19/22	4,157,228
Barclays Bank PLC(b)
(SOFR + 0.170%)
11,000,000	0.220	(e)	06/27/22	11,000,132
(SOFR + 0.200%)
5,000,000	0.240	(e)	08/01/22	4,998,945
(SOFR + 0.290%)
8,000,000	0.340		02/16/23	7,995,068
Bedford Row Funding Corp.(b)(e) (FEDL01 + 0.120%)
10,000,000	0.200		09/01/22	9,998,483
Canadian Imperial Bank of Commerce(b)
(SOFR + 0.250%)
5,000,000	0.300		12/23/22	4,999,215
(SOFR + 0.250%)
7,000,000	0.300		02/13/23	6,997,486
Charles Schwab Corp.(e)
20,000,000	0.220		08/09/22	19,999,100
Collateralized Commercial Paper FLEX Co. LLC(b)(e) (SOFR + 0.300%)
12,290,000	0.350		12/01/22	12,293,141
Commonwealth Bank of Australia(b)(e) (SOFR + 0.130%)
2,000,000	0.180		09/29/22	1,999,054
Credit Industriel ET Commercial
11,870,000	0.240		04/22/22	11,869,816
Credit Suisse New York
12,000,000	0.400		11/10/22	11,945,220
Harris County Cultural Education Facilities Finance Corp.
20,000,000	0.180		03/17/22	19,998,598
HSBC Bank PLC(b) (SOFR + 0.240%)
12,603,000	0.290		11/18/22	12,604,103
Ionic Capital III Trust(e)
10,581,000	0.300		07/26/22	10,581,389
J.P. Morgan Securities LLC(b)(e) (SOFR + 0.130%)
2,300,000	0.180		09/01/22	2,299,150
Lloyds Bank Corporate Markets PLC(b) (SOFR + 0.270%)
12,000,000	0.320		01/20/23	11,997,287
Macquarie Bank Ltd.(b)(e)
(SOFR + 0.180%)
10,000,000	0.230		05/10/22	10,000,375
(SOFRRATE + 0.330%)
17,000,000	0.380		12/05/22	17,006,205
Mizuho Bank Ltd.(b) (SOFR + 0.280%)
5,952,000	0.330		02/10/23	5,951,141

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investments – (continued)
Certificates of Deposit – (continued)
MUFG Bank Ltd.
$6,750,000	0.260%		10/13/22	$6,715,626
14,000,000	0.380		11/04/22	13,926,566
National Bank of Kuwait SAKP
11,000,000	0.370		05/17/22	10,996,035
5,000,000	0.450		04/21/22	5,000,337
3,759,000	0.450		06/01/22	3,757,423
Oversea Chinese Banking
5,200,000	0.350		06/10/22	5,196,022
20,584,000	0.630		06/16/22	20,582,759
Salisbury Receivables Co. LLC(b)(e) (SOFR + 0.340%)
10,000,000	0.390		02/01/23	9,997,751
Sheffield Receivables Co. LLC(b)(e) (SOFR + 0.210%)
6,128,000	0.250		07/26/22	6,128,001
Skandinaviska Enskilda Banken AB
9,800,000	0.420		12/01/22	9,748,360
(SOFR + 0.160%)
6,800,000	0.210	(b)(e)	08/16/22	6,799,680
Societe Generale SA(b)(e) (3M USD LIBOR + 0.120%)
15,000,000	0.314		03/07/22	15,000,406
Standard Chartered Bank
8,300,000	0.220		09/22/22	8,262,367
8,700,000	0.300		05/03/22	8,698,872
Sumitomo Mitsui Banking Corp.
18,800,000	0.200		04/25/22	18,798,006
(SOFR + 0.280%)
2,885,000	0.330	(b)	03/01/23	2,883,829
Toronto Dominion Bank
4,000,000	0.240	(e)	04/22/22	3,999,987
5,000,000	0.240		04/27/22	4,999,738
UBS AG London
4,303,000	0.300		03/15/22	4,303,304
Westpac Banking Corp.(b)
7,274,000	0.190		08/02/22	7,273,843

				428,254,120

Commercial Paper(a) – 32.9%
ABN AMRO Funding USA LLC(e)
23,000,000	0.000		06/16/22	22,957,220
Albion Capital Corp.(e)
16,000,000	0.000		03/04/22	15,999,828
10,454,000	0.000		03/16/22	10,453,428
17,607,000	0.000		05/20/22	17,587,430
American Electric Power Co., Inc.(e)
8,325,000	0.000		04/26/22	8,316,696
Antalis S.A(e)
15,000,000	0.000		04/14/22	14,994,375
AT&T, Inc(e)
12,000,000	0.000		06/21/22	11,966,966
15,750,000	0.000		08/16/22	15,673,179
Atlantic Asset Securitization LLC(e)
10,202,000	0.000		05/16/22	10,191,504
Banque Et Caisse
4,000,000	0.000		06/06/22	3,994,349
Basf Aktiengesellsch(e)
20,000,000	0.000		03/29/22	19,997,793

Short-Term Investments – (continued)
Commercial Paper(a) – (continued)
Bayer Corp.(e)
11,500,000	0.000		03/28/22	11,496,190
BNZ International Funding Ltd.(e)
25,919,000	0.000		07/01/22	25,864,803
BP Capital Markets PLC(e)
18,000,000	0.000		03/08/22	17,999,480
13,500,000	0.000		09/07/22	13,434,248
Brighthouse Financial Short Term Funding LLC(e)
15,000,000	0.000		03/02/22	14,999,917
4,000,000	0.000		03/10/22	3,999,889
Caisse des Depots et Consignations(e)
8,000,000	0.000		04/01/22	7,998,130
Caisse d’Amortissement de la Dette Sociale(e)
12,500,000	0.000		04/26/22	12,494,181
19,212,000	0.000		05/27/22	19,187,814
CDP Financial, Inc.(e)
17,000,000	0.000		04/26/22	16,992,786
13,000,000	0.000		05/09/22	12,990,976
5,000,000	0.000		05/11/22	4,996,280
8,270,000	0.000		08/01/22	8,245,165
Chariot Funding LLC(e)
3,000,000	0.000		03/24/22	2,999,726
Charlotte-Mecklenb(e)
14,464,000	0.000		06/01/22	14,451,071
Citigroup Global Markets, Inc.(e)
3,750,000	0.000		09/06/22	3,732,860
Collateralized Commercial Paper FLEX Co. LLC(e)
17,500,000	0.000		09/07/22	17,411,609
Commonwealth Bank of Australia(e)
10,000,000	0.000		06/21/22	9,981,763
8,081,000	0.000		10/21/22	8,030,201
7,656,000	0.000		11/02/22	7,603,787
Danaher Corp.(e)
10,000,000	0.000		03/01/22	9,999,900
Dexia Credit Local SA(e)
14,000,000	0.000		03/01/22	13,999,969
15,000,000	0.000		03/07/22	14,999,767
DnB NOR Bank ASA(e)
14,694,000	0.000		11/23/22	14,578,595
Dow Chemical Co.
10,000,000	0.000		03/28/22	9,996,453
10,000,000	0.000		03/31/22	9,995,806
Duke Energy Corp.(e)
3,000,000	0.000		03/09/22	2,999,830
Enbridge, Inc.(e)
6,500,000	0.000		03/17/22	6,498,554
12,500,000	0.000		01/19/23	12,323,281
Enel Finance America(e)
11,000,000	0.000		03/15/22	10,998,579
Entergy Corp.(e)
20,000,000	0.000		03/07/22	19,999,183
Erste Abwicklungsanstalt(e)
1,250,000	0.000		04/08/22	1,249,745
20,000,000	0.000		04/19/22	19,993,333
8,143,000	0.000		04/20/22	8,140,185

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investments – (continued)
Commercial Paper(a) – (continued)
Essilorluxottica(e)
$8,000,000	0.000%		04/20/22	$7,998,119
European Investment Bank
15,000,000	0.000		03/16/22	14,999,367
17,000,000	0.000		05/23/22	16,978,025
Export Development Canada
16,572,000	0.000		03/21/22	16,571,401
Fairway Finance Corp.(e)
7,000,000	0.000		03/16/22	6,999,652
Fidelity National Information Services, Inc.(e)
5,000,000	0.000		03/21/22	4,999,008
9,000,000	0.000		03/29/22	8,996,825
FMS Wertmanagement(e)
2,000,000	0.000		05/04/22	1,998,494
Gotham Funding Corp.(e)
25,000,000	0.000		04/05/22	24,994,550
GTA Fundding LLC
13,094,000	0.000	(e)	05/02/22	13,084,674
3,579,000	0.000		06/07/22	3,573,104
Honeywell International, Inc.(e)
6,000,000	0.000		05/18/22	5,995,207
8,000,000	0.000		05/20/22	7,993,232
HP, Inc.(e)
3,750,000	0.000		03/14/22	3,749,561
ING US Funding LLC
3,608,000	0.000		07/26/22	3,597,291
Ionic Capital II Trust
2,000,000	0.000		03/04/22	1,999,978
Ionic Capital III Trust
10,000,000	0.000		03/24/22	9,999,087
J.P. Morgan Securities LLC(e)
10,674,000	0.000		03/22/22	10,672,982
Koch Industries, Inc.
20,000,000	0.000		03/01/22	19,999,967
30,000,000	0.000		03/16/22	29,999,173
Kreditanstalt fuer Wiederaufbau(e)
28,000,000	0.000		04/26/22	27,987,232
Lime Funding LLC(e)
10,000,000	0.000		03/16/22	9,999,502
10,000,000	0.000		04/06/22	9,997,626
LMA SA LMA Americas(e)
4,000,000	0.000		04/06/22	3,998,927
2,400,000	0.000		05/10/22	2,397,600
3,500,000	0.000		07/15/22	3,489,651
LVMH Moet Hennessy Louis Vuitton SE(e)
5,000,000	0.000		03/16/22	4,999,862
Manhattan Asset Funding Co. LLC(e)
2,700,000	0.000		05/02/22	2,698,082
Matchpoint Finance PLC(e)
7,500,000	0.000		05/05/22	7,494,197
Mccormick & Co.
14,445,000	0.000		03/01/22	14,444,948
8,800,000	0.000	(e)	03/02/22	8,799,936
Mizuho Bank Ltd.(e)
13,506,000	0.000		04/04/22	13,503,282

Short-Term Investments – (continued)
Commercial Paper(a) – (continued)
National Australia Bank Ltd.(e)
3,000,000	0.000		11/01/22	2,978,844
National Bank of Canada(e)
7,800,000	0.000		03/14/22	7,799,757
Nederlandse Waterschapsbank N.V.(e)
10,000,000	0.000		03/29/22	9,998,759
25,000,000	0.000		04/19/22	24,990,972
NRW Bank(e)
15,000,000	0.000		04/14/22	14,994,375
Nutrien Ltd.(e)
14,400,000	0.000		03/03/22	14,399,683
7,010,000	0.000		04/19/22	7,004,061
Oesterreichische Kontrollbank AG
31,000,000	0.000		03/02/22	30,999,879
Oglethorpe Power Corp.(e)
11,750,000	0.000		03/01/22	11,749,958
Ontario Teachers Finance Trust(e)
26,001,000	0.000		05/25/22	25,976,403
Province Of Alberta(e)
25,000,000	0.000		03/04/22	24,999,861
15,000,000	0.000		03/09/22	14,999,813
Pure Grove Funding(e)
5,650,000	0.000		03/07/22	5,649,890
Regency Markets No.1 LLC(e)
23,000,000	0.000		03/21/22	22,998,390
Ridgefield Funding Co. LLC(e)
8,946,000	0.000		04/05/22	8,944,086
Royal Bank of Canada(e)
10,000,000	0.000		10/24/22	9,941,227
2,509,000	0.000		11/09/22	2,492,395
Salisbury Receivables Co. LLC(e)
2,000,000	0.000		03/10/22	1,999,956
Schwab Charles Corp.(e)
7,500,000	0.000		03/10/22	7,499,833
Sheffield Receivables Co. LLC(e)
20,000,000	0.000		03/14/22	19,999,152
Skandinaviska Enskilda Banken AB(e)
8,740,000	0.000		06/21/22	8,724,280
5,000,000	0.000		06/22/22	4,990,848
6,000,000	0.000		07/05/22	5,986,496
Spire, Inc.(e)
5,000,000	0.000		03/01/22	4,999,969
10,000,000	0.000		03/21/22	9,998,017
Stanley Black & Decker, Inc.(e)
6,000,000	0.000		05/02/22	5,993,837
Starbird Funding Corp.(e)
10,000,000	0.000		03/07/22	9,999,806
Suncor Energy, Inc.(e)
20,000,000	0.000		03/07/22	19,999,106
Svenska Handelsbanken AB(e)
20,000,000	0.000		10/19/22	19,873,403
The Bank Of Nova Scotia(e)
2,000,000	0.000		03/02/22	1,999,992
The Walt Disney Co.(e)
4,500,000	0.000		09/15/22	4,475,224
5,000,000	0.000		08/26/22	4,976,481

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investments – (continued)
Commercial Paper(a) – (continued)
Thermo Fisher Scientific, Inc.(e)
$20,810,000	0.000%		06/01/22	$20,767,208
Toronto Dominion Bank(e)
5,000,000	0.000		04/26/22	4,997,958
8,360,000	0.000		05/26/22	8,348,545
Transcanada Pipelines Ltd.
13,950,000	0.000	(e)	03/10/22	13,948,993
2,270,000	0.000		05/02/22	2,267,362
UBS AG London(e)
13,545,000	0.000		06/28/22	13,516,104
UDR, Inc.(e)
8,300,000	0.000		03/10/22	8,299,401
Unilever Finance Netherlands B.V.(e)
15,000,000	0.000		04/25/22	14,994,797
United Overseas Bank Ltd.(e)
6,948,000	0.000		04/13/22	6,946,089
Ventas Realty LP(e)
10,000,000	0.000		03/01/22	9,999,939
5,000,000	0.000		03/07/22	4,999,776
5,000,000	0.000		03/14/22	4,999,417
Verizon Communications, Inc.(e)
15,000,000	0.000		03/09/22	14,999,063
Versailles Commercial Paper LLC(e)
2,700,000	0.000		03/31/22	2,699,588
14,402,000	0.000		04/18/22	14,395,943
Victory Receivables Corp.(e)
20,584,000	0.000		05/16/22	20,562,823
VW Credit, Inc.(e)
17,000,000	0.000		08/26/22	16,914,035
Waste Management, Inc.(e)
4,338,000	0.000		08/10/22	4,319,301
2,000,000	0.000		09/02/22	1,989,481
7,185,000	0.000		11/08/22	7,123,245
Westpac Banking Corp.(e)
8,800,000	0.000		10/12/22	8,746,965
13,656,000	0.000		11/01/22	13,562,031
Xcel Energy, Inc.(e)
14,326,000	0.000		03/17/22	14,323,835

				1,473,984,018

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,903,496,143)				$1,902,238,138

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT
(Cost $4,213,964,028)				$4,343,848,589

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares

37,608,886	0.026%	$37,608,886
(Cost $37,608,886)

TOTAL INVESTMENTS – 97.7% (Cost $4,251,572,914)		$4,381,457,475

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		100,929,500

NET ASSETS – 100.0%		$4,482,386,975

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2022.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated fund.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Currency Abbreviations:
CHF	—Swiss Franc
EUR	—Euro
JPY	—Japanese Yen
MXN	—Mexican Peso
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	2,991	06/30/22	$643,742,647	$1,073,643
5 Year U.S. Treasury Notes	2,166	06/30/22	256,197,187	1,130,139
10 Year U.S. Treasury Notes	4,372	06/21/22	557,156,750	4,972,237

TOTAL FUTURES CONTRACTS				$7,176,019

SWAP CONTRACTS — At February 28, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Mexico Interbank TIIE 28 Days	7.397	01/26/27	MXN	1,310,056	$(1,041,162)	$592	$(1,041,754)
Mexico Interbank TIIE 28 Days	7.402	01/26/27		596,944	(467,988)	270	(468,258)
Mexico Interbank TIIE 28 Days	7.430	01/26/27		297,000	(216,019)	64	(216,083)
Mexico Interbank TIIE 28 Days	7.470	01/26/27		594,000	(383,105)	269	(383,374)
Mexico Interbank TIIE 28 Days	7.387	02/07/27		1,109,600	(936,093)	506	(936,599)
Mexico Interbank TIIE 28 Days	7.400	02/07/27		299,400	(244,694)	137	(244,831)
Mexico Interbank TIIE 28 Days	7.700	02/15/27		295,100	(67,328)	135	(67,463)
Mexico Interbank TIIE 28 Days	7.718	02/15/27		1,118,500	(213,133)	513	(213,646)

TOTAL					$(3,569,522)	$2,486	$(3,572,008)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate (Received)/Paid by the Fund		Counterparty	Termination Date(a)	Notional Amount (000s)	Value	Unrealized Appreciation/ (Depreciation)*
JPGSVENK Index(b)	0.090	(c)	J.P. Morgan Securities LLC	04/05/22	$135,834	$4,259,459	$4,259,459
MSGSSUIT Index(b)	0.370	(c)	MS & Co. Int. PLC	04/05/22	135,892	(4,629,663)	(4,629,663)
SX7T Index	(0.150	)(d)	Barclays Bank PLC	04/04/22	196,691	(8,389,177)	(8,389,177)

TOTAL						$(8,759,381)	$(8,759,381)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	The top 50 components are shown below.
(c)	Payments made monthly.
(d)	Payments made quarterly.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Citrix Systems Inc	Information Technology	1,545	$158,350	3.72%
McCormick & Co Inc/MD	Consumer Staples	1,574	149,762	3.52
Gap Inc/The	Consumer Discretionary	8,651	125,867	2.95
Enphase Energy Inc	Information Technology	554	92,384	2.17
T-Mobile US Inc	Communication Services	722	88,926	2.09
Caesars Entertainment Inc	Consumer Discretionary	979	82,384	1.93
ABIOMED Inc	Health Care	262	81,530	1.91
Walt Disney Co/The	Communication Services	547	81,239	1.91
American Airlines Group Inc	Industrials	4,698	81,040	1.90
Amazon.com Inc	Consumer Discretionary	26	80,306	1.89
Hormel Foods Corp	Consumer Staples	1,678	79,956	1.88
United Airlines Holdings Inc	Industrials	1,799	79,858	1.87
Align Technology Inc	Health Care	155	79,518	1.87
Royal Caribbean Cruises Ltd	Consumer Discretionary	973	78,570	1.84
ServiceNow Inc	Information Technology	135	78,174	1.84
Delta Air Lines Inc	Industrials	1,953	77,954	1.83
Wynn Resorts Ltd	Consumer Discretionary	897	77,570	1.82
Carnival Corp	Consumer Discretionary	3,778	76,800	1.80
Las Vegas Sands Corp	Consumer Discretionary	1,771	75,897	1.78
Twitter Inc	Communication Services	2,074	73,736	1.73
Ball Corp	Materials	819	73,475	1.72
salesforce.com Inc	Information Technology	341	71,713	1.68
Norwegian Cruise Line Holdings Ltd	Consumer Discretionary	3,659	71,310	1.67
Morgan Stanley	Financials	761	69,019	1.62
Netflix Inc	Communication Services	173	68,238	1.60
SolarEdge Technologies Inc	Information Technology	163	52,134	1.22
PayPal Holdings Inc	Information Technology	450	50,341	1.18
Raytheon Technologies Corp	Industrials	436	44,752	1.05
Monolithic Power Systems Inc	Information Technology	97	44,630	1.05
Generac Holdings Inc	Industrials	137	43,304	1.02
Atmos Energy Corp	Utilities	369	40,540	0.95
Edison International	Utilities	636	40,350	0.95
American Electric Power Co Inc	Utilities	444	40,258	0.95
Etsy Inc	Consumer Discretionary	260	40,245	0.94
Pinnacle West Capital Corp	Utilities	567	40,137	0.94
Chipotle Mexican Grill Inc	Consumer Discretionary	26	39,821	0.93
Eli Lilly & Co	Health Care	159	39,802	0.93
Paycom Software Inc	Information Technology	117	39,671	0.93
CMS Energy Corp	Utilities	620	39,658	0.93
NVIDIA Corp	Information Technology	160	39,130	0.92
Consolidated Edison Inc	Utilities	456	39,109	0.92
Alliant Energy Corp	Utilities	669	39,062	0.92
CarMax Inc	Consumer Discretionary	356	38,955	0.91
Xcel Energy Inc	Utilities	573	38,572	0.91
Ameren Corp	Utilities	448	38,502	0.90
CenterPoint Energy Inc	Utilities	1,397	38,216	0.90
Duke Energy Corp	Utilities	379	38,083	0.89
Catalent Inc	Health Care	371	37,855	0.89
Dexcom Inc	Health Care	91	37,615	0.88
Entergy Corp	Utilities	357	37,524	0.88

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSGSSUIT) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Western Digital Corp	Information Technology	(4,512)	$(229,858)	4.96%
Freeport-McMoRan Inc	Materials	(3,031)	(142,294)	3.07
APA Corp	Energy	(3,786)	(134,883)	2.91
Activision Blizzard Inc	Communication Services	(1,496)	(121,910)	2.63
Capital One Financial Corp	Financials	(789)	(120,905)	2.61
PVH Corp	Consumer Discretionary	(1,219)	(119,296)	2.58
Huntington Bancshares Inc/OH	Financials	(7,600)	(117,956)	2.55
Qorvo Inc	Information Technology	(851)	(116,380)	2.51
Intel Corp	Information Technology	(2,434)	(116,118)	2.51
Trimble Inc	Information Technology	(1,625)	(113,329)	2.45
Invesco Ltd	Financials	(5,317)	(112,927)	2.44
Under Armour Inc	Consumer Discretionary	(6,198)	(110,884)	2.40
Mohawk Industries Inc	Consumer Discretionary	(746)	(104,954)	2.27
Ford Motor Co	Consumer Discretionary	(5,724)	(100,515)	2.17
Zebra Technologies Corp	Information Technology	(232)	(95,944)	2.07
Caterpillar Inc	Industrials	(432)	(81,020)	1.75
Marathon Oil Corp	Energy	(3,192)	(72,015)	1.56
Micron Technology Inc	Information Technology	(726)	(64,510)	1.39
Tapestry Inc	Consumer Discretionary	(1,526)	(62,411)	1.35
Bio-Rad Laboratories Inc	Health Care	(97)	(60,689)	1.31
Cboe Global Markets Inc	Financials	(499)	(58,574)	1.27
Westrock Co	Materials	(1,283)	(58,096)	1.25
First Republic Bank/CA	Financials	(335)	(57,956)	1.25
AT&T Inc	Communication Services	(2,421)	(57,362)	1.24
Under Armour Inc	Consumer Discretionary	(3,652)	(57,085)	1.23
Bath & Body Works Inc	Consumer Discretionary	(1,054)	(56,266)	1.22
Bank of America Corp	Financials	(1,260)	(55,679)	1.20
JPMorgan Chase & Co	Financials	(391)	(55,472)	1.20
Starbucks Corp	Consumer Discretionary	(602)	(55,236)	1.19
Ross Stores Inc	Consumer Discretionary	(600)	(54,840)	1.18
International Paper Co	Materials	(1,243)	(54,105)	1.17
Moderna Inc	Health Care	(342)	(52,578)	1.14
Celanese Corp	Materials	(377)	(52,480)	1.13
Alaska Air Group Inc	Industrials	(809)	(45,424)	0.98
Otis Worldwide Corp	Industrials	(532)	(41,699)	0.90
Parker-Hannifin Corp	Industrials	(140)	(41,573)	0.90
Trane Technologies PLC	Industrials	(265)	(40,833)	0.88
Occidental Petroleum Corp	Energy	(836)	(36,562)	0.79
Halliburton Co	Energy	(1,051)	(35,238)	0.76
Assurant Inc	Financials	(196)	(33,312)	0.72
Kinder Morgan Inc	Energy	(1,887)	(32,831)	0.71
Newmont Corp	Materials	(482)	(31,913)	0.69
Advanced Micro Devices Inc	Information Technology	(253)	(31,226)	0.67
Discover Financial Services	Financials	(252)	(31,045)	0.67
Fifth Third Bancorp	Financials	(644)	(30,788)	0.67
Fox Corp	Communication Services	(804)	(30,773)	0.66
American International Group Inc	Financials	(500)	(30,630)	0.66
Anthem Inc	Health Care	(67)	(30,437)	0.66
Zimmer Biomet Holdings Inc	Health Care	(239)	(30,328)	0.66
Regions Financial Corp	Financials	(1,253)	(30,304)	0.65

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls

Crude Oil	$70.000	05/17/2022	2,001	$2,001,000	$45,322,650	$16,368,785	$28,953,865
Written option contracts
Calls

Crude Oil	80.000	05/17/2022	(2,001)	(2,001,000)	(29,014,500)	(7,931,737)	(21,082,763)
Puts

Crude Oil	45.000	11/16/2022	(2,081)	(2,081,000)	(2,538,820)	(7,243,050)	4,704,230

Total written option contracts			(4,082)	$(4,082,000)	$(31,553,320)	$(15,174,787)	$(16,378,533)

TOTAL			(2,081)	$(2,081,000)	$13,769,330	$1,193,998	$12,575,332

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
6M IRS	MS & Co. Int. PLC	1.760%	05/19/2022	(140,300,000)	$(140,300,000)	$(2,722,550)	$(7,449,930)	$4,727,380

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
FTSE 100 Index	BofA Securities LLC	$7,573.990	03/18/2022	7,603	$7,603	$901,308	$1,108,463	$(207,155)
KOSPI 200 Index	Morgan Stanley & Co.	399.430	04/14/2022	406,844,984	406,844,984	169,033	2,624,138	(2,455,105)

Total purchased option contracts				406,852,587	$406,852,587	$1,070,341	$3,732,601	$(2,662,260)

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Puts
S&P 500 Index	Citibank NA	$3,877.570	12/30/2022	(61,820)	$(61,820)	$(12,420,930)	$(13,311,083)	$890,153
XLV Index	Citibank NA	127.250	12/30/2022	(1,052,774)	(1,052,774)	(8,868,065)	(8,461,039)	(407,026)
S&P 500 Index	J.P. Morgan Securities LLC	4,173.280	12/30/2022	(28,499)	(28,499)	(8,118,971)	(6,799,007)	(1,319,964)
KOSPI 200 Index	MS & Co. Int. PLC	349.010	04/14/2022	(406,844,984)	(406,844,984)	(2,263,875)	(1,134,613)	(1,129,262)
S&P 500 Index	MS & Co. Int. PLC	4,102.880	03/18/2022	(30,851)	(30,851)	(1,049,118)	(3,150,387)	2,101,269
S&P 500 Index	MS & Co. Int. PLC	3,983.470	12/30/2022	(31,143)	(31,143)	(7,113,844)	(9,204,242)	2,090,398
S&P 500 Index	MS & Co. Int. PLC	4,210.380	12/30/2022	(27,878)	(27,878)	(8,283,367)	(6,749,177)	(1,534,190)

Total written option contracts				(408,077,949)	$(408,077,949)	$(48,118,170)	$(48,809,548)	$691,378

TOTAL				(1,225,362)	$(1,225,362)	$(47,047,829)	$(45,076,947)	$(1,970,882)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Call USD/Put CHF	BofA Securities LLC	$0.930	03/07/2023	43,640,000	$43,640,000	$636,969	$1,420,263	$(783,294)
Call USD/Put JPY	MS & Co. Int. PLC	108.290	03/07/2023	43,640,000	43,640,000	2,528,982	1,481,578	1,047,404
				87,280,000	$87,280,000	$3,165,951	$2,901,841	$264,110
Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	36,490,000	$36,490,000	$2,374,303	$1,405,395	$968,908

Total purchased option contracts				123,770,000	$123,770,000	$5,540,254	$4,307,236	$1,233,018
Written option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	(36,490,000)	$(36,490,000)	$(2,374,303)	$(1,750,717)	$(623,586)

Total written option contracts				(36,490,000)	$(36,490,000)	$(2,374,303)	$(1,750,717)	$(623,586)

TOTAL				87,280,000	$87,280,000	$3,165,951	$2,556,519	$609,432

Abbreviations:
6M IRS	—6 Months Interest Rate Swaptions
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
BofA Securities LLC	—Bank of America Securities LLC
SX7T Index	—Euro STOXX Banks Net Return Index

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund
Assets:
Investments, of unaffiliated issuers, at value (cost $738,706,778, and $0, respectively)(a)	$1,052,361,377	$—
Investments of affiliated issuers, at value (cost $615,015,538 and $1,796,283,805, respectively)	730,454,572	1,796,283,805
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (cost $167,534,371 and $0, respectively)	167,534,371	—
Cash	32,376,545	143,985,742
Purchased options, at value (premium paid $25,941,146 and $1,397,071, respectively)	14,522,593	1,000,473
Foreign currencies, at value (cost $6,394,212 and $0, respectively)	6,335,072	—
Unrealized gain on forward foreign currency exchange contracts	4,797,241	1,218,623
Variation margin on futures contracts	797,271	3,692,626
Receivables:
Fund shares sold	83,450,000	8,357,000
Collateral on certain derivative contracts(b)	42,797,675	376,058,906
Investments sold	5,598,864	—
Due from broker	1,218,003	358,317
Foreign tax reclaims	189,998	—
Dividends and interest	161,853	34,776
Reimbursement from investment adviser	10,358	—
Securities lending income	6,931	—
Other assets	78,986	39,319
Total assets	2,142,691,710	2,331,029,587

Liabilities:
Unrealized loss on swap contracts	277,265	—
Unrealized loss on forward foreign currency exchange contracts	1,004,041	1,209,040
Written option contracts, at value (premium received $5,697,467 and $3,446,016, respectively)	7,492,945	2,236,500
Payables:
Payable upon return of securities loaned	167,534,371	—
Investments purchased	33,810,720	126,709
Fund shares redeemed	9,510,000	1,285,921
Collateral on certain derivative contracts(c)	2,830,000	—
Management fees	363,038	1,099,687
Transfer Agency fees	29,069	53,235
Accrued expenses	286,376	259,914
Total liabilities	223,137,825	6,271,006

Net Assets:
Paid-in capital	1,513,567,103	2,355,054,257
Total distributable earnings (loss)	405,986,782	(30,295,676)
NET ASSETS	$1,919,553,885	$2,324,758,581
Net Assets:
Institutional	$1,919,553,885	$9,080,924
Class R6	—	13,461
Class P	—	2,315,664,196
Total Net Assets	$1,919,553,885	$2,324,758,581
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	133,650,643	813,051
Class R6	—	1,219
Class P	—	209,917,507
Net asset value, offering and redemption price per share:
Institutional	$14.36	$11.17
Class R6	—	11.04
Class P	—	11.03

(a)	Includes loaned securities having a market value of $163,908,342 and $0, for the Global Managed Beta and Strategic Factor Allocation Funds respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Options

Global Managed Beta	$14,224,023	$4,210,000	$24,363,652

Strategic Factor Allocation	78,870,974	4,590,000	292,597,932

(c)	Includes amount segregated for initial margin requirements and/or collateral on swaps.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2022 (Unaudited)

	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund(a)
Assets:
Investments of unaffiliated issuers, at value (cost $0 and $2,233,216,539)(b)	$—	$2,309,187,626
Investments of affiliated issuers, at value (cost $415,056,018 and $1,980,747,489, respectively)	415,056,018	2,034,660,963
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (cost $0 and $37,608,886, respectively)	—	37,608,886
Purchased options, at value (premium paid $338,729 and $24,408,622, respectively)	242,840	51,933,245
Foreign currencies, at value (cost $0 and $5,033,133, respectively)	—	5,027,183
Cash	28,759,932	61,138,575
Unrealized gain on swap contracts	—	4,259,459
Variation margin on futures contracts	2,175,539	9,463,880
Deferred offering costs	13,536	—
Receivables:
Fund shares sold	276,000	64,920,482
Collateral on certain derivative contracts(c)	78,585,177	72,885,059
Due from broker	167,533	—
Dividends and interest	8,403	1,234,289
Reimbursement from investment adviser	8,840	5,937
Securities lending income	—	66,873
Other assets	2,792	90,097
Total assets	525,296,610	4,652,482,554

Liabilities:
Unrealized loss on swap contracts	—	13,018,840
Variation margin on swaps contracts	—	108,321
Written option contracts, at value (premium received $390,467 and $73,184,982, respectively)	282,755	84,768,343
Payables:
Payable upon return of securities loaned	—	37,608,886
Investments purchased	30,841	18,635,997
Fund shares redeemed	1,532,860	11,200,697
Collateral on certain derivative contracts(d)	—	1,700,000
Management fees	109,002	2,087,499
Transfer Agency fees	12,045	101,576
Investments purchased on an extended — settlement basis	—	318,951
Accrued expenses	184,362	546,469
Total liabilities	2,151,865	170,095,579

Net Assets:
Paid-in capital	526,618,228	4,528,534,808
Total distributable earnings (loss)	(3,473,483)	(46,147,833)
NET ASSETS	$523,144,745	$4,482,386,975
Net Assets:
Institutional	$303,662	$16,288,296
Class R6	—	689,847,963
Class P	522,841,083	3,776,250,716
Total Net Assets	$523,144,745	$4,482,386,975
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	30,413	1,533,038
Class R6	—	67,049,815
Class P	52,361,170	367,091,840
Net asset value, offering and redemption price per share:
Institutional	$9.98	$10.62
Class R6	—	10.29
Class P	9.99	10.29

(a)	Consolidated Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes loaned securities having a market value of $0 and $36,777,238, for the Strategic Volatility Premium and Tactical Tilt Overlay Funds respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Options	Swaps

Strategic Volatility Premium	$3,393,830	$75,191,347	$—

Tactical Tilt Overlay	12,001,311	—	60,883,748

(d)	Includes amount segregated for initial margin requirements and/or collateral on swaps.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $58,666, and $0, respectively.)	$15,841,972	$—

Dividends — affiliated issuers	7,719,040	159,567

Securities lending income — unaffiliated issuers	37,458	—

Total investment income	23,598,470	159,567

Expenses:

Management fees	3,137,102	8,689,823

Transfer Agency fees(a)	209,140	352,956

Custody, accounting and administrative services	153,665	107,839

Registration fees	82,070	34,256

Professional fees	56,980	56,461

Printing and mailing costs	19,223	25,605

Trustee fees	10,864	10,910

Prime Broker Fees	4,607	17,397

Other	16,141	21,150

Total expenses	3,689,792	9,316,397

Less — expense reductions	(594,237)	(1,432,392)

Net expenses	3,095,555	7,884,005

NET INVESTMENT INCOME (LOSS)	20,502,915	(7,724,438)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	10,516,396	—

Investments — affiliated issuers	154,891	—

Purchased options	1,034,837	(8,306,121)

Futures contracts	9,332,946	(19,874,607)

Written options	4,306,719	38,585,762

Swap contracts	3,665,602	—

Forward foreign currency exchange contracts	22,380,993	10,482,871

Foreign currency transactions	(5,019)	(3,345,447)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(99,573,134)	—

Investments — affiliated issuers	(48,125,382)	—

Purchased options	(11,984,021)	391,464

Futures contracts	(22,647,014)	(16,191,761)

Written options	(2,411,989)	(76,141)

Swap contracts	(265,547)	—

Forward foreign currency exchange contracts	(5,439,799)	438,117

Foreign currency translation	(57,468)	—

Net realized and unrealized gain (loss)	(139,116,989)	2,104,137

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(118,614,074)	$(5,620,301)

(a)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class R6	Class P
Global Managed Beta	$209,140	$—	$—

Strategic Factor Allocation	842	2	352,112

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2022 (Unaudited)

	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund(a)
Investment income:

Dividends — affiliated issuers	$7,995	$5,091,017

Dividends — unaffiliated issuers	—	4,623,609

Interest	—	1,990,115

Securities lending income — unaffiliated issuers	—	542,624

Total investment income	7,995	12,247,365

Expenses:

Management fees	1,166,382	16,625,609

Amortization of offering costs	84,484	—

Transfer Agency fees(b)	70,000	658,522

Professional fees	55,278	90,630

Custody, accounting and administrative services	55,227	179,133

Printing and mailing costs	16,455	27,838

Trustee fees	9,686	12,096

Registration fees	1,037	49,630

Prime Broker Fees	—	182

Other	9,507	20,188

Total expenses	1,468,056	17,663,828

Less — expense reductions	(616,002)	(3,036,923)

Net expenses	852,054	14,626,905

NET INVESTMENT LOSS	(844,059)	(2,379,540)

Realized and unrealized gain (loss):

Capital gain distributions from Affiliated Funds	—	3,366,151

Net realized gain (loss) from:

Investments — unaffiliated issuers	—	2,935,381

Purchased options	(1,624,516)	(3,566,769)

Futures contracts	(11,560,353)	(35,113,344)

Written options	8,795,876	85,974,796

Swap contracts	—	32,719,470

Foreign currency transactions	—	(325,933)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	—	23,567,056

Investments — affiliated issuers	—	12,222,366

Purchased options	26,480	37,325,282

Futures contracts	1,746,650	12,501,182

Written options	(9,625)	(78,163,486)

Swap contracts	—	(16,016,050)

Foreign currency translation	—	(105,659)

Net realized and unrealized gain (loss)	(2,625,488)	77,320,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,469,547)	$74,940,903

(a)	Statement of Operations for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class R6	Class P
Strategic Volatility Premium	$70	$—	$69,930

Tactical Tilt Overlay	2,043	153,860	502,619

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets

	Global Managed Beta Fund		Strategic Factor Allocation Fund
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income (loss)	$20,502,915	$26,532,140	$(7,724,438)	$(12,672,976)

Net realized gain	51,387,365	132,173,076	17,542,458	315,947,241

Net change in unrealized gain (loss)	(190,504,354)	356,161,408	(15,438,321)	(24,484,336)

Net increase (decrease) in net assets resulting from operations	(118,614,074)	514,866,624	(5,620,301)	278,789,929

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(184,192,220)	(81,014,178)	(485,488)	(353,924)

Class R6 Shares	—	—	(1,686)	(899)

Class P Shares	—	—	(302,965,029)	(125,892,465)

Total distributions to shareholders	(184,192,220)	(81,014,178)	(303,452,203)	(126,247,288)

From share transactions:

Proceeds from sales of shares	206,190,818	821,037,700	296,562,979	763,180,945

Reinvestment of distributions	184,192,220	81,014,178	303,452,203	126,247,288

Cost of shares redeemed	(430,618,190)	(666,596,798)	(317,996,340)	(309,213,299)

Net increase (decrease) in net assets resulting from share transactions	(40,235,152)	235,455,080	282,018,842	580,214,934

TOTAL INCREASE (DECREASE)	(343,041,446)	669,307,526	(27,053,662)	732,757,575

Net assets:

Beginning of period	2,262,595,331	1,593,287,805	2,351,812,243	1,619,054,668

End of period	$1,919,553,885	$2,262,595,331	$2,324,758,581	$2,351,812,243

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Volatility Premium Fund		Tactical Tilt Overlay Fund(b)
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Period Ended August 31, 2021(a)	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment loss	$(844,059)	$(265,378)	$(2,379,540)	$(2,929,316)

Net realized gain (loss)	(4,388,993)	1,437,141	(85,989,752)	171,153,951

Net change in unrealized gain (loss)	1,763,505	583,116	(8,669,309)	138,035,440

Net increase (decrease) in net assets resulting from operations	(3,469,547)	1,754,879	74,940,903	306,260,075

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(1,365)	—	(225,531)	(88,055)

Class R6 Shares	—	—	(24,009,953)	(41,354,663)

Class P Shares	(1,774,163)	—	(70,771,569)	(113,568,116)

Total distributions to shareholders	(1,775,528)	—	(95,007,053)	(155,010,834)

From share transactions:

Proceeds from sales of shares	183,609,571	429,347,526	1,025,171,575	1,193,782,805

Reinvestment of distributions	1,775,528	—	95,007,053	155,010,834

Cost of shares redeemed	(79,914,430)	(8,183,254)	(715,204,594)	(431,948,453)

Net increase in net assets resulting from share transactions	105,470,669	421,164,272	404,974,034	916,845,186

TOTAL INCREASE	100,225,594	422,919,151	384,907,884	1,068,094,427

Net assets:

Beginning of period	422,919,151	—	4,097,479,091	3,029,384,664

End of period	$523,144,745	$422,919,151	$4,482,386,975	$4,097,479,091

(a)	Commenced operations on March 29, 2021.
(b)	Statement of Changes in Net Assets for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Managed Beta Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Year Ended October 31, 2016
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$16.71		$13.26	$11.86	$12.23	$11.33	$9.84		$9.68

Net investment income(a)	0.16		0.21	0.22	0.29	0.25	0.15		0.18

Net realized and unrealized gain (loss)	(1.07)		3.89	1.67	(0.25)	1.00	1.54		0.11

Total from investment operations	(0.91)		4.10	1.89	0.04	1.25	1.69		0.29

Distributions to shareholders from net investment income	(0.33)		(0.18)	(0.38)	(0.29)	(0.14)	(0.20)		(0.11)

Distributions to shareholders from net realized gains	(1.11)		(0.47)	(0.11)	(0.12)	(0.21)	—		(0.02)

Total distributions	(1.44)		(0.65)	(0.49)	(0.41)	(0.35)	(0.20)		(0.13)

Net asset value, end of period	$14.36		$16.71	$13.26	$11.86	$12.23	$11.33		$9.84

Total return(b)	(5.99)%		31.87%	16.13%	0.78%	11.18%	17.43%		3.08%

Net assets, end of period (in 000s)	$1,919,554		$2,262,595	$1,593,288	$1,151,378	$1,184,276	$442,071		$144,246

Ratio of net expenses to average net assets(c)	0.30	%(d)	0.20%	0.05%	0.05%	0.07%	0.10	%(d)	0.17%

Ratio of total expenses to average net assets(c)	0.35	%(d)	0.35%	0.37%	0.37%	0.39%	0.42	%(d)	0.48%

Ratio of net investment income to average net assets	1.96	%(d)	1.40%	1.79%	2.49%	2.07%	1.71	%(d)	1.90%

Portfolio turnover rate(e)	8%		29%	45%	56%	18%	44%		37%

*	The Fund changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,
			2021		2020		2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.76		$11.98		$11.06		$11.26	$10.96	$10.34

Net investment income (loss)(a)	(0.04)		(0.08)		0.03		0.11	0.06	— (b)

Net realized and unrealized gain	0.03		1.77		1.18		0.30	0.50	0.70

Total from investment operations	(0.01)		1.69		1.21		0.41	0.56	0.70

Distributions to shareholders from net investment income	—		—		(0.15)		—	(0.01)	— (b)

Distributions to shareholders from net realized gains	(1.58)		(0.91)		(0.14)		(0.61)	(0.25)	(0.08)

Total distributions	(1.58)		(0.91)		(0.29)		(0.61)	(0.26)	(0.08)

Net asset value, end of period	$11.17		$12.76		$11.98		$11.06	$11.26	$10.96

Total return(c)	(0.32)%		15.01%		11.11%		4.15%	5.18%	6.88%

Net assets, end of period (in 000s)	$9,081		$3,960		$3,013		$5,424	$20,035	$1,459,234

Ratio of net expenses to average net assets	0.68	%(d)	0.69%		0.69%		0.72%	0.71%	0.74%

Ratio of total expenses to average net assets	0.80	%(d)	0.82%		0.82%		0.82%	0.80%	0.84%

Ratio of net investment income (loss) to average net assets	(0.67	)%(d)	(0.67)%		0.26%		1.05%	0.59%	0.01%

Portfolio turnover rate(e)	—	%(f)	—	%(f)	—	%(f)	962%	725%	589%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	There were no long-term transactions for the period ended Feburary 28, 2022, year ended August 31, 2021 and August 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2018(a)
			2021		2020		2019
Per Share Data

Net asset value, beginning of period	$12.63		$11.87		$10.96		$11.26	$11.10

Net investment income (loss)(b)	(0.04)		(0.08)		0.02		0.12	0.04

Net realized and unrealized gain	0.03		1.75		1.19		0.28	0.12

Total from investment operations	(0.01)		1.67		1.21		0.40	0.16

Distributions to shareholders from net investment income	—		—		(0.16)		(0.09)	—

Distributions to shareholders from net realized gains	(1.58)		(0.91)		(0.14)		(0.61)	—

Total distributions	(1.58)		(0.91)		(0.30)		(0.70)	—

Net asset value, end of period	$11.04		$12.63		$11.87		$10.96	$11.26

Total return(c)	(0.33)%		15.08%		11.12%		4.14%	1.44%

Net assets, end of period (in 000s)	$13		$14		$12		$11	$10

Ratio of net expenses to average net assets	0.65	%(d)	0.66%		0.66%		0.68%	0.69	%(d)

Ratio of total expenses to average net assets	0.77	%(d)	0.78%		0.80%		0.80%	0.79	%(d)

Ratio of net investment income (loss) to average net assets	(0.63	)%(d)	(0.64)%		0.15%		1.08%	0.58	%(d)

Portfolio turnover rate(e)	—	%(f)	—	%(f)	—	%(f)	962%	725%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	There were no long-term transactions for the period ended Feburary 28, 2022, year ended August 31, 2021 and August 31, 2020, respectively.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2018(a)
			2021		2020		2019
Per Share Data

Net asset value, beginning of period	$12.62		$11.86		$10.96		$11.26	$10.83

Net investment income (loss)(b)	(0.04)		(0.08)		0.02		0.11	0.02

Net realized and unrealized gain	0.03		1.75		1.18		0.29	0.41

Total from investment operations	(0.01)		1.67		1.20		0.40	0.43

Distributions to shareholders from net investment income	—		—		(0.16)		(0.09)	—

Distributions to shareholders from net realized gains	(1.58)		(0.91)		(0.14)		(0.61)	—

Total distributions	(1.58)		(0.91)		(0.30)		(0.70)	—

Net asset value, end of period	$11.03		$12.62		$11.86		$10.96	$11.26

Total return(c)	(0.33)%		15.09%		11.03%		4.16%	3.97%

Net assets, end of period (in 000s)	$2,315,664		$2,347,839		$1,616,030		$1,565,955	$2,467,490

Ratio of net expenses to average net assets	0.67	%(d)	0.68%		0.68%		0.71%	0.71	%(d)

Ratio of total expenses to average net assets	0.79	%(d)	0.81%		0.82%		0.82%	0.80	%(d)

Ratio of net investment income (loss) to average net assets	(0.66	)%(d)	(0.66)%		0.15%		1.07%	0.40	%(d)

Portfolio turnover rate(e)	—	%(f)	—	%(f)	—	%(f)	962%	725%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	There were no long-term transactions for the period ended Feburary 28, 2022, year ended August 31, 2021 and August 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Volatility Premium Fund
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Period Ended August 31, 2021(a)

Per Share Data

Net asset value, beginning of period	$10.10		$10.00

Net investment income (loss)(b)	(0.02)		(0.02)

Net realized and unrealized gain (loss)	(0.06)		0.12

Total from investment operations	(0.08)		0.10

Distributions to shareholders from net realized gains	(0.04)		—

Net asset value, end of period	$9.98		$10.10

Total return(c)	(0.81)%		1.00%

Net assets, end of period (in 000s)	$304		$350

Ratio of net expenses to average net assets	0.38	%(d)	0.38	%(d)

Ratio of total expenses to average net assets	0.62	%(d)	0.91	%(d)

Ratio of net investment income (loss) to average net assets	(0.37	)%(d)	(0.36	)%(d)

Portfolio turnover rate(e)	—	%(f)	—	%(f)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	There were no long-term transactions for the period ended February 28, 2022 and August 31, 2021, respectively.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Volatility Premium Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Period Ended August 31, 2021(a)

Per Share Data

Net asset value, beginning of period	$10.10		$10.00

Net investment income (loss)(b)	(0.02)		(0.01)

Net realized and unrealized gain (loss)	(0.05)		0.11

Total from investment operations	(0.07)		0.10

Distributions to shareholders from net realized gains	(0.04)		—

Net asset value, end of period	$9.99		$10.10

Total return(c)	(0.81)%		1.00%

Net assets, end of period (in 000s)	$522,841		$422,570

Ratio of net expenses to average net assets	0.37	%(d)	0.37	%(d)

Ratio of total expenses to average net assets	0.61	%(d)	0.79	%(d)

Ratio of net investment income (loss) to average net assets	(0.36	)%(d)	(0.35	)%(d)

Portfolio turnover rate(e)	—	%(f)	—	%(f)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	There were no long-term transactions for the period ended February 28, 2022 and August 31, 2021, respectively.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Institutional Shares
`	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 August 31, 2017*		Year Ended October 31, 2016
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.66		$10.20	$9.94	$9.87	$9.73	$9.83		$10.40

Net investment income (loss)(a)	(0.01)		(0.02)	0.11	0.22	0.12	0.09		0.11

Net realized and unrealized gain (loss)	0.18		0.95	0.26	(0.15)	0.11	(0.01)		(0.22)

Total from investment operations	0.17		0.93	0.37	0.07	0.23	0.08		(0.11)

Distributions to shareholders from net investment income	(0.21)		(0.47)	(0.11)	—	(0.09)	(0.18)		(0.46)

Net asset value, end of period	$10.62		$10.66	$10.20	$9.94	$9.87	$9.73		$9.83

Total return(b)	1.63%		9.43%	3.72%	0.71%	2.39%	0.82%		(0.96)%

Net assets, end of period (in 000s)	$16,288		$6,105	$1,681	$25,673	$23,583	$5,242,928		$5,214,846

Ratio of net expenses to average net assets(c)	0.68	%(d)	0.69%	0.73%	0.74%	0.69%	0.62	%(d)	0.59%

Ratio of total expenses to average net assets(c)	0.77	%(d)	0.78%	0.78%	0.79%	0.76%	0.75	%(d)	0.77%

Ratio of net investment income (loss) to average net assets	(0.11	)%(d)	(0.15)%	1.08%	2.17%	1.20%	1.10	%(d)	1.15%

Portfolio turnover rate(e)	29%		60%	70%	46%	41%	28%		48%

*	The Fund changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$10.33		$9.91	$9.67	$9.87	$9.81

Net investment income (loss)(b)	(0.01)		(0.01)	0.07	0.26	0.11

Net realized and unrealized gain (loss)	0.18		0.92	0.28	(0.20)	(0.05)

Total from investment operations	0.17		0.91	0.35	0.06	0.06

Distributions to shareholders from net investment income	(0.21)		(0.49)	(0.11)	(0.26)	—

Net asset value, end of period	$10.29		$10.33	$9.91	$9.67	$9.87

Total return(c)	1.68%		9.48%	3.80%	0.58%	0.61%

Net assets, end of period (in 000s)	$689,848		$1,054,147	$736,643	$714,633	$343,370

Ratio of net expenses to average net assets(d)	0.67	%(e)	0.69%	0.72%	0.73%	0.69	%(e)

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.77%	0.78%	0.78%	0.76	%(e)

Ratio of net investment income (loss) to average net assets	(0.11	)%(e)	(0.09)%	0.73%	2.65%	1.77	%(e)

Portfolio turnover rate(f)	29%		60%	70%	46%	41%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Class P Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$10.33		$9.91	$9.66	$9.87	$9.76

Net investment income (loss)(b)	(0.01)		(0.01)	0.08	0.20	0.14

Net realized and unrealized gain (loss)	0.18		0.92	0.28	(0.15)	(0.03)

Total from investment operations	0.17		0.91	0.36	0.05	0.11

Distributions to shareholders from net investment income	(0.21)		(0.49)	(0.11)	(0.26)	—

Net asset value, end of period	$10.29		$10.33	$9.91	$9.66	$9.87

Total return(c)	1.68%		9.47%	3.79%	0.59%	1.13%

Net assets, end of period (in 000s)	$3,776,251		$3,037,227	$2,291,061	$3,190,855	$4,045,246

Ratio of net expenses to average net assets(d)	0.67	%(e)	0.69%	0.72%	0.72%	0.71	%(e)

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.77%	0.78%	0.78%	0.77	%(e)

Ratio of net investment income (loss) to average net assets	(0.11	)%(e)	(0.08)%	0.78%	2.07%	3.80	%(e)

Portfolio turnover rate(f)	29%		60%	70%	46%	41%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Global Managed Beta	Institutional	Diversified
Strategic Factor Allocation	Institutional, R6 and P	Diversified
Strategic Volatility Premium	Institutional and P	Diversified
Tactical Tilt Overlay	Institutional, R6 and P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds pursuant to management agreements (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity – TTIF, LLC. (the “Subsidiary”), a Cayman Islands exempted company is currently a wholly-owned subsidiary of the Tactical Tilt Overlay Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of February 28, 2022, the Fund’s net assets were $4,482,386,975, of which, $497,304,951, or 11.1%, represented the Subsidiary’s net assets.

B.  Investment Valuation — Each Fund’s valuation policies are to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. For the Global Managed Beta Fund, these reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statement of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

57

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D.  Class Allocations and Expenses for Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E.  Expenses for Global Managed Beta Fund — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

F.  Offering Costs — Offering costs paid in connection with the initial offering of shares of the Strategic Volatility Premium Fund were being amortized on a straight-line basis over 12 months from the date of commencement of operations.

G.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Tactical Tilt Overlay Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

H.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations and Consolidated Statement of Operations within net change in

58

GOLDMAN SACHS ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities

59

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

60

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements.

For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential

61

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of each Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of February 28, 2022:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$479,925	$15,270,414	$—

Australia and Oceania	—	3,701,826	—

Europe	3,469,342	37,181,480	—

North America	143,296,248	—	—

South America	—	21,341	—

Exchange Traded Funds	1,514,892,773	—	—

Investment Company	64,502,600	—	—

Securities Lending Reinvestment Vehicle	167,534,371	—	—

Total	$1,894,175,259	$56,175,061	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

62

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GLOBAL MANAGED BETA (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$4,797,241	$—

Futures Contracts(a)	1,195,808	—	—

Purchased Option Contracts	7,602,438	6,920,155	—

Total	$8,798,246	$11,717,396	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,004,041)	$—

Futures Contracts(a)	(16,336,909)	—	—

Total Return Swap Contracts(a)	—	(277,265)	—

Written Option Contracts	(3,745,718)	(3,747,227)	—

Total	$(20,082,627)	$(5,028,533)	$—

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$1,796,283,805	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,218,623	$—

Futures Contracts(a)	23,267,926	—	—

Purchased Option contracts	1,000,473	—	—

Total	$24,268,399	$1,218,623	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,209,040)	$—

Futures Contracts(a)	(2,150,377)	—	—

Written Option Contracts	(2,236,500)	—	—

Total	$(4,386,877)	$(1,209,040)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

63

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GS STRATEGIC VOLATILITY PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$415,056,018	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$2,334,798	$—	$—

Purchased option contracts	242,840	—	—

Total	$2,577,638	$—	$—

Liabilities

Written option contracts	$(282,755)	$—	$—

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$4,998,860	$—

U.S. Treasury Obligations	128,306,997	—	—

Exchange Traded Funds	273,643,631	—	—

Investment Companies	2,034,660,963	—	—

Short-term Investments	—	1,902,238,138	—

Securities Lending Reinvestment Vehicle	37,608,886	—	—

Total	$2,474,220,477	$1,907,236,998	$—

Derivative Type

Assets

Futures Contracts(a)	$7,176,019	$—	$—

Total Return Swap Contracts(a)	—	4,259,459	—

Purchased option contracts	45,322,650	6,610,595	—

Total	$52,498,669	$10,870,054	$—

Liabilities

Interest Rate Swap Contracts(a)	$—	$(3,572,008)	$—

Total Return Swap Contracts(a)	—	(13,018,840)	—

Written option contracts	(31,553,320)	(53,215,023)	—

Total	$(31,553,320)	$(16,590,848)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules and Consolidated Schedules of Investments.

64

GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2022. These instruments were used as part of a Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of a Fund’s net exposure.

Global Managed Beta
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$653,238	(a)	Written options, at value	$(20,359,892)	(a)(b)
Interest Rate	Purchased options, at value	8,145,008		—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	11,717,396		Payable for unrealized loss on forward foreign currency exchange contracts	(4,751,268)
Total		$20,515,642	(a)		$(25,111,160)

Strategic Factor Allocation
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures Contracts; Purchased options, at value	$17,985,366	(a)	Written options, at value	$(1,115,000)
Interest Rate	Variation margin on futures contracts	6,283,033	(a)	Variation margin on futures contracts; Written options, at value	(3,271,877)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,218,623		Payable for unrealized loss on forward foreign currency exchange contracts	(1,209,040)
Total		$25,487,022			$(5,595,917)

Strategic Volatility Premium
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures Contracts; Purchased options, at value	$306,879	(a)	Written options, at value	$(282,755)
Interest Rate	Variation margin on futures contracts	2,270,759	(a)	—	—
Total		$2,577,638			$(282,755)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

65

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Tactical Tilt Overlay
Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Equity	Receivable for unrealized gain on swap contracts; Purchased options, at value	$5,329,800	(a)	Payable for unrealized loss on swap contracts; Written options, at value	$(61,137,010)	(a)(b)
Interest rate	Variation margin on futures contracts	7,176,019	(a)	Variation margin on swaps contracts; Written options, at value	(6,294,558)	(a)
Commodity	Purchased options, at value	45,322,650		Written options, at value	(31,553,320)
Currency	Purchased options, at value	5,540,254		Written options, at value	(2,374,303)
Total		$57,828,469			$(101,359,191)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Aggregate of amounts include $13,018,840 for Tactical Tilt Overlay Fund which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, each Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2022.These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements and Consolidated Statement of Operations:

Global Managed Beta
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$17,305,267	$(24,147,463)
Interest Rate	Net realized gain (loss) from futures contracts and purchased options/Net change in unrealized gain (loss) on futures contracts and purchased options	—	(14,029,668)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased and written options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased and written options	23,415,830	(4,571,239)
Total		$40,721,097	$(42,748,370)

66

GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Factor Allocation
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$42,196,449	$(18,958,159)
Interest Rate	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	(31,791,415)	3,081,721
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	10,482,871	438,117
Total		$20,887,905	$(15,438,321)

Strategic Volatility Premium
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$9,119,503	$53,616
Interest Rate	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	(13,508,496)	1,709,889
Total		$(4,388,993)	$1,763,505

Tactical Tilt Overlay
Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	$96,531,551	$(76,702,116)
Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options /Net change in unrealized gain (loss) on futures contracts, swaps contracts, purchased options and written options	(19,105,556)	17,824,956
Commodity	Net change in unrealized gain (loss) on purchased and written options contracts	—	12,575,332
Currency	Net realized gain (loss) from purchased options and written options /Net change in unrealized gain (loss) on purchased options and written options	2,588,158	1,948,756
Total		$80,014,153	$(44,353,072)

67

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended February 28, 2022, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)
Fund	Futures contracts	Forward contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Global Managed Beta	2,235	$496,174,012	$25,596,179	233,843,275	$—	13,036,062	$—
Strategic Factor Allocation	8,784	745,486,361	—	1,022,914	—	3,863,671	—
Strategic Volatility Premium	2,715	—	—	196,029	—	190,014	—
Tactical Tilt Overlay	6,220	—	662,490,363	188,400,490	76,665,000	11,629,978	338,268,571

(a)	Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended February 28, 2022.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

68

GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth the Tactical Tilt Overlay Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of February 28, 2022:

	Derivative Assets(1)			Derivative Liabilities(1)
Counterparty	Options Purchased	Swaps	Total	Swaps	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Barclays Bank PLC	$—	$—	$—	$(8,389,177)	$—	$(8,389,177)	$(8,389,177)	$390,000	$(7,999,177)
BofA Securities LLC	1,538,277	—	1,538,277	—	—	—	1,538,277	(1,538,277)	—
Citibank NA	—	—	—	—	(21,288,995)	(21,288,995)	(21,288,995)	20,440,000	(848,995)
J.P. Morgan Securities LLC	—	4,259,459	4,259,459	—	(8,118,971)	(8,118,971)	(3,859,512)	3,859,512	—
MS & Co. Int. PLC	5,072,318	—	5,072,318	(4,629,663)	(23,807,057)	(28,436,720)	(23,364,402)	16,120,000	(7,244,402)

Total	$6,610,595	$4,259,459	$10,870,054	$(13,018,840)	$(53,215,023)	$(66,233,863)	$(55,363,809)	$39,271,235	$(16,092,574)

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages each Fund subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Funds’ average daily net assets.

For the six months ended February 28, 2022, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Net Management Fee Rate*^
Fund	First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Global Managed Beta	0.30%	0.30%	0.30%	0.30%	0.30%	0.24%
Strategic Factor Allocation	0.75%	0.68%	0.64%	0.62%	0.74%	0.62%
Strategic Volatility Premium	0.50%	0.45%	0.43%	0.42%	0.50%	0.27%
Tactical Tilt Overlay	0.75%	0.68%	0.64%	0.62%	0.71%	0.64	%(a)

*	GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests through at least December 29, 2022. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement (as defined below) after waivers.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the Strategic Volatility Premium Fund’s average daily net assets. This arrangement will remain in effect at least through December 29, 2022.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”). The Tactical Tilt Overlay Fund invests in each of the Goldman Sachs Energy Infrastructure Fund, Goldman Sachs High Yield Floating Rate Fund and the Goldman Sachs MLP Energy Infrastructure Fund, and the Global Managed Beta Fund

69

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

invests in each of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and the Goldman Sachs MarketBeta US Equity ETF, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six month ended February 28, 2022, GSAM waived $594,237, $1,432,392, $300,348 and $1,425,837 of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fees, respectively.

GSAM also provides management services to the Tactical Tilt Overlay Fund’s Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Tactical Tilt Overlay Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended February 28, 2022, GSAM waived $1,573,521 of the Tactical Tilt Overlay Fund’s management fee.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares for the Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund, 0.02% of the average daily net assets of Institutional Shares for the Global Managed Beta Fund and 0.03% of the average daily net assets of Class R6 Shares and Class P Shares for the Tactical Tilt Overlay Fund and Strategic Factor Allocation Fund and 0.03% of the average daily net assets of Class P Shares for the Strategic Volatility Premium Fund.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds are 0.204%, 0.164%, 0.064% and 0.164%, respectively. These Other Expense limitations will remain in place through at least December 29, 2022 and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Global Managed Beta	$594,237	$—	$594,237
Strategic Factor Allocation	1,432,392	—	1,432,392
Strategic Volatility Premium	533,625	82,377	616,002
Tactical Tilt Overlay	2,999,358	37,565	3,036,923

70

GOLDMAN SACHS ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Line of Credit Facility — As of February 28, 2022, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2022, the Funds did not have any borrowings under the facility.

E. Other Transactions with Affiliates — For the six months ended February 28, 2022, Goldman Sachs earned $46,476, in brokerage commissions from fund transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Tactical Tilt Overlay Fund.

As of February 28, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional	Class R6
Strategic Factor Allocation	—%	100%
Strategic Volatility Premium	17	—

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended February 28, 2022:

Global Managed Beta
Underlying Funds	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Ending Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$29,364,048	$—	$—	$—	$(2,909,411)	$26,454,637	749,848	$675,193
Goldman Sachs Financial Square Government Fund — Institutional Shares	191,755,643	590,343,724	(717,596,767)	—	—	64,502,600	64,502,600	18,092
Goldman Sachs MarketBeta International Equity ETF	316,708,078	14,776,682	—	—	(29,293,193)	302,191,567	5,736,689	4,948,191
Goldman Sachs MarketBeta US Equity ETF	325,682,063	37,189,776	(9,798,184)	154,891	(15,922,778)	337,305,768	5,620,826	2,077,564

Total	$863,509,832	$642,310,182	$(727,394,951)	$154,891	$(48,125,382)	$730,454,572		$7,719,040

Strategic Factor Allocation
Underlying Funds	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,729,160,031	$2,708,751,554	$(2,641,627,780)	$1,796,283,805	1,796,283,805	$159,567

71

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Strategic Volatility Premium
Underlying Funds	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$368,029,368	$586,708,115	$(539,681,465)	$415,056,018	415,056,018	$7,995

Tactical Tilt Overlay
Underlying Funds	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Gain/(Loss)	Ending Value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income	Capital Gains Distribution
Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,850,734,808	$2,049,631,005	$(2,213,404,679)	$—	$1,686,961,134	1,686,961,134	$233,239	$—
Goldman Sachs High Yield Floating Rate Fund — Class R6	104,904,518	129,555,350	—	(2,816,147)	231,643,723	25,015,521	2,614,519	—
Goldman Sachs MLP Energy Infrastructure Fund — Class R6 Shares	19,074,456	658,245	—	3,726,073	23,458,774	851,498	658,245	—
Goldman Sachs Energy Infrastructure Fund — Class R6	76,333,727	4,951,165	—	11,312,440	92,597,332	8,752,111	1,585,014	3,366,151

Total	$2,051,047,509	$2,184,795,765	$(2,213,404,679)	$12,222,366	$2,034,660,963		$5,091,017	$3,366,151

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2022, were as follows:

Fund	Government Purchases	Purchases	Sales and Maturities
Global Managed Beta	$—	$148,509,393	$274,211,790
Tactical Tilt Overlay	108,210,357	330,509,176	165,914,563

For the six months ended February 28, 2022, there were no purchases and proceeds from sales and maturities of long-term securities for the Strategic Factor Allocation and Strategic Volatility Premium Funds.

7. SECURITIES LENDING

The Global Managed Beta Fund and Tactical Tilt Overlay Fund may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending

72

GOLDMAN SACHS ALLOCATION FUNDS

7. SECURITIES LENDING (continued)

procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement and/or Consolidated Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2022, are disclosed as “Payable upon return of securities loaned” on the Statement and Consolidated Statement of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Fund’s for the six months ended February 28, 2022, are reported under Investment Income on the Statement and Consolidated Statement of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2022.

Fund	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2022
Global Managed Beta	$961,050	$688,922,218	$(522,348,897)	$167,534,371
Tactical Tilt Overlay	5,522,825	483,032,194	(450,946,133)	37,608,886

73

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2021, the Funds capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Global Managed Beta	Strategic Factor Allocation	Strategic Volatility Premium	Tactical Tilt Overlay

Capital loss carryforwards:
Perpetual Long-Term	$—	$—	$—	$(20,953,789)
Perpetual Short-Term	—	—	—	(205,650,629)
Total capital loss carryforwards	$—	$—	$—	$(226,604,418)
Timing differences (Straddle Loss Deferral)	$(12,327,164)	$—	$—	$(31,702,381)

As of February 28, 2022, the Funds aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Managed Beta	Strategic Factor Allocation	Strategic Volatility Premium	Tactical Tilt Overlay
Tax Cost	$1,568,173,202	$1,835,059,247	$415,977,863	$4,274,223,250
Gross unrealized gain	421,772,049	—	—	133,908,681
Gross unrealized loss	(39,594,931)	(38,775,442)	(921,845)	(26,674,456)
Net unrealized gains (losses)	$ 382,177,118	$(38,775,442)	$(921,845)	$107,234,225

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, partnership investments and passive foreign investment company investments.

GSAM has reviewed each Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in each Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to a Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

74

GOLDMAN SACHS ALLOCATION FUNDS

9. OTHER RISKS (continued)

Dividend-Paying Investments Risk — Each Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — Each Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, a Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

75

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

9. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, each Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by a Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. A Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or an Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or an Underlying Fund are forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s or an Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s or an Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or an Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a

76

GOLDMAN SACHS ALLOCATION FUNDS

9. OTHER RISKS (continued)

Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), a Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then a Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

Tax Risk — The Tactical Tilt Overlay Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.

77

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements and Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Managed Beta Fund
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	13,340,726	$206,190,818	54,237,188	$821,037,700
Reinvestment of distributions	11,856,265	184,192,220	5,764,208	81,014,178
Shares redeemed	(26,942,253)	(430,618,190)	(44,743,393)	(666,596,798)

NET INCREASE (DECREASE)	(1,745,262)	$(40,235,152)	15,258,003	$235,455,080

	Strategic Factor Allocation Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	529,177	$5,908,804	187,646	$2,253,911
Reinvestment of distributions	42,401	485,488	31,128	353,924
Shares redeemed	(68,868)	(778,656)	(159,843)	(1,888,077)
	502,710	5,615,636	58,931	719,758
Class R6 Shares
Reinvestment of distributions	149	1,686	80	899
Class P Shares
Shares sold	24,438,705	290,654,175	64,661,223	760,927,034
Reinvestment of distributions	26,787,359	302,965,029	11,190,441	125,892,465
Shares redeemed	(27,362,583)	(317,217,684)	(26,073,017)	(307,325,222)
	23,863,481	276,401,520	49,778,647	579,494,277

NET INCREASE	24,366,340	$282,018,842	49,837,658	$580,214,934

78

GOLDMAN SACHS ALLOCATION FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Volatility Premium Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Period Ended August 31, 2021(a)

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	17,374	$173,590	34,622	$347,110
Reinvestment of distributions	136	1,365	—	—
Shares redeemed	(21,718)	(217,081)	(1)	(10)
	(4,208)	(42,126)	34,621	347,100
Class P Shares
Shares sold	18,292,044	183,435,981	42,669,960	429,000,416
Reinvestment of distributions	176,886	1,774,163	—	—
Shares redeemed	(7,963,216)	(79,697,349)	(814,504)	(8,183,244)
	10,505,714	105,512,795	41,855,456	420,817,172

NET INCREASE	10,501,506	$105,470,669	41,890,077	$421,164,272

(a)	Commenced operations on March 29, 2021.

	Tactical Tilt Overlay Fund

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	1,007,790	$10,800,204	550,145	$5,746,917
Reinvestment of distributions	21,277	225,531	8,823	88,055
Shares redeemed	(68,667)	(733,321)	(151,058)	(1,550,598)
	960,400	10,292,414	407,910	4,284,374
Class R6 Shares
Shares sold	19,217,273	199,253,814	28,297,761	284,154,037
Reinvestment of distributions	2,340,151	24,009,953	4,276,594	41,354,663
Shares redeemed	(56,593,350)	(585,368,184)	(4,820,051)	(48,576,023)
	(35,035,926)	(362,104,417)	27,754,304	276,932,677
Class P Shares
Shares sold	78,562,938	815,117,557	89,171,451	903,881,851
Reinvestment of distributions	6,897,814	70,771,569	11,744,376	113,568,116
Shares redeemed	(12,483,502)	(129,103,089)	(37,989,658)	(381,821,832)
	72,977,250	756,786,037	62,926,169	635,628,135

NET INCREASE	38,901,724	$404,974,034	91,088,383	$916,845,186

79

GOLDMAN SACHS ALLOCATION FUNDS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

80

GOLDMAN SACHS ALLOCATION FUNDS

Fund Expenses — Six Month Period Ended February 28, 2022 (Unaudited)

As a shareholder of Institutional, Class R6 and Class P Shares of the Fund you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional, Class R6 and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022, through February 28, 2022, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Global Managed Beta Fund				Strategic Factor Allocation Fund				Strategic Volatility Premium Fund(a)				Tactical Tilt Overlay Fund
Share Class	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*
Institutional
Actual	$1,000.00	$940.10		$1.44	$1,000.00	$996.80		$3.37	$1,000.00	$991.90		$1.83	$1,000.00	$1,016.30		$3.40
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,021.42	+	3.41	1,000.00	1,022.96	+	1.86	1,000.00	1021.42	+	3.41
Class R6
Actual	—	—		—	1,000.00	996.70		3.22	—	—		—	1,000.00	1,016.80		3.35
Hypothetical 5% return	—	—		—	1,000.00	1,021.57	+	3.26	—	—		—	1,000.00	1021.47	+	3.36
Class P
Actual	—	—		—	1,000.00	996.70		3.32	1,000.00	991.90		1.83	1,000.00	1,016.80		3.35
Hypothetical 5% return	—	—		—	1,000.00	1021.47		3.36	1,000.00	1022.96		1.86	1,000.00	1,021.47	+	3.36

*	Expenses are calculated using the Fund’s annualized net expense ratio (excluding proxy fees) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio (excluding proxy fees) by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional	Class R6	Class P
Global Managed Beta	0.30%	—%	—%
Strategic Factor Allocation	0.68	0.65	0.67
Strategic Volatility Premium	0.37	—	0.37
Tactical Tilt Overlay	0.68	0.67	0.67

+	Hypothetical expenses are based on Fund’s actual annualized net expense ratios (excluding proxy fees) and an assumed rate of return of 5% per year before expenses.

81

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.21 trillion in assets under supervision as of December 31, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Mid Cap Growth Fund[6]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES

Jessica Palmer, Chair

Dwight L. Bush

Kathryn A. Cassidy

John G. Chou*

Diana M. Daniels

Joaquin Delgado

Eileen H. Dowling

James A. McNamara

Roy W. Templin

Gregory G. Weaver

Paul C. Wirth*

* Effective April 12, 2022.

OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (’’SEC’’) web site at http://www.sec.gov.

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of February 28, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2022 Goldman Sachs. All rights reserved. 275078-OTU-1588984 ALLOCATESAR-22

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 31, 2021.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	May 4, 2022

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	May 4, 2022